    As filed with the Securities and Exchange Commission on April 30, 2008

                                                             File No. 002-78020
                                                                      811-03488

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                              [ ]

   Post-Effective Amendment No.51                                           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 115                                                        [X]

                       (Check appropriate box or boxes.)

                               -----------------

                  Phoenix Life Variable Accumulation Account
            (f/k/a Phoenix Home Life Variable Accumulation Account)
                          (Exact Name of Registrant)

                               -----------------

                        Phoenix Life Insurance Company
              (f/k/a Phoenix Home Life Mutual Insurance Company)
                              (Name of Depositor)

                               -----------------

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------


                              John H. Beers, Esq.

                        Phoenix Life Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ______ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

   Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

                                    PART A

                   Version B is not affected by this filing

                                                                    (Version A)

              Group Strategic Edge(R)     The Big Edge Plus(R)
               The Big Edge Choice(R)
                    for New York                Big Edge
                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix-Alger Small-Cap Growth
    Strategy Portfolio                     Series
 .  AllianceBernstein Wealth            .  Phoenix-Duff & Phelps Real Estate
    Appreciation Strategy Portfolio        Securities Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Dynamic Asset Allocation
 Class A                                   Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix-Sanford Bernstein Mid-Cap
 Fidelity(R) Variable Insurance            Value Series
 Products - Service Class               .  Phoenix-Sanford Bernstein
 .  Fidelity VIP Contrafund(R)             Small-Cap Value Series
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
 .  Fidelity VIP Investment Grade Bond  Advisor Class
    Portfolio                           .  PIMCO VIT CommodityRealReturn/TM/
 Franklin Templeton Variable Insurance     Strategy Portfolio
 Products Trust - Class 2               .  PIMCO VIT Real Return Portfolio
 .  Franklin Flex Cap Growth            .  PIMCO VIT Total Return Portfolio
    Securities Fund                     The Rydex Variable Trust
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Inverse
 .  Mutual Shares Securities Fund          Government Long Bond Strategy
 .  Templeton Developing Markets           Fund /1/
    Securities Fund                     .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Sector
 .  Templeton Global Asset Allocation      Rotation Fund /1/
    Fund /2/                            Sentinel Variable Products Trust
 .  Templeton Growth Securities Fund    .  Sentinel Variable Products
 Lazard Retirement Series - Service        Balanced Fund
 Shares                                 .  Sentinel Variable Products Bond
 .  Lazard Retirement Small Cap            Fund
    Portfolio /1/                       .  Sentinel Variable Products Common
 Lord Abbett Series Fund, Inc. - Class     Stock Fund
 VC                                     .  Sentinel Variable Products Mid Cap
 .  Lord Abbett Bond-Debenture             Growth Fund
    Portfolio                           .  Sentinel Variable Products Small
 .  Lord Abbett Growth and Income          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 .  Lord Abbett Mid-Cap Value Portfolio Pinnacle Series
 Neuberger Berman Advisers Management   .  Summit S&P MidCap 400 Index
 Trust - Class S                           Portfolio
 .  Neuberger Berman AMT Small Cap      The Universal Institutional Funds,
    Growth Portfolio                    Inc. - Class II Shares
 .  Neuberger Berman AMT Guardian       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 Oppenheimer Variable Account Funds -   Wanger Advisors Trust
 Service Shares                         .  Wanger International Select
 .  Oppenheimer Capital Appreciation    .  Wanger International Small Cap/ 3/
    Fund/VA                             .  Wanger Select
 .  Oppenheimer Global Securities       .  Wanger U.S. Smaller Companies/ 4/
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
      October 29, 2001. /3 /Effective June 1, 2008, to be known as Wanger International./ 4/Effective June 1, 2008, to be known as Wanger USA. See
                    Appendix A for additional information.

  The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus. If you have any questions, please contact:

       [GRAPHIC]                              [GRAPHIC]
                 Phoenix Life Insurance
                 Company                                Tel. 800/541-0171
                 Annuity Operations Division
                 PO Box 8027
                 Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                             Page
--------------------------------------------------------

Glossary of Special Terms..........................    3
Summary of Expenses................................    4
Contract Summary...................................    8
Financial Highlights...............................   10
Financial Statements...............................   10
Performance History................................   10
The Variable Accumulation Annuity..................   10
Phoenix and the Separate Account...................   10
The Variable Investment Options....................   11
 Administrative, Marketing and Support Service Fees   11
GIA................................................   12
Deductions and Charges.............................   12
 Guaranteed Minimum Income Benefit Rider Fee.......   12
 Surrender Charges.................................   12
 Tax...............................................   13
 Charges for Mortality and Expense Risks...........   13
 Charges for Administrative Services...............   13
 Other Charges.....................................   14
The Accumulation Period............................   14
 Accumulation Units................................   14
 Accumulation Unit Values..........................   14
 Purchase of Contracts.............................   14
 Additional Programs...............................   15
 Optional Benefits.................................   17
 Payment Upon Death After Maturity Date............   19
 Surrender of Contract and Withdrawals.............   19
 Contract Termination..............................   20
 Payment Upon Death Before Maturity Date...........   20
Big Edge Choice(R) for New York Contracts..........   21
 Surrender Charges.................................   21
 Daily Administrative Fee..........................   21
 Maturity Date.....................................   21
 Ownership of the Contract.........................   21
 Payment Upon Death Before Maturity Date...........   21
 Transfers.........................................   22
Group Strategic Edge(R) Contracts..................   22
 Allocated Group Contracts.........................   22
 Unallocated Group Contracts.......................   23
Internet, Interactive Voice Response and Telephone
  Transfers........................................   23


Heading                                               Page
-------------------------------------------

Market Timing and Other Disruptive Trading...........   24
The Annuity Period...................................   25
 Annuity Payments....................................   25
 Annuity Payment Options.............................   26
 Other Options and Rates.............................   27
   Other Conditions..................................   27
 Payment Upon Death After Maturity Date..............   28
Variable Account Valuation Procedures................   28
 Valuation Date......................................   28
 Valuation Period....................................   28
 Accumulation Unit Value.............................   28
 Net Investment Factor...............................   28
Miscellaneous Provisions.............................   28
 Assignment..........................................   28
 Payment Deferral....................................   29
 Free Look Period....................................   29
 Amendments to Contracts.............................   29
 Substitution of Fund Shares.........................   29
 Ownership of the Contract...........................   29
 Inherited/Stretch Annuity Feature...................   29
Federal Income Taxes.................................   30
 Introduction........................................   30
 Income Tax Status...................................   30
 Taxation of Annuities in General--Nonqualified Plans   31
 Additional Considerations...........................   32
 Owner Control.......................................   32
 Diversification Standards...........................   33
 Taxation of Annuities in General--Qualified Plans...   33
Sales of Variable Accumulation Contracts.............   37
Servicing Agent......................................   38
State Regulation.....................................   38
Reports..............................................   38
Voting Rights........................................   38
Texas Optional Retirement Program....................   39
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.......   39
SAI Table of Contents................................   40
Appendix A--Investment Options.......................  A-1
Appendix B--Deductions For Taxes.....................  B-1
Appendix C--Financial Highlights.....................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.


Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the start of annuity payments.

Accumulation Unit Value: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.


Annuitant: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.


Claim Date: The contract value next determined following receipt of due proof.

Contract: The deferred variable accumulation annuity contracts described in this prospectus.

Contract Owner (owner, you, your): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.


Contract Value: Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.


Group Contract: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.


Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


Maturity Date: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25
..  Qualified plans--$1,000 annually
..  Contracts with a Maturity Date in the first contract year--$10,000

Net Asset Value: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.

Valuation Date: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.

CONTRACT OWNER TRANSACTION EXPENSES
  Surrender Charge/1/ (as a percentage of amount
  surrendered) for the following contracts:
  Big Edge, Big Edge Plus,(R) Group Strategic Edge(R) -
  Allocated
     Age of Payment in Complete Years 0................... 6%
     Age of Payment in Complete Years 1................... 5%
     Age of Payment in Complete Years 2................... 4%
     Age of Payment in Complete Years 3................... 3%
     Age of Payment in Complete Years 4................... 2%
     Age of Payment in Complete Years 5................... 1%
     Age of Payment in Complete Years 6 and thereafter.... None

  Group Strategic Edge(R) - Unallocated
     Age of Payment in Complete Years 0................... 6%
     Age of Payment in Complete Years 4................... 6%   This table describes the fees and expenses that you will pay
     Age of Payment in Complete Years 5................... 5%   at the time that you surrender the contract or transfer value
     Age of Payment in Complete Years 6................... 4%   between the investment options. State premium taxes may
     Age of Payment in Complete Years 7................... 3%   also be deducted.
     Age of Payment in Complete Years 8................... 2%
     Age of Payment in Complete Years 9................... 1%
     Age of Payment in Complete Years 10+................. None

  Big Edge Choice(R) for New York
     Age of Payment in Complete Years 0................... 7%
     Age of Payment in Complete Years 1................... 6%
     Age of Payment in Complete Years 2................... 5%
     Age of Payment in Complete Years 3................... 4%
     Age of Payment in Complete Years 4................... 3%
     Age of Payment in Complete Years 5................... 2%
     Age of Payment in Complete Years 6................... 1%
     Age of Payment in Complete Years 7+.................. None

  Transfer Charge/2/
     Current.............................................. None
     Maximum.............................................. $20

ANNUAL CONTRACT FEE/3/
  Big Edge, Big Edge Plus(R) and Big Edge Choice(R) for
  New York
  Maximum fee......................................      $35

  Group Strategic Edge(R) - Allocated
  Current fee per participant......................      $15
  Maximum fee per participant......................      $30

  Group Strategic Edge(R) - Unallocated                           This table describes the fees and expenses that you will pay
  Current fee per group contract...................     $300      periodically during the time that you own the contract, not
  Maximum fee per group contract...................     $500      including annual fund fees and expenses.

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value) for the following contracts:

  Big Edge
  Mortality and Expense Risk Fee..................... 1.250%
  Daily Administrative Fee........................... 0.000%
  Total Separate Account Annual Expenses............. 1.250%

/1/ A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges--Surrender Charges."
/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
/3/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."

  Big Edge Plus,(R) Group Strategic Edge(R)
    (Allocated & Unallocated)
  Mortality and Expense Risk Fee............. 1.250%
  Daily Administrative Fee................... 0.000%
  Total Separate Account Annual Expenses..... 1.250%

  Big Edge Choice(R) for New York
  Mortality and Expense Risk Fee............. 1.250%
  Daily Administrative Fee................... 0.125%
  Total Separate Account Annual Expenses..... 1.375%



The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.31%   3.83%
  Net Annual Fund Operating Expenses/1/..  0.28%   3.83%


/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

                             Optional Benefit Fees


       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the annual Separate Account Expenses.

          Big Edge, Big Edge Plus,(R) Big Edge Choice(R) for New York


GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER FEE/1, 2/

(as a percentage of the guaranteed annuitization value)
       Current....................... 0.60%
       Maximum....................... 1.00%
-------------------------------------------------------------

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:



                        Big Edge, Big Edge Plus,(R) Group Strategic Edge(R)
                        (Allocated & Unallocated)
                        -------------------------

                        1 Year      3 Years      5 Years      10 Years
                        ---------------------------------------------------
                        $1,099..... $2,031       $2,953        $5,468

                        Big Edge Choice(R) for New York
                        ----------------------------

                        1 Year      3 Years      5 Years      10 Years
                        ---------------------------------------------------
                        $1,205..... $2,162       $3,101        $5,554


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Big Edge, Big Edge Plus,(R) Group Strategic Edge(R)
                        (Allocated & Unallocated)
                        -------------------------

                        1 Year      3 Years      5 Years      10 Years
                        ---------------------------------------------------
                         $563...... $1,678       $2,778        $5,468

                        Big Edge Choice(R) for New York
                        ----------------------------

                        1 Year      3 Years      5 Years      10 Years
                        ---------------------------------------------------
                         $575...... $1,712       $2,831        $5,554



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left. /1/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

/2/ For current rates effective in prior periods, please contact the Annuity
    Operations Division.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


  The contract offers a combination of investment options both variable and fixed. Investments in the investment options provide returns that are variable and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions. There is no guarantee that on the maturity date the contract value will equal or exceed payments made under the contract.


  You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Contracts" section of this prospectus.


Investment Features

Flexible Payments
..  You may make payments anytime until the maturity date.

..  You can vary the amount and frequency of your payments.

..  Other than the Minimum Initial Payment, there are no required payments.

Minimum Contribution
..  Generally, the minimum initial payment is $1,000.

Allocation of Premiums and Contract Value

.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option, invests directly in a professionally managed fund.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).


..  Payments and transfers to the GIA are subject to the Maximum GIA Percentage.
   The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4% for individual contracts and 3% for group contracts).

.. You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.


..  Withdrawals may be subject to the 10% penalty tax. See "Federal Income
   Taxes."

..  Prior to the maturity date, contract owners who have elected the Guaranteed
   Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.


Death Benefit
  The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. No deduction for surrender charges is taken after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Payment Options K or L.

.. A declining surrender charge is assessed on withdrawals in excess of the 10% of the account value, based on the date the premium payments are deposited:

Big Edge, Big Edge Plus(R) and Group Strategic Edge(R) - Allocated Contracts:

                 ---------------------------------------------
                 Percent           6%  5%  4%  3%  2%  1%  0%
                 ---------------------------------------------
                 Age of Payment    0   1   2   3   4   5   6
                 in Complete Years
                 ---------------------------------------------

Group Strategic Edge(R) - Unallocated Contracts:

                 ---------------------------------------------
                 Percent           6%  5%  4%  3%  2%  1%  0%
                 ---------------------------------------------
                 Age of Payment    0-4 5   6   7   8   9   10+
                 in Complete Years
                 ---------------------------------------------

Big Edge Choice(R) for New York Contracts:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Age of Payment    0   1   2   3   4   5   6   7+
               in Complete Years
               -------------------------------------------------

.. Taxes--taken from the contract value upon premium payment or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

  See "Deductions and Charges--Surrender Charges" for a detailed discussion.

From the Separate Account
.. The daily administrative fee--currently 0.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "Big Edge Choice(R) for New York--Daily Administrative Fee."

.. Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Additional Information

Free Look Period
  You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.

  More information, including the Separate Account and Company financial statements, is in the SAI and the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary according to the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case, the amounts held under a Contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


Phoenix and the Separate Account
--------------------------------------------------------------------------------

  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

  Our executive and administrative office is at One American Row, Hartford, Connecticut 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

  On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

  On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.


  Contributions to the GIA are not invested in the Separate Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see the section titled, "GIA."

The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


  Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures, however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.

Deductions and Charges
--------------------------------------------------------------------------------

Guaranteed Minimum Income Benefit Rider Fee (Big Edge, Big Edge Plus,(R) Big Edge Choice(R) for New York contracts only)
  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.


  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option and GIA bearing a pro rata share of such fee based on the proportionate contract value of each investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.

Surrender Charges
  A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L. For more information, see "Annuity

Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis.
In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

  The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

                 ---------------------------------------------
                 Percent           6%  5%  4%  3%  2%  1%  0%
                 ---------------------------------------------
                 Age of Payment    0   1   2   3   4   5   6+
                 in Complete Years
                 ---------------------------------------------


  Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Charges for Mortality and Expense Risks
  While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

  In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.


  To compensate for assuming these risks, we currently charge each investment option the daily equivalent of .40% annually of the current value of the investment option's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix.


  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Charges for Administrative Services
  We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, maintain the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."


  To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each investment option and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

  If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

  We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

  No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.


Purchase of Contracts
  We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25


  . You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available investment option, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.


..  Qualified plans--$1,000 annually

  . Contracts purchased in connection with tax-qualified or employer-sponsored plans--a minimum annual payment of $1,000 is required.

..  Contracts with a maturity date in the first contract year--$10,000

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Payments received under the contracts will be allocated in any combination to any investment option or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Money Market investment option. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


  For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

..  the makeup and size of the prospective group; or

..  the method and frequency of payments; and

.. the amount of compensation to be paid to Registered Representative(s) on each payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

Additional Programs
  You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

  If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


  The following programs are currently available:


..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.


..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Phoenix-Ibbotson Strategic Asset Allocation

  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or by writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.


  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
  Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA. The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program is in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each investment option and the GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Guaranteed Minimum Income Benefit ("GMIB") Rider (Big Edge, Big Edge Plus,(R) Big Edge Choice(R) for New York contracts only)
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

After the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 85/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 85/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85/th/ birthday.

   D =any tax that may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A -- Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B -- Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D -- Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date
  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


                   Important information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

Surrender of Contract and Withdrawals
  If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

  Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate without value, if on any valuation date:

..  the contract value is zero; or

.. the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

  Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

..  Who Receives Payment

  .  Death of an Owner/Annuitant

     If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.


  .  Death of an Annuitant who is not the Owner

     If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

  .  Death of Owner who is not the Annuitant
     If the owner is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  .  Spousal Beneficiary Contract Continuance
     If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.


  .  Qualified Contracts
     Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

  . Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

  .  Ownership of the Contract by a Non-Natural Person

     If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


..  Payment Amount


  . Upon the Death of the Annuitant or Owner/Annuitant who has not yet reached the Maturity Date (age 85)


   1.Death occurring in the first 6-year period following the contract date--the greater of:

      a. 100% of payments, less any withdrawals; or
      b. the contract value as of the claim date.

   2.Death occurring in any subsequent 6-year period--the greater of:

      a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or
      b. the contract value as of the claim date.


  .  After the Maturity Date (Annuitant's 85/th/ birthday)

     The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

  .  Death of an Owner who is not the Annuitant

     Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.

  If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"), and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

  Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."

Big Edge Choice(R) for New York Contracts
--------------------------------------------------------------------------------

  New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for Big Edge Choice(R) for New York contracts."

Surrender Charges
  A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Payment Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner. Surrender Charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years.

  Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Age of Payment    0   1   2   3   4   5   6   7+
               in Complete Years
               -------------------------------------------------

  If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

Daily Administrative Fee

  We also charge each investment option the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.


Maturity Date
  The maturity date cannot be earlier than five years from the inception of the contract, or later than the contract anniversary nearest the annuitant's 90/th/ birthday.

Ownership of the Contract
  Joint ownership of the contract is not permitted.

Payment Upon Death Before Maturity Date
..  Who Receives Payment

  .  Death of an Owner/Annuitant

     If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.


  .  Death of an Annuitant who is not the Owner

     If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

  .  Death of Owner who is not the Annuitant
     If the owner is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  .  Spousal Beneficiary Contract Continuance
     If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the annuitant.


  .  Qualified Contracts
     Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

     Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

  .  Ownership of the Contract by a Non-Natural Person

     If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


..  Payment Amount


  . Upon the Death of the Annuitant or Owner/Annuitant who has net yet reached the Maturity Date (age 85)

     1. Death occurring in the first contract year--the greater of:

      a. 100% of payments, less any withdrawals; or
      b. the contract value as of the claim date.

     2. Death occurring in any subsequent contract year--the greater of:

      a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or
      b. the contract value as of the claim date.


  .  After the Maturity Date (Annuitant's 85/th/ birthday)

     The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

  .  Death of an Owner who is not the Annuitant

     Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:


     1. 100% of payments, less any withdrawals; or
     2. the contract value as of the claim date.


  If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"), and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


  Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution-at-Death Rules."

Transfers
  A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

Group Strategic Edge(R) Contracts
--------------------------------------------------------------------------------

  Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

Allocated Group Contracts

  Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose investment options, and transfer amounts between investment options.


  Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

  If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges"). Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

..  death of a participant

..  disability

..  demonstration of financial hardship

.. separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

..  participant loan

..  purchase of:

  .  annuity contract
  .  retired life certificate
  .  election of life expectancy distribution option

  Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

  Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

  Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of:
(a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.


  Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's investment options in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.


Unallocated Group Contracts
  Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

  Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

  If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

                 ---------------------------------------------
                 Percent           6%  5%  4%  3%  2%  1%  0%
                 ---------------------------------------------
                 Age of Payment    0-4 5   6   7   8   9   10+
                 in Complete Years
                 ---------------------------------------------

  Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

  Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. The Company may discontinue any of these options and may provide other options at any time.


  Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the payment allocation schedule of your contract.

  You may also request transfers and changes in payment allocations among available investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

  Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the investment option selected, are made monthly for life and, if the annuitant dies within ten years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.


  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

  Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95/th/ birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options

  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a Life Annuity with a Specified Period Certain based on the life of the annuitant under Option A as described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


  Instead of the period certain life annuity (see "Option A--Life Annuity with a specified Period Certain"), you may, by written request received by our Annuity Operations Division (AOD), PO Box 8027, Boston, MA 02266-8027 on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

  The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

Option A--Life Annuity with Specified Period Certain
  Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B--Non-Refund Life Annuity
  Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option D--Joint and Survivor Life Annuity
  Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

  Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

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

Option E--Installment Refund Life Annuity
  Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

  Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G--Payments for Specified Period
  Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H--Payments of Specified Amount
  Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

Option I--Variable Payment Life Annuity with 10-Year Period Certain

  Provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.


Option J--Joint Survivor Variable Payment Life Annuity with 10-Year Period
Certain

  Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.


Option K--Variable Payment Annuity for a Specified Period
  Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Payment Life Expectancy Annuity
  Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Payment Life Annuity
  Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N--Variable Payment Non-Refund Life Annuity
  Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.


  Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.


Payment Upon Death After Maturity Date

  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.)


Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A Net Investment Factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."


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

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral
  Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

  Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.



  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market investment option. When your Free Look Period expires we allocate the contract value among the investment options and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares
  It is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or "Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

..  No additional contributions may be made.

.. Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

.. Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.

.. We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

.. With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70-1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

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

Taxation of Annuities in General--Nonqualified Plans
  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date

  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals- Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code Section 130(d));
(vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



  Distributions from qualified plans, including Section 403(b) Contracts eligible to be rolled over to new contracts, but which are paid to the policy owner directly, generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs), Section 403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

  Code Section 403(b)(11), applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer (Phoenix) to monitor compliance with these requirements. If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of:
(a) 90% of the first $10,000 of contract value minus any withdrawal charge; and
(b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under
Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to Phoenix.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs", .Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed on IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans
  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and
(i) distributions from retirement plans to individuals called to active military duty. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.



  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions". This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or
NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


  We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses.

Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.


  These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.


  Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, CUSO Financial Services, Sammons Securities, and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.


  We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and, as such, has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting.

  We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.--Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options

--------------------------------------------------------------------------------



                    Fund Name                                       Investment Objective
AIM V.I. Capital Appreciation Fund                 Growth of capital








-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/1,3/                     Growth of capital








-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/1,3/             Long term growth of capital








-----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio      Long term capital appreciation
(formerly Alger American Leveraged All Cap
Portfolio)/1,3/
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy     To maximize total return consistent with the Adviser's
Portfolio                                          determination of reasonable risk
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Long-term growth of capital
Portfolio
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           Seeks to replicate, as closely as possible, before the
                                                   deduction of expenses, the performance of the
                                                   Standard & Poor's 500 Composite Stock Price Index,
                                                   which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                            Seeks to replicate, as closely as possible, before the
                                                   deduction of expenses, the performance of the Russell
                                                   2000(R) Index, which emphasizes stocks of small US
                                                   companies.
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   Current income by investing primarily in a diversified
                                                   portfolio of U.S. government and government agency
                                                   securities
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 High current income by investing primarily in a
                                                   professionally managed, diversified portfolio of high
                                                   yield, lower rated corporated bonds (also known as
                                                   "Junk Bonds")
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio        Capital growth
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      Capital appreciation
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio       As high a level of current income as is consistent with
                                                   the preservation of capital

-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund           Capital appreciation
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                    Maximize income while maintaining prospects for
                                                   capital appreciation
-----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/1,3/         Long term capital appreciation
-----------------------------------------------------------------------------------------------------------



                    Fund Name                               Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                 Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/1,3/                     Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/1,3/             Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio      Fred Alger Management, Inc.
(formerly Alger American Leveraged All Cap
Portfolio)/1,3/
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy     AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           Deutsche Asset Management Americas Inc.
                                                    Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                            Deutsche Asset Management Americas Inc.
                                                    Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   Federated Investment Management Company


----------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 Federated Investment Management Company



----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio        Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio       Fidelity Management and Research Company
                                                    Subadvisor: Fidelity Investments Money
                                                     Management, Inc.
----------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund           Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                    Franklin Advisers, Inc.

----------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/1,3/         Lazard Asset Management LLC
----------------------------------------------------------------------------------------------------


                     Fund Name                                        Investment Objective
Lord Abbett Bond-Debenture Portfolio                High current income and the opportunity for capital
                                                    appreciation to produce a high total return
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Long-term growth of capital and income without
                                                    excessive fluctuations in market value
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Capital appreciation through investments, primarily in
                                                    equity securities which are believed to be undervalued
                                                    in the marketplace
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Capital appreciation with income as a secondary goal
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Long term growth of capital; current income is a
                                                    secondary goal
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            Capital appreciation by investing in securities of well-
                                                    known, established companies
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               Long-term capital appreciation by investing in
                                                    securities of foreign insurers, "growth-type"
                                                    companies, cyclical industries and special situations
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           Capital appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Intermediate and long-term capital appreciation with
                                                    income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Dividend growth, current income and capital
                                                    appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Capital appreciation

-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         As high a level of current income as is consistent with
                                                    the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Long-term total return

-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent investment
                                                    risk


-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth/3/
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/3/  Long-term capital growth with current income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Current income with capital growth as a secondary
Moderate/3/                                         consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Long-term capital growth and current income with a
Growth/3/                                           greater emphasis on capital growth
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Long-term capital appreciation with current income as
                                                    a secondary investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Long-term capital appreciation by investing primarily
                                                    in small-capitalization stocks that appear to be
                                                    undervalued with current income as a secondary
                                                    investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Long-term capital appreciation with current income as
                                                    a secondary consideration

-------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
Lord Abbett Bond-Debenture Portfolio                Lord, Abbett & Co. LLC

----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC

----------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Lord, Abbett & Co. LLC


----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Franklin Mutual Advisers, LLC
----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano              Subadvisor: Neuberger Berman, LLC
Portfolio)
----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Neuberger Berman Management Inc.
                                                     Subadvisor: Neuberger Berman, LLC
----------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            OppenheimerFunds, Inc.

----------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               OppenheimerFunds, Inc.


----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Harris Investment Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Phoenix Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Neuberger Berman Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc.
                                                     (fixed income portion) Phoenix Investment
                                                     Counsel, Inc. (equity portion)
----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                      Management Company
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth/3/                                 Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/3/  Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Moderate/3/                                          Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc. Limited Services
Growth/3/                                            Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.


----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Morgan Stanley Investment
                                                      Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1,3/                         to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/1,3/   Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2,3/     High total return
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/4/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/5/                 Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1,3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/1,3/   Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2,3/     Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/4/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/5/                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investment on May 1, 2006.

/2/ This fund is closed to new investment on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2008, to be known as Wanger International

/5/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified Qualified
-----                       --------------- ------------- ------------ ---------
California.................                       X           2.35%      0.50%

Florida....................                       X           1.00       1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/    0.04

West Virginia..............                       X           1.00       1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027




Group Strategic Edge(R) and Big Edge Plus(R) Contracts

                                                       Subaccount Subaccount     Units
                                                       Unit Value Unit Value Outstanding at
                                                       Beginning     End     End of Period
                      Subaccount                       of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
From 5/3/01* to 12/31/01                                 $1.000     $0.865        99
From 1/1/02 to 12/31/02                                  $0.865     $0.646        485
From 1/1/03 to 12/31/03                                  $0.646     $0.826       1,139
From 1/1/04 to 12/31/04                                  $0.826     $0.870       1,272
From 1/1/05 to 12/31/05                                  $0.870     $0.935       1,362
From 1/1/06 to 12/31/06                                  $0.935     $0.982       1,635
From 1/1/07 to 12/31/07                                  $0.982     $1.086       1,206
AIM V.I. Core Equity Fund - Class I
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
From 4/21/06* to 12/31/06                                $1.000     $1.087        565
From 1/1/07 to 12/31/07                                  $1.087     $1.160        434
AIM V.I. Mid Cap Core Equity Fund - Class I
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
From 1/1/04 to 12/31/04                                  $1.184     $1.016       5,224
From 1/1/05 to 12/31/05                                  $1.016     $1.080       5,411
From 1/1/06 to 12/31/06                                  $1.080     $1.187       1,140
From 1/1/07 to 12/31/07                                  $1.187     $1.284        935
Alger American Leveraged AllCap Portfolio - Class O
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
From 6/13/00* to 12/31/00                                $1.000     $0.778       2,174
From 1/1/01 to 12/31/01                                  $0.778     $0.646       3,548
From 1/1/02 to 12/31/02                                  $0.646     $0.422       4,723
From 1/1/03 to 12/31/03                                  $0.422     $0.561       6,335
From 1/1/04 to 12/31/04                                  $0.561     $0.599       5,029
From 1/1/05 to 12/31/05                                  $0.599     $0.677       3,621
From 1/1/06 to 12/31/06                                  $0.677     $0.798       3,036
From 1/1/07 to 12/31/07                                  $0.798     $1.052       2,464
DWS Equity 500 Index Fund VIP - Class A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
From 11/23/01* to 12/31/01                               $1.000     $1.054        152
From 1/1/02 to 12/31/02                                  $1.054     $0.816       3,099
From 1/1/03 to 12/31/03                                  $0.816     $1.033       5,702
From 1/1/04 to 12/31/04                                  $1.033     $1.128       5,787
From 1/1/05 to 12/31/05                                  $1.128     $1.166       4,599
From 1/1/06 to 12/31/06                                  $1.166     $1.330       3,608
From 1/1/07 to 12/31/07                                  $1.330     $1.383       2,945



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/15/99* to 12/31/99   $1.000     $0.994       1,802
        From 1/1/00 to 12/31/00      $0.994     $1.089       2,176
        From 1/1/01 to 12/31/01      $1.089     $1.151       8,844
        From 1/1/02 to 12/31/02      $1.151     $1.239       17,388
        From 1/1/03 to 12/31/03      $1.239     $1.253       10,957
        From 1/1/04 to 12/31/04      $1.253     $1.282       8,358
        From 1/1/05 to 12/31/05      $1.282     $1.292       7,063
        From 1/1/06 to 12/31/06      $1.292     $1.328       6,478
        From 1/1/07 to 12/31/07      $1.328     $1.394       5,500
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/15/99* to 12/31/99   $1.000     $1.007        161
        From 1/1/00 to 12/31/00      $1.007     $0.905       1,288
        From 1/1/01 to 12/31/01      $0.905     $0.906       2,813
        From 1/1/02 to 12/31/02      $0.906     $0.907       3,119
        From 1/1/03 to 12/31/03      $0.907     $1.095       4,144
        From 1/1/04 to 12/31/04      $1.095     $1.194       2,568
        From 1/1/05 to 12/31/05      $1.194     $1.211       2,396
        From 1/1/06 to 12/31/06      $1.211     $1.325       2,110
        From 1/1/07 to 12/31/07      $1.325     $1.353       1,761
        Fidelity VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/20/00* to 12/31/00    $1.000     $0.925       1,612
        From 1/1/01 to 12/31/01      $0.925     $0.801       3,390
        From 1/1/02 to 12/31/02      $0.801     $0.716       8,080
        From 1/1/03 to 12/31/03      $0.716     $0.908       9,222
        From 1/1/04 to 12/31/04      $0.908     $1.034       10,682
        From 1/1/05 to 12/31/05      $1.034     $1.193       13,999
        From 1/1/06 to 12/31/06      $1.193     $1.315       15,314
        From 1/1/07 to 12/31/07      $1.315     $1.526       13,941
        Fidelity VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/21/00* to 12/31/00    $1.000     $0.833        339
        From 1/1/01 to 12/31/01      $0.833     $0.704        920
        From 1/1/02 to 12/31/02      $0.704     $0.543       1,084
        From 1/1/03 to 12/31/03      $0.543     $0.695        998
        From 1/1/04 to 12/31/04      $0.695     $0.735       1,104
        From 1/1/05 to 12/31/05      $0.735     $0.790       1,345
        From 1/1/06 to 12/31/06      $0.790     $0.821       1,597
        From 1/1/07 to 12/31/07      $0.821     $0.998       1,945
        Fidelity VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/16/00* to 12/31/00    $1.000     $0.849       1,819
        From 1/1/01 to 12/31/01      $0.849     $0.690       4,743
        From 1/1/02 to 12/31/02      $0.690     $0.475       7,683
        From 1/1/03 to 12/31/03      $0.475     $0.623       7,751
        From 1/1/04 to 12/31/04      $0.623     $0.636       7,398
        From 1/1/05 to 12/31/05      $0.636     $0.663       4,975
        From 1/1/06 to 12/31/06      $0.663     $0.699       3,329
        From 1/1/07 to 12/31/07      $0.699     $0.876       3,501



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Fidelity VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/26/07* to 12/31/07    $1.000     $1.033        383
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.037        102
        From 1/1/07 to 12/31/07      $1.037     $1.062       1,164
        Lazard Retirement Small Cap Portfolio - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/22/05* to 12/31/05    $1.000     $1.093       4,650
        From 1/1/06 to 12/31/06      $1.093     $1.253        267
        From 1/1/07 to 12/31/07      $1.253     $1.148        210
        Lord Abbett Bond-Debenture Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/8/05* to 12/31/05     $0.988     $1.022       3,743
        From 1/1/06 to 12/31/06      $1.022     $1.103       1,084
        From 1/1/07 to 12/31/07      $1.103     $1.157        986
        Lord Abbett Growth and Income Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/8/05* to 12/31/05     $0.979     $1.049       4,729
        From 1/1/06 to 12/31/06      $1.049     $1.215       4,407
        From 1/1/07 to 12/31/07      $1.215     $1.241       3,678
        Lord Abbett Mid-Cap Value Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/8/05* to 12/31/05     $0.963     $1.082       4,724
        From 1/1/06 to 12/31/06      $1.082     $1.199       2,205
        From 1/1/07 to 12/31/07      $1.199     $1.191       3,658
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 11/11/98* to 12/31/98   $1.000     $1.015        124
        From 1/1/99 to 12/31/99      $1.015     $1.095        399
        From 1/1/00 to 12/31/00      $1.095     $1.216        594
        From 1/1/01 to 12/31/01      $1.216     $1.286       3,338
        From 1/1/02 to 12/31/02      $1.286     $1.120       3,987
        From 1/1/03 to 12/31/03      $1.120     $1.384       3,721
        From 1/1/04 to 12/31/04      $1.384     $1.539       3,694
        From 1/1/05 to 12/31/05      $1.539     $1.680       4,513
        From 1/1/06 to 12/31/06      $1.680     $1.965       4,953
        From 1/1/07 to 12/31/07      $1.965     $2.007       4,824
        Neuberger Berman AMT Fasciano Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.029     $1.012         1
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.029     $1.105        222
        Oppenheimer Capital Appreciation Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.029     $1.161        32
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.029     $1.109        191
        Oppenheimer Main Street Small Cap Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.039     $1.009        175



*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
                Subaccount        of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Phoenix Capital Growth Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/98 to 12/31/98   $10.762    $13.819       83,410
         From 1/1/99 to 12/31/99   $13.819    $17.699       70,239
         From 1/1/00 to 12/31/00   $17.699    $14.371       58,574
         From 1/1/01 to 12/31/01   $14.371    $9.282        45,771
         From 1/1/02 to 12/31/02   $9.282     $6.892        35,072
         From 1/1/03 to 12/31/03   $6.892     $8.609        28,830
         From 1/1/04 to 12/31/04   $8.609     $8.924        23,640
         From 1/1/05 to 12/31/05   $8.924     $9.140        17,966
         From 1/1/06 to 12/31/06   $9.140     $9.316        13,748
         From 1/1/07 to 12/31/07   $9.316     $10.188       11,329
         Phoenix Growth and Income Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 3/3/98* to 12/31/98  $1.000     $1.192        16,396
         From 1/1/99 to 12/31/99   $1.192     $1.378        23,888
         From 1/1/00 to 12/31/00   $1.378     $1.271        22,597
         From 1/1/01 to 12/31/01   $1.271     $1.152        20,147
         From 1/1/02 to 12/31/02   $1.152     $0.882        15,487
         From 1/1/03 to 12/31/03   $0.882     $1.110        12,751
         From 1/1/04 to 12/31/04   $1.110     $1.211        15,178
         From 1/1/05 to 12/31/05   $1.211     $1.253        7,333
         From 1/1/06 to 12/31/06   $1.253     $1.450        5,834
         From 1/1/07 to 12/31/07   $1.450     $1.527        4,720
         Phoenix Mid-Cap Growth Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 3/3/98* to 12/31/98  $1.000     $1.205        3,535
         From 1/1/99 to 12/31/99   $1.205     $1.733        5,256
         From 1/1/00 to 12/31/00   $1.733     $1.947        11,724
         From 1/1/01 to 12/31/01   $1.947     $1.440        11,318
         From 1/1/02 to 12/31/02   $1.440     $0.960        9,612
         From 1/1/03 to 12/31/03   $0.960     $1.221        8,052
         From 1/1/04 to 12/31/04   $1.221     $1.287        6,173
         From 1/1/05 to 12/31/05   $1.287     $1.324        4,169
         From 1/1/06 to 12/31/06   $1.324     $1.361        8,322
         From 1/1/07 to 12/31/07   $1.361     $1.637        6,885
         Phoenix Money Market Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/98 to 12/31/98   $2.155     $2.237        34,700
         From 1/1/99 to 12/31/99   $2.237     $2.316        39,832
         From 1/1/00 to 12/31/00   $2.316     $2.425        21,301
         From 1/1/01 to 12/31/01   $2.425     $2.486        24,589
         From 1/1/02 to 12/31/02   $2.486     $2.490        19,194
         From 1/1/03 to 12/31/03   $2.490     $2.476        11,646
         From 1/1/04 to 12/31/04   $2.476     $2.464        8,142
         From 1/1/05 to 12/31/05   $2.464     $2.496        6,607
         From 1/1/06 to 12/31/06   $2.496     $2.574        6,087
         From 1/1/07 to 12/31/07   $2.574     $2.665        4,802



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98     $4.023     $3.813       25,246
         From 1/1/99 to 12/31/99     $3.813     $3.971       19,760
         From 1/1/00 to 12/31/00     $3.971     $4.176       15,854
         From 1/1/01 to 12/31/01     $4.176     $4.374       13,969
         From 1/1/02 to 12/31/02     $4.374     $4.752       11,174
         From 1/1/03 to 12/31/03     $4.752     $5.376       9,212
         From 1/1/04 to 12/31/04     $5.376     $5.672       7,963
         From 1/1/05 to 12/31/05     $5.672     $5.701       6,185
         From 1/1/06 to 12/31/06     $5.701     $6.016       4,616
         From 1/1/07 to 12/31/07     $6.016     $6.160       4,034
         Phoenix Multi-Sector Short Term Bond Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/04 to 12/31/04     $1.000     $1.045        953
         From 1/1/05 to 12/31/05     $1.045     $1.046       1,710
         From 1/1/06 to 12/31/06     $1.046     $1.092       1,740
         From 1/1/07 to 12/31/07     $1.092     $1.121       2,043
         Phoenix Strategic Allocation Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98     $4.422     $5.275       55,361
         From 1/1/99 to 12/31/99     $5.275     $5.796       45,169
         From 1/1/00 to 12/31/00     $5.796     $5.758       36,950
         From 1/1/01 to 12/31/01     $5.758     $5.791       30,579
         From 1/1/02 to 12/31/02     $5.791     $5.057       41,049
         From 1/1/03 to 12/31/03     $5.057     $5.987       34,281
         From 1/1/04 to 12/31/04     $5.987     $6.353       28,380
         From 1/1/05 to 12/31/05     $6.353     $6.386       22,922
         From 1/1/06 to 12/31/06     $6.386     $7.106       18,352
         From 1/1/07 to 12/31/07     $7.106     $7.437       14,292
         Phoenix-Aberdeen International Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98     $1.759     $2.223       65,866
         From 1/1/99 to 12/31/99     $2.223     $2.843       55,670
         From 1/1/00 to 12/31/00     $2.843     $2.363       46,785
         From 1/1/01 to 12/31/01     $2.363     $1.773       37,324
         From 1/1/02 to 12/31/02     $1.773     $1.491       28,110
         From 1/1/03 to 12/31/03     $1.491     $1.942       24,877
         From 1/1/04 to 12/31/04     $1.942     $2.316       24,104
         From 1/1/05 to 12/31/05     $2.316     $2.712       16,527
         From 1/1/06 to 12/31/06     $2.712     $3.412       14,804
         From 1/1/07 to 12/31/07     $3.412     $3.872       12,509
         Phoenix-Alger Small-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/12/02* to 12/31/02   $1.000     $1.004       1,535
         From 1/1/03 to 12/31/03     $1.004     $1.520       2,305
         From 1/1/04 to 12/31/04     $1.520     $1.533       2,162
         From 1/1/05 to 12/31/05     $1.533     $1.751       2,033
         From 1/1/06 to 12/31/06     $1.751     $2.065       1,646
         From 1/1/07 to 12/31/07     $2.065     $2.367       1,390



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/98 to 12/31/98      $1.851     $1.441       14,027
        From 1/1/99 to 12/31/99      $1.441     $1.491       8,408
        From 1/1/00 to 12/31/00      $1.491     $1.926       6,575
        From 1/1/01 to 12/31/01      $1.926     $2.028       6,335
        From 1/1/02 to 12/31/02      $2.028     $2.244       6,123
        From 1/1/03 to 12/31/03      $2.244     $3.064       5,058
        From 1/1/04 to 12/31/04      $3.064     $4.076       4,348
        From 1/1/05 to 12/31/05      $4.076     $4.632       3,673
        From 1/1/06 to 12/31/06      $4.632     $6.270       3,281
        From 1/1/07 to 12/31/07      $6.270     $5.219       2,259
        Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.039     $1.124         15
        Phoenix-S&P Dynamic Asset Allocation Series: Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.039     $1.117        124
        Phoenix-S&P Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.029     $1.097        279
        Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.039     $1.113        330
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/3/98* to 12/31/98     $1.000     $0.877       4,559
        From 1/1/99 to 12/31/99      $0.877     $0.777       4,324
        From 1/1/00 to 12/31/00      $0.777     $0.897       5,940
        From 1/1/01 to 12/31/01      $0.897     $1.090       12,332
        From 1/1/02 to 12/31/02      $1.090     $0.984       12,174
        From 1/1/03 to 12/31/03      $0.984     $1.370       10,009
        From 1/1/04 to 12/31/04      $1.370     $1.629       9,341
        From 1/1/05 to 12/31/05      $1.629     $1.733       8,530
        From 1/1/06 to 12/31/06      $1.733     $1.966       6,666
        From 1/1/07 to 12/31/07      $1.966     $1.980       5,428
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 11/20/00* to 12/31/00   $1.000     $1.063       2,379
        From 1/1/01 to 12/31/01      $1.063     $1.215       5,110
        From 1/1/02 to 12/31/02      $1.215     $1.098       5,629
        From 1/1/03 to 12/31/03      $1.098     $1.559       4,441
        From 1/1/04 to 12/31/04      $1.559     $1.889       3,959
        From 1/1/05 to 12/31/05      $1.889     $2.004       3,700
        From 1/1/06 to 12/31/06      $2.004     $2.311       2,975
        From 1/1/07 to 12/31/07      $2.311     $2.234       2,364



*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/3/98* to 12/31/98      $1.000     $1.097       4,715
        From 1/1/99 to 12/31/99       $1.097     $1.346       5,131
        From 1/1/00 to 12/31/00       $1.346     $1.758       7,857
        From 1/1/01 to 12/31/01       $1.758     $1.424       13,553
        From 1/1/02 to 12/31/02       $1.424     $1.098       11,455
        From 1/1/03 to 12/31/03       $1.098     $1.343       8,963
        From 1/1/04 to 12/31/04       $1.343     $1.497       8,307
        From 1/1/05 to 12/31/05       $1.497     $1.559       5,801
        From 1/1/06 to 12/31/06       $1.559     $1.861       4,586
        From 1/1/07 to 12/31/07       $1.861     $1.797       3,604
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/98 to 12/31/98       $1.052     $1.368       18,649
        From 1/1/99 to 12/31/99       $1.368     $1.606       22,357
        From 1/1/00 to 12/31/00       $1.606     $1.404       17,940
        From 1/1/01 to 12/31/01       $1.404     $1.221       15,727
        From 1/1/02 to 12/31/02       $1.221     $0.920       11,362
        From 1/1/03 to 12/31/03       $0.920     $1.147       8,793
        From 1/1/04 to 12/31/04       $1.147     $1.244       6,144
        From 1/1/05 to 12/31/05       $1.244     $1.274       4,490
        From 1/1/06 to 12/31/06       $1.274     $1.437       5,473
        From 1/1/07 to 12/31/07       $1.437     $1.488       4,070
        PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $0.998         64
        From 1/1/07 to 12/31/07       $0.998     $1.214        261
        PIMCO VIT Real Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $1.001         62
        From 1/1/07 to 12/31/07       $1.001     $1.092        191
        PIMCO VIT Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.000     $1.085        354
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 6/2/03* to 12/31/03      $1.000     $1.153        610
        From 1/1/04 to 12/31/04       $1.153     $1.260        314
        From 1/1/05 to 12/31/05       $1.260     $1.415        657
        From 1/1/06 to 12/31/06       $1.415     $1.557        429
        From 1/1/07 to 12/31/07       $1.557     $1.887        343
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.020         71
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.023        152
        Sentinel Variable Products Mid Cap Growth Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.078        121
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.005         21
        Van Kampen UIF Equity and Income Portfolio - Class II
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.033     $1.054        137



*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
                Subaccount        of Period  of Period   (Thousands)
          ------------------------------------------------------------
          Templeton Developing Markets Securities Fund - Class 2
          ------------------------------------------------------------
          ------------------------------------------------------------
          From 1/1/98 to 12/31/98   $0.666     $0.520       4,248
          From 1/1/99 to 12/31/99   $0.520     $0.787       5,109
          From 1/1/00 to 12/31/00   $0.787     $0.528       3,859
          From 1/1/01 to 12/31/01   $0.528     $0.479       3,008
          From 1/1/02 to 12/31/02   $0.479     $0.473       2,149
          From 1/1/03 to 12/31/03   $0.473     $0.714       1,680
          From 1/1/04 to 12/31/04   $0.714     $0.879       1,337
          From 1/1/05 to 12/31/05   $0.879     $1.106       1,011
          From 1/1/06 to 12/31/06   $1.106     $1.399       1,203
          From 1/1/07 to 12/31/07   $1.399     $1.780       1,608
          Templeton Foreign Securities Fund - Class 2
          ------------------------------------------------------------
          ------------------------------------------------------------
          From 1/1/98 to 12/31/98   $1.076     $1.159       7,109
          From 1/1/99 to 12/31/99   $1.159     $1.410       6,232
          From 1/1/00 to 12/31/00   $1.410     $1.360       5,543
          From 1/1/01 to 12/31/01   $1.360     $1.128       5,378
          From 1/1/02 to 12/31/02   $1.128     $0.907       5,417
          From 1/1/03 to 12/31/03   $0.907     $1.184       4,816
          From 1/1/04 to 12/31/04   $1.184     $1.386       3,569
          From 1/1/05 to 12/31/05   $1.386     $1.508       3,372
          From 1/1/06 to 12/31/06   $1.508     $1.809       2,864
          From 1/1/07 to 12/31/07   $1.809     $2.062       2,533
          Templeton Global Asset Allocation Fund - Class 2
          ------------------------------------------------------------
          ------------------------------------------------------------
          From 1/1/98 to 12/31/98   $1.076     $1.128       4,579
          From 1/1/99 to 12/31/99   $1.128     $1.365       3,646
          From 1/1/00 to 12/31/00   $1.365     $1.349       3,571
          From 1/1/01 to 12/31/01   $1.349     $1.199       3,027
          From 1/1/02 to 12/31/02   $1.199     $1.132       2,414
          From 1/1/03 to 12/31/03   $1.132     $1.475       2,029
          From 1/1/04 to 12/31/04   $1.475     $1.686       1,493
          From 1/1/05 to 12/31/05   $1.686     $1.724       1,243
          From 1/1/06 to 12/31/06   $1.724     $2.062        835
          From 1/1/07 to 12/31/07   $2.062     $2.240        734
          Templeton Growth Securities Fund - Class 2
          ------------------------------------------------------------
          ------------------------------------------------------------
          From 1/1/98 to 12/31/98   $1.062     $1.059       7,999
          From 1/1/99 to 12/31/99   $1.059     $1.348       5,173
          From 1/1/00 to 12/31/00   $1.348     $1.427       4,624
          From 1/1/01 to 12/31/01   $1.427     $1.390       4,934
          From 1/1/02 to 12/31/02   $1.390     $1.119       5,729
          From 1/1/03 to 12/31/03   $1.119     $1.460       5,564
          From 1/1/04 to 12/31/04   $1.460     $1.673       5,408
          From 1/1/05 to 12/31/05   $1.673     $1.799       4,973
          From 1/1/06 to 12/31/06   $1.799     $2.164       4,694
          From 1/1/07 to 12/31/07   $2.164     $2.187       4,130



*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
                Subaccount        of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Wanger International Select
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 2/1/99* to 12/31/99   $1.000     $1.819       1,308
         From 1/1/00 to 12/31/00    $1.819     $1.768       2,242
         From 1/1/01 to 12/31/01    $1.768     $1.281       2,343
         From 1/1/02 to 12/31/02    $1.281     $1.072       1,988
         From 1/1/03 to 12/31/03    $1.072     $1.495       2,040
         From 1/1/04 to 12/31/04    $1.495     $1.835       2,057
         From 1/1/05 to 12/31/05    $1.835     $2.110       2,160
         From 1/1/06 to 12/31/06    $2.110     $2.834       2,453
         From 1/1/07 to 12/31/07    $2.834     $3.408       2,428
         Van Kampen UIF Equity and Income Portfolio - Class II
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.039     $1.054        137
         Wanger International Small Cap
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/98 to 12/31/98    $1.693     $1.946       40,116
         From 1/1/99 to 12/31/99    $1.946     $4.353       34,351
         From 1/1/00 to 12/31/00    $4.353     $3.097       30,744
         From 1/1/01 to 12/31/01    $3.097     $2.411       25,932
         From 1/1/02 to 12/31/02    $2.411     $2.051       20,977
         From 1/1/03 to 12/31/03    $2.051     $3.016       17,661
         From 1/1/04 to 12/31/04    $3.016     $3.879       14,324
         From 1/1/05 to 12/31/05    $3.879     $4.656       11,419
         From 1/1/06 to 12/31/06    $4.656     $6.306       9,512
         From 1/1/07 to 12/31/07    $6.306     $7.243       8,104
         Wanger Select
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 2/1/99* to 12/31/99   $1.000     $1.328       1,976
         From 1/1/00 to 12/31/00    $1.328     $1.436       2,560
         From 1/1/01 to 12/31/01    $1.436     $1.547       2,724
         From 1/1/02 to 12/31/02    $1.547     $1.411       2,764
         From 1/1/03 to 12/31/03    $1.411     $1.821       2,853
         From 1/1/04 to 12/31/04    $1.821     $2.146       2,658
         From 1/1/05 to 12/31/05    $2.146     $2.341       2,556
         From 1/1/06 to 12/31/06    $2.341     $2.768       2,367
         From 1/1/07 to 12/31/07    $2.768     $2.990       2,458
         Wanger U.S. Smaller Companies
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/98 to 12/31/98    $2.139     $2.297       77,960
         From 1/1/99 to 12/31/99    $2.297     $2.837       62,519
         From 1/1/00 to 12/31/00    $2.837     $2.573       55,246
         From 1/1/01 to 12/31/01    $2.573     $2.830       47,609
         From 1/1/02 to 12/31/02    $2.830     $2.325       38,086
         From 1/1/03 to 12/31/03    $2.325     $3.288       30,881
         From 1/1/04 to 12/31/04    $3.288     $3.842       23,785
         From 1/1/05 to 12/31/05    $3.842     $4.221       18,154
         From 1/1/06 to 12/31/06    $4.221     $4.497       13,457
         From 1/1/07 to 12/31/07    $4.497     $4.680       10,549



*Date subaccount began operations.

 Big Edge Choice(R) for New York Contracts

                                           Subaccount Subaccount     Units
                                           Unit Value Unit Value Outstanding at
                                           Beginning     End     End of Period
                Subaccount                 of Period  of Period   (Thousands)
 ------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund - Class I
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 From 7/1/02* to 12/31/02                    $1.000     $0.690        15
 From 1/1/03 to 12/31/03                     $0.690     $0.881        66
 From 1/1/04 to 12/31/04                     $0.881     $0.927        69
 From 1/1/05 to 12/31/05                     $0.927     $0.995        99
 From 1/1/06 to 12/31/06                     $0.995     $1.043        177
 From 1/1/07 to 12/31/07                     $1.043     $1.152        139
 AIM V.I. Core Equity Fund - Class I
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 From 4/21/06* to 12/31/06                   $1.000     $1.086        65
 From 1/1/07 to 12/31/07                     $1.086     $1.157        55
 AIM V.I. Mid Cap Core Equity Fund - Class I
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 From 4/10/02* to 12/31/02                   $1.000     $0.934        103
 From 1/1/03 to 12/31/03                     $0.934     $1.181        94
 From 1/1/04 to 12/31/04                     $1.181     $1.016        164
 From 1/1/05 to 12/31/05                     $1.016     $1.079        99
 From 1/1/06 to 12/31/06                     $1.079     $1.184        72
 From 1/1/07 to 12/31/07                     $1.184     $1.279        69
 Alger American Leveraged AllCap Portfolio - Class O
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 From 7/6/00* to 12/31/00                    $1.000     $0.789        167
 From 1/1/01 to 12/31/01                     $0.789     $0.654        614
 From 1/1/02 to 12/31/02                     $0.654     $0.427        647
 From 1/1/03 to 12/31/03                     $0.427     $0.567        585
 From 1/1/04 to 12/31/04                     $0.567     $0.605        553
 From 1/1/05 to 12/31/05                     $0.605     $0.683        602
 From 1/1/06 to 12/31/06                     $0.683     $0.803        443
 From 1/1/07 to 12/31/07                     $0.803     $1.057        383
 DWS Equity 500 Index Fund VIP - Class A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 From 4/18/02* to 12/31/02                   $1.000     $0.815        49
 From 1/1/03 to 12/31/03                     $0.815     $1.030        60
 From 1/1/04 to 12/31/04                     $1.030     $1.123        81
 From 1/1/05 to 12/31/05                     $1.123     $1.160        109
 From 1/1/06 to 12/31/06                     $1.160     $1.322        238
 From 1/1/07 to 12/31/07                     $1.322     $1.372        201
 Federated Fund for U.S. Government Securities II
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 From 9/1/99* to 12/31/99                    $1.000     $1.008        33
 From 1/1/00 to 12/31/00                     $1.008     $1.103        133
 From 1/1/01 to 12/31/01                     $1.103     $1.165        671
 From 1/1/02 to 12/31/02                     $1.165     $1.253       1,621
 From 1/1/03 to 12/31/03                     $1.253     $1.265       1,156
 From 1/1/04 to 12/31/04                     $1.265     $1.292       1,047
 From 1/1/05 to 12/31/05                     $1.292     $1.300        933
 From 1/1/06 to 12/31/06                     $1.300     $1.336        877
 From 1/1/07 to 12/31/07                     $1.336     $1.400        569



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/6/99* to 12/31/99    $1.000     $1.006        98
         From 1/1/00 to 12/31/00     $1.006     $0.903        148
         From 1/1/01 to 12/31/01     $0.903     $0.903        279
         From 1/1/02 to 12/31/02     $0.903     $0.903        259
         From 1/1/03 to 12/31/03     $0.903     $1.088        205
         From 1/1/04 to 12/31/04     $1.088     $1.186        205
         From 1/1/05 to 12/31/05     $1.186     $1.201        771
         From 1/1/06 to 12/31/06     $1.201     $1.312        696
         From 1/1/07 to 12/31/07     $1.312     $1.338        507
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/3/00* to 12/31/00    $1.000     $0.933        108
         From 1/1/01 to 12/31/01     $0.933     $0.806        553
         From 1/1/02 to 12/31/02     $0.806     $0.720        673
         From 1/1/03 to 12/31/03     $0.720     $0.911       1,027
         From 1/1/04 to 12/31/04     $0.911     $1.037       1,616
         From 1/1/05 to 12/31/05     $1.037     $1.195       3,321
         From 1/1/06 to 12/31/06     $1.195     $1.315       2,954
         From 1/1/07 to 12/31/07     $1.315     $1.524       2,156
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/19/00* to 12/31/00   $1.000     $0.879        26
         From 1/1/01 to 12/31/01     $0.879     $0.742        64
         From 1/1/02 to 12/31/02     $0.742     $0.571        61
         From 1/1/03 to 12/31/03     $0.571     $0.731        57
         From 1/1/04 to 12/31/04     $0.731     $0.772        53
         From 1/1/05 to 12/31/05     $0.772     $0.828        72
         From 1/1/06 to 12/31/06     $0.828     $0.860        191
         From 1/1/07 to 12/31/07     $0.860     $1.044        193
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/6/00* to 12/31/00    $1.000     $0.850        227
         From 1/1/01 to 12/31/01     $0.850     $0.690        504
         From 1/1/02 to 12/31/02     $0.690     $0.475        618
         From 1/1/03 to 12/31/03     $0.475     $0.622        709
         From 1/1/04 to 12/31/04     $0.622     $0.634        843
         From 1/1/05 to 12/31/05     $0.634     $0.660        648
         From 1/1/06 to 12/31/06     $0.660     $0.695        351
         From 1/1/07 to 12/31/07     $0.695     $0.870        293
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.032        54
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.032     $1.061        28
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.092        29
         From 1/1/06 to 12/31/06     $1.092     $1.250        39
         From 1/1/07 to 12/31/07     $1.250     $1.144        23



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Lord Abbett Bond-Debenture Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.978     $1.021       1,129
        From 1/1/06 to 12/31/06      $1.021     $1.101        984
        From 1/1/07 to 12/31/07      $1.101     $1.153        663
        Lord Abbett Growth and Income Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.980     $1.048       1,543
        From 1/1/06 to 12/31/06      $1.048     $1.212       1,446
        From 1/1/07 to 12/31/07      $1.212     $1.236       1,035
        Lord Abbett Mid-Cap Value Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.957     $1.081        226
        From 1/1/06 to 12/31/06      $1.081     $1.197        139
        From 1/1/07 to 12/31/07      $1.197     $1.187         84
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/11/98* to 12/31/98   $1.000     $1.033         25
        From 1/1/99 to 12/31/99      $1.033     $1.074         9
        From 1/1/00 to 12/31/00      $1.074     $1.191        112
        From 1/1/01 to 12/31/01      $1.191     $1.258        235
        From 1/1/02 to 12/31/02      $1.258     $1.094        417
        From 1/1/03 to 12/31/03      $1.094     $1.350        394
        From 1/1/04 to 12/31/04      $1.350     $1.500        435
        From 1/1/05 to 12/31/05      $1.500     $1.635        481
        From 1/1/06 to 12/31/06      $1.635     $1.909        461
        From 1/1/07 to 12/31/07      $1.909     $1.948        339
        Neuberger Berman AMT Fasciano Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.078     $1.010         2
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.073     $1.104         46
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.059         3
        From 1/1/07 to 12/31/07      $1.059     $1.108         10
        Oppenheimer Main Street Small Cap Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.077     $1.008         8
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/14/98* to 12/31/98    $1.000     $1.127       9,416
        From 1/1/99 to 12/31/99      $1.127     $1.442       19,890
        From 1/1/00 to 12/31/00      $1.442     $1.169       25,577
        From 1/1/01 to 12/31/01      $1.169     $0.754       25,137
        From 1/1/02 to 12/31/02      $0.754     $0.559       22,537
        From 1/1/03 to 12/31/03      $0.559     $0.698       20,981
        From 1/1/04 to 12/31/04      $0.698     $0.722       16,603
        From 1/1/05 to 12/31/05      $0.722     $0.739       8,255
        From 1/1/06 to 12/31/06      $0.739     $0.752       6,991
        From 1/1/07 to 12/31/07      $0.752     $0.822       5,366



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/28/98* to 12/31/98   $1.000     $1.122        825
         From 1/1/99 to 12/31/99     $1.122     $1.295       3,531
         From 1/1/00 to 12/31/00     $1.295     $1.193       4,890
         From 1/1/01 to 12/31/01     $1.193     $1.081       4,982
         From 1/1/02 to 12/31/02     $1.081     $0.826       4,455
         From 1/1/03 to 12/31/03     $0.826     $1.038       4,112
         From 1/1/04 to 12/31/04     $1.038     $1.131       4,097
         From 1/1/05 to 12/31/05     $1.131     $1.169       2,896
         From 1/1/06 to 12/31/06     $1.169     $1.351       2,151
         From 1/1/07 to 12/31/07     $1.351     $1.421       1,516
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/28/98* to 12/31/98   $1.000     $1.154        203
         From 1/1/99 to 12/31/99     $1.154     $1.658        483
         From 1/1/00 to 12/31/00     $1.658     $1.861       1,245
         From 1/1/01 to 12/31/01     $1.861     $1.371       1,648
         From 1/1/02 to 12/31/02     $1.371     $0.913       1,563
         From 1/1/03 to 12/31/03     $0.913     $1.160       1,358
         From 1/1/04 to 12/31/04     $1.160     $1.221       1,183
         From 1/1/05 to 12/31/05     $1.221     $1.254        914
         From 1/1/06 to 12/31/06     $1.254     $1.288       1,827
         From 1/1/07 to 12/31/07     $1.288     $1.547       1,447
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/14/98* to 12/31/98   $1.000     $1.023       1,608
         From 1/1/99 to 12/31/99     $1.023     $1.058       2,200
         From 1/1/00 to 12/31/00     $1.058     $1.107       2,115
         From 1/1/01 to 12/31/01     $1.107     $1.175       3,357
         From 1/1/02 to 12/31/02     $1.175     $1.134       1,940
         From 1/1/03 to 12/31/03     $1.134     $1.126       1,361
         From 1/1/04 to 12/31/04     $1.126     $1.119        989
         From 1/1/05 to 12/31/05     $1.119     $1.132        815
         From 1/1/06 to 12/31/06     $1.132     $1.166        819
         From 1/1/07 to 12/31/07     $1.166     $1.206        543
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/15/98* to 12/31/98   $1.000     $0.932       1,578
         From 1/1/99 to 12/31/99     $0.932     $0.969       2,559
         From 1/1/00 to 12/31/00     $0.969     $1.018       3,183
         From 1/1/01 to 12/31/01     $1.018     $1.065       3,459
         From 1/1/02 to 12/31/02     $1.065     $1.156       3,179
         From 1/1/03 to 12/31/03     $1.156     $1.306       2,817
         From 1/1/04 to 12/31/04     $1.306     $1.376       3,010
         From 1/1/05 to 12/31/05     $1.376     $1.381       2,167
         From 1/1/06 to 12/31/06     $1.381     $1.456       1,735
         From 1/1/07 to 12/31/07     $1.456     $1.489       1,259



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Multi-Sector Short Term Bond Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/05* to 12/31/05     $1.043     $1.044        153
        From 1/1/06 to 12/31/06      $1.044     $1.088        137
        From 1/1/07 to 12/31/07      $1.088     $1.116        152
        Phoenix Strategic Allocation Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/2/98* to 12/31/98     $1.000     $1.124       1,495
        From 1/1/99 to 12/31/99      $1.124     $1.233       3,590
        From 1/1/00 to 12/31/00      $1.233     $1.224       4,828
        From 1/1/01 to 12/31/01      $1.224     $1.229       4,968
        From 1/1/02 to 12/31/02      $1.229     $1.072       6,035
        From 1/1/03 to 12/31/03      $1.072     $1.267       5,497
        From 1/1/04 to 12/31/04      $1.267     $1.343       4,858
        From 1/1/05 to 12/31/05      $1.343     $1.348       3,471
        From 1/1/06 to 12/31/06      $1.348     $1.499       2,533
        From 1/1/07 to 12/31/07      $1.499     $1.566       1,874
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/17/98* to 12/31/98    $1.000     $1.015       1,504
        From 1/1/99 to 12/31/99      $1.015     $1.297       2,753
        From 1/1/00 to 12/31/00      $1.015     $1.077       4,407
        From 1/1/01 to 12/31/01      $1.077     $0.807         5
        From 1/1/02 to 12/31/02      $0.807     $0.678       3,548
        From 1/1/03 to 12/31/03      $0.678     $0.881       3,802
        From 1/1/04 to 12/31/04      $0.881     $1.050       3,257
        From 1/1/05 to 12/31/05      $1.050     $1.228       2,400
        From 1/1/06 to 12/31/06      $1.228     $1.543       3,063
        From 1/1/07 to 12/31/07      $1.543     $1.749       2,166
        Phoenix-Alger Small-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/12/03* to 12/31/03    $1.000     $1.517        17
        From 1/1/04 to 12/31/04      $1.517     $1.528        25
        From 1/1/05 to 12/31/05      $1.528     $1.743        15
        From 1/1/06 to 12/31/06      $1.743     $2.054        149
        From 1/1/07 to 12/31/07      $2.054     $2.351        122
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/9/98* to 12/31/98     $1.000     $0.849        125
        From 1/1/99 to 12/31/99      $0.849     $0.877        117
        From 1/1/00 to 12/31/00      $0.877     $1.132        312
        From 1/1/01 to 12/31/01      $1.132     $1.190        344
        From 1/1/02 to 12/31/02      $1.190     $1.315        352
        From 1/1/03 to 12/31/03      $1.315     $1.794        431
        From 1/1/04 to 12/31/04      $1.794     $2.383        602
        From 1/1/05 to 12/31/05      $2.383     $2.705        875
        From 1/1/06 to 12/31/06      $2.705     $3.657        582
        From 1/1/07 to 12/31/07      $3.657     $3.040        411
        Phoenix-S&P Dynamic Asset Allocation Series: Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.044         2
        From 1/1/07 to 12/31/07      $1.044     $1.115         2



*Date subaccount began operations.

                                     Subaccount Subaccount     Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
                Subaccount           of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.029     $1.095        152
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/28/98* to 12/31/98     $1.000     $0.885        162
         From 1/1/99 to 12/31/99       $0.885     $0.783        279
         From 1/1/00 to 12/31/00       $0.783     $0.903        382
         From 1/1/01 to 12/31/01       $0.903     $1.095        725
         From 1/1/02 to 12/31/02       $1.095     $0.988        854
         From 1/1/03 to 12/31/03       $0.988     $1.374        779
         From 1/1/04 to 12/31/04       $1.374     $1.631        954
         From 1/1/05 to 12/31/05       $1.631     $1.733       1,338
         From 1/1/06 to 12/31/06       $1.733     $1.964       1,125
         From 1/1/07 to 12/31/07       $1.964     $1.976        796
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/01* to 12/31/01      $1.000     $1.068        218
         From 1/1/02 to 12/31/02       $1.068     $0.963        327
         From 1/1/03 to 12/31/03       $0.963     $1.366        310
         From 1/1/04 to 12/31/04       $1.366     $1.653        440
         From 1/1/05 to 12/31/05       $1.653     $1.752        836
         From 1/1/06 to 12/31/06       $1.752     $2.018        686
         From 1/1/07 to 12/31/07       $2.018     $1.948        498
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/16/98* to 12/31/98     $1.000     $1.089        136
         From 1/1/99 to 12/31/99       $1.089     $1.335        292
         From 1/1/00 to 12/31/00       $1.335     $1.741        747
         From 1/1/01 to 12/31/01       $1.741     $1.409       1,082
         From 1/1/02 to 12/31/02       $1.409     $1.085       1,168
         From 1/1/03 to 12/31/03       $1.085     $1.325        979
         From 1/1/04 to 12/31/04       $1.325     $1.476       1,093
         From 1/1/05 to 12/31/05       $1.476     $1.534        878
         From 1/1/06 to 12/31/06       $1.534     $1.830        710
         From 1/1/07 to 12/31/07       $1.830     $1.764        566
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/13/98* to 12/31/98     $1.000     $1.108        920
         From 1/1/99 to 12/31/99       $1.108     $1.299       2,055
         From 1/1/00 to 12/31/00       $1.299     $1.134       2,609
         From 1/1/01 to 12/31/01       $1.134     $0.986       2,593
         From 1/1/02 to 12/31/02       $0.986     $0.742       2,212
         From 1/1/03 to 12/31/03       $0.742     $0.924       1,951
         From 1/1/04 to 12/31/04       $0.924     $1.000       1,898
         From 1/1/05 to 12/31/05       $1.000     $1.023       1,592
         From 1/1/06 to 12/31/06       $1.023     $1.153       1,759
         From 1/1/07 to 12/31/07       $1.153     $1.192       1,318
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $0.986     $1.212         6
         PIMCO VIT Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.015     $1.084        28



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 11/12/03* to 12/31/03   $1.000     $1.152        0.6
        From 1/1/04 to 12/31/04      $1.152     $1.258        22
        From 1/1/05 to 12/31/05      $1.258     $1.411        22
        From 1/1/06 to 12/31/06      $1.411     $1.550        0.2
        From 1/1/07 to 12/31/07      $1.550     $1.876         0
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07* to 12/31/07     $1.000     $1.020         7
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07* to 12/31/07     $1.000     $1.022         4
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07* to 12/31/07     $1.000     $1.005         1
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/18/98* to 12/31/98    $1.000     $1.182        22
        From 1/1/99 to 12/31/99      $1.182     $1.788        134
        From 1/1/00 to 12/31/00      $1.788     $1.198        185
        From 1/1/01 to 12/31/01      $1.198     $1.086        138
        From 1/1/02 to 12/31/02      $1.086     $1.069        96
        From 1/1/03 to 12/31/03      $1.069     $1.614        88
        From 1/1/04 to 12/31/04      $1.614     $1.985        85
        From 1/1/05 to 12/31/05      $1.985     $2.494        85
        From 1/1/06 to 12/31/06      $2.494     $3.151        71
        From 1/1/07 to 12/31/07      $3.151     $4.003        93
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/28/98* to 12/31/98    $1.000     $0.935        181
        From 1/1/99 to 12/31/99      $0.935     $1.137        321
        From 1/1/00 to 12/31/00      $1.137     $1.095        659
        From 1/1/01 to 12/31/01      $1.095     $0.907        748
        From 1/1/02 to 12/31/02      $0.907     $0.729        704
        From 1/1/03 to 12/31/03      $0.729     $0.950        638
        From 1/1/04 to 12/31/04      $0.950     $1.111        682
        From 1/1/05 to 12/31/05      $1.111     $1.207        661
        From 1/1/06 to 12/31/06      $1.207     $1.445        398
        From 1/1/07 to 12/31/07      $1.445     $1.646        310
        Templeton Global Asset Allocation Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/16/98* to 12/31/98    $1.000     $1.002        48
        From 1/1/99 to 12/31/99      $1.002     $1.211        103
        From 1/1/00 to 12/31/00      $1.211     $1.195        175
        From 1/1/01 to 12/31/01      $1.195     $1.062        200
        From 1/1/02 to 12/31/02      $1.062     $1.001        161
        From 1/1/03 to 12/31/03      $1.001     $1.303        148
        From 1/1/04 to 12/31/04      $1.303     $1.487        144
        From 1/1/05 to 12/31/05      $1.487     $1.519        80
        From 1/1/06 to 12/31/06      $1.519     $1.814        77
        From 1/1/07 to 12/31/07      $1.814     $1.968        70



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/2/98* to 12/31/98    $1.000     $0.899        75
         From 1/1/99 to 12/31/99     $0.899     $1.142        125
         From 1/1/00 to 12/31/00     $1.142     $1.207        197
         From 1/1/01 to 12/31/01     $1.207     $1.175        258
         From 1/1/02 to 12/31/02     $1.175     $0.945        272
         From 1/1/03 to 12/31/03     $0.945     $1.231        287
         From 1/1/04 to 12/31/04     $1.231     $1.409        335
         From 1/1/05 to 12/31/05     $1.409     $1.512        368
         From 1/1/06 to 12/31/06     $1.512     $1.817        306
         From 1/1/07 to 12/31/07     $1.817     $1.834        263
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/17/99* to 12/31/99   $1.000     $1.840        210
         From 1/1/00 to 12/31/00     $1.840     $1.786        445
         From 1/1/01 to 12/31/01     $1.786     $1.293        487
         From 1/1/02 to 12/31/02     $1.293     $1.080        385
         From 1/1/03 to 12/31/03     $1.080     $1.504        368
         From 1/1/04 to 12/31/04     $1.504     $1.845        325
         From 1/1/05 to 12/31/05     $1.845     $2.118        292
         From 1/1/06 to 12/31/06     $2.118     $2.842        198
         From 1/1/07 to 12/31/07     $2.842     $3.413        176
         Wanger International Small Cap
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/17/98* to 12/31/98   $1.000     $1.065        381
         From 1/1/99 to 12/31/99     $1.065     $2.380       1,214
         From 1/1/00 to 12/31/00     $2.380     $1.691       1,910
         From 1/1/01 to 12/31/01     $1.691     $1.315       1,881
         From 1/1/02 to 12/31/02     $1.315     $1.117       1,550
         From 1/1/03 to 12/31/03     $1.117     $1.641       1,446
         From 1/1/04 to 12/31/04     $1.641     $2.108       1,311
         From 1/1/05 to 12/31/05     $2.108     $2.526       1,200
         From 1/1/06 to 12/31/06     $2.526     $3.418        908
         From 1/1/07 to 12/31/07     $3.418     $3.921        712
         Wanger Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/17/99* to 12/31/99   $1.000     $1.384        243
         From 1/1/00 to 12/31/00     $1.384     $1.494        466
         From 1/1/01 to 12/31/01     $1.494     $1.608        475
         From 1/1/02 to 12/31/02     $1.608     $1.465        328
         From 1/1/03 to 12/31/03     $1.465     $1.889        295
         From 1/1/04 to 12/31/04     $1.889     $2.222        270
         From 1/1/05 to 12/31/05     $2.222     $2.422        234
         From 1/1/06 to 12/31/06     $2.422     $2.859        85
         From 1/1/07 to 12/31/07     $2.859     $3.085        63



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Wanger U.S. Smaller Companies
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/15/98* to 12/31/98   $1.000     $0.931       1,825
         From 1/1/99 to 12/31/99     $0.931     $1.149       4,017
         From 1/1/00 to 12/31/00     $1.149     $1.040       6,644
         From 1/1/01 to 12/31/01     $1.040     $1.143       6,514
         From 1/1/02 to 12/31/02     $1.143     $0.938       5,440
         From 1/1/03 to 12/31/03     $0.938     $1.325       4,856
         From 1/1/04 to 12/31/04     $1.325     $1.546       4,437
         From 1/1/05 to 12/31/05     $1.546     $1.696       4,006
         From 1/1/06 to 12/31/06     $1.696     $1.805       2,677
         From 1/1/07 to 12/31/07     $1.805     $1.876       1,955

         Big Edge Contracts

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         AIM V.I. Capital Appreciation Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/2/01* to 12/31/01    $1.000     $0.927         3
         From 1/1/02 to 12/31/02     $0.927     $0.694        20
         From 1/1/03 to 12/31/03     $0.694     $0.890        62
         From 1/1/04 to 12/31/04     $0.890     $0.939        137
         From 1/1/05 to 12/31/05     $0.939     $1.012        115
         From 1/1/06 to 12/31/06     $1.012     $1.065        95
         From 1/1/07 to 12/31/07     $1.065     $1.181        35
         AIM V.I. Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/21/06* to 12/31/06   $1.000     $1.088        12
         From 1/1/07 to 12/31/07     $1.088     $1.165        12
         AIM V.I. Mid Cap Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/30/02* to 12/31/02   $1.000     $0.938        60
         From 1/1/03 to 12/31/03     $0.938     $1.191        60
         From 1/1/04 to 12/31/04     $1.191     $1.017        65
         From 1/1/05 to 12/31/05     $1.017     $1.083        91
         From 1/1/06 to 12/31/06     $1.083     $1.193        44
         From 1/1/07 to 12/31/07     $1.193     $1.294        40
         Alger American Leveraged AllCap Portfolio - Class O
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/20/00* to 12/31/00   $1.000     $0.742        267
         From 1/1/01 to 12/31/01     $0.742     $0.618        319
         From 1/1/02 to 12/31/02     $0.618     $0.404        343
         From 1/1/03 to 12/31/03     $0.404     $0.539        542
         From 1/1/04 to 12/31/04     $0.539     $0.578        185
         From 1/1/05 to 12/31/05     $0.578     $0.654        165
         From 1/1/06 to 12/31/06     $0.654     $0.773        122
         From 1/1/07 to 12/31/07     $0.773     $1.021        111



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         DWS Equity 500 Index Fund VIP - Class A
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/11/02* to 12/31/02   $1.000     $0.819        299
         From 1/1/03 to 12/31/03     $0.819     $1.039        630
         From 1/1/04 to 12/31/04     $1.039     $1.137        332
         From 1/1/05 to 12/31/05     $1.137     $1.178        329
         From 1/1/06 to 12/31/06     $1.178     $1.348        89
         From 1/1/07 to 12/31/07     $1.348     $1.405        630
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/8/00 to 12/31/00     $1.000     $1.102        47
         From 1/1/01 to 12/31/01     $1.102     $1.168        243
         From 1/1/02 to 12/31/02     $1.168     $1.261        762
         From 1/1/03 to 12/31/03     $1.261     $1.278        409
         From 1/1/04 to 12/31/04     $1.278     $1.311        318
         From 1/1/05 to 12/31/05     $1.311     $1.324        281
         From 1/1/06 to 12/31/06     $1.324     $1.365        258
         From 1/1/07 to 12/31/07     $1.365     $1.436        237
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/31/00 to 12/31/00    $1.000     $0.936        451
         From 1/1/01 to 12/31/01     $0.936     $0.939        608
         From 1/1/02 to 12/31/02     $0.939     $0.943        557
         From 1/1/03 to 12/31/03     $0.943     $1.141        611
         From 1/1/04 to 12/31/04     $1.141     $1.248        196
         From 1/1/05 to 12/31/05     $1.248     $1.268        217
         From 1/1/06 to 12/31/06     $1.268     $1.391        229
         From 1/1/07 to 12/31/07     $1.391     $1.424        227
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/7/00* to 12/31/00    $1.000     $0.936        141
         From 1/1/01 to 12/31/01     $0.936     $0.812        144
         From 1/1/02 to 12/31/02     $0.812     $0.728        391
         From 1/1/03 to 12/31/03     $0.728     $0.925        488
         From 1/1/04 to 12/31/04     $0.925     $1.056        494
         From 1/1/05 to 12/31/05     $1.056     $1.222        651
         From 1/1/06 to 12/31/06     $1.222     $1.350        854
         From 1/1/07 to 12/31/07     $1.350     $1.570        801
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/7/00* to 12/31/00    $1.000     $0.857        55
         From 1/1/01 to 12/31/01     $0.857     $0.726        62
         From 1/1/02 to 12/31/02     $0.726     $0.561        90
         From 1/1/03 to 12/31/03     $0.561     $0.720        89
         From 1/1/04 to 12/31/04     $0.720     $0.764        81
         From 1/1/05 to 12/31/05     $0.764     $0.823        77
         From 1/1/06 to 12/31/06     $0.823     $0.858        74
         From 1/1/07 to 12/31/07     $0.858     $1.045        65



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/7/00* to 12/31/00    $1.000     $0.843        216
         From 1/1/01 to 12/31/01     $0.843     $0.687        307
         From 1/1/02 to 12/31/02     $0.687     $0.475        304
         From 1/1/03 to 12/31/03     $0.475     $0.624        237
         From 1/1/04 to 12/31/04     $0.624     $0.638        253
         From 1/1/05 to 12/31/05     $0.638     $0.667        282
         From 1/1/06 to 12/31/06     $0.667     $0.705        233
         From 1/1/07 to 12/31/07     $0.705     $0.886        212
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.036         5
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.038     $1.066        190
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.095        17
         From 1/1/06 to 12/31/06     $1.095     $1.258        14
         From 1/1/07 to 12/31/07     $1.258     $1.156        13
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.024        54
         From 1/1/06 to 12/31/06     $1.024     $1.108        62
         From 1/1/07 to 12/31/07     $1.108     $1.165        50
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.980     $1.051        175
         From 1/1/06 to 12/31/06     $1.051     $1.220        146
         From 1/1/07 to 12/31/07     $1.220     $1.249        107
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.957     $1.084        110
         From 1/1/06 to 12/31/06     $1.084     $1.205        129
         From 1/1/07 to 12/31/07     $1.205     $1.200        97
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/01* to 12/31/01   $1.000     $1.018        175
         From 1/1/02 to 12/31/02     $1.018     $0.888        404
         From 1/1/03 to 12/31/03     $0.888     $1.101        406
         From 1/1/04 to 12/31/04     $1.101     $1.227        377
         From 1/1/05 to 12/31/05     $1.227     $1.343        417
         From 1/1/06 to 12/31/06     $1.343     $1.574        630
         From 1/1/07 to 12/31/07     $1.574     $1.613        583
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.116     $1.109         1
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.128     $1.113        35
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.087     $1.012         7



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98    $11.056    $14.232       5,404
         From 1/1/99 to 12/31/99    $14.232    $18.273       4,718
         From 1/1/00 to 12/31/00    $18.273    $14.874       3,895
         From 1/1/01 to 12/31/01    $14.874    $9.632        3,055
         From 1/1/02 to 12/31/02    $9.632     $7.170        2,154
         From 1/1/03 to 12/31/03    $7.170     $8.979        1,956
         From 1/1/04 to 12/31/04    $8.979     $9.331        1,689
         From 1/1/05 to 12/31/05    $9.331     $9.581        1,344
         From 1/1/06 to 12/31/06    $9.581     $9.790        1,111
         From 1/1/07 to 12/31/07    $9.790     $10.734        917
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/4/98* to 12/31/98   $1.000     $1.195         429
         From 1/1/99 to 12/31/99    $1.195     $1.384        1,146
         From 1/1/00 to 12/31/00    $1.384     $1.280         780
         From 1/1/01 to 12/31/01    $1.280     $1.163         735
         From 1/1/02 to 12/31/02    $1.163     $0.892         456
         From 1/1/03 to 12/31/03    $0.892     $1.126         543
         From 1/1/04 to 12/31/04    $1.126     $1.232         897
         From 1/1/05 to 12/31/05    $1.232     $1.278         657
         From 1/1/06 to 12/31/06    $1.278     $1.483         516
         From 1/1/07 to 12/31/07    $1.483     $1.508         194
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/16/98* to 12/31/98  $1.000     $1.088         43
         From 1/1/99 to 12/31/99    $1.088     $1.568         199
         From 1/1/00 to 12/31/00    $1.568     $1.766         998
         From 1/1/01 to 12/31/01    $1.766     $1.306         803
         From 1/1/02 to 12/31/02    $1.306     $0.873         684
         From 1/1/03 to 12/31/03    $0.873     $1.113         346
         From 1/1/04 to 12/31/04    $1.113     $1.176         189
         From 1/1/05 to 12/31/05    $1.176     $1.213         112
         From 1/1/06 to 12/31/06    $1.213     $1.251         234
         From 1/1/07 to 12/31/07    $1.251     $2.808          1
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98    $2.214     $2.304        2,845
         From 1/1/99 to 12/31/99    $2.304     $2.391        3,253
         From 1/1/00 to 12/31/00    $2.391     $2.510        1,638
         From 1/1/01 to 12/31/01    $2.510     $2.580        2,017
         From 1/1/02 to 12/31/02    $2.580     $2.591        1,949
         From 1/1/03 to 12/31/03    $2.591     $2.582         845
         From 1/1/04 to 12/31/04    $2.582     $2.577         625
         From 1/1/05 to 12/31/05    $2.577     $2.617         471
         From 1/1/06 to 12/31/06    $2.617     $2.705         369
         From 1/1/07 to 12/31/07    $2.705     $2.808         454



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/98 to 12/31/98      $4.143     $3.925       2,315
        From 1/1/99 to 12/31/99      $3.925     $4.098       1,723
        From 1/1/00 to 12/31/00      $4.098     $4.321       1,542
        From 1/1/01 to 12/31/01      $4.321     $4.538       1,284
        From 1/1/02 to 12/31/02      $4.538     $4.941       1,168
        From 1/1/03 to 12/31/03      $4.941     $5.605        913
        From 1/1/04 to 12/31/04      $5.605     $5.928        677
        From 1/1/05 to 12/31/05      $5.928     $5.974        560
        From 1/1/06 to 12/31/06      $5.974     $6.319        487
        From 1/1/07 to 12/31/07      $6.319     $6.488        423
        Phoenix Multi-Sector Short Term Bond Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04 to 12/31/04      $1.000     $1.046         79
        From 1/1/05 to 12/31/05      $1.046     $1.050        113
        From 1/1/06 to 12/31/06      $1.050     $1.099        111
        From 1/1/07 to 12/31/07      $1.099     $1.131         64
        Phoenix Strategic Allocation Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/98 to 12/31/98      $4.544     $5.435       11,665
        From 1/1/99 to 12/31/99      $5.435     $5.987       10,148
        From 1/1/00 to 12/31/00      $5.987     $5.963       8,681
        From 1/1/01 to 12/31/01      $5.963     $6.013       7,478
        From 1/1/02 to 12/31/02      $6.013     $5.263       6,730
        From 1/1/03 to 12/31/03      $5.263     $6.246       5,950
        From 1/1/04 to 12/31/04      $6.246     $6.645       4,931
        From 1/1/05 to 12/31/05      $6.645     $6.696       4,384
        From 1/1/06 to 12/31/06      $6.696     $7.471       3,550
        From 1/1/07 to 12/31/07      $7.471     $7.838       2,766
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/98 to 12/31/98      $1.793     $2.271       2,641
        From 1/1/99 to 12/31/99      $2.271     $2.911       2,159
        From 1/1/00 to 12/31/00      $2.911     $2.427       1,732
        From 1/1/01 to 12/31/01      $2.427     $1.825       1,303
        From 1/1/02 to 12/31/02      $1.825     $1.539       1,059
        From 1/1/03 to 12/31/03      $1.539     $2.009        738
        From 1/1/04 to 12/31/04      $2.009     $2.402        672
        From 1/1/05 to 12/31/05      $2.402     $2.820        648
        From 1/1/06 to 12/31/06      $2.820     $3.556        662
        From 1/1/07 to 12/31/07      $3.556     $4.047        541
        Phoenix-Alger Small-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/29/03* to 12/31/03   $1.000     $1.525         20
        From 1/1/04 to 12/31/04      $1.525     $1.542         9
        From 1/1/05 to 12/31/05      $1.542     $1.766         8
        From 1/1/06 to 12/31/06      $1.766     $2.088         91
        From 1/1/07 to 12/31/07      $2.088     $2.400         70



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix-Duff & Phelps Real Estate Securities Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98     $1.840     $1.436        282
         From 1/1/99 to 12/31/99     $1.436     $1.489        128
         From 1/1/00 to 12/31/00     $1.489     $1.929        221
         From 1/1/01 to 12/31/01     $1.929     $2.036        98
         From 1/1/02 to 12/31/02     $2.036     $2.259        282
         From 1/1/03 to 12/31/03     $2.259     $3.092        242
         From 1/1/04 to 12/31/04     $3.092     $4.123        210
         From 1/1/05 to 12/31/05     $4.123     $4.698        204
         From 1/1/06 to 12/31/06     $4.698     $6.375        194
         From 1/1/07 to 12/31/07     $6.375     $5.320        134
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/17/98* to 12/31/98   $1.000     $0.858        96
         From 1/1/99 to 12/31/99     $0.858     $0.763        56
         From 1/1/00 to 12/31/00     $0.763     $0.883        117
         From 1/1/01 to 12/31/01     $0.883     $1.075        392
         From 1/1/02 to 12/31/02     $1.075     $0.973        900
         From 1/1/03 to 12/31/03     $0.973     $1.358        700
         From 1/1/04 to 12/31/04     $1.358     $1.619        581
         From 1/1/05 to 12/31/05     $1.619     $1.726        593
         From 1/1/06 to 12/31/06     $1.726     $1.964        565
         From 1/1/07 to 12/31/07     $1.964     $1.983        414
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/20/01* to 12/31/01   $1.000     $1.085        143
         From 1/1/02 to 12/31/02     $1.085     $0.982        510
         From 1/1/03 to 12/31/03     $0.982     $1.399        416
         From 1/1/04 to 12/31/04     $1.399     $1.699        276
         From 1/1/05 to 12/31/05     $1.699     $1.807        282
         From 1/1/06 to 12/31/06     $1.807     $2.089        200
         From 1/1/07 to 12/31/07     $2.089     $2.024        178
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/21/98* to 12/31/98   $1.000     $1.040        31
         From 1/1/99 to 12/31/99     $1.040     $1.280        58
         From 1/1/00 to 12/31/00     $1.280     $1.675        298
         From 1/1/01 to 12/31/01     $1.675     $1.361        460
         From 1/1/02 to 12/31/02     $1.361     $1.052        505
         From 1/1/03 to 12/31/03     $1.052     $1.290        274
         From 1/1/04 to 12/31/04     $1.290     $1.442        399
         From 1/1/05 to 12/31/05     $1.442     $1.505        313
         From 1/1/06 to 12/31/06     $1.505     $1.801        286
         From 1/1/07 to 12/31/07     $1.801     $1.743        300



*Date subaccount began operations.

                                     Subaccount Subaccount     Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
                Subaccount           of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-Van Kampen Equity 500 Index Series
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/98 to 12/31/98       $1.020     $1.330       1,139
         From 1/1/99 to 12/31/99       $1.330     $1.565       1,082
         From 1/1/00 to 12/31/00       $1.565     $1.371       1,105
         From 1/1/01 to 12/31/01       $1.371     $1.196       1,047
         From 1/1/02 to 12/31/02       $1.196     $0.904        735
         From 1/1/03 to 12/31/03       $0.904     $1.129        535
         From 1/1/04 to 12/31/04       $1.129     $1.228        249
         From 1/1/05 to 12/31/05       $1.228     $1.260        201
         From 1/1/06 to 12/31/06       $1.260     $1.425        626
         From 1/1/07 to 12/31/07       $1.425     $1.480        155
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.097     $1.218         2
         PIMCO VIT Real Return Portfolio - Advisor Class
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $0.986     $1.096        44
         PIMCO VIT Total Return Portfolio - Advisor Class
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.015     $1.089        136
         Rydex Variable Trust Sector Rotation Fund
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/3/03* to 12/31/03      $1.000     $1.155        26
         From 1/1/04 to 12/31/04       $1.155     $1.265        40
         From 1/1/05 to 12/31/05       $1.265     $1.425        43
         From 1/1/06 to 12/31/06       $1.425     $1.571        32
         From 1/1/07 to 12/31/07       $1.571     $1.909        26
         Sentinel Variable Products Common Stock Fund
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/07* to 12/31/07      $1.000     $1.024        25
         Sentinel Variable Products Small Company Fund
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/07* to 12/31/07      $1.000     $1.006        13
         Templeton Developing Markets Securities Fund - Class 2
         -------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/98 to 12/31/98       $0.676     $0.528        711
         From 1/1/99 to 12/31/99       $0.528     $0.802        721
         From 1/1/00 to 12/31/00       $0.802     $0.539        587
         From 1/1/01 to 12/31/01       $0.539     $0.491        539
         From 1/1/02 to 12/31/02       $0.491     $0.485        527
         From 1/1/03 to 12/31/03       $0.485     $0.735        515
         From 1/1/04 to 12/31/04       $0.735     $0.908        515
         From 1/1/05 to 12/31/05       $0.908     $1.145        515
         From 1/1/06 to 12/31/06       $1.145     $1.452        17
         From 1/1/07 to 12/31/07       $1.452     $1.851        34



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98     $0.974     $1.052        211
         From 1/1/99 to 12/31/99     $1.052     $1.283        201
         From 1/1/00 to 12/31/00     $1.283     $1.241        196
         From 1/1/01 to 12/31/01     $1.241     $1.032        155
         From 1/1/02 to 12/31/02     $1.032     $0.832        171
         From 1/1/03 to 12/31/03     $0.832     $1.089        93
         From 1/1/04 to 12/31/04     $1.089     $1.277        83
         From 1/1/05 to 12/31/05     $1.277     $1.393        67
         From 1/1/06 to 12/31/06     $1.393     $1.675        39
         From 1/1/07 to 12/31/07     $1.675     $1.915        53
         Templeton Global Asset Allocation Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98     $1.033     $1.085        131
         From 1/1/99 to 12/31/99     $1.085     $1.316        128
         From 1/1/00 to 12/31/00     $1.316     $1.304        69
         From 1/1/01 to 12/31/01     $1.304     $1.162        17
         From 1/1/02 to 12/31/02     $1.162     $1.100         6
         From 1/1/03 to 12/31/03     $1.100     $1.438         6
         From 1/1/04 to 12/31/04     $1.438     $1.647         6
         From 1/1/05 to 12/31/05     $1.647     $1.688         6
         From 1/1/06 to 12/31/06     $1.688     $2.024         5
         From 1/1/07 to 12/31/07     $2.024     $2.204         5
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98 to 12/31/98     $1.064     $1.063        123
         From 1/1/99 to 12/31/99     $1.063     $1.356        48
         From 1/1/00 to 12/31/00     $1.356     $1.439        125
         From 1/1/01 to 12/31/01     $1.439     $1.406        144
         From 1/1/02 to 12/31/02     $1.406     $1.134        170
         From 1/1/03 to 12/31/03     $1.134     $1.484        160
         From 1/1/04 to 12/31/04     $1.484     $1.705        167
         From 1/1/05 to 12/31/05     $1.705     $1.837        174
         From 1/1/06 to 12/31/06     $1.837     $2.216        132
         From 1/1/07 to 12/31/07     $2.216     $2.245        193
         Van Kampen UIF Equity and Income Portfolio - Class II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.094     $1.057        27
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/20/00* to 12/31/00   $1.000     $0.996        204
         From 1/1/01 to 12/31/01     $0.996     $0.724        170
         From 1/1/02 to 12/31/02     $0.724     $0.607        52
         From 1/1/03 to 12/31/03     $0.607     $0.849        81
         From 1/1/04 to 12/31/04     $0.849     $1.045        164
         From 1/1/05 to 12/31/05     $1.045     $1.204        172
         From 1/1/06 to 12/31/06     $1.204     $1.621        273
         From 1/1/07 to 12/31/07     $1.621     $1.955        273



*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
                Subaccount        of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Wanger International Small Cap
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/98 to 12/31/98    $1.581     $1.821       1,320
         From 1/1/99 to 12/31/99    $1.821     $4.083       1,216
         From 1/1/00 to 12/31/00    $4.083     $2.912       1,183
         From 1/1/01 to 12/31/01    $2.912     $2.273        983
         From 1/1/02 to 12/31/02    $2.273     $1.939        865
         From 1/1/03 to 12/31/03    $1.939     $2.858        656
         From 1/1/04 to 12/31/04    $2.858     $3.685        571
         From 1/1/05 to 12/31/05    $3.685     $4.434        564
         From 1/1/06 to 12/31/06    $4.434     $6.021        262
         From 1/1/07 to 12/31/07    $6.021     $6.933        227
         Wanger Select
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 3/8/99* to 12/31/99   $1.000     $1.085        21
         From 1/1/00 to 12/31/00    $1.085     $1.176        125
         From 1/1/01 to 12/31/01    $1.085     $1.270        125
         From 1/1/02 to 12/31/02    $1.270     $1.162        171
         From 1/1/03 to 12/31/03    $1.162     $1.503        116
         From 1/1/04 to 12/31/04    $1.503     $1.775        162
         From 1/1/05 to 12/31/05    $1.775     $1.942        152
         From 1/1/06 to 12/31/06    $1.942     $2.302        124
         From 1/1/07 to 12/31/07    $2.302     $2.493        120
         Wanger U.S. Smaller Companies
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/98 to 12/31/98    $2.154     $2.317       3,662
         From 1/1/99 to 12/31/99    $2.317     $2.870       1,825
         From 1/1/00 to 12/31/00    $2.870     $2.609       1,210
         From 1/1/01 to 12/31/01    $2.870     $2.877        946
         From 1/1/02 to 12/31/02    $2.877     $2.370        801
         From 1/1/03 to 12/31/03    $2.370     $3.360        647
         From 1/1/04 to 12/31/04    $3.360     $3.936        460
         From 1/1/05 to 12/31/05    $3.936     $4.335        405
         From 1/1/06 to 12/31/06    $4.335     $4.630        344
         From 1/1/07 to 12/31/07    $4.630     $4.831        259



*Date subaccount began operations.

                                                                     (Version C)



                      The Phoenix Edge(R)-VA for New York
                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix-Alger Small-Cap Growth
    Strategy Portfolio                     Series
 .  AllianceBernstein Wealth            .  Phoenix-Duff & Phelps Real Estate
    Appreciation Strategy Portfolio        Securities Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Dynamic Asset Allocation
 Class A                                   Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix-Sanford Bernstein Mid-Cap
 Fidelity(R) Variable Insurance            Value Series
 Products - Service Class               .  Phoenix-Sanford Bernstein
 .  Fidelity VIP Contrafund(R)             Small-Cap Value Series
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
 .  Fidelity VIP Investment Grade Bond  Advisor Class
    Portfolio                           .  PIMCO VIT CommodityRealReturn/TM/
 Franklin Templeton Variable Insurance     Strategy Portfolio
 Products Trust - Class 2               .  PIMCO VIT Real Return Portfolio
 .  Franklin Flex Cap Growth            .  PIMCO VIT Total Return Portfolio
    Securities Fund                     The Rydex Variable Trust
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Inverse
 .  Mutual Shares Securities Fund          Government Long Bond Strategy Fund
 .  Templeton Developing Markets           /1/
    Securities Fund                     .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Sector
 .  Templeton Global Asset Allocation      Rotation Fund /1/
    Fund /2/                            Sentinel Variable Products Trust
 .  Templeton Growth Securities Fund    .  Sentinel Variable Products
 Lazard Retirement Series - Service        Balanced Fund
 Shares                                 .  Sentinel Variable Products Bond
 .  Lazard Retirement Small Cap            Fund
    Portfolio /1/                       .  Sentinel Variable Products Common
 Lord Abbett Series Fund, Inc. - Class     Stock Fund
 VC                                     .  Sentinel Variable Products Mid Cap
 .  Lord Abbett Bond-Debenture             Growth Fund
    Portfolio                           .  Sentinel Variable Products Small
 .  Lord Abbett Growth and Income          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 .  Lord Abbett Mid-Cap Value Portfolio Pinnacle Series
 Neuberger Berman Advisers Management   .  Summit S&P MidCap 400 Index
 Trust - Class S                           Portfolio
 .  Neuberger Berman AMT Small Cap      The Universal Institutional Funds,
    Growth Portfolio                    Inc. - Class II Shares
 .  Neuberger Berman AMT Guardian       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 Oppenheimer Variable Account Funds -   Wanger Advisors Trust
 Service Shares                         .  Wanger International Select
 .  Oppenheimer Capital Appreciation    .  Wanger International Small Cap/ 3/
    Fund/VA                             .  Wanger Select
 .  Oppenheimer Global Securities       .  Wanger U.S. Smaller Companies/ 4/
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
      October 29, 2001. /3/Effective June 1, 2008, to be known as Wanger International. /4/Effective June 1, 2008, to be known as Wanger USA. See
                    Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus.

If you have any questions, please contact:

      [GRAPHIC]                                [GRAPHIC]

                Phoenix Life Insurance Company           Tel. 800/541-0171
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                 Page
------------------------------------------------------------

Glossary of Special Terms..............................    3
Summary of Expenses....................................    4
Contract Summary.......................................    7
Financial Highlights...................................   10
Financial Statements...................................   10
Performance History....................................   10
The Variable Accumulation Annuity......................   10
Phoenix and the Separate Account.......................   10
The Variable Investment Options........................   11
 Administrative, Marketing and Support Service Fees....   11
GIA....................................................   11
Deductions and Charges.................................   12
 Transfer Charge.......................................   14
 Reduced Fees, Credits and Excess Interest for Eligible
   Groups..............................................   14
The Accumulation Period................................   14
 Accumulation Units....................................   14
 Accumulation Unit Values..............................   14
 Purchase of Contracts.................................   14
 Additional Programs...................................   15
 Optional Benefits.....................................   18
 Surrender of Contract and Withdrawals.................   20
 Contract Termination..................................   20
 Payment Upon Death Before Maturity Date...............   20
Internet, Interactive Voice Response and Telephone
  Transfers............................................   22
Market Timing and Other Disruptive Trading.............   23
The Annuity Period.....................................   24
 Annuity Payments......................................   24
 Annuity Payment Options...............................   24
   Other Conditions....................................   26
 Payment Upon Death After Maturity Date................   26


Heading                                            Page

Variable Account Valuation Procedures.............   27
 Valuation Date...................................   27
 Valuation Period.................................   27
 Accumulation Unit Value..........................   27
 Net Investment Factor............................   27
Miscellaneous Provisions..........................   27
 Assignment.......................................   27
 Payment Deferral.................................   27
 Free Look Period.................................   28
 Amendments to Contracts..........................   28
 Substitution of Fund Shares......................   28
 Ownership of the Contract........................   28
 Inherited/Stretch Annuity Feature................   28
Federal Income Taxes..............................   29
 Introduction.....................................   29
 Income Tax Status................................   29
 Taxation of Annuities in General--Nonqualified
   Plans..........................................   29
 Additional Considerations........................   30
 Owner Control....................................   31
 Diversification Standards........................   32
 Taxation of Annuities in General--Qualified Plans   32
Sales of Variable Accumulation Contracts..........   36
Servicing Agent...................................   37
State Regulation..................................   37
Reports...........................................   37
Voting Rights.....................................   37
Texas Optional Retirement Program.................   38
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries....   38
SAI Table of Contents.............................   38
Appendix A--Investment Options....................  A-1
Appendix B--Deductions for Taxes..................  B-1
Appendix C--Financial Highlights..................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.


Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the start of annuity payments.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.


Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

Annual Step-Up Amount (Step-Up Amount): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

Annuitant: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.


Death Benefit Options (Benefit Option, Option): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract: The deferred variable accumulation annuity contract described in this Prospectus.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.


Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


Maturity Date: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90/th/ birthday. The election is subject to certain conditions described in "The Annuity Period."

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25
..  Qualified plans--$1,000 annually

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.

Valuation Date: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.


Variable Payment Annuity: An annuity payment option providing payments that varies in amounts, according to the investment experience of the selected investment options.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


CONTRACT OWNER TRANSACTION EXPENSES                 This table describes the fees and expenses that you will pay
  Deferred Surrender Charge (as a percentage        at the time that you surrender the contract or transfer value
  of amount surrendered:                            between the investment options. State premium taxes may
     Age of Payment in Complete Years 0....... 7%   also be deducted.
     Age of Payment in Complete Years 1....... 6%
     Age of Payment in Complete Years 2....... 5%
     Age of Payment in Complete Years 3....... 4%
     Age of Payment in Complete Years 4....... 3%
     Age of Payment in Complete Years 5....... 2%
     Age of Payment in Complete Years 6....... 1%
     Age of Payment in Complete Years 7+...... None

  Transfer Charge/1/
     Current.................................. None
     Maximum.................................. $20


ANNUAL ADMINISTRATIVE CHARGE                          This table describes the fees and expenses that you will pay
  Current/2/..................................    $35 periodically during the time that you own the contract, not
  Maximum.....................................    $35 including annual fund fees and expenses.

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

  Death Benefit Option 1 - Return of Premium
  Mortality and Expense Risk Fee..............  .775%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses......  .900%

  Death Benefit Option 2 - Annual Step-up
  Mortality and Expense Risk Fee.............. 1.125%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.250%

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge." /2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

                             Optional Benefit Fees

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

ENHANCED DEATH BENEFIT OPTION 1 RIDER/1/ (as a percentage of contract value)

Current................................. .05%

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE/2, 3/

(as a percentage of the guaranteed annuitization value)
       Current.......................  .60%
       Maximum....................... 1.00%

/1/ This charge is assessed against the issue payment and each contract anniversary against the contract value. See "Deductions and Charges."
/2/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

/3/ For current rates effective in prior periods, please contact the Annuity
    Operations Division.



                                                  The table below shows the minimum and maximum fees
                                                  and expenses as a percentage of daily net assets, for the
                                                  year ended December 31, 2007, charged by the funds
                                                  that you may pay indirectly during the time that you own
TOTAL ANNUAL FUND OPERATING EXPENSES              the contract. More detail concerning each of the fund's
                                Minimum Maximum   fees and expenses is contained in the prospectus for
                                ------- -------   each fund. Total Annual Fund Operating Expenses are
  Gross Annual Fund Operating
  Expenses.....................  0.31%   3.83%
  Net Annual Fund Operating
  Expenses/1/..................  0.28%   3.83%


/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                        $1,256 $2,303  $3,318   $5,904

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                        $1,072 $1,785  $2,508   $4,542


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:



                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                         $626. $1,853  $3,048   $5,904

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                         $442. $1,335  $2,238   $4,542



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

  The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

  For more information, see "Purchase of Contracts."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Contracts" section of this prospectus.


Investment Features

Flexible Payments
..  You may make payments anytime until the maturity date.

..  You can vary the amount and frequency of your payments.

..  Other than the Minimum Initial Payment, there are no required payments.

Minimum Contribution
..  Generally, the Minimum Initial Payment is $1,000.

Allocation of Premiums and Contract Value

.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The Contract Value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.


.. The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

..  Payments and transfers to the GIA are subject to the Maximum GIA Percentage.
   The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

.. You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.


..  Withdrawals may be subject to the 10% penalty tax. See "Federal Income
   Taxes."

..  Prior to the maturity date, contract owners who have elected the Guaranteed
   Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

.. Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The current (and maximum) charge is 0.05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the Contract Value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider. The surrender charge is intended to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the Annuitant or owner before the Maturity Date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Age of Payment    0   1   2   3   4   5   6   7+
               in Complete Years
               -------------------------------------------------

.. Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

.. Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

..  Mortality and expense risk fee--varies based on the benefit option selected.
   For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

Death Benefit
  The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

Death Benefit Options
  The contract offers two death benefit options. At purchase, you select the benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Death Benefit Options Table on the next page.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period
  You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

DEATH BENEFIT OPTIONS TABLE

                                       Death Benefit Option 1                 Optional Benefits
----------------------------------------------------------------------------------------------------------------
Component                                                                     Enhanced Death Benefit
                                       Return of Premium                      Option 1 Rider
----------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Fee/1/        .775%                                  N/A
----------------------------------------------------------------------------------------------------------------
Rider Charge                           N/A                                    .05%
----------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount                 Contract Year 1:                       Contract Year 1:
                                       10% of the contract value as of the    10% of the contract value as
                                       date of withdrawal                     of the date of withdrawal

                                       Contract Years 2 and greater:          Contract Years 2 and greater:
                                       10% of the last contract anniversary   10% of the last contract
                                       value                                  anniversary value plus any
                                                                              unused percentage from prior
                                                                              years may be carried forward
                                                                              to the then current contract
                                                                              year, up to a maximum of
                                                                              30% of your contract value as
                                                                              of the last contract
                                                                              anniversary
----------------------------------------------------------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:                        The greatest of:
of the annuitant who has not yet       1. the sum of 100% of premium          1. the sum of 100% of
attained age 80                        payments less adjusted partial         premium payments less
                                       withdrawals on the claim date; or      adjusted partial withdrawals
                                       2. the contract value on the claim     on the claim date; or
                                       date                                   2. the contract value on the
                                                                              claim date; or
                                                                              3. the 7 year Step-up Amount
                                                                              on the claim date
----------------------------------------------------------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:                        The greater of:
of the annuitant who has attained age  1. the sum of 100% of premium          1. the death benefit in effect at
80                                     payments less adjusted partial         the end of the last 7-year
                                       withdrawals on the claim date; or      period prior to the annuitant
                                       2. the contract value on the claim     turning age 80, plus the sum
                                       date                                   of 100% of premium
                                                                              payments less adjusted partial
                                                                              withdrawals made since the
                                                                              contract year that the
                                                                              annuitant reached Age 80; or
                                                                              2. the contract value on the
                                                                              claim date

----------------------------------------------------------------------------------------------------------------

                                       Death Benefit Option 1                 Death Benefit Option 2
---------------------------------------------------------------------------------------------------------------
Component                                                                     Annual
                                       Return of Premium                      Step-up
---------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Fee/1/        .775%                                  1.125%
---------------------------------------------------------------------------------------------------------------
Rider Charge                           N/A                                    N/A
---------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount                 Contract Year 1:                       Contract Year 1:
                                       10% of the contract value as of the    10% of the contract value as
                                       date of withdrawal                     of the date of withdrawal

                                       Contract Years 2 and greater:          Contract Years 2 and greater:
                                       10% of the last contract anniversary   10% of the last contract
                                       value                                  anniversary value plus any
                                                                              unused percentage from prior
                                                                              years may be carried forward
                                                                              to the then current contract
                                                                              year, up to a maximum of
                                                                              30% of your contract value as
                                                                              of the last contract
                                                                              anniversary
---------------------------------------------------------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:                        The greatest of:
of the annuitant who has not yet       1. the sum of 100% of premium          1. the sum of 100% of
attained age 80                        payments less adjusted partial         premium payments less
                                       withdrawals on the claim date; or      adjusted partial withdrawals
                                       2. the contract value on the claim     on the claim date; or
                                       date                                   2. the contract value on the
                                                                              claim date; or
                                                                              3. the Annual Step-up Amount
                                                                              on the claim date
---------------------------------------------------------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:                        The greater of:
of the annuitant who has attained age  1. the sum of 100% of premium          1. the death benefit in effect at
80                                     payments less adjusted partial         the end of the immediately
                                       withdrawals on the claim date; or      preceding contract year prior
                                       2. the contract value on the claim     to the annuitant turning age
                                       date                                   80, plus the sum of 100% of
                                                                              premium payments less
                                                                              adjusted partial withdrawals
                                                                              made since the contract year
                                                                              that the annuitant reached
                                                                              Age 80; or
                                                                              2. the contract value on the
                                                                              claim date
---------------------------------------------------------------------------------------------------------------

/1/ See the "Summary of Expenses" and "Deductions and Charges--Mortality and
    Expense Risk Charge" for complete details.
/2/ See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix
C. More information, including The Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling at Annuity Operations Division us at 800/541-0171.


Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

  You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the investment options and the GIA.


Phoenix and the Separate Account
--------------------------------------------------------------------------------

  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

  Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


  On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.


  Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA".

The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


  Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. These restrictions as well as the availability of the GIA are subject to state insurance department approval.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


  The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


Daily Administrative Fee

  We make a daily deduction from the account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described above. (This fee is not deducted from the GIA.)


Enhanced Option 1 Rider

  If the Enhanced Option 1 Rider is part of your contract, we will deduct a fee equal to 0.050% of the initial premium payment at the time you elect this rider. Thereafter, we will deduct a fee equal to 0.050% of the Contract Value at the beginning of each Contract Year. The fee will be deducted from the Contract Value with each investment option and GIA bearing a pro-rata share of such fee based on the proportionate Contract Value of each investment option and GIA. If you surrender your Contract on a contract anniversary, no fee will be deducted. The maximum and current fee is equal to 0.050%.


Guaranteed Minimum Income Benefit Rider Fee
  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.


  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

Mortality and Expense Risk Fee

  We make a daily deduction from each investment option for the mortality and expense risk charge. The charge is assessed against the daily net assets of the investment options and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:


 -----------------------------------------------------------------------------
  Death Benefit Option 1 - Return of       Death Benefit Option 2 - Annual
                Premium                                Step-up
 -----------------------------------------------------------------------------
                0.775%                                 1.125%
 -----------------------------------------------------------------------------

  Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

  No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

  The amount of free withdrawal available depends on the benefit option you select as follows:


  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


..  Death Benefit Option 1

  Contract Year 1:
  10% of the contract value as of the date of withdrawal.

  Contract Years 2 and greater:
  10% of the last contract anniversary value.

..  Enhanced Death Benefit Option 1 Rider

  Contract Year 1:
  10% of the contract value as of the date of withdrawal.

  Contract Years 2 and greater:
  10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  This rider is available at an annual cost of .05%.

  This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

..  Death Benefit Option 2

  Contract Year 1:
  10% of the contract value as of the date of withdrawal.

  Contract Years 2 and greater:
  10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Age of Payment    0   1   2   3   4   5   6   7+
               in Complete Years
               -------------------------------------------------

  If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.


  The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the investment options and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of mortality and expense risk fee or the withdrawal charge or credit of excess interest will not be unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

Accumulation Units

  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.


Purchase of Contracts
  Generally, we require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25

  . You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available investment option, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.


..  Qualified plans--$1,000 annually

  . If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


  Payments received under the contracts will be allocated in any combination to any investment option or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market investment option. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


  For certain eligible groups we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group;

(2)the method and frequency of premium payments; and

(3)the amount of compensation to be paid to Registered Representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

Additional Programs
  You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series, which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

  If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


  The following programs are currently available:


..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.


..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Phoenix-Ibbotson Strategic Asset Allocation

  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.


  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.


  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Nursing Home Waiver
  After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

  There is no charge for this additional benefit.

Systematic Withdrawal Program

  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option and the GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally, you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Enhanced Death Benefit Option 1 Rider
  Enhanced Death Benefit Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

   1. Cumulative Free Withdrawals: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

   2. 7-Year Step-up in the Death Benefit: Prior to the annuitant's 80th birthday, the death benefit equals the greatest of:

      a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

      b. the contract value on the claim date; or

      c. the 7-year Step-up amount on the claim date.

   3. Minimum Death Benefit past the annuitant's 80th birthday. The death benefit is equal to the greater of:

      a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

      b. the contract value on the claim date.

  There is a charge of .05% on an annual basis for the Enhanced Death Benefit Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

Guaranteed Minimum Income Benefit ("GMIB") Rider
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

After the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 85/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 85/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85/th/ birthday.

   D =any tax that may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Rider Fee

  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each investment option and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A -- Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B -- Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D -- Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

                   Important Information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

Surrender of Contract and Withdrawals

  If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.


  Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate without value, if on any valuation date:

..  The contract value is zero; or

.. The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options)

  Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

Who Receives Payment

..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.


..  Death of an Annuitant who is not the Owner

  If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.


..  Spousal Beneficiary Contract Continuance

  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract holder.


..  Contingent Annuitant Contract Continuance
  Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

..  Qualified Contracts
  Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

  Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

..  Ownership of the Contract by a Non-Natural Person

  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


Payment Amount Before Age 80
  Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

..  Death Benefit Option 1--Return of Premium
  The greater of:

     a) 100% of payments, less adjusted partial withdrawals; or
     b) the contract value on the claim date.

..  Death Benefit Option 2--Annual Step-up
  The greater of:

     a) 100% of payments, less adjusted partial withdrawals; or
     b) the contract value on the claim date; and
     c) the Annual Step-up Amount on the claim date.

..  Enhanced Death Benefit Option 1 Rider
  Before the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

  The greater of:

     1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or
     2. the contract value on the claim date; or
     3. the 7-year Step-up Amount on the claim date.

        This rider is available at an annual cost of .05%.

       This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

Payment Amount After Age 80
  After the annuitant's 80/th/ birthday, the death benefit (less any deferred premium tax) equals:

..  Death Benefit Option 1--Return of Premium
  The greater of:

     1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or
     2. the contract value on the Claim Date.

..  Enhanced Death Benefit Option 1 Rider
  After the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

  The greater of:

     1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
     2. the contract value on the claim date.

       This rider is available at an annual cost of .05%.

        This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

..  Death Benefit Option 2--Annual Step-up
  The greater of:

     1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
     2. the contract value on the Claim Date.

..  Death of an Owner who is not the Annuitant
  Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

  . 100% of payments, less withdrawals; and . the contract value on the Claim Date.

  Because the death benefit in this situation equals the greater of premiums paid and the contract value, an Owner who is not the annuitant should seriously consider whether Death Benefit Option 2 is suitable for their circumstances.


  Death benefit proceeds will be payable in a single lump sum, and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


  Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.


  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.


Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.


  Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options and the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options and the GIA does not automatically change the payment allocation schedule of your contract.

  You may request transfers and changes in payment allocations among available investment options and the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
--------------------------------------------------------------------------------

  Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

  Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90/th/ birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


  With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


  Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under annuity payment options K or L.

  The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See "Deductions and Charges." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

Option A--Life Annuity with Specified Period Certain
  Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be five, ten or twenty years.

Option B--Non-Refund Life Annuity
  Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option D--Joint and Survivor Life Annuity
  Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

  Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E--Installment Refund Life Annuity
  Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

  Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G--Payments for Specified Period
  Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5-30 years may be elected.

Option H--Payments of Specified Amount
  Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

Option I--Variable Payment Life Annuity with 10-Year Period Certain
  Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first ten years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.


Option J--Joint Survivor Variable Payment Life Annuity with 10-Year Period
Certain

  Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.


Option K--Variable Payment Annuity for a Specified Period
  Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5-30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Payment Life Expectancy Annuity
  Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Payment Life Annuity
  Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N--Variable Payment Non-Refund Life Annuity
  Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.


  Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.


Payment Upon Death After Maturity Date
  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

  Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market investment option. When your Free Look Period expires we allocate the contract value among the investment options and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares
  If, in the judgment of Phoenix's management one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or "Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

..  No additional contributions may be made.

.. Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

.. Only the Return of Premium death benefit is available to a beneficiary who "stretches" an annuity.

.. Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.

.. We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

.. With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

..  The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed
 no later than the anniversary of the deceased Owner's date of death. For
  IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70-1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans

  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made.In certain cases, the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below. As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.


Surrenders or Withdrawals Prior to the Contract Maturity Date
  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners cannot make this selection.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code Section 130(d));
(vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options may not be enforceable that do not follow the REA.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS.


  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract

  Distributions from qualified plans, including Section 403(b) Contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

  The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer (Phoenix) to monitor compliance with these requirements.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to Phoenix.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA Participant loans are not allowed on IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans

  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax.

  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and
(i) distribution from retirement plans to individuals called to active military duty. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.

  This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.



  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.

Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or FINRA)

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation.
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.


  These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.


  Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, CUSO Financial Services, Sammons Securities, and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.


  We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.--Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.



  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options

--------------------------------------------------------------------------------



                    Fund Name                                       Investment Objective
AIM V.I. Capital Appreciation Fund                 Growth of capital








-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1, 3/                   Growth of capital








-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1, 3/           Long term growth of capital








-----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio      Long term capital appreciation
(formerly Alger American Leveraged All Cap
Portfolio)/ 1, 3/
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy     To maximize total return consistent with the Adviser's
Portfolio                                          determination of reasonable risk
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Long-term growth of capital
Portfolio
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           Seeks to replicate, as closely as possible, before the
                                                   deduction of expenses, the performance of the
                                                   Standard & Poor's 500 Composite Stock Price Index,
                                                   which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                            Seeks to replicate, as closely as possible, before the
                                                   deduction of expenses, the performance of the Russell
                                                   2000(R)/ /Index, which emphasizes stocks of small US
                                                   companies.
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   Current income by investing primarily in a diversified
                                                   portfolio of U.S. government and government agency
                                                   securities
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 High current income by investing primarily in a
                                                   professionally managed, diversified portfolio of high
                                                   yield, lower rated corporated bonds (also known as
                                                   "Junk Bonds")
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio        Capital growth
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      Capital appreciation
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio       As high a level of current income as is consistent with
                                                   the preservation of capital
-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund           Capital appreciation
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                    Maximize income while maintaining prospects for
                                                   capital appreciation
-----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1, 3/       Long term capital appreciation
-----------------------------------------------------------------------------------------------------------



                    Fund Name                                  Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                 Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1, 3/                   Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1, 3/           Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio      Fred Alger Management, Inc.
(formerly Alger American Leveraged All Cap
Portfolio)/ 1, 3/
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy     AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           Deutsche Asset Management Americas Inc.
                                                    Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                            Deutsche Asset Management Americas Inc.
                                                    Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   Federated Investment Management Company


----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 Federated Investment Management Company



----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio        Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio       Fidelity Management and Research Company
                                                   Subadvisor: Fidelity Investments Money Management, Inc.
----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund           Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                    Franklin Advisers, Inc.

----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1, 3/       Lazard Asset Management LLC
----------------------------------------------------------------------------------------------------------


                     Fund Name                                        Investment Objective
Lord Abbett Bond-Debenture Portfolio                High current income and the opportunity for capital
                                                    appreciation to produce a high total return
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Long-term growth of capital and income without
                                                    excessive fluctuations in market value
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Capital appreciation through investments, primarily in
                                                    equity securities which are believed to be undervalued
                                                    in the marketplace
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Capital appreciation with income as a secondary goal
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Long term growth of capital; current income is a
                                                    secondary goal
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            Capital appreciation by investing in securities of well-
                                                    known, established companies
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               Long-term capital appreciation by investing in
                                                    securities of foreign insurers, "growth-type"
                                                    companies, cyclical industries and special situations
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           Capital appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Intermediate and long-term capital appreciation with
                                                    income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Dividend growth, current income and capital
                                                    appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Capital appreciation

-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         As high a level of current income as is consistent with
                                                    the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Long-term total return

-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent investment
                                                    risk


-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth//
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth//   Long-term capital growth with current income as a
                                                    secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate// Current income with capital growth as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Long-term capital growth and current income with a
Growth//                                            greater emphasis on capital growth
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Long-term capital appreciation with current income as
                                                    a secondary investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Long-term capital appreciation by investing primarily
                                                    in small-capitalization stocks that appear to be
                                                    undervalued with current income as a secondary
                                                    investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Long-term capital appreciation with current income as
                                                    a secondary consideration

-------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
Lord Abbett Bond-Debenture Portfolio                Lord, Abbett & Co. LLC

----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC

----------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Lord, Abbett & Co. LLC


----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Franklin Mutual Advisers, LLC
----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano              Subadvisor: Neuberger Berman, LLC
Portfolio)
----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Neuberger Berman Management Inc.
                                                     Subadvisor: Neuberger Berman, LLC
----------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            OppenheimerFunds, Inc.

----------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               OppenheimerFunds, Inc.


----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Harris Investment Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Phoenix Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Neuberger Berman Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc.
                                                     (fixed income portion) Phoenix Investment
                                                     Counsel, Inc. (equity portion)
----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                      Management Company
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth//                                  Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth//   Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate// Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc. Limited Services
Growth//                                             Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.


----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Phoenix Variable Advisors, Inc.
                                                    Subadvisor: Morgan Stanley Investment Management
                                                      Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1, 3/                        to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1, 3/ Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/    High total return
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1, 3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1, 3/ Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/    Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investment on May 1, 2006.

/2/ This fund is closed to new investment on October 29, 2001.

/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4 /Effective June 1, 2008, to be known as Wanger International

/5/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified Qualified
-----                       --------------- ------------- ------------ ---------
California.................                       X           2.35%      0.50%

Florida....................                       X           1.00       1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/    0.04

West Virginia..............                       X           1.00       1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



-----------------

/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------
  The following tables give the historical unit values for a single share of each of the available investment options. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts



                                                    Investment Investment
                                                      Option     Option       Units
                                                    Unit Value Unit Value Outstanding at
                                                    Beginning     End     End of Period
                 Investment Option                  of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 7/9/01* to 12/31/01                              $1.000     $0.927         9
From 1/1/02 to 12/31/02                               $0.927     $0.695        29
From 1/1/03 to 12/31/03                               $0.695     $0.892        35
From 1/1/04 to 12/31/04                               $0.892     $0.942        33
From 1/1/05 to 12/31/05                               $0.942     $1.017        38
From 1/1/06 to 12/31/06                               $1.017     $1.071        41
From 1/1/07 to 12/31/07                               $1.071     $1.189        44
AIM V.I. Core Equity Fund - Class I
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 4/21/06* to 12/31/06                             $1.000     $1.089        80
From 1/1/07 to 12/31/07                               $1.089     $1.167        67
AIM V.I. Mid Cap Core Equity Fund - Class I
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                              $1.000     $1.017         3
From 1/1/05 to 12/31/05                               $1.017     $1.084         2
From 1/1/06 to 12/31/06                               $1.084     $1.195         2
From 1/1/07 to 12/31/07                               $1.195     $1.298         2
Alger American Leveraged AllCap Portfolio - Class O
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 2/2/01* to 12/31/01                              $1.000     $0.819        269
From 1/1/02 to 12/31/02                               $0.819     $0.537        464
From 1/1/03 to 12/31/03                               $0.537     $0.717        460
From 1/1/04 to 12/31/04                               $0.717     $0.768        430
From 1/1/05 to 12/31/05                               $0.768     $0.871        304
From 1/1/06 to 12/31/06                               $0.871     $1.030        278
From 1/1/07 to 12/31/07                               $1.030     $1.363        250
DWS Equity 500 Index Fund VIP - Class A
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/9/02* to 12/31/02                              $1.000     $0.820        42
From 1/1/03 to 12/31/03                               $0.820     $1.041        47
From 1/1/04 to 12/31/04                               $1.041     $1.141        93
From 1/1/05 to 12/31/05                               $1.141     $1.183        102
From 1/1/06 to 12/31/06                               $1.183     $1.355        132
From 1/1/07 to 12/31/07                               $1.355     $1.414        145
Federated Fund for U.S. Government Securities II
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 3/19/01* to 12/31/01                             $1.000     $1.035        571
From 1/1/02 to 12/31/02                               $1.035     $1.118       1,307
From 1/1/03 to 12/31/03                               $1.118     $1.134       1,017
From 1/1/04 to 12/31/04                               $1.134     $1.165        952
From 1/1/05 to 12/31/05                               $1.165     $1.178        917
From 1/1/06 to 12/31/06                               $1.178     $1.215        916
From 1/1/07 to 12/31/07                               $1.215     $1.280        793



*Date investment option began operations.

                                                             Investment Investment
                                                               Option     Option       Units
                                                             Unit Value Unit Value Outstanding at
                                                             Beginning     End     End of Period
                     Investment Option                       of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/11/01* to 12/31/01                                      $1.000     $0.991        80
From 1/1/02 to 12/31/02                                        $0.991     $0.996        180
From 1/1/03 to 12/31/03                                        $0.996     $1.206        157
From 1/1/04 to 12/31/04                                        $1.206     $1.320        124
From 1/1/05 to 12/31/05                                        $1.320     $1.343        138
From 1/1/06 to 12/31/06                                        $1.343     $1.475        113
From 1/1/07 to 12/31/07                                        $1.475     $1.511        87
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 3/9/01* to 12/31/01                                       $1.000     $0.936        78
From 1/1/02 to 12/31/02                                        $0.936     $0.840        126
From 1/1/03 to 12/31/03                                        $0.840     $1.069        185
From 1/1/04 to 12/31/04                                        $1.069     $1.222        275
From 1/1/05 to 12/31/05                                        $1.222     $1.415        432
From 1/1/06 to 12/31/06                                        $1.415     $1.565        489
From 1/1/07 to 12/31/07                                        $1.565     $1.822        455
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 2/2/01* to 12/31/01                                       $1.000     $0.841        29
From 1/1/02 to 12/31/02                                        $0.841     $0.651        100
From 1/1/03 to 12/31/03                                        $0.651     $0.836        65
From 1/1/04 to 12/31/04                                        $0.836     $0.887        64
From 1/1/05 to 12/31/05                                        $0.887     $0.957        118
From 1/1/06 to 12/31/06                                        $0.957     $0.999        124
From 1/1/07 to 12/31/07                                        $0.999     $1.218        139
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 3/9/01* to 12/31/01                                       $1.000     $0.889        87
From 1/1/02 to 12/31/02                                        $0.889     $0.615        298
From 1/1/03 to 12/31/03                                        $0.615     $0.809        420
From 1/1/04 to 12/31/04                                        $0.809     $0.828        463
From 1/1/05 to 12/31/05                                        $0.828     $0.868        405
From 1/1/06 to 12/31/06                                        $0.868     $0.918        364
From 1/1/07 to 12/31/07                                        $0.918     $1.154        256
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 01/26/07* to 12/31/07                                     $1.000     $1.037        64
Franklin Income Securities Fund - Class 2
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                      $1.000     $1.113         2
From 1/1/07 to 12/31/07                                        $1.113     $1.145        100
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/29/05* to 12/31/05                                      $0.978     $1.024        127
From 1/1/06 to 12/31/06                                        $1.024     $1.110        134
From 1/1/07 to 12/31/07                                        $1.110     $1.168        110
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/15/05* to 12/31/05                                      $0.969     $1.052        193
From 1/1/06 to 12/31/06                                        $1.052     $1.222        256
From 1/1/07 to 12/31/07                                        $1.222     $1.253        256



*Date investment option began operations.

                                                           Investment Investment
                                                             Option     Option       Units
                                                           Unit Value Unit Value Outstanding at
                                                           Beginning     End     End of Period
                    Investment Option                      of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 4/29/05* to 12/31/05                                    $0.958     $1.085        30
From 1/1/06 to 12/31/06                                      $1.085     $1.207        30
From 1/1/07 to 12/31/07                                      $1.207     $1.203        35
Mutual Shares Securities Fund - Class 2
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 5/1/01* to 12/31/01                                     $1.000     $0.991        120
From 1/1/02 to 12/31/02                                      $0.991     $0.866        177
From 1/1/03 to 12/31/03                                      $0.866     $1.075        268
From 1/1/04 to 12/31/04                                      $1.075     $1.199        271
From 1/1/05 to 12/31/05                                      $1.199     $1.314        232
From 1/1/06 to 12/31/06                                      $1.314     $1.542        232
From 1/1/07 to 12/31/07                                      $1.542     $1.581        218
Neuberger Berman AMT Guardian Portfolio - S Class
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                      $1.055     $1.124        28
Oppenheimer Global Securities Fund/VA - Service Shares
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                      $1.158     $1.121         2
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                      $1.022     $0.978        19
Phoenix Capital Growth Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 1/30/01* to 12/31/01                                    $1.000     $0.631        585
From 1/1/02 to 12/31/02                                      $0.631     $0.470       1,107
From 1/1/03 to 12/31/03                                      $0.470     $0.589        948
From 1/1/04 to 12/31/04                                      $0.589     $0.613        727
From 1/1/05 to 12/31/05                                      $0.613     $0.630        590
From 1/1/06 to 12/31/06                                      $0.630     $0.645        930
From 1/1/07 to 12/31/07                                      $0.645     $0.708        764
Phoenix Growth and Income Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 1/30/01* to 12/31/01                                    $1.000     $0.878        143
From 1/1/02 to 12/31/02                                      $0.878     $0.674        392
From 1/1/03 to 12/31/03                                      $0.674     $0.851        377
From 1/1/04 to 12/31/04                                      $0.851     $0.932        392
From 1/1/05 to 12/31/05                                      $0.932     $0.968        273
From 1/1/06 to 12/31/06                                      $0.968     $1.124        258
From 1/1/07 to 12/31/07                                      $1.124     $1.188        225
Phoenix Mid-Cap Growth Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 3/27/01* to 12/31/01                                    $1.000     $0.894        363
From 1/1/02 to 12/31/02                                      $0.894     $0.598        557
From 1/1/03 to 12/31/03                                      $0.598     $0.763        534
From 1/1/04 to 12/31/04                                      $0.763     $0.807        534
From 1/1/05 to 12/31/05                                      $0.807     $0.833        396
From 1/1/06 to 12/31/06                                      $0.833     $0.860        551
From 1/1/07 to 12/31/07                                      $0.860     $1.038        513



*Date investment option began operations.

                                                    Investment Investment
                                                      Option     Option       Units
                                                    Unit Value Unit Value Outstanding at
                                                    Beginning     End     End of Period
                 Investment Option                  of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------
Phoenix Money Market Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 3/20/01* to 12/31/01                             $1.000     $1.019        356
From 1/1/02 to 12/31/02                               $1.019     $1.024        246
From 1/1/03 to 12/31/03                               $1.024     $1.022        242
From 1/1/04 to 12/31/04                               $1.022     $1.021        229
From 1/1/05 to 12/31/05                               $1.021     $1.037        264
From 1/1/06 to 12/31/06                               $1.037     $1.074        409
From 1/1/07 to 12/31/07                               $1.074     $1.116        437
Phoenix Multi-Sector Fixed Income Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 4/2/01* to 12/31/01                              $1.000     $1.023        175
From 1/1/02 to 12/31/02                               $1.023     $1.115        537
From 1/1/03 to 12/31/03                               $1.115     $1.266        522
From 1/1/04 to 12/31/04                               $1.266     $1.340        926
From 1/1/05 to 12/31/05                               $1.340     $1.352        909
From 1/1/06 to 12/31/06                               $1.352     $1.432        813
From 1/1/07 to 12/31/07                               $1.432     $1.471        703
Phoenix Multi-Sector Short Term Bond Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 6/3/03* to 12/31/03                              $1.000     $1.074       1,004
From 1/1/04 to 12/31/04                               $1.074     $1.069         4
From 1/1/05 to 12/31/05                               $1.069     $1.074        35
From 1/1/06 to 12/31/06                               $1.074     $1.125        59
From 1/1/07 to 12/31/07                               $1.125     $1.159        73
Phoenix Strategic Allocation Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 3/30/01* to 12/31/01                             $1.000     $1.061        328
From 1/1/02 to 12/31/02                               $1.061     $0.930        818
From 1/1/03 to 12/31/03                               $0.930     $1.105        850
From 1/1/04 to 12/31/04                               $1.105     $1.176        776
From 1/1/05 to 12/31/05                               $1.176     $1.187        610
From 1/1/06 to 12/31/06                               $1.187     $1.325        552
From 1/1/07 to 12/31/07                               $1.325     $1.392        492
Phoenix-Aberdeen International Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/30/01* to 12/31/01                             $1.000     $0.752        238
From 1/1/02 to 12/31/02                               $0.752     $0.635        337
From 1/1/03 to 12/31/03                               $0.635     $0.829        328
From 1/1/04 to 12/31/04                               $0.829     $0.993        410
From 1/1/05 to 12/31/05                               $0.993     $1.166        401
From 1/1/06 to 12/31/06                               $1.166     $1.472        699
From 1/1/07 to 12/31/07                               $1.472     $1.677        628
Phoenix-Alger Small-Cap Growth Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                               $1.772     $2.097        46
From 1/1/07 to 12/31/07                               $2.097     $2.413        34
Phoenix-Duff & Phelps Real Estate Securities Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 3/27/01* to 12/31/01                             $1.000     $1.015        91
From 1/1/02 to 12/31/02                               $1.015     $1.223        158
From 1/1/03 to 12/31/03                               $1.223     $1.676        167
From 1/1/04 to 12/31/04                               $1.676     $2.238        170
From 1/1/05 to 12/31/05                               $2.238     $2.553        231
From 1/1/06 to 12/31/06                               $2.553     $3.467        214
From 1/1/07 to 12/31/07                               $3.467     $2.896        159



*Date investment option began operations.

                                                                 Investment Investment
                                                                   Option     Option       Units
                                                                 Unit Value Unit Value Outstanding at
                                                                 Beginning     End     End of Period
                       Investment Option                         of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 3/14/01* to 12/31/01                                          $1.000     $1.252        78
From 1/1/02 to 12/31/02                                            $1.252     $1.135        231
From 1/1/03 to 12/31/03                                            $1.135     $1.585        241
From 1/1/04 to 12/31/04                                            $1.585     $1.891        263
From 1/1/05 to 12/31/05                                            $1.891     $2.019        300
From 1/1/06 to 12/31/06                                            $2.019     $2.300        285
From 1/1/07 to 12/31/07                                            $2.300     $2.325        260
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 4/11/01* to 12/31/01                                          $1.000     $1.139        61
From 1/1/02 to 12/31/02                                            $1.139     $1.033        197
From 1/1/03 to 12/31/03                                            $1.033     $1.472        271
From 1/1/04 to 12/31/04                                            $1.472     $1.790        245
From 1/1/05 to 12/31/05                                            $1.790     $1.906        278
From 1/1/06 to 12/31/06                                            $1.906     $2.205        271
From 1/1/07 to 12/31/07                                            $2.205     $2.139        258
Phoenix-Van Kampen Comstock Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 3/9/01* to 12/31/01                                           $1.000     $0.841        758
From 1/1/02 to 12/31/02                                            $0.841     $0.650       1,283
From 1/1/03 to 12/31/03                                            $0.650     $0.798       1,541
From 1/1/04 to 12/31/04                                            $0.798     $0.893       1,534
From 1/1/05 to 12/31/05                                            $0.893     $0.933       1,280
From 1/1/06 to 12/31/06                                            $0.933     $1.118       1,188
From 1/1/07 to 12/31/07                                            $1.118     $1.084       1,024
Phoenix-Van Kampen Equity 500 Index Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 3/14/01* to 12/31/01                                          $1.000     $1.004        96
From 1/1/02 to 12/31/02                                            $1.004     $0.759        237
From 1/1/03 to 12/31/03                                            $0.759     $0.950        227
From 1/1/04 to 12/31/04                                            $0.950     $1.034        154
From 1/1/05 to 12/31/05                                            $1.034     $1.062        118
From 1/1/06 to 12/31/06                                            $1.062     $1.202        304
From 1/1/07 to 12/31/07                                            $1.202     $1.250        253
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                          $1.000     $0.954         1
From 1/1/07 to 12/31/07                                            $0.954     $1.164        12
PIMCO VIT Total Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                            $1.095     $1.115        49
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 10/13/05* to 12/31/05                                         $1.316     $1.428         7
From 1/1/06 to 12/31/06                                            $1.428     $1.577         7
From 1/1/07 to 12/31/07                                            $1.577     $1.643         0
From 9/7/07 to 12/31/07                                            $1.000     #REF!        #REF!
From 9/7/07 to 12/31/07                                            $1.000     #REF!        #REF!
From 9/7/07 to 12/31/07                                            $1.000     #REF!        #REF!
From 9/7/07 to 12/31/07                                            $1.000     #REF!        #REF!
From 9/7/07 to 12/31/07                                            $1.000     #REF!        #REF!



*Date investment option began operations.

                                                       Investment Investment
                                                         Option     Option       Units
                                                       Unit Value Unit Value Outstanding at
                                                       Beginning     End     End of Period
                  Investment Option                    of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 3/5/01* to 12/31/01                                 $1.000     $0.973        0.1
From 1/1/02 to 12/31/02                                  $0.973     $0.963        0.3
From 1/1/03 to 12/31/03                                  $0.963     $1.460        0.4
From 1/1/04 to 12/31/04                                  $1.460     $1.805         0
From 1/1/05 to 12/31/05                                  $1.805     $2.279        0.4
From 1/1/06 to 12/31/06                                  $2.279     $2.893         7
From 1/1/07 to 12/31/07                                  $2.893     $3.692        15
Templeton Foreign Securities Fund - Class 2
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 3/27/01* to 12/31/01                                $1.000     $0.938        98
From 1/1/02 to 12/31/02                                  $0.938     $0.757        280
From 1/1/03 to 12/31/03                                  $0.757     $0.992        289
From 1/1/04 to 12/31/04                                  $0.992     $1.166        286
From 1/1/05 to 12/31/05                                  $1.166     $1.273        231
From 1/1/06 to 12/31/06                                  $1.273     $1.532        211
From 1/1/07 to 12/31/07                                  $1.532     $1.752        187
Templeton Global Asset Allocation Fund - Class 2
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 3/5/01* to 12/31/01                                 $1.000     $0.908        82
From 1/1/02 to 12/31/02                                  $0.908     $0.860        85
From 1/1/03 to 12/31/03                                  $0.860     $1.124        55
From 1/1/04 to 12/31/04                                  $1.124     $1.290        37
From 1/1/05 to 12/31/05                                  $1.290     $1.323        37
From 1/1/06 to 12/31/06                                  $1.323     $1.588        36
From 1/1/07 to 12/31/07                                  $1.588     $1.732        35
Templeton Growth Securities Fund - Class 2
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 4/16/01* to 12/31/01                                $1.000     $1.015        38
From 1/1/02 to 12/31/02                                  $1.015     $0.819        82
From 1/1/03 to 12/31/03                                  $0.819     $1.073        87
From 1/1/04 to 12/31/04                                  $1.073     $1.234        85
From 1/1/05 to 12/31/05                                  $1.234     $1.331        111
From 1/1/06 to 12/31/06                                  $1.331     $1.607        153
From 1/1/07 to 12/31/07                                  $1.607     $1.630        138
Wanger International Select
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 4/12/01* to 12/31/01                                $1.000     $0.899        20
From 1/1/02 to 12/31/02                                  $0.899     $0.755        40
From 1/1/03 to 12/31/03                                  $0.755     $1.057        45
From 1/1/04 to 12/31/04                                  $1.057     $1.302        33
From 1/1/05 to 12/31/05                                  $1.302     $1.502        43
From 1/1/06 to 12/31/06                                  $1.502     $2.025        52
From 1/1/07 to 12/31/07                                  $2.025     $2.443        33
Wanger International Small Cap
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 1/30/01* to 12/31/01                                $1.000     $0.763        213
From 1/1/02 to 12/31/02                                  $0.763     $0.652        354
From 1/1/03 to 12/31/03                                  $0.652     $0.961        324
From 1/1/04 to 12/31/04                                  $0.961     $1.241        303
From 1/1/05 to 12/31/05                                  $1.241     $1.495        291
From 1/1/06 to 12/31/06                                  $1.495     $2.032        245
From 1/1/07 to 12/31/07                                  $2.032     $2.342        310



*Date investment option began operations.

                                                    Investment Investment
                                                      Option     Option       Units
                                                    Unit Value Unit Value Outstanding at
                                                    Beginning     End     End of Period
                 Investment Option                  of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------
Wanger Select
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 3/27/01* to 12/31/01                             $1.000     $1.157        12
From 1/1/02 to 12/31/02                               $1.157     $1.060        26
From 1/1/03 to 12/31/03                               $1.060     $1.373        30
From 1/1/04 to 12/31/04                               $1.373     $1.623        37
From 1/1/05 to 12/31/05                               $1.623     $1.777        37
From 1/1/06 to 12/31/06                               $1.777     $2.108        34
From 1/1/07 to 12/31/07                               $2.108     $2.285        15
Wanger U.S. Smaller Companies
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/30/01* to 12/31/01                             $1.000     $1.084        212
From 1/1/02 to 12/31/02                               $1.084     $0.894        482
From 1/1/03 to 12/31/03                               $0.984     $1.268        479
From 1/1/04 to 12/31/04                               $1.268     $1.487        44
From 1/1/05 to 12/31/05                               $1.487     $1.640        431
From 1/1/06 to 12/31/06                               $1.640     $1.753        370
From 1/1/07 to 12/31/07                               $1.753     $1.831        334

Contracts with Death Benefit Option 2
                                                    Investment Investment
                                                      Option     Option       Units
                                                    Unit Value Unit Value Outstanding at
                                                    Beginning     End     End of Period
                 Investment Option                  of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 5/30/01* to 12/31/01                             $1.000     $0.939        58
From 1/1/02 to 12/31/02                               $0.939     $0.653        155
From 1/1/03 to 12/31/03                               $0.653     $0.836        128
From 1/1/04 to 12/31/04                               $0.836     $0.880        126
From 1/1/05 to 12/31/05                               $0.880     $0.946        120
From 1/1/06 to 12/31/06                               $0.946     $0.993        131
From 1/1/07 to 12/31/07                               $0.993     $1.098        45
AIM V.I. Core Equity Fund - Class I
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 4/21/06* to 12/31/06                             $1.000     $1.087        73
From 1/1/07 to 12/31/07                               $1.087     $1.160        61
AIM V.I. Mid Cap Core Equity Fund - Class I
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                              $1.000     $1.016        128
From 1/1/05 to 12/31/05                               $1.016     $1.080        127
From 1/1/06 to 12/31/06                               $1.080     $1.187        107
From 1/1/07 to 12/31/07                               $1.187     $1.284        53
Alger American Leveraged AllCap Portfolio - Class O
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 2/22/01* to 12/31/01                             $1.000     $0.889        12
From 1/1/02 to 12/31/02                               $0.889     $0.599        171
From 1/1/03 to 12/31/03                               $0.599     $0.798        290
From 1/1/04 to 12/31/04                               $0.798     $0.852        199
From 1/1/05 to 12/31/05                               $0.852     $0.963        199
From 1/1/06 to 12/31/06                               $0.963     $1.134        163
From 1/1/07 to 12/31/07                               $1.134     $1.496        147



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         DWS Equity 500 Index Fund VIP - Class A
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/19/02* to 12/31/02   $1.000     $0.816        21
         From 1/1/03 to 12/31/03     $0.816     $1.033        34
         From 1/1/04 to 12/31/04     $1.033     $1.128        335
         From 1/1/05 to 12/31/05     $1.128     $1.166        293
         From 1/1/06 to 12/31/06     $1.166     $1.330        93
         From 1/1/07 to 12/31/07     $1.330     $1.383        44
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/2/01* to 12/31/01    $1.000     $1.037        233
         From 1/1/02 to 12/31/02     $1.037     $1.116        742
         From 1/1/03 to 12/31/03     $1.116     $1.129        728
         From 1/1/04 to 12/31/04     $1.129     $1.155        638
         From 1/1/05 to 12/31/05     $1.155     $1.163        515
         From 1/1/06 to 12/31/06     $1.163     $1.196        639
         From 1/1/07 to 12/31/07     $1.196     $1.256        449
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/4/01* to 12/31/01    $1.000     $0.976        67
         From 1/1/02 to 12/31/02     $0.976     $0.977        122
         From 1/1/03 to 12/31/03     $0.977     $1.178        113
         From 1/1/04 to 12/31/04     $1.178     $1.286        100
         From 1/1/05 to 12/31/05     $1.286     $1.303        125
         From 1/1/06 to 12/31/06     $1.303     $1.426        122
         From 1/1/07 to 12/31/07     $1.426     $1.457        62
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/27/01* to 12/31/01   $1.000     $0.937        83
         From 1/1/02 to 12/31/02     $0.937     $0.838        165
         From 1/1/03 to 12/31/03     $0.838     $1.063        184
         From 1/1/04 to 12/31/04     $1.063     $1.210        258
         From 1/1/05 to 12/31/05     $1.210     $1.397        374
         From 1/1/06 to 12/31/06     $1.397     $1.539        393
         From 1/1/07 to 12/31/07     $1.539     $1.786        398
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/9/01* to 12/31/01    $1.000     $0.916        39
         From 1/1/02 to 12/31/02     $0.916     $0.707        76
         From 1/1/03 to 12/31/03     $0.707     $0.905        78
         From 1/1/04 to 12/31/04     $0.905     $0.957        78
         From 1/1/05 to 12/31/05     $0.957     $1.028        74
         From 1/1/06 to 12/31/06     $1.028     $1.069        78
         From 1/1/07 to 12/31/07     $1.069     $1.299        42
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/1/01* to 12/31/01    $1.000     $0.789        44
         From 1/1/02 to 12/31/02     $0.789     $0.544        143
         From 1/1/03 to 12/31/03     $0.544     $0.713        158
         From 1/1/04 to 12/31/04     $0.713     $0.727        174
         From 1/1/05 to 12/31/05     $0.727     $0.759        148
         From 1/1/06 to 12/31/06     $0.759     $0.800        111
         From 1/1/07 to 12/31/07     $0.800     $1.002        84



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.111         8
         From 1/1/07 to 12/31/07     $1.111     $1.138         8
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.093        26
         From 1/1/06 to 12/31/06     $1.093     $1.253        25
         From 1/1/07 to 12/31/07     $1.253     $1.148        25
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/21/05* to 12/31/05   $0.989     $1.022        37
         From 1/1/06 to 12/31/06     $1.022     $1.103        40
         From 1/1/07 to 12/31/07     $1.103     $1.157        30
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/15/05* to 12/31/05   $0.968     $1.049        58
         From 1/1/06 to 12/31/06     $1.049     $1.215        99
         From 1/1/07 to 12/31/07     $1.215     $1.241        59
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/21/05* to 12/31/05   $0.968     $1.082        44
         From 1/1/06 to 12/31/06     $1.082     $1.199        43
         From 1/1/07 to 12/31/07     $1.199     $1.241        59
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/20/01* to 12/31/01   $1.000     $0.997        30
         From 1/1/02 to 12/31/02     $0.997     $0.868        60
         From 1/1/03 to 12/31/03     $0.868     $1.073        90
         From 1/1/04 to 12/31/04     $1.073     $1.193        110
         From 1/1/05 to 12/31/05     $1.193     $1.302        165
         From 1/1/06 to 12/31/06     $1.302     $1.523        173
         From 1/1/07 to 12/31/07     $1.523     $1.556        124
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06 to 12/31/06    $1.000     $1.056         8
         From 1/1/07 to 12/31/07     $1.056     $1.117         8
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.120     $1.114         1
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/13/01* to 12/31/01   $1.000     $0.700       1,157
         From 1/1/02 to 12/31/02     $0.700     $0.519       2,014
         From 1/1/03 to 12/31/03     $0.519     $0.649       1,998
         From 1/1/04 to 12/31/04     $0.649     $0.673       1,856
         From 1/1/05 to 12/31/05     $0.673     $0.689       1,508
         From 1/1/06 to 12/31/06     $0.689     $0.702       1,560
         From 1/1/07 to 12/31/07     $0.702     $0.768       1,220



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/15/01* to 12/31/01   $1.000     $0.900        460
         From 1/1/02 to 12/31/02     $0.900     $0.688        730
         From 1/1/03 to 12/31/03     $0.688     $0.866        553
         From 1/1/04 to 12/31/04     $0.866     $0.945        577
         From 1/1/05 to 12/31/05     $0.945     $0.978        466
         From 1/1/06 to 12/31/06     $0.978     $1.132        574
         From 1/1/07 to 12/31/07     $1.132     $1.192        416
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/27/01* to 12/31/01   $1.000     $0.725        507
         From 1/1/02 to 12/31/02     $0.725     $0.523        443
         From 1/1/03 to 12/31/03     $0.523     $0.665        463
         From 1/1/04 to 12/31/04     $0.665     $0.701        434
         From 1/1/05 to 12/31/05     $0.701     $0.721        425
         From 1/1/06 to 12/31/06     $0.721     $0.741        719
         From 1/1/07 to 12/31/07     $0.741     $0.892        535
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/19/01* to 12/31/01   $1.000     $1.014       1,090
         From 1/1/02 to 12/31/02     $1.014     $1.016        788
         From 1/1/03 to 12/31/03     $1.016     $1.010        409
         From 1/1/04 to 12/31/04     $1.010     $1.005        308
         From 1/1/05 to 12/31/05     $1.005     $1.018        278
         From 1/1/06 to 12/31/06     $1.018     $1.050        422
         From 1/1/07 to 12/31/07     $1.050     $1.087        165
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/5/01* to 12/31/01    $1.000     $1.006        230
         From 1/1/02 to 12/31/02     $1.006     $1.093        541
         From 1/1/03 to 12/31/03     $1.093     $1.237        554
         From 1/1/04 to 12/31/04     $1.237     $1.305        596
         From 1/1/05 to 12/31/05     $1.305     $1.311        541
         From 1/1/06 to 12/31/06     $1.311     $1.384        566
         From 1/1/07 to 12/31/07     $1.384     $1.417        498
         Phoenix Multi-Sector Short Term Bond Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/04* to 12/31/04    $1.000     $1.063        102
         From 1/1/05 to 12/31/05     $1.063     $1.064        106
         From 1/1/06 to 12/31/06     $1.064     $1.111        98
         From 1/1/07 to 12/31/07     $1.111     $1.141        84
         Phoenix Strategic Allocation Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/28/01* to 12/31/01   $1.000     $1.046        446
         From 1/1/02 to 12/31/02     $1.046     $0.913       1,448
         From 1/1/03 to 12/31/03     $0.913     $1.081       1,551
         From 1/1/04 to 12/31/04     $1.081     $1.147       1,507
         From 1/1/05 to 12/31/05     $1.147     $1.153       1,357
         From 1/1/06 to 12/31/06     $1.153     $1.283       1,117
         From 1/1/07 to 12/31/07     $1.283     $1.343        874



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix-Aberdeen International Series
         -------------------------------------------------------------
         --------------------------------------------------------------
         From 3/5/01* to 12/31/01    $1.000     $0.809        180
         From 1/1/02 to 12/31/02     $0.809     $0.681        343
         From 1/1/03 to 12/31/03     $0.681     $0.886        396
         From 1/1/04 to 12/31/04     $0.886     $1.057        505
         From 1/1/05 to 12/31/05     $1.057     $1.238        458
         From 1/1/06 to 12/31/06     $1.238     $1.557        419
         From 1/1/07 to 12/31/07     $1.557     $1.767        287
         Phoenix-Alger Small-Cap Growth Series
         -------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/04* to 12/31/04    $1.000     $1.533         1
         From 1/1/05 to 12/31/05     $1.533     $1.751         1
         From 1/1/06 to 12/31/06     $1.751     $2.065        167
         From 1/1/07 to 12/31/07     $2.065     $2.368        67
         Phoenix-Duff & Phelps Real Estate Securities Series
         -------------------------------------------------------------
         --------------------------------------------------------------
         From 5/2/01* to 12/31/01    $1.000     $1.081        110
         From 1/1/02 to 12/31/02     $1.081     $1.197        192
         From 1/1/03 to 12/31/03     $1.197     $1.634        183
         From 1/1/04 to 12/31/04     $1.634     $2.174        196
         From 1/1/05 to 12/31/05     $2.174     $2.471        175
         From 1/1/06 to 12/31/06     $2.471     $3.344        188
         From 1/1/07 to 12/31/07     $3.344     $2.784        147
         Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
         -------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.257     $1.192        100
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
         -------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.076         2
         From 1/1/07 to 12/31/07     $1.076     $1.158         0
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         -------------------------------------------------------------
         --------------------------------------------------------------
         From 2/1/01* to 12/31/01    $1.000     $1.177        315
         From 1/1/02 to 12/31/02     $1.177     $1.063        437
         From 1/1/03 to 12/31/03     $1.063     $1.479        306
         From 1/1/04 to 12/31/04     $1.479     $1.759        345
         From 1/1/05 to 12/31/05     $1.759     $1.871        359
         From 1/1/06 to 12/31/06     $1.871     $2.124        326
         From 1/1/07 to 12/31/07     $2.124     $2.139        229
         Phoenix-Sanford Bernstein Small-Cap Value Series
         -------------------------------------------------------------
         --------------------------------------------------------------
         From 4/1/01* to 12/31/01    $1.000     $1.170        238
         From 1/1/02 to 12/31/02     $1.170     $1.057        347
         From 1/1/03 to 12/31/03     $1.057     $1.502        276
         From 1/1/04 to 12/31/04     $1.502     $1.819        244
         From 1/1/05 to 12/31/05     $1.819     $1.931        238
         From 1/1/06 to 12/31/06     $1.931     $2.226        199
         From 1/1/07 to 12/31/07     $2.226     $2.152        131



*Date investment option began operations.

                                     Investment Investment
                                       Option     Option       Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
             Investment Option       of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/31/01* to 12/31/01     $1.000     $0.842        399
         From 1/1/02 to 12/31/02       $0.842     $0.649        927
         From 1/1/03 to 12/31/03       $0.649     $0.794        898
         From 1/1/04 to 12/31/04       $0.794     $0.885        884
         From 1/1/05 to 12/31/05       $0.885     $0.922        686
         From 1/1/06 to 12/31/06       $0.922     $1.101        508
         From 1/1/07 to 12/31/07       $1.101     $1.063        473
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 2/1/01* to 12/31/01      $1.000     $0.833        61
         From 1/1/02 to 12/31/02       $0.833     $0.628        91
         From 1/1/03 to 12/31/03       $0.628     $0.782        91
         From 1/1/04 to 12/31/04       $0.782     $0.849        90
         From 1/1/05 to 12/31/05       $0.849     $0.869        68
         From 1/1/06 to 12/31/06       $0.869     $0.980        505
         From 1/1/07 to 12/31/07       $0.980     $1.015        356
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.112     $1.158        15
         PIMCO VIT Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06 to 12/31/06      $1.000     $1.033        18
         From 1/1/07 to 12/31/07       $1.033     $1.108        18
         Rydex Variable Trust Inverse Government Long Bond Strategy Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 8/1/03* to 12/31/03      $1.000     $1.052        18
         From 1/1/04 to 12/31/04       $1.052     $0.928        18
         From 1/1/05 to 12/31/05       $0.928     $0.868        18
         From 1/1/06 to 12/31/06       $0.868     $0.927        80
         From 1/1/07 to 12/31/07       $0.927     $0.874        74
         Rydex Variable Trust Sector Rotation Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 11/3/05* to 12/31/05     $1.375     $1.415         9
         From 1/1/06 to 12/31/06       $1.415     $1.557         9
         From 1/1/07 to 12/31/07       $1.557     $1.887         9
         Templeton Developing Markets Securities Fund - Class 2
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/2/01* to 12/31/01      $1.000     $0.944        14
         From 1/1/02 to 12/31/02       $0.944     $0.931        18
         From 1/1/03 to 12/31/03       $0.931     $1.406        17
         From 1/1/04 to 12/31/04       $1.406     $1.732        16
         From 1/1/05 to 12/31/05       $1.732     $2.180        15
         From 1/1/06 to 12/31/06       $2.180     $2.757        14
         From 1/1/07 to 12/31/07       $2.757     $3.506        32
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 3/2/01* to 12/31/01      $1.000     $0.850        71
         From 1/1/02 to 12/31/02       $0.850     $0.684        128
         From 1/1/03 to 12/31/03       $0.684     $0.893        130
         From 1/1/04 to 12/31/04       $0.893     $1.045        117
         From 1/1/05 to 12/31/05       $1.045     $1.137        132
         From 1/1/06 to 12/31/06       $1.137     $1.364        128
         From 1/1/07 to 12/31/07       $1.364     $1.555        78



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Templeton Global Asset Allocation Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/2/01* to 12/31/01   $1.000     $0.676         8
         From 1/1/02 to 12/31/02     $0.676     $0.904        22
         From 1/1/03 to 12/31/03     $0.904     $1.777        22
         From 1/1/04 to 12/31/04     $1.777     $1.346        22
         From 1/1/05 to 12/31/05     $1.346     $1.376        22
         From 1/1/06 to 12/31/06     $1.376     $1.646        22
         From 1/1/07 to 12/31/07     $1.646     $1.788        14
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/22/01* to 12/31/01   $1.000     $0.983        33
         From 1/1/02 to 12/31/02     $0.983     $0.791        70
         From 1/1/03 to 12/31/03     $0.791     $1.032        94
         From 1/1/04 to 12/31/04     $1.032     $1.182        116
         From 1/1/05 to 12/31/05     $1.182     $1.271        119
         From 1/1/06 to 12/31/06     $1.271     $1.529        121
         From 1/1/07 to 12/31/07     $1.529     $1.545        109
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/26/01* to 12/31/01   $1.000     $0.902        65
         From 1/1/02 to 12/31/02     $0.902     $0.755        84
         From 1/1/03 to 12/31/03     $0.755     $1.052        77
         From 1/1/04 to 12/31/04     $1.052     $1.292        79
         From 1/1/05 to 12/31/05     $1.292     $1.486        88
         From 1/1/06 to 12/31/06     $1.486     $1.995        74
         From 1/1/07 to 12/31/07     $1.995     $2.400        71
         Wanger International Small Cap
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/22/01* to 12/31/01   $1.000     $0.787        145
         From 1/1/02 to 12/31/02     $0.787     $0.670        327
         From 1/1/03 to 12/31/03     $0.670     $0.985        326
         From 1/1/04 to 12/31/04     $0.985     $1.267        357
         From 1/1/05 to 12/31/05     $1.267     $1.521        452
         From 1/1/06 to 12/31/06     $1.521     $2.060        354
         From 1/1/07 to 12/31/07     $2.060     $2.365        289
         Wanger Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/25/01* to 12/31/01   $1.000     $1.138        11
         From 1/1/02 to 12/31/02     $1.138     $1.038        103
         From 1/1/03 to 12/31/03     $1.038     $1.340        97
         From 1/1/04 to 12/31/04     $1.340     $1.579        108
         From 1/1/05 to 12/31/05     $1.579     $1.723        129
         From 1/1/06 to 12/31/06     $1.723     $2.037        106
         From 1/1/07 to 12/31/07     $2.037     $2.200        101
         Wanger U.S. Smaller Companies
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/22/01* to 12/31/01   $1.000     $1.098        264
         From 1/1/02 to 12/31/02     $1.098     $0.902        667
         From 1/1/03 to 12/31/03     $0.902     $1.275        765
         From 1/1/04 to 12/31/04     $1.275     $1.490        663
         From 1/1/05 to 12/31/05     $1.490     $1.637        593
         From 1/1/06 to 12/31/06     $1.637     $1.744        506
         From 1/1/07 to 12/31/07     $1.744     $1.815        424



*Date investment option began operations.

                                                                    (Version D)



                           Phoenix Spectrum Edge(R)
                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix-Alger Small-Cap Growth
    Strategy Portfolio                     Series
 .  AllianceBernstein Wealth            .  Phoenix-Duff & Phelps Real Estate
    Appreciation Strategy Portfolio        Securities Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Dynamic Asset Allocation
 Class A                                   Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix-Sanford Bernstein Mid-Cap
 Fidelity(R) Variable Insurance            Value Series
 Products - Service Class               .  Phoenix-Sanford Bernstein
 .  Fidelity VIP Contrafund(R)             Small-Cap Value Series
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
 .  Fidelity VIP Investment Grade Bond  Advisor Class
    Portfolio                           .  PIMCO VIT CommodityRealReturn/TM/
 Franklin Templeton Variable Insurance     Strategy Portfolio
 Products Trust - Class 2               .  PIMCO VIT Real Return Portfolio
 .  Franklin Flex Cap Growth            .  PIMCO VIT Total Return Portfolio
    Securities Fund                     The Rydex Variable Trust
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Inverse
 .  Mutual Shares Securities Fund          Government Long Bond Strategy
 .  Templeton Developing Markets           Fund /1/
    Securities Fund                     .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Sector
 .  Templeton Global Asset Allocation      Rotation Fund /1/
    Fund /2/                            Sentinel Variable Products Trust
 .  Templeton Growth Securities Fund    .  Sentinel Variable Products
 Lazard Retirement Series - Service        Balanced Fund
 Shares                                 .  Sentinel Variable Products Bond
 .  Lazard Retirement Small Cap            Fund
    Portfolio /1/                       .  Sentinel Variable Products Common
 Lord Abbett Series Fund, Inc. - Class     Stock Fund
 VC                                     .  Sentinel Variable Products Mid Cap
 .  Lord Abbett Bond-Debenture             Growth Fund
    Portfolio                           .  Sentinel Variable Products Small
 .  Lord Abbett Growth and Income          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 .  Lord Abbett Mid-Cap Value Portfolio Pinnacle Series
 Neuberger Berman Advisers Management   .  Summit S&P MidCap 400 Index
 Trust - Class S                           Portfolio
 .  Neuberger Berman AMT Small Cap      The Universal Institutional Funds,
    Growth Portfolio                    Inc. - Class II Shares
 .  Neuberger Berman AMT Guardian       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 Oppenheimer Variable Account Funds -   Wanger Advisors Trust
 Service Shares                         .  Wanger International Select
 .  Oppenheimer Capital Appreciation    .  Wanger International Small Cap/ 3/
    Fund/VA                             .  Wanger Select
 .  Oppenheimer Global Securities       .  Wanger U.S. Smaller Companies/ 4/
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
      October 29, 2001. /3 /Effective June 1, 2008, to be known as Wanger International. /4/Effective June 1, 2008, to be known as Wanger USA. See
                    Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

       [GRAPHIC]                              [GRAPHIC]
                 Phoenix Life Insurance
                 Company                                Tel. 800/541-0171
                 Annuity Operations Division
                 PO Box 8027
                 Boston, MA 02266-8027

                               TABLE OF CONTENTS

Heading                                                      Page
-----------------------------------------------------------------

Glossary of Special Terms...................................    3
Summary of Expenses.........................................    4
Contract Summary............................................    7
Financial Highlights........................................    9
Financial Statements........................................    9
Performance History.........................................    9
The Variable Accumulation Annuity...........................    9
Phoenix and the Separate Account............................    9
The Variable Investment Options.............................   10
  Administrative, Marketing and Support Service Fees........   10
GIA.........................................................   11
Deductions and Charges......................................   11
  Annual Administrative Charge..............................   11
  Daily Administrative Fee..................................   12
  Guaranteed Minimum Accumulation Benefit Fee...............   12
  Guaranteed Minimum Income Benefit Rider Fee...............   12
  Mortality and Expense Risk Fee............................   12
  Tax.......................................................   13
  Transfer Charge...........................................   13
  Reduced Fees, Credits and Excess Interest for
   Eligible Groups..........................................   13
  Other Charges.............................................   14
The Accumulation Period.....................................   14
  Accumulation Units........................................   14
  Accumulation Unit Values..................................   14
  Purchase of Contracts.....................................   14
  Additional Programs.......................................   15
  Optional Benefits.........................................   17
  Surrender of Contract and Withdrawals.....................   20
  Contract Termination......................................   20
  Payment Upon Death Before Maturity Date...................   20
Internet, Interactive Voice Response and Telephone Transfers   22
Market Timing and Other Disruptive Trading..................   23
The Annuity Period..........................................   24
  Annuity Payments..........................................   24
  Annuity Payment Options...................................   25
  Other Conditions..........................................   26
  Payment Upon Death After Maturity Date....................   27


Heading                                               Page

Variable Account Valuation Procedures................   27
 Valuation Date......................................   27
 Valuation Period....................................   27
 Accumulation Unit Value.............................   27
 Net Investment Factor...............................   27
Miscellaneous Provisions.............................   27
 Assignment..........................................   27
 Death Benefit.......................................   28
 Payment Deferral....................................   28
 Free Look Period....................................   28
 Amendments to Contracts.............................   28
 Substitution of Fund Shares.........................   28
 Ownership of the Contract...........................   28
 Inherited/Stretch Annuity...........................   28
Federal Income Taxes.................................   29
 Introduction........................................   29
 Income Tax Status...................................   30
 Taxation of Annuities in General--Nonqualified Plans   30
 Additional Considerations...........................   31
 Owner Control.......................................   32
 Diversification Standards...........................   32
 Taxation of Annuities in General--Qualified Plans...   32
Sales of Variable Accumulation Contracts.............   36
Servicing Agent......................................   37
State Regulation.....................................   37
Reports..............................................   37
Voting Rights........................................   38
Texas Optional Retirement Program....................   38
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.......   38
SAI Table of Contents................................   39
APPENDIX A--Investment Options.......................  A-1
APPENDIX B--Deductions for Taxes.....................  B-1
APPENDIX C--Financial Highlights.....................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.


Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.


Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.


Contract value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.


Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.


Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


Maturity date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95/th/ birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

Minimum Guaranteed Interest Rate: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

..  Nonqualified plans--$5,000
..  Bank draft program--$50
..  Qualified plans--$2,000

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.

Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage
  of amount surrendered:
     Age of Premium Payment in Complete Years 0..... 7%
     Age of Premium Payment in Complete Years 1..... 6%
     Age of Premium Payment in Complete Years 2..... 5%   This table describes the fees and expenses that you will pay
     Age of Premium Payment in Complete Years 3..... 4%   at the time that you surrender the contract or transfer value
     Age of Premium Payment in Complete Years 4..... 3%   between the investment options. State premium taxes may
     Age of Premium Payment in Complete Years 5..... 2%   also be deducted.
     Age of Premium Payment in Complete Years 6..... 1%
     Age of Premium Payment in Complete Years 7+.... None

  Transfer Charge/1/
     Current........................................ None
     Maximum........................................ $20

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

ANNUAL ADMINISTRATIVE CHARGE
  Current/2/..................................    $35
  Maximum.....................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

  Death Benefit Option 1 - Return of Premium
  Mortality and Expense Risk Fee..............  .975%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.100% This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not
  Death Benefit Option 2 - Annual Step-up             including annual fund fees and expenses.
  Mortality and Expense Risk Fee.............. 1.125%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.250%

  Death Benefit Option 3 - Relief Amount/ 3/
  Mortality and Expense Risk Fee.............. 1.275%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.400%

/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
/3/ This death benefit option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.

                             Optional Benefit Fees

This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB or the GMIB fits your particular needs.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE/1,3/

(as a percentage of the greater of the Guaranteed Amount or Contract Value)
       Current..................................... 0.500%
       Maximum..................................... 1.000%


GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE/2,3/

(as a percentage of the Guaranteed Annuitization Value)
       Current.................... 0.600%
       Maximum.................... 1.000%
-------------------------------------------------------

/1/ The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/2/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

/3/ For current rates effective in prior periods, please contact the Annuity
    Operations Division.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



        TOTAL ANNUAL FUND OPERATING EXPENSES
                                      Minimum Maximum
                                      ------- -------
Gross Annual Fund Operating Expenses.  0.31%   3.83%
Net Annual Fund Operating Expenses/1/  0.28%   3.83%
-----------------------------------------------------


       /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
           Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,178 $2,087  $2,985   $5,363

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,193 $2,128  $3,048   $5,468

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,207 $2,168  $3,111   $5,571


If you do not surrender or do not annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $548. $1,637  $2,715   $5,363

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $563. $1,678  $2,778   $5,468

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $577. $1,718  $2,841   $5,571

/1/ This death benefit option will not be offered after May 1, 2007.



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

  For more information, see "The Variable Investment Options," and "GIA."

  You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the maturity date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.



Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Accumulation Contracts" section of this prospectus.


Investment Features

Flexible Premium Payments
.. Other than the minimum initial payment, there are no required premium payments.

..  You may make premium payments anytime until the maturity date.

..  You can vary the amount and frequency of your premium payments.

Minimum Premium Payment
.. Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

Allocation of Premiums and Contract Value

.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.

.. Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.


.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

.. For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

.. You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."


..  Withdrawals may be subject to a 10% penalty tax. For more information, see
   "Federal Income Taxes."

..  Prior to the maturity date, contract owners who have elected the Guaranteed
   Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

.. Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

..  Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before
   September 8, 2003, the fee equals 0.40% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For more information, see "Deductions and Charges."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------

.. Taxes--from the contract value upon premium payment or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

.. Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit
  The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options
  The contract currently offers three death benefit options. However, after May 1, 2007, only two death benefit options will be offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period
  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past 10 years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


  More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


Phoenix and the Separate Account
--------------------------------------------------------------------------------

  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

  Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

  On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.


  On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.


  Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


  Prior to the maturity date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.

  If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


  The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

  We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)


Guaranteed Minimum Accumulation Benefit Fee

  If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option bearing a pro rata share of such fee based on the proportionate contract value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

  If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Income Benefit Rider Fee

  If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, the fee for this rider is equal to 0.60% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted.

  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option and GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.00%. The fee percentage is locked in on the date that this rider is added to the contract.

  If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.

Mortality and Expense Risk Fee

  We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:


--------------------------------------------------------------------------------------------------
                                          Death Benefit
 Death Benefit Option 1 - Return of     Option 2 - Annual      Death Benefit Option 3 - Relief
               Premium                       Step-up                      Amount/1/
--------------------------------------------------------------------------------------------------
                .975%                        1.125%                        1.275%
--------------------------------------------------------------------------------------------------

/1/ This death benefit option will not be offered after May 1, 2007.

  Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

  No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

  The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------


  Surrender charges imposed in connection with partial withdrawals will be deducted from the investment options and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units

  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. The number of Accumulation Units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.


Purchase of Contracts
  Generally, we require minimum initial premium payments of:

..  Nonqualified plans--$5,000

..  Bank draft program--$50

  . You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available investment option or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.


..  Qualified plans--$2,000
  .  We require minimum subsequent premium payments of $100.

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment, after the five day period, while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


  Premium payments received under the contract will be allocated in any combination to any investment option or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


  For certain eligible groups we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group;

(2)the method and frequency of premium payments; and

(3)the amount of compensation to be paid to registered representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

Additional Programs
  You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB, you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

  If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


Program Required for GMAB

  If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and contract values. When you participate in a program, 100% of your premium payments and contract value will be allocated to the investment options in accordance with your selected program and option within that program.

  You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. If a program is eliminated while GMAB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.


  The following programs are currently available:


..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.


..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below.

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

  On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%


..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%


..  Phoenix-Ibbotson Strategic Asset Allocation

  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


  .  Conservative Portfolio

  .  Moderately Conservative Portfolio

  .  Moderate Portfolio

  .  Moderately Aggressive Portfolio

  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series

  The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:


  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

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

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.


  The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
  Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may, at different times, offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract value with each investment option and GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Guaranteed Minimum Accumulation Benefit ("GMAB")
  The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

  The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

  The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus
(B) minus (C), where:
   A =the contract value on the rider date.

   B =100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

  Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

Additional Amount
  If on the last day of the term:

  . the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

  . the contract value is greater than or equal to the guaranteed amount base; we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

  . the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

  . the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

  .  the date that a full surrender is made;

  . the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

  .  the contract annuitizes; or

  .  the termination of the contract.

  If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit Rider ("GMIB")
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

  After the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 85/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 85/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 85/th/ birthday.

   D =any tax may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A--Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B--Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D--Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F--Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


                   Important Information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

..  The GMIB is only available if approved in your state and if we offer it for use with the contract.
Surrender of Contract and Withdrawals
  If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


  Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate without value, if on any valuation date the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Death of an Owner--Multiple Owners
  If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

..  Death of an Annuitant who is not the Owner

  If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Spousal Beneficiary Contract Continuance

  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner.


..  Ownership of the Contract by a Non-Natural Person

  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


What is the Death Benefit Amount?
  The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

..  Death Benefit Option 1--Return of Premium
  Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date.

..  Death Benefit Option 2--Annual Step-up
  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

  Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

     a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date; or
     c) the annual step-up amount (as defined below).

  Upon the death of the owner who has attained age 80, the death benefit is the greater of:

     a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
     b) the contract value on the claim date.

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

  Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

  Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

..  Death Benefit Option 3--Relief Amount
  The availability of this option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.

  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

  Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the contract value on the claim date plus 40% of the relief amount (as defined below).

  Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the contract value on the claim date plus 25% of the relief amount (as defined below).

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

Accumulation Enhancement
  Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

  . 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

  .  the 120 days must occur prior to the owner attaining age 91.

  The enhancement provides:

  . that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

  . that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

  . that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

  . that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

  . this benefit is separate from the relief amount that is calculated at death.

  The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

  Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

  . When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
     2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus
     3) the sum of monthly benefits (as defined below) credited to the contract value.

  . When the eldest owner on the contract date is between the ages of 70-75, the maximum relief amount equals 100% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
     2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus
     3) the sum of monthly benefits (as defined below) credited to the contract value.

  Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

  Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.


  Death benefit proceeds will be payable in a single lump sum and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


  Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.


  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.


Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.

  Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the premium payment allocation schedule of your contract.

  You may also request transfers and changes in premium payment allocations among available investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA, at any one time, cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will, to the best of our ability, apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95/th/ birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to AOD on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.


  With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.



  The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


  The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. For more information, see "Deductions and Charges." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A--Life Annuity with Specified Period
  A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B--Non-Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

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Option D--Joint and Survivor Life Annuity
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E--Installment Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G--Payments for Specified Period
  A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H--Payments of Specified Amount
  Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I--Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J--Joint Survivor Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K--Variable Annuity for a Specified Period

  A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


Option L--Variable Life Expectancy Annuity
  This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Life Annuity

  This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1)the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2)the sum of the annuity units released from the investment option to make the payments under this option.


  You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N--Variable Non-Refund Life Annuity
  A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.


  Currently, transfers between investment options are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.


Payment Upon Death After Maturity Date

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.") If there is a surviving owner, the payments continue as if there had been no death.


  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

Death Benefit
  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral
  Payment of the contract value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

  Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.



  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market investment option. When your Free Look Period expires we allocate the contract value among the investment options and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or "Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

..  No additional contributions may be made.

.. Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

.. Only the Return of Premium death benefit is available to a beneficiary who "stretches" an annuity.

.. Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.

.. We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

.. With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70-1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.



.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans

  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases the increase in value may be subject to tax currently, see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract
Maturity Date

  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract
Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners can not make this election.

Penalty Tax on Certain Surrenders and Withdrawals-- Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code

Section 130(d)); (vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Taxation of Annuities in General--Qualified Plans--Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

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

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans.


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


Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS.


  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans, including Section 403(b) Contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.


  Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer (Phoenix) to monitor compliance with these requirements.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to Phoenix.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed on IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans
  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax.

  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed.


  The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner and
(i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and
(f) above do not apply in the case of an IRA. The exception stated in item
(c) applies to an IRA without the requirement that there be a separation from service.


  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.

  This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death

RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or
NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.


  These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.


  Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, CUSO Financial Services, Sammons Securities, and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.


  We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated before, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in a investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.--Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.

  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171

APPENDIX A - Investment Options

--------------------------------------------------------------------------------



                    Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund                Growth of capital








----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                   Growth of capital








----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/           Long term growth of capital








----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio     Long term capital appeciation
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy    To maximize total return consistent with the Adviser's
Portfolio                                         determination of reasonable risk
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Stategy Long-term growth of capital
Portfolio
----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                          Seeks to replicate, as closely as possible, before the
                                                  deduction of expenses, the performance of the
                                                  Standard & Poor's 500 Composite Stock Price Index,
                                                  which emphasizes stocks of large U.S. companies
----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                           Seeks to replicate, as closely as possible, before the
                                                  deduction of expenses, the performance of the Russell
                                                  2000(R) Index, which emphasizes stocks of small US
                                                  companies.
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II  Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                  securities
----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                High current income by investing primarily in a
                                                  professionally managed, diversified portfolio of high
                                                  yield, lower rated corporated bonds (also known as
                                                  "Junk Bonds")
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio              Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio       Capital growth
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     Capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio      As high a level of current income as is consistent with
                                                  the preservation of capital

----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund          Capital appreciation
----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                   Maximize income while maintaining prospects for
                                                  capital appreciation
----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/       Long term capital appreciation
----------------------------------------------------------------------------------------------------------



                    Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                Invesco Aim Advisors, Inc.
                                                   Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global Asset
                                                   Management (N.A.), Inc.; Invesco Institutional
                                                   (N.A.), Inc.; Invesco Senior Secured Management,
                                                   Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset Management
                                                   (Japan) Limited; Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                   Invesco Aim Advisors, Inc.
                                                   Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global Asset
                                                   Management (N.A.), Inc.; Invesco Institutional
                                                   (N.A.), Inc.; Invesco Senior Secured Management,
                                                   Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset Management
                                                   (Japan) Limited; Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/           Invesco Aim Advisors, Inc.
                                                   Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global Asset
                                                   Management (N.A.), Inc.; Invesco Institutional
                                                   (N.A.), Inc.; Invesco Senior Secured Management,
                                                   Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset Management
                                                   (Japan) Limited; Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio     Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Stategy AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                          Deutsche Asset Management Americas Inc.
                                                   Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                           Deutsche Asset Management Americas Inc.
                                                   Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II  Federated Investment Management Company


---------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                Federated Investment Management Company



---------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio              Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio       Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio      Fidelity Management and Research Company
                                                   Subadvisor: Fidelity Investments Money
                                                    Management, Inc.
---------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund          Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                   Franklin Advisers, Inc.

---------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/       Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------


                      Fund Name                                         Investment Objective
Lord Abbett Bond-Debenture Portfolio                  High current income and the opportunity for capital
                                                      appreciation to produce a high total return
---------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Long-term growth of capital and income without
                                                      excessive fluctuations in market value
---------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Capital appreciation through investments, primarily in
                                                      equity securities which are believed to be undervalued
                                                      in the marketplace
---------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Capital appreciation with income as a secondary goal
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Long term growth of capital; current income is a
                                                      secondary goal
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              Capital appreciation by investing in securities of well-
                                                      known, established companies
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 Long-term capital appreciation by investing in
                                                      securities of foreign insurers, "growth-type"
                                                      companies, cyclical industries and special situations
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             Capital appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Intermediate and long-term capital appreciation with
                                                      income as a secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Dividend growth, current income and capital
                                                      appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Capital appreciation

---------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           As high a level of current income as is consistent with
                                                      the preservation of capital and maintenance of liquidity
---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Long-term total return

---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           High current income while attempting to limit changes
                                                      in the series' net asset value per share caused by
                                                      interest rate changes
---------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   High total return consistent with prudent investment
                                                      risk


---------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 High total return consistent with reasonable risk

---------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Long-term capital growth

---------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Capital appreciation and income with approximately
                                                      equal emphasis

---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Long-term capital growth
Aggressive Growth/ 3/
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 3/   Long-term capital growth with current income as a
                                                      secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate/ 3/ Current income with capital growth as a secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Long-term capital growth and current income with a
Growth/ 3/                                            greater emphasis on capital growth
---------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Long-term capital appreciation with current income as
                                                      a secondary investment objective
---------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      Long-term capital appreciation by investing primarily
                                                      in small-capitalization stocks that appear to be
                                                      undervalued with current income as a secondary
                                                      investment objective
---------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    Long-term capital appreciation with current income as
                                                      a secondary consideration

---------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series            High total return


---------------------------------------------------------------------------------------------------------------



                      Fund Name                                   Investment Advisor / Subadvisor
Lord Abbett Bond-Debenture Portfolio                  Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Lord, Abbett & Co. LLC


--------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Franklin Mutual Advisers, LLC
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano                Subadvisor: Neuberger Berman, LLC
Portfolio)
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Neuberger Berman Management Inc.
                                                       Subadvisor: Neuberger Berman, LLC
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              OppenheimerFunds, Inc.

--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 OppenheimerFunds, Inc.


--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Harris Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Phoenix Investment Counsel, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Neuberger Berman Management, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.

--------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   Phoenix Variable Advisors, Inc.
                                                       Subadvisors: Goodwin Capital Advisers, Inc.
                                                       (fixed income portion) Phoenix Investment Counsel, Inc.
                                                       (equity portion)
--------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Aberdeen Asset Management Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Duff & Phelps Investment
                                                        Management Company
--------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth/ 3/                                  Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 3/   Phoenix Variable Advisors, Inc. Limited Services
                                                       Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate/ 3/ Phoenix Variable Advisors, Inc. Limited Services
                                                       Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Phoenix Variable Advisors, Inc. Limited Services
Growth/ 3/                                             Subadvisor: Ibbotson Associates, Inc.
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Phoenix Variable Advisors, Inc.
                                                       Subadvisor: AllianceBernstein L.P.
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                       Subadvisor: AllianceBernstein L.P.


--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Morgan Stanley Investment
                                                        Management Inc., d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series            Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Morgan Stanley Investment
                                                        Management Inc., d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1,3/                         to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2,3/     High total return
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1,3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2,3/     Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------


/1/ This fund is closed to new investment on May 1, 2006.
/2/ This fund is closed to new investment on October 29, 2001.
/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
/4 /Effective June 1, 2008, to be known as Wanger International
/5/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified Qualified
-----                       --------------- ------------- ------------ ---------
California.................                       X           2.35%      0.50%

Florida....................                       X           1.00       1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/    0.04

West Virginia..............                       X           1.00       1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available investment options. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts



                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         AIM V.I. Capital Appreciation Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/3/02* to 12/31/02    $1.000     $0.774         7
         From 1/1/03 to 12/31/03     $0.774     $0.992        50
         From 1/1/04 to 12/31/04     $0.992     $1.046        112
         From 1/1/05 to 12/31/05     $1.046     $1.126        214
         From 1/1/06 to 12/31/06     $1.126     $1.184        253
         From 1/1/07 to 12/31/07     $1.184     $1.311        251
         AIM V.I. Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/21/06* to 12/31/06   $1.000     $1.088        73
         From 1/1/07 to 12/31/07     $1.088     $1.163        75
         AIM V.I. Mid Cap Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $1.000     $0.863         2
         From 1/1/03 to 12/31/03     $0.863     $1.094         7
         From 1/1/04 to 12/31/04     $1.094     $1.017        35
         From 1/1/05 to 12/31/05     $1.017     $1.082        42
         From 1/1/06 to 12/31/06     $1.082     $1.190        33
         From 1/1/07 to 12/31/07     $1.190     $1.290        25
         Alger American Leveraged AllCap Portfolio - Class O
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/14/02* to 12/31/02   $1.000     $0.702         9
         From 1/1/03 to 12/31/03     $0.702     $0.936        55
         From 1/1/04 to 12/31/04     $0.936     $1.001        104
         From 1/1/05 to 12/31/05     $1.001     $1.133        107
         From 1/1/06 to 12/31/06     $1.133     $1.337        92
         From 1/1/07 to 12/31/07     $1.337     $1.765        83
         DWS Equity 500 Index Fund VIP - Class A
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $1.000     $0.780         7
         From 1/1/03 to 12/31/03     $0.780     $0.988        66
         From 1/1/04 to 12/31/04     $0.988     $1.081        146
         From 1/1/05 to 12/31/05     $1.081     $1.119        308
         From 1/1/06 to 12/31/06     $1.119     $1.278        426
         From 1/1/07 to 12/31/07     $1.278     $1.331        435
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $1.000     $1.065        176
         From 1/1/03 to 12/31/03     $1.065     $1.072        681
         From 1/1/04 to 12/31/04     $1.072     $1.104       1,086
         From 1/1/05 to 12/31/05     $1.104     $1.114       1,533



*Date investment option began operations.

                                                             Investment Investment
                                                               Option     Option       Units
                                                             Unit Value Unit Value Outstanding at
                                                             Beginning     End     End of Period
                     Investment Option                       of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                                        $1.114     $1.148       1,813
From 1/1/07 to 12/31/07                                        $1.148     $1.207       1,508
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 9/3/02* to 12/31/02                                       $1.000     $0.998        12
From 1/1/03 to 12/31/03                                        $0.998     $1.206        90
From 1/1/04 to 12/31/04                                        $1.206     $1.318        198
From 1/1/05 to 12/31/05                                        $1.318     $1.338        236
From 1/1/06 to 12/31/06                                        $1.338     $1.467        239
From 1/1/07 to 12/31/07                                        $1.467     $1.500        124
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                       $1.000     $0.891        13
From 1/1/03 to 12/31/03                                        $0.891     $1.132        73
From 1/1/04 to 12/31/04                                        $1.132     $1.291        238
From 1/1/05 to 12/31/05                                        $1.291     $1.492        450
From 1/1/06 to 12/31/06                                        $1.492     $1.647        584
From 1/1/07 to 12/31/07                                        $1.647     $1.913        577
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 7/8/03* to 12/31/03                                       $1.000     $1.011         4
From 1/1/04 to 12/31/04                                        $1.011     $1.071        22
From 1/1/05 to 12/31/05                                        $1.071     $1.153        87
From 1/1/06 to 12/31/06                                        $1.153     $1.201        139
From 1/1/07 to 12/31/07                                        $1.201     $1.461        248
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                       $1.000     $0.710        20
From 1/1/03 to 12/31/03                                        $0.710     $0.932        174
From 1/1/04 to 12/31/04                                        $0.932     $0.952        273
From 1/1/05 to 12/31/05                                        $0.952     $0.995        292
From 1/1/06 to 12/31/06                                        $0.995     $1.051        235
From 1/1/07 to 12/31/07                                        $1.051     $1.318        197
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 1/26/07* to 12/31/07                                      $1.000     $1.035        168
Franklin Income Securities Fund - Class 2
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                      $1.000     $1.112         9
From 1/1/07 to 12/31/07                                        $1.112     $1.141        96
Lazard Retirement Small Cap Portfolio
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/29/05* to 12/31/05                                      $0.979     $1.094        29
From 1/1/06 to 12/31/06                                        $1.094     $1.256        23
From 1/1/07 to 12/31/07                                        $1.256     $1.141        96
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/21/05* to 12/31/05                                      $0.978     $1.023        197
From 1/1/06 to 12/31/06                                        $1.023     $1.106        216
From 1/1/07 to 12/31/07                                        $1.106     $1.161        219
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/29/05* to 12/31/05                                      $0.980     $1.050        628
From 1/1/06 to 12/31/06                                        $1.050     $1.218        771
From 1/1/07 to 12/31/07                                        $1.218     $1.246        823



*Date investment option began operations.

                                                           Investment Investment
                                                             Option     Option       Units
                                                           Unit Value Unit Value Outstanding at
                                                           Beginning     End     End of Period
                    Investment Option                      of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 4/21/05* to 12/31/05                                    $0.968     $1.083        114
From 1/1/06 to 12/31/06                                      $1.083     $1.203        108
From 1/1/07 to 12/31/07                                      $1.203     $1.196        92
Mutual Shares Securities Fund - Class 2
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                     $1.000     $0.871         2
From 1/1/03 to 12/31/03                                      $0.871     $1.078        51
From 1/1/04 to 12/31/04                                      $1.078     $1.201        168
From 1/1/05 to 12/31/05                                      $1.201     $1.314        221
From 1/1/06 to 12/31/06                                      $1.314     $1.538        234
From 1/1/07 to 12/31/07                                      $1.538     $1.574        288
Neuberger Berman AMT Guardian Portfolio - S Class
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                    $1.000     $1.057         4
From 1/1/07 to 12/31/07                                      $1.057     $1.120        109
Oppenheimer Global Securities Fund/VA - Service Shares
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                    $1.000     $1.065        12
From 1/1/07 to 12/31/07                                      $1.065     $1.117        11
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                    $1.000     $0.999         4
From 1/1/07 to 12/31/07                                      $0.999     $0.975        54
Phoenix Capital Growth Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 6/12/02* to 12/31/02                                    $1.000     $0.784        15
From 1/1/03 to 12/31/03                                      $0.784     $0.981        41
From 1/1/04 to 12/31/04                                      $0.981     $1.019        122
From 1/1/05 to 12/31/05                                      $1.019     $1.045        80
From 1/1/06 to 12/31/06                                      $1.045     $1.067        151
From 1/1/07 to 12/31/07                                      $1.067     $1.168        136
Phoenix Growth and Income Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                     $1.000     $0.778        20
From 1/1/03 to 12/31/03                                      $0.778     $0.981        88
From 1/1/04 to 12/31/04                                      $0.981     $1.072        319
From 1/1/05 to 12/31/05                                      $1.072     $1.111        414
From 1/1/06 to 12/31/06                                      $1.111     $1.288        556
From 1/1/07 to 12/31/07                                      $1.288     $1.358        486
Phoenix Mid-Cap Growth Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 9/10/02* to 12/31/02                                    $1.000     $0.690         2
From 1/1/03 to 12/31/03                                      $0.690     $0.879         3
From 1/1/04 to 12/31/04                                      $0.879     $0.927        13
From 1/1/05 to 12/31/05                                      $0.927     $0.956        12
From 1/1/06 to 12/31/06                                      $0.956     $0.984        14
From 1/1/07 to 12/31/07                                      $0.984     $1.186        18
Phoenix Money Market Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                     $1.000     $1.002        45
From 1/1/03 to 12/31/03                                      $1.002     $0.998        36
From 1/1/04 to 12/31/04                                      $0.998     $0.995        92
From 1/1/05 to 12/31/05                                      $0.995     $1.009        280



*Date investment option began operations.

                                                    Investment Investment
                                                      Option     Option       Units
                                                    Unit Value Unit Value Outstanding at
                                                    Beginning     End     End of Period
                 Investment Option                  of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                               $1.009     $1.042        296
From 1/1/07 to 12/31/07                               $1.042     $1.081        313
Phoenix Multi-Sector Fixed Income Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 6/14/02* to 12/31/02                             $1.000     $1.075        20
From 1/1/03 to 12/31/03                               $1.075     $1.218        164
From 1/1/04 to 12/31/04                               $1.218     $1.287        382
From 1/1/05 to 12/31/05                               $1.287     $1.295        546
From 1/1/06 to 12/31/06                               $1.295     $1.369        565
From 1/1/07 to 12/31/07                               $1.369     $1.404        582
Phoenix Multi-Sector Short Term Bond Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 10/16/03* to 12/31/03                            $1.000     $1.023        12
From 1/1/04 to 12/31/04                               $1.023     $1.066        65
From 1/1/05 to 12/31/05                               $1.066     $1.068        136
From 1/1/06 to 12/31/06                               $1.068     $1.117        228
From 1/1/07 to 12/31/07                               $1.117     $1.149        240
Phoenix Strategic Allocation Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 6/12/02* to 12/31/02                             $1.000     $0.897        12
From 1/1/03 to 12/31/03                               $0.897     $1.064        23
From 1/1/04 to 12/31/04                               $1.064     $1.131        46
From 1/1/05 to 12/31/05                               $1.131     $1.138        50
From 1/1/06 to 12/31/06                               $1.138     $1.269        40
From 1/1/07 to 12/31/07                               $1.269     $1.330        45
Phoenix-Aberdeen International Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 6/12/02* to 12/31/02                             $1.000     $0.865         1
From 1/1/03 to 12/31/03                               $0.865     $1.128        23
From 1/1/04 to 12/31/04                               $1.128     $1.347        96
From 1/1/05 to 12/31/05                               $1.347     $1.580        143
From 1/1/06 to 12/31/06                               $1.580     $1.990        700
From 1/1/07 to 12/31/07                               $1.990     $2.262        774
Phoenix-Alger Small-Cap Growth Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 10/1/02* to 12/31/02                             $1.000     $1.004         1
From 1/1/03 to 12/31/03                               $1.004     $1.523        16
From 1/1/04 to 12/31/04                               $1.523     $1.539        31
From 1/1/05 to 12/31/05                               $1.539     $1.760        32
From 1/1/06 to 12/31/06                               $1.760     $2.079        77
From 1/1/07 to 12/31/07                               $2.079     $2.387        79
Phoenix-Duff & Phelps Real Estate Securities Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                              $1.000     $1.078        15
From 1/1/03 to 12/31/03                               $1.078     $1.474        68
From 1/1/04 to 12/31/04                               $1.474     $1.964        168
From 1/1/05 to 12/31/05                               $1.964     $2.236        244
From 1/1/06 to 12/31/06                               $2.236     $3.031        252
From 1/1/07 to 12/31/07                               $3.031     $2.527        244
Phoenix-S&P Dynamic Asset Allocation Series: Growth
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 2/3/06* to 12/31/06                              $1.000     $1.089        19
From 1/1/07 to 12/31/07                               $1.089     $1.167        19



*Date investment option began operations.

                                                                 Investment Investment
                                                                   Option     Option       Units
                                                                 Unit Value Unit Value Outstanding at
                                                                 Beginning     End     End of Period
                       Investment Option                         of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 2/3/06* to 12/31/06                                           $1.000     $1.077        103
From 1/1/07 to 12/31/07                                            $1.077     $1.156        99
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 6/24/02* to 12/31/02                                          $1.000     $0.855        10
From 1/1/03 to 12/31/03                                            $0.855     $1.192        54
From 1/1/04 to 12/31/04                                            $1.192     $1.420        142
From 1/1/05 to 12/31/05                                            $1.420     $1.513        233
From 1/1/06 to 12/31/06                                            $1.513     $1.719        271
From 1/1/07 to 12/31/07                                            $1.719     $1.734        307
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 6/24/02* to 12/31/02                                          $1.000     $0.861        14
From 1/1/03 to 12/31/03                                            $0.861     $1.225        50
From 1/1/04 to 12/31/04                                            $1.225     $1.486        90
From 1/1/05 to 12/31/05                                            $1.486     $1.579        112
From 1/1/06 to 12/31/06                                            $1.579     $1.824        128
From 1/1/07 to 12/31/07                                            $1.824     $1.766        153
Phoenix-Van Kampen Comstock Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 8/1/02* to 12/31/02                                           $1.000     $0.791        23
From 1/1/03 to 12/31/03                                            $0.791     $0.969        95
From 1/1/04 to 12/31/04                                            $0.969     $1.083        258
From 1/1/05 to 12/31/05                                            $1.083     $1.129        311
From 1/1/06 to 12/31/06                                            $1.129     $1.350        290
From 1/1/07 to 12/31/07                                            $1.350     $1.305        350
Phoenix-Van Kampen Equity 500 Index Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                           $1.000     $0.768         3
From 1/1/03 to 12/31/03                                            $0.768     $0.958        13
From 1/1/04 to 12/31/04                                            $0.958     $1.041        13
From 1/1/05 to 12/31/05                                            $1.041     $1.068        13
From 1/1/06 to 12/31/06                                            $1.068     $1.206        288
From 1/1/07 to 12/31/07                                            $1.206     $1.251        256
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                            $0.996     $1.160        37
PIMCO VIT Total Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                          $1.000     $1.034         9
From 1/1/07 to 12/31/07                                            $1.034     $1.111        28
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/12/05* to 12/31/05                                          $0.922     $0.872         9
From 1/1/06 to 12/31/06                                            $0.872     $0.932         9
From 1/1/07 to 12/31/07                                            $0.932     $0.880         9
Rydex Variable Trust Nova Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/12/05* to 12/31/05                                          $1.333     $1.418         6
From 1/1/06 to 12/31/06                                            $1.418     $1.673         6
From 1/1/07 to 12/31/07                                            $1.673     $1.673         6
Rydex Variable Trust Sector Rotation Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
From 12/3/03* to 12/31/03                                          $1.000     $1.154         2
From 1/1/04 to 12/31/04                                            $1.154     $1.263         2



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         From 1/1/05 to 12/31/05     $1.263     $1.421         2
         From 1/1/06 to 12/31/06     $1.421     $1.565         2
         From 1/1/07 to 12/31/07     $1.565     $1.900         1
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.021         5
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.023         6
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.006         1
         Templeton Developing Markets Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/06 to 12/31/06     $1.000     $1.069         8
         From 1/1/07 to 12/31/07     $1.069     $1.362        42
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/10/02* to 12/31/02   $1.000     $0.829        18
         From 1/1/03 to 12/31/03     $0.829     $1.084        88
         From 1/1/04 to 12/31/04     $1.084     $1.271        158
         From 1/1/05 to 12/31/05     $1.271     $1.385        212
         From 1/1/06 to 12/31/06     $1.385     $1.664        202
         From 1/1/07 to 12/31/07     $1.664     $1.900        197
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $1.000     $0.810         3
         From 1/1/03 to 12/31/03     $0.810     $1.058        74
         From 1/1/04 to 12/31/04     $1.058     $1.214        113
         From 1/1/05 to 12/31/05     $1.214     $1.308        156
         From 1/1/06 to 12/31/06     $1.308     $1.575        150
         From 1/1/07 to 12/31/07     $1.575     $1.594        177
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/1/02* to 12/31/02    $1.000     $0.890         1
         From 1/1/03 to 12/31/03     $0.890     $1.243         6
         From 1/1/04 to 12/31/04     $1.243     $1.528        22
         From 1/1/05 to 12/31/05     $1.528     $1.760        15
         From 1/1/06 to 12/31/06     $1.760     $2.367        19
         From 1/1/07 to 12/31/07     $2.367     $2.851        15
         Wanger International Small Cap
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/12/02* to 12/31/02   $1.000     $0.877        21
         From 1/1/03 to 12/31/03     $0.877     $1.292        56
         From 1/1/04 to 12/31/04     $1.292     $1.665        87
         From 1/1/05 to 12/31/05     $1.665     $2.001        146
         From 1/1/06 to 12/31/06     $2.001     $2.715        165
         From 1/1/07 to 12/31/07     $2.715     $3.123        164
         Wanger Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/1/02* to 12/31/02    $1.000     $0.942         1
         From 1/1/03 to 12/31/03     $0.942     $1.218        15
         From 1/1/04 to 12/31/04     $1.218     $1.437        39
         From 1/1/05 to 12/31/05     $1.437     $1.570        65
         From 1/1/06 to 12/31/06     $1.570     $1.859        68
         From 1/1/07 to 12/31/07     $1.859     $2.011        66



*Date investment option began operations.

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     Wanger U.S. Smaller Companies
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/12/02* to 12/31/02          $1.000     $0.839        26
     From 1/1/03 to 12/31/03            $0.839     $1.188        96
     From 1/1/04 to 12/31/04            $1.188     $1.390        221
     From 1/1/05 to 12/31/05            $1.390     $1.530        313
     From 1/1/06 to 12/31/06            $1.530     $1.632        300
     From 1/1/07 to 12/31/07            $1.632     $1.701        289

     Death Benefit Option 2 Contracts

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 9/5/02* to 12/31/02           $1.000     $0.773        35
     From 1/1/03 to 12/31/03            $0.773     $0.989        150
     From 1/1/04 to 12/31/04            $0.989     $1.042        290
     From 1/1/05 to 12/31/05            $1.042     $1.120        427
     From 1/1/06 to 12/31/06            $1.120     $1.175        633
     From 1/1/07 to 12/31/07            $1.175     $1.300        643
     AIM V.I. Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/21/06* to 12/31/06          $1.000     $1.087        198
     From 1/1/07 to 12/31/07            $1.087     $1.160        193
     AIM V.I. Mid Cap Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/20/02* to 12/31/02          $1.000     $0.861        27
     From 1/1/03 to 12/31/03            $0.861     $1.090        59
     From 1/1/04 to 12/31/04            $1.090     $1.016        104
     From 1/1/05 to 12/31/05            $1.016     $1.080        111
     From 1/1/06 to 12/31/06            $1.080     $1.187        95
     From 1/1/07 to 12/31/07            $1.187     $1.284        88
     Alger American Leveraged AllCap Portfolio - Class O
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 7/1/02* to 12/31/02           $1.000     $0.701        54
     From 1/1/03 to 12/31/03            $0.701     $0.933        81
     From 1/1/04 to 12/31/04            $0.933     $0.997        41
     From 1/1/05 to 12/31/05            $0.997     $1.127        69
     From 1/1/06 to 12/31/06            $1.127     $1.327        50
     From 1/1/07 to 12/31/07            $1.327     $1.750        44
     DWS Equity 500 Index Fund VIP - Class A
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 7/31/02* to 12/31/02          $1.000     $0.778        82
     From 1/1/03 to 12/31/03            $0.778     $0.985        369
     From 1/1/04 to 12/31/04            $0.985     $1.076        595
     From 1/1/05 to 12/31/05            $1.076     $1.112        522



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         From 1/1/06 to 12/31/06     $1.112     $1.269        813
         From 1/1/07 to 12/31/07     $1.269     $1.319        876
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $1.000     $1.063        230
         From 1/1/03 to 12/31/03     $1.063     $1.075        760
         From 1/1/04 to 12/31/04     $1.075     $1.100       1,237
         From 1/1/05 to 12/31/05     $1.100     $1.108       1,564
         From 1/1/06 to 12/31/06     $1.108     $1.139       2,080
         From 1/1/07 to 12/31/07     $1.139     $1.196       2,173
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $1.000     $0.997        65
         From 1/1/03 to 12/31/03     $0.997     $1.203        117
         From 1/1/04 to 12/31/04     $1.203     $1.312        224
         From 1/1/05 to 12/31/05     $1.312     $1.330        221
         From 1/1/06 to 12/31/06     $1.330     $1.456        227
         From 1/1/07 to 12/31/07     $1.456     $1.487        188
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/1/02* to 12/31/02    $1.000     $0.890        28
         From 1/1/03 to 12/31/03     $0.890     $1.128        115
         From 1/1/04 to 12/31/04     $1.128     $1.285        358
         From 1/1/05 to 12/31/05     $1.285     $1.483        432
         From 1/1/06 to 12/31/06     $1.483     $1.634        481
         From 1/1/07 to 12/31/07     $1.634     $1.896        404
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/29/02* to 12/31/02   $1.000     $0.788         1
         From 1/1/03 to 12/31/03     $0.788     $1.008         1
         From 1/1/04 to 12/31/04     $1.008     $1.066        46
         From 1/1/05 to 12/31/05     $1.066     $1.146        127
         From 1/1/06 to 12/31/06     $1.146     $1.192        410
         From 1/1/07 to 12/31/07     $1.192     $1.448        715
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/23/02* to 12/31/02   $1.000     $0.709        55
         From 1/1/03 to 12/31/03     $0.709     $0.930        148
         From 1/1/04 to 12/31/04     $0.930     $0.948        377
         From 1/1/05 to 12/31/05     $0.948     $0.989        388
         From 1/1/06 to 12/31/06     $0.989     $1.043        352
         From 1/1/07 to 12/31/07     $1.043     $1.307        307
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.033        511
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.111        24
         From 1/1/07 to 12/31/07     $1.111     $1.138        56
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.093        43
         From 1/1/06 to 12/31/06     $1.093     $1.253        42
         From 1/1/07 to 12/31/07     $1.253     $1.148        41



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.022        216
         From 1/1/06 to 12/31/06     $1.022     $1.103        217
         From 1/1/07 to 12/31/07     $1.103     $1.157        232
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.980     $1.049        820
         From 1/1/06 to 12/31/06     $1.049     $1.215       1091
         From 1/1/07 to 12/31/07     $1.215     $1.241       1,441
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.957     $1.082        242
         From 1/1/06 to 12/31/06     $1.082     $1.199        101
         From 1/1/07 to 12/31/07     $1.199     $1.191        94
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $1.000     $0.870        19
         From 1/1/03 to 12/31/03     $0.870     $1.075        90
         From 1/1/04 to 12/31/04     $1.075     $1.196        85
         From 1/1/05 to 12/31/05     $1.196     $1.306        113
         From 1/1/06 to 12/31/06     $1.306     $1.527        129
         From 1/1/07 to 12/31/07     $1.527     $1.560        150
         Neuberger Berman AMT Fasciano Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $0.964        26
         From 1/1/07 to 12/31/07     $0.964     $1.013         0
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.081     $1.117        191
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $0.998         3
         From 1/1/07 to 12/31/07     $0.998     $0.972        163
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/17/02* to 12/31/02   $1.000     $0.783        81
         From 1/1/03 to 12/31/03     $0.783     $0.979        408
         From 1/1/04 to 12/31/04     $0.979     $1.014        641
         From 1/1/05 to 12/31/05     $1.014     $1.039        627
         From 1/1/06 to 12/31/06     $1.039     $1.059        637
         From 1/1/07 to 12/31/07     $1.059     $1.158        548
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/17/02* to 12/31/02   $1.000     $0.777        51
         From 1/1/03 to 12/31/03     $0.777     $0.978        208
         From 1/1/04 to 12/31/04     $0.978     $1.067        882
         From 1/1/05 to 12/31/05     $1.067     $1.105       1,048
         From 1/1/06 to 12/31/06     $1.105     $1.279       1,376
         From 1/1/07 to 12/31/07     $1.279     $1.346       1,280
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/17/02* to 12/31/02   $1.000     $0.689        38
         From 1/1/03 to 12/31/03     $0.689     $0.876        98
         From 1/1/04 to 12/31/04     $0.876     $0.923        124
         From 1/1/05 to 12/31/05     $0.923     $0.950        132



*Date investment option began operations.

                                                    Investment Investment
                                                      Option     Option       Units
                                                    Unit Value Unit Value Outstanding at
                                                    Beginning     End     End of Period
                 Investment Option                  of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                               $0.950     $0.977        381
From 1/1/07 to 12/31/07                               $0.977     $1.175        301
Phoenix Money Market Series
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
From 7/15/02* to 12/31/02                             $1.000     $1.001        279
From 1/1/03 to 12/31/03                               $1.001     $0.995        364
From 1/1/04 to 12/31/04                               $0.995     $0.991        394
From 1/1/05 to 12/31/05                               $0.991     $1.004        378
From 1/1/06 to 12/31/06                               $1.004     $1.035        432
From 1/1/07 to 12/31/07                               $1.035     $1.072        526
Phoenix Multi-Sector Fixed Income Series
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                              $1.000     $1.073        116
From 1/1/03 to 12/31/03                               $1.073     $1.214        262
From 1/1/04 to 12/31/04                               $1.214     $1.281        960
From 1/1/05 to 12/31/05                               $1.281     $1.288        964
From 1/1/06 to 12/31/06                               $1.288     $1.359       1,014
From 1/1/07 to 12/31/07                               $1.359     $1.392       1,041
Phoenix Multi-Sector Short Term Bond Series
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
From 8/7/03* to 12/31/03                              $1.000     $1.022         6
From 1/1/04 to 12/31/04                               $1.022     $1.063        141
From 1/1/05 to 12/31/05                               $1.063     $1.064        135
From 1/1/06 to 12/31/06                               $1.064     $1.111        134
From 1/1/07 to 12/31/07                               $1.111     $1.141        149
Phoenix Strategic Allocation Series
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
From 5/20/02* to 12/31/02                             $1.000     $0.896        190
From 1/1/03 to 12/31/03                               $0.896     $1.061        380
From 1/1/04 to 12/31/04                               $1.061     $1.126        573
From 1/1/05 to 12/31/05                               $1.126     $1.132        600
From 1/1/06 to 12/31/06                               $1.132     $1.259        540
From 1/1/07 to 12/31/07                               $1.259     $1.318        455
Phoenix-Aberdeen International Series
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                              $1.000     $0.864        48
From 1/1/03 to 12/31/03                               $0.864     $1.124        98
From 1/1/04 to 12/31/04                               $1.124     $1.341        199
From 1/1/05 to 12/31/05                               $1.341     $1.571        206
From 1/1/06 to 12/31/06                               $1.571     $1.976       1,111
From 1/1/07 to 12/31/07                               $1.976     $2.242       1,333
Phoenix-Alger Small-Cap Growth Series
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
From 9/5/02* to 12/31/02                              $1.000     $1.004         6
From 1/1/03 to 12/31/03                               $1.004     $1.520        10
From 1/1/04 to 12/31/04                               $1.520     $1.533        58
From 1/1/05 to 12/31/05                               $1.533     $1.751        74
From 1/1/06 to 12/31/06                               $1.751     $2.065        228
From 1/1/07 to 12/31/07                               $2.065     $2.368        139
Phoenix-Duff & Phelps Real Estate Securities Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                              $1.000     $1.077        157
From 1/1/03 to 12/31/03                               $1.077     $1.470        218
From 1/1/04 to 12/31/04                               $1.470     $1.956        384



*Date investment option began operations.

                                                                 Investment Investment
                                                                   Option     Option       Units
                                                                 Unit Value Unit Value Outstanding at
                                                                 Beginning     End     End of Period
                       Investment Option                         of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------------
From 1/1/05 to 12/31/05                                            $1.956     $2.223        430
From 1/1/06 to 12/31/06                                            $2.223     $3.009        483
From 1/1/07 to 12/31/07                                            $3.009     $2.504        415
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                            $1.082     $1.114         6
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 2/3/06* to 12/31/06                                           $1.000     $1.076        193
From 1/1/07 to 12/31/07                                            $1.076     $1.152        193
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 6/17/02* to 12/31/02                                          $1.000     $0.854        112
From 1/1/03 to 12/31/03                                            $0.854     $1.189        253
From 1/1/04 to 12/31/04                                            $1.189     $1.414        482
From 1/1/05 to 12/31/05                                            $1.414     $1.504        548
From 1/1/06 to 12/31/06                                            $1.504     $1.707        747
From 1/1/07 to 12/31/07                                            $1.707     $1.719        769
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 6/20/02* to 12/31/02                                          $1.000     $0.860        40
From 1/1/03 to 12/31/03                                            $0.860     $1.221        157
From 1/1/04 to 12/31/04                                            $1.221     $1.480        281
From 1/1/05 to 12/31/05                                            $1.480     $1.570        275
From 1/1/06 to 12/31/06                                            $1.570     $1.810        362
From 1/1/07 to 12/31/07                                            $1.810     $1.750        408
Phoenix-Van Kampen Comstock Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                           $1.000     $0.790        90
From 1/1/03 to 12/31/03                                            $0.790     $0.967        269
From 1/1/04 to 12/31/04                                            $0.967     $1.078        671
From 1/1/05 to 12/31/05                                            $1.078     $1.122        600
From 1/1/06 to 12/31/06                                            $1.122     $1.340        572
From 1/1/07 to 12/31/07                                            $1.340     $1.294        476
Phoenix-Van Kampen Equity 500 Index Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 10/15/02* to 12/31/02                                         $1.000     $0.767        29
From 1/1/03 to 12/31/03                                            $0.767     $0.956        59
From 1/1/04 to 12/31/04                                            $0.956     $1.037        81
From 1/1/05 to 12/31/05                                            $1.037     $1.061        100
From 1/1/06 to 12/31/06                                            $1.061     $1.197        490
From 1/1/07 to 12/31/07                                            $1.197     $1.240        403
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                          $1.000     $0.952         1
From 1/1/07 to 12/31/07                                            $0.952     $1.158        162
PIMCO VIT Real Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                          $1.000     $1.015        23
From 1/1/07 to 12/31/07                                            $1.015     $1.108        114
PIMCO VIT Total Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                            $1.029     $1.108        14
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 7/11/03* to 12/31/03                                          $1.000     $1.052        141
From 1/1/04 to 12/31/04                                            $1.052     $0.928        153



*Date investment option began operations.

                                                       Investment Investment
                                                         Option     Option       Units
                                                       Unit Value Unit Value Outstanding at
                                                       Beginning     End     End of Period
                  Investment Option                    of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------
From 1/1/05 to 12/31/05                                  $0.928     $0.868        151
From 1/1/06 to 12/31/06                                  $0.868     $0.927        150
From 1/1/07 to 12/31/07                                  $0.927     $0.874        151
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                                 $1.000     $1.260         4
From 1/1/05 to 12/31/05                                  $1.260     $1.415         6
From 1/1/06 to 12/31/06                                  $1.415     $1.557        13
From 1/1/07 to 12/31/07                                  $1.557     $1.887         5
Sentinel Variable Products Bond Fund
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                 $1.000     $1.020         4
Sentinel Variable Products Common Stock Fund
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                 $1.000     $1.023        48
Sentinel Variable Products Small Company Fund
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                 $1.000     $1.005         8
Templeton Developing Markets Securities Fund - Class 2
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                $1.000     $1.068         1
From 1/1/07 to 12/31/07                                  $1.068     $1.358        33
Templeton Foreign Securities Fund - Class 2
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 7/26/02* to 12/31/02                                $1.000     $0.828        66
From 1/1/03 to 12/31/03                                  $0.828     $1.082        183
From 1/1/04 to 12/31/04                                  $1.082     $1.266        246
From 1/1/05 to 12/31/05                                  $1.266     $1.377        306
From 1/1/06 to 12/31/06                                  $1.377     $1.652        276
From 1/1/07 to 12/31/07                                  $1.652     $1.883        224
Templeton Growth Securities Fund - Class 2
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                 $1.000     $0.809        17
From 1/1/03 to 12/31/03                                  $0.809     $1.055        44
From 1/1/04 to 12/31/04                                  $1.055     $1.209        121
From 1/1/05 to 12/31/05                                  $1.209     $1.300        134
From 1/1/06 to 12/31/06                                  $1.300     $1.564        124
From 1/1/07 to 12/31/07                                  $1.564     $1.580        140
Van Kampen UIF Equity and Income Portfolio - Class II
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                  $1.135     $1.095         3
Wanger International Select
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                 $1.000     $0.889         4
From 1/1/03 to 12/31/03                                  $0.889     $1.239        12
From 1/1/04 to 12/31/04                                  $1.239     $1.522        75
From 1/1/05 to 12/31/05                                  $1.522     $1.750        87
From 1/1/06 to 12/31/06                                  $1.750     $2.350        89
From 1/1/07 to 12/31/07                                  $2.350     $2.826        83
Wanger International Small Cap
------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------
From 6/17/02* to 12/31/02                                $1.000     $0.877        64
From 1/1/03 to 12/31/03                                  $0.877     $1.289        126
From 1/1/04 to 12/31/04                                  $1.289     $1.658        213
From 1/1/05 to 12/31/05                                  $1.658     $1.989        300
From 1/1/06 to 12/31/06                                  $1.989     $2.695        308
From 1/1/07 to 12/31/07                                  $2.695     $3.095        317



*Date investment option began operations.

                                                   Investment Investment
                                                     Option     Option       Units
                                                   Unit Value Unit Value Outstanding at
                                                   Beginning     End     End of Period
                Investment Option                  of Period  of Period   (Thousands)
---------------------------------------------------------------------------------------
Wanger Select
-------------------------------------------------- ---------- ---------- --------------
---------------------------------------------------------------------------------------
From 7/11/03* to 12/31/03                            $1.000     $1.214        15
From 1/1/04 to 12/31/04                              $1.214     $1.430        94
From 1/1/05 to 12/31/05                              $1.430     $1.561        90
From 1/1/06 to 12/31/06                              $1.561     $1.845        79
From 1/1/07 to 12/31/07                              $1.845     $1.993        74
Wanger U.S. Smaller Companies
-------------------------------------------------- ---------- ---------- --------------
---------------------------------------------------------------------------------------
From 5/20/02* to 12/31/02                            $1.000     $0.838        151
From 1/1/03 to 12/31/03                              $0.838     $1.185        311
From 1/1/04 to 12/31/04                              $1.185     $1.384        495
From 1/1/05 to 12/31/05                              $1.384     $1.521        565
From 1/1/06 to 12/31/06                              $1.521     $1.620        536
From 1/1/07 to 12/31/07                              $1.620     $1.686        508

Death Benefit Option 3 Contracts

                                                   Investment Investment
                                                     Option     Option       Units
                                                   Unit Value Unit Value Outstanding at
                                                   Beginning     End     End of Period
                Investment Option                  of Period  of Period   (Thousands)
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
-------------------------------------------------- ---------- ---------- --------------
---------------------------------------------------------------------------------------
From 12/24/03* to 12/31/03                           $1.000     $0.987         1
From 1/1/04 to 12/31/04                              $0.987     $1.037        17
From 1/1/05 to 12/31/05                              $1.037     $1.113        14
From 1/1/06 to 12/31/06                              $1.113     $1.167        12
From 1/1/07 to 12/31/07                              $1.167     $1.288        11
Federated Fund for U.S. Government Securities II
-------------------------------------------------- ---------- ---------- --------------
---------------------------------------------------------------------------------------
From 12/24/03* to 12/31/03                           $1.000     $1.072         7
From 1/1/04 to 12/31/04                              $1.072     $1.095        80
From 1/1/05 to 12/31/05                              $1.095     $1.102        64
From 1/1/06 to 12/31/06                              $1.102     $1.131        58
From 1/1/07 to 12/31/07                              $1.131     $1.185        52
Fidelity VIP Growth Portfolio - Service Class
-------------------------------------------------- ---------- ---------- --------------
---------------------------------------------------------------------------------------
From 12/24/03* to 12/31/03                           $1.000     $0.927         2
From 1/1/04 to 12/31/04                              $0.927     $0.944        22
From 1/1/05 to 12/31/05                              $0.944     $0.984        17
From 1/1/06 to 12/31/06                              $0.984     $1.035        16
From 1/1/07 to 12/31/07                              $1.035     $1.295        14
Lord Abbett Growth and Income Portfolio - Class VC
-------------------------------------------------- ---------- ---------- --------------
---------------------------------------------------------------------------------------
From 4/29/05* to 12/31/05                            $1.000     $1.048        36
From 1/1/06 to 12/31/06                              $1.048     $1.212        32
From 1/1/07 to 12/31/07                              $1.212     $1.236        29



*Date investment option began operations.

                                         Investment Investment
                                           Option     Option       Units
                                         Unit Value Unit Value Outstanding at
                                         Beginning     End     End of Period
             Investment Option           of Period  of Period   (Thousands)
   --------------------------------------------------------------------------
   Phoenix Capital Growth Series
   ------------------------------------- ---------- ---------- --------------
   --------------------------------------------------------------------------
   From 1/1/06 to 12/31/06                 $1.033     $1.051        13
   From 1/1/07 to 12/31/07                 $1.051     $1.148        12
   Phoenix Growth and Income Series
   ------------------------------------- ---------- ---------- --------------
   --------------------------------------------------------------------------
   From 12/24/03* to 12/31/03              $1.000     $0.976         2
   From 1/1/04 to 12/31/04                 $0.976     $1.063        20
   From 1/1/05 to 12/31/05                 $1.063     $1.098        16
   From 1/1/06 to 12/31/06                 $1.098     $1.269        14
   From 1/1/07 to 12/31/07                 $1.269     $1.335        13
   Phoenix Strategic Allocation Series
   ------------------------------------- ---------- ---------- --------------
   --------------------------------------------------------------------------
   From 12/24/03* to 12/31/03              $1.000     $1.058         2
   From 1/1/04 to 12/31/04                 $1.058     $1.121        18
   From 1/1/05 to 12/31/05                 $1.121     $1.125        15
   From 1/1/06 to 12/31/06                 $1.125     $1.250        13
   From 1/1/07 to 12/31/07                 $1.250     $1.306        12
   Phoenix-Aberdeen International Series
   ------------------------------------- ---------- ---------- --------------
   --------------------------------------------------------------------------
   From 1/1/06 to 12/31/06                 $1.561     $1.961        24
   From 1/1/07 to 12/31/07                 $1.961     $2.222        22
   Wanger International Small Cap
   ------------------------------------- ---------- ---------- --------------
   --------------------------------------------------------------------------
   From 12/24/03* to 12/31/03              $1.000     $1.285        0.9
   From 1/1/04 to 12/31/04                 $1.285     $1.651        10
   From 1/1/05 to 12/31/05                 $1.651     $1.978         8
   From 1/1/06 to 12/31/06                 $1.978     $2.675         7
   From 1/1/07 to 12/31/07                 $2.675     $3.068         7



*Date investment option began operations.

                                                                     (Version E)



                           Phoenix Spectrum Edge(R)+
                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



 AIM Variable Insurance Funds - Series  .  Phoenix Mid-Cap Growth Series
 I Shares                               .  Phoenix Money Market Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Multi-Sector Fixed Income
                                           Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Multi-Sector Short Term
 Class A                                   Bond Series
 .  DWS Equity 500 Index VIP            .  Phoenix Strategic Allocation Series
 .  DWS Small Cap Index VIP             .  Phoenix-Aberdeen International
                                           Series
 Federated Insurance Series             .  Phoenix-Alger Small-Cap Growth
 .  Federated Fund for U.S. Government     Series
    Securities II                       .  Phoenix-Duff & Phelps Real Estate
 .  Federated High Income Bond Fund II     Securities Series
    - Primary Shares                    .  Phoenix Dynamic Asset Allocation
                                           Series: Aggressive Growth/1/
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Growth/1/
 .  Fidelity VIP Contrafund(R)          .  Phoenix Dynamic Asset Allocation
    Portfolio                              Series: Moderate/1/
 .  Fidelity VIP Growth Opportunities   .  Phoenix Dynamic Asset Allocation
    Portfolio                              Series: Moderate Growth/1/
 .  Fidelity VIP Growth Portfolio       .  Phoenix-Sanford Bernstein Mid-Cap
 .  Fidelity VIP Investment Grade Bond     Value Series
    Portfolio                           .  Phoenix-Sanford Bernstein
                                           Small-Cap Value Series
 Franklin Templeton Variable Insurance  .  Phoenix-Van Kampen Comstock Series
 Products Trust - Class 2               .  Phoenix-Van Kampen Equity 500
 .  Franklin Income Securities Fund        Index Series/ /
 .  Mutual Shares Securities Fund
 .  Templeton Developing Markets        PIMCO Variable Insurance Trust -
    Securities Fund                     Advisor Class
 .  Templeton Foreign Securities Fund   .  PIMCO VIT CommodityRealReturn/TM/
 .  Templeton Growth Securities Fund       Strategy Portfolio
                                        .  PIMCO VIT Real Return Portfolio
 Lord Abbett Series Fund, Inc. - Class  .  PIMCO VIT Total Return Portfolio
 VC
 .  Lord Abbett Bond-Debenture          Sentinel Variable Products Trust
    Portfolio                           .  Sentinel Variable Products
 .  Lord Abbett Growth and Income          Balanced Fund
    Portfolio                           .  Sentinel Variable Products Bond
 .  Lord Abbett Mid-Cap Value Portfolio    Fund
                                        .  Sentinel Variable Products Common
 Neuberger Berman Advisers Management      Stock Fund
 Trust - Class S                        .  Sentinel Variable Products Mid Cap
 .  Neuberger Berman AMT Fasciano          Growth Fund
    Portfolio                           .  Sentinel Variable Products Small
 .  Neuberger Berman AMT Guardian          Company Fund
    Portfolio
                                        Summit Mutual Funds, Inc. - Summit
 Oppenheimer Variable Account Funds -   Pinnacle Series
 Service Shares                         .  Summit S&P MidCap 400 Index
 .  Oppenheimer Capital Appreciation       Portfolio
    Fund/VA
 .  Oppenheimer Global Securities       The Universal Institutional Funds,
    Fund/VA                             Inc. - Class II Shares
 .  Oppenheimer Main Street Small Cap   .  Van Kampen UIF Equity and Income
    Fund/VA                                Portfolio

 The Phoenix Edge Series Fund           Wanger Advisors Trust
 .  Phoenix Capital Growth Series       .  Wanger International Select
 .  Phoenix Growth and Income Series    .  Wanger International Small Cap/2/
                                        .  Wanger Select
                                        .  Wanger U.S. Smaller Companies/3 /


/1/Closed to new investment on March 24, 2008. /2/Effective June 1, 2008, to be known as Wanger International. /3/Effective June 1, 2008, to be known as Wanger
                USA. See Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

                                    [GRAPHIC]                                                                    [GRAPHIC]

                                              Phoenix Life Insurance Company
                                              Annuity Operations Division
                                              PO Box 8027
                                              Boston, MA 02266-8027


Phoenix Life Insurance Company Tel. 800/541-0171
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                 Page
------------------------------------------------------------

Glossary of Special Terms..............................    3
Summary of Expenses....................................    4
Contract Summary.......................................    7
Financial Highlights...................................    9
Financial Statements...................................    9
Performance History....................................    9
The Variable Accumulation Annuity......................   10
Phoenix and the Separate Account.......................   10
The Variable Investment Options........................   10
GIA....................................................   11
Deductions and Charges.................................   12
 Annual Administrative Charge..........................   12
 Daily Administrative Fee..............................   12
 Guaranteed Minimum Accumulation Benefit Fee...........   12
 Guaranteed Minimum Income Benefit Rider Fee...........   12
 Guaranteed Minimum Withdrawal Benefit Fee.............   12
 Mortality and Expense Risk Fee........................   13
 Tax...................................................   14
 Transfer Charge.......................................   14
 Reduced Fees, Credits and Excess Interest for Eligible
   Groups..............................................   14
 Other Charges.........................................   14
The Accumulation Period................................   14
 Accumulation Units....................................   15
 Accumulation Unit Values..............................   15
 Purchase of Contracts.................................   15
 Additional Programs...................................   16
 Optional Benefits.....................................   18
 Surrender of Contract and Withdrawals.................   23
 Contract Termination..................................   24
 Payment Upon Death Before Maturity Date...............   24
Internet, Interactive Voice Response and Telephone
  Transfers............................................   25
Market Timing and Other Disruptive Trading.............   26
The Annuity Period.....................................   27
 Annuity Payments......................................   27
 Annuity Payment Options...............................   27
 Other Conditions......................................   29
 Payment Upon Death After Maturity Date................   29


Heading                                               Page

Variable Account Valuation Procedures................   30
 Valuation Date......................................   30
 Valuation Period....................................   30
 Accumulation Unit Value.............................   30
 Net Investment Factor...............................   30
Miscellaneous Provisions.............................   30
 Assignment..........................................   30
 Death Benefit.......................................   30
 Payment Deferral....................................   30
 Free Look Period....................................   31
 Amendments to Contracts.............................   31
 Substitution of Fund Shares.........................   31
 Ownership of the Contract...........................   31
 Inherited/Stretch Annuity Feature...................   31
Federal Income Taxes.................................   32
 Introduction........................................   32
 Income Tax Status...................................   32
 Taxation of Annuities in General--Nonqualified Plans   32
 Additional Considerations...........................   33
 Owner Control.......................................   34
 Diversification Standards...........................   35
 Taxation of Annuities in General--Qualified Plans...   35
Sales of Variable Accumulation Contracts.............   39
Servicing Agent......................................   40
State Regulation.....................................   40
Reports..............................................   40
Voting Rights........................................   40
Texas Optional Retirement Program....................   41
The Phoenix Companies, Inc.--
  Legal Proceedings about Company Subsidiaries.......   41
SAI Table of Contents................................   41
Appendix A--Investment Options.......................  A-1
Appendix B--Deductions for Taxes.....................  B-1
Appendix C--Financial Highlights.....................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.

Account Value: The value of all assets held in the Separate Account.


Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.


Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.


Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.


Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.


Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


Maturity Date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95/th/ birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

Minimum Guaranteed Interest Rate: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

..  Nonqualified plans--$5,000
..  Bank draft program--$50
..  Qualified plans--$2,000

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.

Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage
  of amount surrendered:
     Age of Premium Payment in Complete Years 0..... 7%
     Age of Premium Payment in Complete Years 1..... 6%
     Age of Premium Payment in Complete Years 2..... 5%
     Age of Premium Payment in Complete Years 3..... 4%   This table describes the fees and expenses that you will pay
     Age of Premium Payment in Complete Years 4..... 3%   at the time that you surrender the contract or transfer value
     Age of Premium Payment in Complete Years 5..... 2%   between the investment options. State premium taxes may
     Age of Premium Payment in Complete Years 6..... 1%   also be deducted.
     Age of Premium Payment in Complete Years 7+.... None

  Transfer Charge/1/
     Current........................................ None
     Maximum........................................ $20

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."


ANNUAL ADMINISTRATIVE CHARGE
  Current/2/..................................    $35
  Maximum.....................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)

  Death Benefit Option 1 - Return of Premium          This table describes the fees and expenses that you will pay
  Mortality and Expense Risk Fee.............. 1.075% periodically during the time that you own the contract, not
  Daily Administrative Fee....................  .125% including annual fund fees and expenses.
  Total Annual Separate Account Expenses...... 1.200%

  Death Benefit Option 2 - Annual Step-Up
  Mortality and Expense Risk Fee.............. 1.225%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.350%

/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

                             Optional Benefit Fees

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

 Only one of the following guaranteed minimum benefit options can be elected. Consult with your financial advisor as to whether the GMAB, the GMIB, or the
                       GMWB fits your particular needs.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE/1,4/

(as a percentage of the greater of the Guaranteed Amount or Contract Value)
       Current rate, effective 5/1/08........................        0.75%
       Maximum...............................................        1.00%
--------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE/2,4/

(as a percentage of the greater of the Guaranteed Annuitization Value or Contract Value)
       Current rate, effective 5/1/08............................... 0.75%
       Maximum...................................................... 1.00%

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE/3/
              (Effective May 1, 2007)

(as a percentage of the greater of the Benefit Base and Contract Value)

Single Life Option                     Spousal Life Option
Current............... 0.75%           Current................ 0.95%
Maximum............... 1.50%           Maximum................ 1.50%
-----------------------------------------------------------------------


/1/ The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/2/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/3/ The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. For GMWB, the current fee applies at the time you elect the benefit. The fee percentage may be subject to increases after election, but will not exceed the maximum charge of 1.50%. See "Optional Benefits."

/4/ For rates effective in prior periods, please contact the Annuity Operations
    Division.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.


--------------------------------------------------------------------------------


        Total Annual Fund Operating Expenses

                                      Minimum Maximum
                                      ------- -------
Gross Annual Fund Operating Expenses.  0.31%   1.73%
Net Annual Fund Operating Expenses/1/  0.28%   1.73%


/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the GMWB Spousal Life Option. These elections will result in the highest total cost of investing in this contract.

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,236 $2,249  $3,236   $5,773

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,251 $2,289  $3,298   $5,871


If you do not surrender or do not annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $606. $1,799  $2,966   $5,773

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $621. $1,839  $3,028   $5,871






These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------

   This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

  For more information, see "Investments of the Account," and "GIA."

  You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.



Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Contracts" section of this prospectus.


Investment Features

Flexible Premium Payments
.. Other than the minimum initial payment, there are no required premium payments.

..  You may make premium payments anytime until the maturity date.

..  You can vary the amount and frequency of your premium payments.

Minimum Premium Payment
.. Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

Allocation of Premium Payments and Contract Value

.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The Contract Value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued after May 1, 2008, subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).


..  Payments and transfers to the GIA are subject to the Maximum GIA Percentage.
   The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

..  If you purchase a contract with the Guaranteed Minimum Accumulation Benefit
   (GMAB) or the Guaranteed Minimum Withdrawal Benefit (GMWB), you must also elect an asset allocation or strategic program through which to allocate your premium payments and Contract Value. If you purchase a contract without GMAB or GMWB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the program, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

.. You may elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."


..  Withdrawals may be subject to a 10% penalty tax. For more information, see
   "Federal Income Taxes."

..  Prior to the maturity date, contract owners who have elected the Guaranteed
   Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.


Deductions and Charges

From the Contract Value

.. Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

.. Guaranteed Minimum Accumulation Benefit fee--The current fee 0.75% multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

.. Guaranteed Minimum Income Benefit Rider fee--The current fee is 0.75% multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. For more information, see "Deductions and Charges."


.. Guaranteed Minimum Withdrawal Benefit fee--the fee percentage will vary depending on which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted.

 -------------------------------------------------------------------------------
                         GMWB - Effective May 1, 2007
 -------------------------------------------------------------------------------
          Single Life Option                      Spousal Life Option
 -------------------------------------------------------------------------------
                 0.75%                                   0.95%
 -------------------------------------------------------------------------------

  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------

.. Taxes--from the contract value upon premium payment or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

.. Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit
  The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options
  The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period
  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, the contract will immediately terminate.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past 10 years, or since the investment option began operations, if less. These tables are highlights only.


  More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

  There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.

The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


Phoenix and the Separate Account
--------------------------------------------------------------------------------

  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

  Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

  On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.


  On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.


  Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


  The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


GIA
--------------------------------------------------------------------------------

  Note: Currently if you elect GMAB or GMWB, you cannot transfer or allocate premiums and Contract Values to the GIA. Your premiums must be allocated in accordance to an asset allocation or strategic program. We may remove this restriction at any time in the future, e.g. if you participate in an Enhanced Dollar Cost Averaging Program.

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


  Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


  The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


Daily Administrative Fee

  We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)


Guaranteed Minimum Accumulation Benefit Fee

  If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. For contracts issued beginning on May 1, 2008, the fee is 0.75% multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.



  The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.75%, multiplied by the greater of the guaranteed amount and Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.


  If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Income Benefit Rider Fee

  If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. For contracts issued beginning on May 1, 2008, the fee is 0.75% multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. The fee for this rider is equal to 0.60% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA. For New York contracts, no fee will be deducted from the GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.750% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.


  If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit Fee

  If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The fee percentage will vary depending on when you elect GMWB and which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The current fee percentages are listed below:

 -------------------------------------------------------------------------------
                         GMWB - Effective May 1, 2007
 -------------------------------------------------------------------------------
          Single Life Option                      Spousal Life Option
 -------------------------------------------------------------------------------
                 0.75%                                   0.95%
 -------------------------------------------------------------------------------

  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

  If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

Mortality and Expense Risk Fee

  We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:

 -----------------------------------------------------------------------------
             Death Benefit                              Death
     Option 1 - Return of Premium         Benefit Option 2 - Annual Step-up
 -----------------------------------------------------------------------------
                1.075%                                 1.225%
 -----------------------------------------------------------------------------

  Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

  No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

  The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------


  Surrender charges imposed in connection with partial withdrawals will be deducted from the investment options and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


  Nursing Home Waiver
  For contracts issued on or after August 18, 2008, you may surrender all or a portion of the contract value prior to the maturity date and we will waive the surrender charge, provided that:

..  more than one year has elapsed since the contract date; and

.. the withdrawal is requested within two years of the owner's admission into a licensed nursing home facility; and

.. the owner has been confined to the licensed nursing home facility (as defined below) for at least the preceding 120 days.

  A licensed nursing home facility is defined as a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice. There is no fee for this waiver. This waiver is subject to state approval.

  Terminal Illness Waiver
  For contracts issued on or after August 18, 2008, prior to the maturity date, you may surrender all or a portion of the contract value without a surrender charge in the event of the owner's terminal illness. Terminal Illness is defined as an illness or condition that is expected to result in the owner's death within six months. The owner must provide us with a satisfactory written notice of terminal illness by a licensed physician, who is not the owner or a member of the owner's family. We reserve the right to obtain a second medical opinion from a physician of our choosing at our expense. There is no fee for this waiver. This waiver is subject to state approval.


Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest when sales or exchanges of the contracts are made to certain eligible groups of individuals that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units

  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. The number of Accumulation Units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.


Purchase of Contracts
  Generally, we require minimum initial premium payments of:

..  Nonqualified plans--$5,000

  .  We require minimum subsequent premium payments of $100.

..  Bank draft program--$50


  . You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available investment option or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.


..  Qualified plans--$2,000

  .  We require minimum subsequent premium payments of $100.

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Benefits."


  Premium payments received under the contract will be allocated in any combination to any investment option, GIA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


  For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group;

(2)the method and frequency of premium payments; and

(3)the amount of compensation to be paid to registered representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal

Benefit, you may not allocate premiums or transfer values to the GIA.

Additional Programs
  You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB or GMWB, you must also elect an asset allocation or strategic program on the Contract Date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

  If you purchase a contract without GMAB or GMWB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


Program Required for GMAB and GMWB

  If you purchase a contract with GMAB or GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and option within that program.

  You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.


  The following programs are currently available:

..  Franklin Templeton Founding Investment Strategy

  Through the Franklin Templeton Founding Investment Strategy, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.


  .  Franklin Income Securities Fund - 34%

  .  Mutual Shares Securities Fund - 33%

  .  Templeton Growth Securities Fund - 33%

..  Phoenix-Ibbotson Strategic Asset Allocation

  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


  .  Conservative Portfolio

  .  Moderately Conservative Portfolio

  .  Moderate Portfolio

  .  Moderately Aggressive Portfolio

  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

  The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding valuation date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.


  The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

  For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.


  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium payments allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next valuation date.

  You must maintain a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option and GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your registered representative.

Guaranteed Minimum Accumulation Benefit ("GMAB")
  The GMAB provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

  The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

  The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested through an asset allocation or strategic program for the term of the benefit.


  The GMAB is also available to you if you are the beneficiary of a deceased Owner's Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner's annuity contract, other than a Phoenix Spectrum Edge(R)+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner's Phoenix Spectrum Edge(R)+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus
(B) minus (C), where:
   A =the contract value on the rider date.

   B =100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

  Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

Additional Amount
  If on the last day of the term:

.. the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

..  the contract value is greater than or equal to the guaranteed amount base;
   we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

.. the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

.. the date that any portion of the contract value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;

..  the date that a full surrender is made;

.. the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

..  the date the contract annuitizes; or

..  the date the contract terminates for any reason.

  If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit Rider ("GMIB")
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


  The GMIB is also available to you if you are the beneficiary of a deceased Owner's Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner's annuity contract, other than a Phoenix Spectrum Edge(R)+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner's Phoenix Spectrum Edge(R)+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 80/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

  After the contract anniversary following the older annuitant's 80/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 80/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 80/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 80/th /birthday.

   D =any tax may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

  The guaranteed annuitization value reduction is equal to the sum of A and B where:

   A =the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

   B =(a) multiplied by (b), where:
    (a) =the guaranteed annuitization value immediately prior to the withdrawal less the value determined in "A" above;
    (b) =1 minus the result of (c) divided by (d), where:
    (c) =the Contract Value after the withdrawal, and
    (d) =the Contract Value before the withdrawal less the value determined in "A" above.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Rider Fee
  There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges."

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;
2.the termination of the contract to which this rider is attached;
3.the date a death benefit becomes payable under the contract to which this rider is attached;
4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A--Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B--Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D--Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F--Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


                   Important Information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

Guaranteed Minimum Withdrawal Benefit (GMWB)
  This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.

  Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.


  The GMWB is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Asset Allocation or Strategic Program Requirement
  If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs.

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

You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.


  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

  Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.


GMWB (effective May 1, 2007)

  GMWB guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

Benefit Eligibility Date
  The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

  The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

  The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse's date of death, and
(b) the contract anniversary on or following the surviving spouse attaining age 65.

Covered Person
  The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
  Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option
  Covered Persons must be two legal spouses under Federal law. If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

Annual Benefit Amount
  If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

  Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

Benefit Base
  The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
  When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date
  Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date
  On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

  . If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

  . If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

  . Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
  On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base on the prior contract anniversary. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
  On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

  We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

Contract Value Reduced to Zero
  When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.

  We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

  If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

  If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

  Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

  Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

Cancellation
  You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

Termination of Benefit
  This benefit will terminate without value on the occurrence of any of the following dates:

.. the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;

.. the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);

.. the date annuity payments commence under an Annuity Payment Option as described in the contract;

..  the date the contract to which this benefit is attached terminates;

..  the date any investment restriction is violated;

..  the date both the Contract Value and Benefit Base have been reduced to zero;
   or

..  the date the contract Owners elect in writing to terminate the benefit.

Surrender of Contract and Withdrawals
  If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L.

  Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age

59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


  Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate, if on any valuation date the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.


..  Death of an Owner--Multiple Owners
  If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

..  Death of an Annuitant who is not the Owner

  If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.


..  Spousal Beneficiary Contract Continuance

  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.


..  Ownership of the Contract by a Non-Natural Person

  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


What is the Death Benefit Amount?
  The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

..  Death Benefit Option 1--Return of Premium
  Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date.

..  Death Benefit Option 2--Annual Step-up
  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

  Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

     a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date; or
     c) the annual step-up amount (as defined below).

  Upon the death of the owner who has attained age 80, the death benefit is the greater of:

     a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
     b) the contract value on the claim date.

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

  Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

  Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of

     (1)the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or
     (2)the contract value.


  Death benefit proceeds will be payable in a single lump sum, and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


  Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.


  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.


Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.


  The company and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units.

  The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the premium payment allocation schedule of your contract.

  You may also request transfers and changes in premium payment allocations among available investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Market Timing and Other Disruptive Trading". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other contract owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.


  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95/th/ birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to AOD on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.


  With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


  The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A--Life Annuity with Specified Period
  A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B--Non-Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option D--Joint and Survivor Life Annuity
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E--Installment Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G--Payments for Specified Period
  A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H--Payments of Specified Amount
  Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I--Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J--Joint Survivor Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K--Variable Annuity for a Specified Period

  A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


Option L--Variable Life Expectancy Annuity
  This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Life Annuity

  This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1)the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2)the sum of the annuity units released from the investment option to make the payments under this option.


  You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N--Variable Non-Refund Life Annuity
  A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.


  Currently, transfers between investment options are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.


Payment Upon Death After Maturity Date

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")

  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the contract owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

Death Benefit
  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

  Payment of the contract value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.

  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market investment option. When your Free Look Period expires we allocate the contract value among the investment options and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or "Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

..  No additional contributions may be made.

.. Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

.. Only the Return of Premium death benefit is available to a beneficiary who "stretches" an annuity.

.. Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.

.. We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

.. With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date


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


 of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans

  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases, the increase in value may be subject to tax currently. See "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date
  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held

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


under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code Section 130(d));
(vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Taxation of Annuities in General--Qualified Plans--Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

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

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


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

  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality is treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option that does not follow the REA may not be enforceable.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS.


  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans, including Section 403(b) Contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

  Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer (Phoenix) to monitor compliance with these requirements.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred sales charge; and (b) 50% of the contract value minus any contingent deferred sales charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject


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

to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to Phoenix.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans
  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.


  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax.

  Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts,and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed.


  The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the

Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary;
(d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order;
(g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for 60 days; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and
(f) above do not apply in the case of an IRA. The exception stated in item
(c) applies to an IRA without the requirement that there be a separation from service.


  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.

  This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.



  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO, may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or
NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments (if up-front compensation is paid to registered representatives). Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of Contract Value (if asset based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.


  These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.


  Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, CUSO Financial Services, Sammons Securities and Equity Services Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.


Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 million
 -----------------------------------------------------------------------------
                 2006                               $1.5 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated before, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.--Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.



  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options

--------------------------------------------------------------------------------



                   Fund Name                                       Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital












----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R) Index, which emphasizes stocks of small US
                                                 companies.
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               High current income by investing primarily in a
                                                 professionally managed, diversified portfolio of high
                                                 yield, lower rated corporated bonds (also known as
                                                 "Junk Bonds")
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Capital growth
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     As high a level of current income as is consistent with
                                                 the preservation of capital

----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Maximize income while maintaining prospects for
                                                 capital appreciation
----------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             High current income and the opportunity for capital
                                                 appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Long-term growth of capital and income without
                                                 excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio              Capital appreciation through investments, primarily in
                                                 equity securities which are believed to be undervalued
                                                 in the marketplace
----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio  Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          Long term growth of capital; current income is a
                                                 secondary goal
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA         Capital appreciation by investing in securities of well-
                                                 known, established companies
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            Long-term capital appreciation by investing in
                                                 securities of foreign insurers, "growth-type"
                                                 companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA        Capital appreciation
----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                    Intermediate and long-term capital appreciation with
                                                 income as a secondary consideration
----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                 Dividend growth, current income and capital
                                                 appreciation
----------------------------------------------------------------------------------------------------------



                   Fund Name                             Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                   Subadvisor(s): Invesco Trimark Investment
                                                           Management Inc.; Invesco Global
                                                           Asset Management (N.A.), Inc.;
                                                           Invesco Institutional (N.A.), Inc.;
                                                           Invesco Senior Secured
                                                           Management, Inc.; Invesco Hong
                                                           Kong Limited; Invesco Asset
                                                           Management Limited; Invesco Asset
                                                           Management (Japan) Limited;
                                                           Invesco Asset Management
                                                           Deutschland, GmbH; and Invesco
                                                           Australia Limited
------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A.


------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A.


------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               Federated Investment Management Company



------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Fidelity Management and Research Company
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Fidelity Management and Research Company
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Fidelity Management and Research Company
------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     Fidelity Management and Research Company
                                                  Subadvisor: Fidelity Investments Money
                                                   Management, Inc.
------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Franklin Advisers, Inc.

------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             Lord, Abbett & Co. LLC

------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Lord, Abbett & Co. LLC

------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio              Lord, Abbett & Co. LLC


------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio  Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano           Subadvisor: Neuberger Berman, LLC
Portfolio)
------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          Neuberger Berman Management Inc.
                                                  Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA         OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            OppenheimerFunds, Inc.


------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA        OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                    Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Harris Investment Management, Inc.
------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                 Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------


                     Fund Name                                        Investment Objective
Phoenix Mid-Cap Growth Series                       Capital appreciation

-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         As high a level of current income as is consistent with
                                                    the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Long-term total return

-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent investment
                                                    risk


-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth /1/
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /1/ Long-term capital growth with current income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Current income with capital growth as a secondary
Moderate /1/                                        consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Long-term capital growth and current income with a
Growth /1/                                          greater emphasis on capital growth
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Long-term capital appreciation with current income as
                                                    a secondary investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Long-term capital appreciation by investing primarily
                                                    in small-capitalization stocks that appear to be
                                                    undervalued with current income as a secondary
                                                    investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Long-term capital appreciation with current income as
                                                    a secondary consideration

-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series          High total return


-------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio    Seeks maximum real return consistent with prudent
                                                    investment management
-------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                         Seeks maximum real return, consistent with
                                                    preservation of real capital and prudent investment
                                                    management
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                        Seeks maximum total return, consistent with
                                                    preservation of capital and prudent investment
                                                    management
-------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                          Seeks a combination of growth of capital and current
                                                    income, with relatively low risk and relatively low
                                                    fluctuations in value
-------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                              Seeks high current income while seeking to control
                                                    risk
-------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                      Seeks a combination of growth of capital, current
                                                    income, growth of income and relatively low risk as
                                                    compared with the stock market as a whole
-------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                    Seeks growth of capital
-------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                     Seeks growth of capital
-------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio               Seeks investment results that correspond to the total
                                                    return performance of U.S. common stock, as
                                                    represented by the S&P MidCap 400 Index
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------



                     Fund Name                                Investment Advisor / Subadvisor
Phoenix Mid-Cap Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Neuberger Berman Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                      income portion) Phoenix Investment
                                                      Counsel, Inc. (equity portion)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                      Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth /1/                                Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /1/ Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Moderate /1/                                         Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc. Limited Services
Growth /1/                                           Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.


-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Morgan Stanley Investment
                                                      Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series          Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Morgan Stanley Investment
                                                      Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio    Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                         Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                        Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                          Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                              Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                      Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                    Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                     Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio               Summit Investment Partners, Inc.


-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------------


                Fund Name                           Investment Objective                Investment Advisor / Subadvisor
Templeton Foreign Securities Fund          Long-term capital growth                Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           Long-term capital growth                Templeton Global Advisors Limited
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio Capital appreciation and current income Morgan Stanley Investment Management Inc.
----------------------------------------------------------------------------------------------------------------------------
Wanger International Select                Long-term growth of capital             Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap /2/         Long-term growth of capital             Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
Wanger Select                              Long-term growth of capital             Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /3/          Long-term growth of capital             Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------------


-----------------

/1/ Closed to new investment, effective March 24, 2008
/2 /Effective June 1, 2008, to be known as Wanger International
/3/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon
                                Premium     Upon
    State                       Payment Annuitization Nonqualified Qualified
    -----                       ------- ------------- ------------ ---------
    California.................               X           2.35%      0.50%

    Florida....................               X           1.00       1.00

    Maine......................    X                      2.00/1/

    Nevada.....................               X           3.50

    South Dakota...............    X                      1.25/2/

    Texas......................               X           0.04/3/    0.04

    West Virginia..............               X           1.00       1.00

    Wyoming....................               X           1.00

    Commonwealth of Puerto Rico               X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



-----------------

/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------


  The following tables give the historical unit values for a single share of each of the available investment options. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts



                                     Investment Investment
                                       Option     Option       Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
             Investment Option       of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $1.100         60
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/26/07* to 12/31/07     $1.000     $1.020         40
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.958         43
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.968         28
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.944         42
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.981         47
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.894         33
         Phoenix Money Market Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $1.023         13
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $1.004         44
         Phoenix-Aberdeen International Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $1.054         89
         Phoenix-Duff & Phelps Real Estate Securities Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.866         26
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $1.027         2
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.882         32
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $0.981         0
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/18/07* to 12/31/07     $1.000     $1.160         21
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/07* to 12/31/07      $1.000     $1.020         19
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/07* to 12/31/07      $1.000     $1.023         76



*Date investment option began operations.

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     Sentinel Variable Products Small Company Fund
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 9/7/07* to 12/31/07           $1.000     $1.005        10
     Templeton Growth Securities Fund - Class 2
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.955        41
     Wanger International Small Cap
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $1.034        18

     Death Benefit Option 2 Contracts

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio - Service Class
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $1.099        110
     Fidelity VIP Investment Grade Bond Portfolio - Service Class
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $1.019        57
     Franklin Income Securities Fund - Class 2
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.957        29
     Lord Abbett Growth and Income Portfolio - Class VC
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.967        21
     Mutual Shares Securities Fund - Class 2
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.943        29
     Neuberger Berman AMT Guardian Portfolio - S Class
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.980        102
     Oppenheimer Main Street Small Cap Fund/VA - Service Shares
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.893        64
     Phoenix Money Market Series
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $1.022         8
     Phoenix Multi-Sector Fixed Income Series
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $1.003        61
     Phoenix-Aberdeen International Series
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $1.053        183
     Phoenix-Duff & Phelps Real Estate Securities Series
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.866        59
     Phoenix-Sanford Bernstein Mid-Cap Value Series
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $0.881        72
     PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/18/07* to 12/31/07          $1.000     $1.158        48
     Sentinel Variable Products Bond Fund
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 9/7/07* to 12/31/07           $1.000     $1.020        41



*Date investment option began operations.


                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.023        206
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.005        30
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/18/07* to 12/31/07   $1.000     $0.954        28
         Wanger International Small Cap
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/18/07* to 12/31/07   $1.000     $1.033        41



*Date investment option began operations.

                                    PART B

                   Version B is not affected by this filing

                                                                    [Version A]
                                   Big Edge
                             The Big Edge Plus(R)
                            Group Strategic Edge(R)
                      The Big Edge Choice(R) for New York

                        Phoenix Life Insurance Company
        Phoenix Life Variable Accumulation Account ("Separate Account")
                Variable Accumulation Deferred Annuity Contract

                      Statement of Additional Information

Home Office:                                      Phoenix Life Insurance Company
One American Row                                     Annuity Operations Division
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                  May 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               Table of Contents


                                                                            Page
                                                                            ----
                                                                            ----
Phoenix Life Insurance Company.............................................    2
Underwriter................................................................    2
Services...................................................................    2
Performance History........................................................    3
Calculation of Yield and Return............................................   29
Calculation of Annuity Payments............................................   31
Experts....................................................................   33
Separate Account Financial Statements...................................... SA-1
Company Financial Statements...............................................  F-1

Phoenix Life Insurance Company

   On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992), converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Underwriter

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

Services

Servicing Agent

   The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


   The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



        Year Ended December 31,                              Fee Paid
        -----------------------                            ------------
        2005                                               $1.9 Million
        2006                                               $1.5 Million
        2007                                               $1.7 Million


Other Service Providers

   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


          Year Ended December 31,                            Fee Paid
          -----------------------                            --------
          2005                                               $ 86,000
          2006                                               $101,000
          2007                                               $ 95,000



   Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



         Year Ended December 31,                             Fee Paid
         -----------------------                            -----------
         2005                                               $159,779.94
         2006                                               $177,316.43
         2007                                               $352,306.86



   Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



        Year Ended December 31,                              Fee Paid
        -----------------------                            ------------
        2005                                               $548,916.200
        2006                                               $537,086.622
        2007                                               $ 560,416.07

Performance History


   From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market investment option, as yield of the Phoenix Multi-Sector Fixed Income investment option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income investment option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

   When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

   Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

   Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

   For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

                                  Big Edge(R)
Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                                                   Inception                             Since
                        Investment Option                            Date     1 Year  5 Years 10 Years Inception*
                        -----------------                          ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                                 3/30/2001    4.73%  10.48%             2.84%
AIM V.I. Core Equity Fund                                          4/21/2006    1.08%                     5.80%
AIM V.I. Mid Cap Core Equity                                       12/1/2004    2.43%                     7.27%
Alger American Leveraged AllCap Portfolio                           6/5/2000   24.89%  19.58%             0.40%
DWS Equity 500 Index VIP                                           10/29/2001  -1.56%  10.67%             5.34%
Federated Fund For U.S. Government Securities II                   7/15/1999   -0.63%   1.91%             4.14%
Federated High Income Bond Fund II- Primary Shares- Primary Shares 7/15/1999   -3.31%   7.87%             3.38%
Fidelity VIP Contrafund(R) Portfolio                                6/5/2000    9.88%  15.86%             5.94%
Fidelity VIP Growth Opportunities Portfolio                         6/5/2000   15.06%  12.49%             0.29%
Fidelity VIP Growth Portfolio                                       6/5/2000   18.65%  12.53%            -1.65%
Fidelity VIP Investment Grade Bond Portfolio                       1/29/2007                             -2.01%
Franklin Income Securities Fund                                    4/28/2006   -3.00%                     4.67%
Lazard Retirement Small-Cap Portfolio                              4/25/2005  -13.26%                     3.24%
Lord Abbett Bond-Debenture Portfolio                               4/20/2005   -0.72%                     4.43%
Lord Abbett Growth and Income Portfolio                            4/20/2005   -3.30%                     7.97%
Lord Abbett Mid-Cap Value Portfolio                                4/20/2005   -5.97%                     6.92%
Mutual Shares Securities Fund                                      11/2/1998   -3.26%  11.92%             8.14%
Neuberger Berman AMT Fasciano Portfolio                            4/28/2006   -6.03%                    -5.63%
Neuberger Berman AMT Guardian Portfolio                            4/28/2006    0.17%                     3.53%
Oppenheimer Capital Appreciation Fund/VA                           4/28/2006    6.46%                     4.92%
Oppenheimer Global Securities Fund/VA                              4/28/2006   -0.82%                     3.35%
Oppenheimer Main Street Small Cap Fund/VA                          4/28/2006   -7.82%                    -4.72%
Phoenix Capital Growth Series                                      12/31/1982   3.55%   7.67%  -0.48%     9.91%
Phoenix Growth & Income Series                                      3/2/1998   -0.28%  11.15%             4.52%
Phoenix Mid-Cap Growth Series                                       3/2/1998   13.90%  10.81%             5.26%
Phoenix Money Market Series                                        10/8/1982   -1.95%   0.90%   2.25%     4.08%
Phoenix Multi-Sector Fixed Income Series                           12/31/1982  -3.04%   4.87%   4.45%     7.69%
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003   -2.78%                     2.41%
Phoenix Strategic Allocation Series                                9/17/1984   -0.91%   7.56%   5.47%     9.17%
Phoenix-Aberdeen International Series                               5/1/1990    7.48%  20.55%   8.34%     8.12%
Phoenix-Alger Small-Cap Growth Series                              8/12/2002    8.56%  18.26%            17.12%
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995  -21.23%  17.93%  11.06%    14.12%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth          2/3/2006    1.39%                     6.70%
Phoenix Dynamic Asset Allocation Series: Growth                     2/3/2006    1.29%                     5.32%
Phoenix Dynamic Asset Allocation Series: Moderate                   2/3/2006    0.96%                     2.97%
Phoenix Dynamic Asset Allocation Series: Moderate Growth            2/3/2006    1.44%                     4.80%
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998   -4.64%  14.56%             7.31%
Phoenix-Sanford Bernstein Small Cap Value Series                   11/20/2000  -8.48%  14.82%            12.12%
Phoenix-Van Kampen Comstock Series                                  3/2/1998   -8.59%   9.90%             6.29%
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997   -1.95%   9.63%   3.64%     4.00%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               4/28/2006   15.16%                     5.72%
PIMCO VIT Real Return Portfolio                                    4/28/2006    3.34%                     2.99%
PIMCO VIT Total Return Portfolio                                   4/28/2006    1.57%                     3.02%
Rydex Variable Trust Sector Rotation Fund                           6/2/2003   14.79%                    14.34%
Sentinel Balanced Fund                                             9/10/2007                             -3.73%
Sentinel Bond Fund                                                 9/10/2007                             -3.41%
Sentinel Common Stock Fund                                         9/10/2007                             -3.29%
Sentinel Mid Cap Growth Fund                                       9/10/2007                              2.48%
Sentinel Small Company Fund                                        9/10/2007                             -4.07%

Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                             Inception                            Since
             Investment Option                 Date     1 Year 5 Years 10 Years Inception*
             -----------------               ---------- ------ ------- -------- ----------
Templeton Developing Markets Securities Fund 9/27/1996  20.44%  29.89%  10.42%     5.76%
Templeton Foreign Securities Fund            5/11/1992   7.96%  17.38%   6.84%     9.13%
Templeton Global Asset Allocation Fund       11/28/1988  2.86%  14.16%   7.74%     9.44%
Templeton Growth Securities Fund             11/3/1988  -4.32%  13.88%   7.62%     9.57%
Van Kampen UIF Equity and Income Portfolio   4/28/2006  -3.37%                     2.26%
Wanger International Select                   2/1/1999  13.88%  25.55%            14.86%
Wanger International Small Cap                5/1/1995   8.76%  28.22%  15.83%    17.13%
Wanger Select                                 2/1/1999   2.28%  15.74%            13.23%
Wanger U.S. Smaller Companies                 5/1/1995  -1.47%  14.56%   8.28%    13.12%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                             The Big Edge Plus(R)
Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                                           Inception                             Since
                    Investment Option                        Date     1 Year  5 Years 10 Years Inception*
                    -----------------                      ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                         3/30/2001    4.47%  10.20%             2.58%
AIM V.I Core Equity Fund                                   4/21/2006    0.83%                     5.53%
AIM V.I. Mid Cap Core Equity                               12/1/2004    2.17%                     7.00%
Alger American Leveraged AllCap Portfolio                   6/5/2000   24.57%  19.28%             0.14%
DWS Equity 500 Index VIP                                   10/29/2001  -1.81%  10.39%             5.07%
Federated Fund For U.S. Government Securities II           7/15/1999   -0.88%   1.65%             3.88%
Federated High Income Bond Fund II- Primary Shares         7/15/1999   -3.55%   7.59%             3.12%
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000    9.60%  15.57%             5.67%
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000   14.77%  12.20%             0.04%
Fidelity VIP Growth Portfolio                               6/5/2000   18.34%  12.25%            -1.90%
Fidelity VIP Investment Grade Bond Portfolio               1/29/2007                             -2.24%
Franklin Income Securities Fund                            4/28/2006   -3.24%                     4.41%
Lazard Retirement Small-Cap Portfolio                      4/25/2005  -13.48%                     2.98%
Lord Abbett Bond-Debenture Portfolio                       4/20/2005   -0.98%                     4.17%
Lord Abbett Growth and Income Portfolio                    4/20/2005   -3.54%                     7.70%
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005   -6.21%                     6.65%
Mutual Shares Securities Fund                              11/2/1998   -3.50%  11.64%             7.87%
Neuberger Berman AMT Fasciano Portfolio                    4/28/2006   -6.27%                    -5.87%
Neuberger Berman AMT Guardian Portfolio                    4/28/2006   -0.09%                     3.27%
Oppenheimer Capital Appreciation Fund/VA                   4/28/2006    6.19%                     4.65%
Oppenheimer Global Securities Fund/VA                      4/28/2006   -1.07%                     3.09%
Oppenheimer Main Street Small Cap Fund/VA                  4/28/2006   -8.05%                    -4.96%
Phoenix Capital Growth Series                              12/31/1982   3.29%   7.40%  -0.73%     9.63%
Phoenix Growth & Income Series                              3/2/1998   -0.54%  10.87%             4.25%
Phoenix Mid-Cap Growth Series                               3/2/1998   13.61%  10.53%             5.01%
Phoenix Money Market Series                                10/8/1982   -2.20%   0.64%   1.99%     3.81%
Phoenix Multi-Sector Fixed Income Series                   12/31/1982  -3.29%   4.60%   4.19%     7.42%
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003   -3.03%                     2.16%
Phoenix Strategic Allocation Series                        9/17/1984   -1.16%   7.28%   5.20%     8.90%
Phoenix-Aberdeen International Series                       5/1/1990    7.20%  20.25%   8.06%     7.85%
Phoenix-Alger Small-Cap Growth Series                      8/12/2002    8.28%  17.96%            16.82%
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995  -21.43%  17.64%  10.78%    13.83%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth  2/3/2006    1.13%                     6.43%
Phoenix Dynamic Asset Allocation Series: Growth             2/3/2006    1.03%                     5.06%
Phoenix Dynamic Asset Allocation Series: Moderate           2/3/2006    0.70%                     2.71%
Phoenix Dynamic Asset Allocation Series: Moderate Growth    2/3/2006    1.19%                     4.54%
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998   -4.89%  14.27%             7.04%
Phoenix-Sanford Bernstein Small Cap Value Series           11/20/2000  -8.72%  14.53%            11.84%
Phoenix-Van Kampen Comstock Series                          3/2/1998   -8.82%   9.63%             6.02%
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997   -2.20%   9.35%   3.38%     3.73%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       4/28/2006   14.86%                     5.46%
PIMCO VIT Real Return Portfolio                            4/28/2006    3.08%                     2.73%
PIMCO VIT Total Return Portfolio                           4/28/2006    1.31%                     2.76%
Rydex Variable Trust Sector Rotation Fund                   6/2/2003   14.49%                    14.05%
Sentinel Balanced Fund                                     9/10/2007                             -3.81%
Sentinel Bond Fund                                         9/10/2007                             -3.49%
Sentinel Common Stock Fund                                 9/10/2007                             -3.36%
Sentinel Mid Cap Growth Fund                               9/10/2007                              2.40%
Sentinel Small Company Fund                                9/10/2007                             -4.15%

Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                             Inception                            Since
             Investment Option                 Date     1 Year 5 Years 10 Years Inception*
             -----------------               ---------- ------ ------- -------- ----------
Templeton Developing Markets Securities Fund 9/27/1996  20.13%  29.56%  10.14%     5.50%
Templeton Foreign Securities Fund            5/11/1992   7.68%  17.08%   6.57%     8.98%
Templeton Global Asset Allocation Fund       11/28/1988  2.60%  13.87%   7.47%     9.16%
Templeton Growth Securities Fund             11/3/1988  -4.56%  13.59%   7.35%     9.29%
Van Kampen UIF Equity and Income Portfolio   4/28/2006  -3.61%                     2.01%
Wanger International Select                   2/1/1999  13.59%  25.24%            14.63%
Wanger International Small Cap                5/1/1995   8.48%  27.89%  15.54%    16.83%
Wanger Select                                 2/1/1999   2.02%  15.45%            12.96%
Wanger U.S. Smaller Companies                 5/1/1995  -1.72%  14.27%   8.01%    12.87%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                      Group Strategic Edge(R) - Allocated
Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                                           Inception                             Since
                    Investment Option                        Date     1 Year  5 Years 10 Years Inception*
                    -----------------                      ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                         3/30/2001    3.97%  10.27%             2.71%
AIM V.I Core Equity Fund                                   4/21/2006    0.35%                     5.23%
AIM V.I. Mid Cap Core Equity                               12/1/2004    1.68%                     7.01%
Alger American Leveraged AllCap Portfolio                   6/5/2000   23.95%  19.33%             0.41%
DWS Equity 500 Index VIP                                   10/29/2001  -2.26%  10.45%             5.22%
Federated Fund For U.S. Government Securities II           7/15/1999   -1.35%   1.76%             4.02%
Federated High Income Bond Fund II- Primary Shares         7/15/1999   -4.00%   7.67%             3.29%
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000    9.07%  15.62%             5.85%
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000   14.21%  12.27%             0.26%
Fidelity VIP Growth Portfolio                               6/5/2000   17.76%  12.31%            -1.65%
Fidelity VIP Investment Grade Bond Portfolio               1/29/2007                             -2.86%
Franklin Income Securities Fund                            4/28/2006   -3.69%                     4.11%
Lazard Retirement Small-Cap Portfolio                      4/25/2005  -13.86%                     2.88%
Lord Abbett Bond-Debenture Portfolio                       4/20/2005   -1.44%                     4.09%
Lord Abbett Growth and Income Portfolio                    4/20/2005   -3.99%                     7.60%
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005   -6.64%                     6.56%
Mutual Shares Securities Fund                              11/2/1998   -3.95%  11.70%             8.00%
Neuberger Berman AMT Fasciano Portfolio                    4/28/2006   -6.70%                    -6.13%
Neuberger Berman AMT Guardian Portfolio                    4/28/2006   -0.56%                     2.97%
Oppenheimer Capital Appreciation Fund/VA                   4/28/2006    5.68%                     4.36%
Oppenheimer Global Securities Fund/VA                      4/28/2006   -1.54%                     2.79%
Oppenheimer Main Street Small Cap Fund/VA                  4/28/2006   -8.47%                    -5.23%
Phoenix Capital Growth Series                              12/31/1982   2.80%   7.47%  -0.55%     9.68%
Phoenix Growth & Income Series                              3/2/1998   -1.00%  10.93%             4.40%
Phoenix Mid-Cap Growth Series                               3/2/1998   13.05%  10.60%             5.14%
Phoenix Money Market Series                                10/8/1982   -2.65%   0.76%   2.15%     3.92%
Phoenix Multi-Sector Fixed Income Series                   12/31/1982  -3.74%   4.69%   4.34%     7.49%
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003   -3.48%                     2.23%
Phoenix Strategic Allocation Series                        9/17/1984   -1.63%   7.36%   5.34%     8.96%
Phoenix-Aberdeen International Series                       5/1/1990    6.69%  20.29%   8.21%     7.96%
Phoenix-Alger Small-Cap Growth Series                      8/12/2002    7.76%  18.00%            16.90%
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995  -21.76%  17.67%  10.92%    13.92%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth  2/3/2006    0.66%                     6.16%
Phoenix Dynamic Asset Allocation Series: Growth             2/3/2006    0.55%                     4.80%
Phoenix Dynamic Asset Allocation Series: Moderate           2/3/2006    0.23%                     2.46%
Phoenix Dynamic Asset Allocation Series: Moderate Growth    2/3/2006    0.71%                     4.28%
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998   -5.32%  14.32%             7.19%
Phoenix-Sanford Bernstein Small Cap Value Series           11/20/2000  -9.13%  14.57%            11.96%
Phoenix-Van Kampen Comstock Series                          3/2/1998   -9.24%   9.69%             6.14%
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997   -2.66%   9.42%   3.53%     3.87%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       4/28/2006   14.30%                     5.16%
PIMCO VIT Real Return Portfolio                            4/28/2006    2.59%                     2.45%
PIMCO VIT Total Return Portfolio                           4/28/2006    0.83%                     2.48%
Rydex Variable Trust Sector Rotation Fund                   6/2/2003   13.93%                    14.10%
Templeton Developing Markets Securities Fund               9/27/1996   19.54%  29.58%  10.32%     5.76%
Templeton Foreign Securities Fund                          5/11/1992    7.17%  17.13%   6.72%     9.08%
Templeton Global Asset Allocation Fund                     11/28/1988   2.11%  13.92%   7.61%     9.24%
Templeton Growth Securities Fund                           11/3/1988   -5.00%  13.64%   7.49%     9.38%
Van Kampen UIF Equity and Income Portfolio                 4/28/2006   -4.06%                     1.71%

Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                 Inception                           Since
        Investment Option          Date    1 Year 5 Years 10 Years Inception*
        -----------------        --------- ------ ------- -------- ----------
  Wanger International Select    2/1/1999  13.04%  25.27%            14.74%
  Wanger International Small Cap 5/1/1995   7.96%  27.92%  15.64%    16.90%
  Wanger Select                  2/1/1999   1.54%  15.50%            13.07%
  Wanger U.S. Smaller Companies  5/1/1995  -2.18%  14.32%   8.14%    12.95%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                     Group Strategic Edge(R) - Unallocated
Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                                           Inception                             Since
                    Investment Option                        Date     1 Year  5 Years 10 Years Inception*
                    -----------------                      ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                         3/30/2001    4.96%   9.79%             2.33%
AIM V.I Core Equity Fund                                   4/21/2006    1.31%                     5.82%
AIM V.I. Mid Cap Core Equity                               12/1/2004    2.66%                     6.61%
Alger American Leveraged AllCap Portfolio                   6/5/2000   25.13%  18.81%             0.06%
DWS Equity 500 Index VIP                                   10/29/2001  -1.33%   9.97%             4.80%
Federated Fund For U.S. Government Securities II           7/15/1999   -0.40%   1.31%             3.81%
Federated High Income Bond Fund II- Primary Shares         7/15/1999   -3.08%   7.20%             3.08%
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000   10.11%  15.11%             5.49%
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000   15.30%  11.78%            -0.08%
Fidelity VIP Growth Portfolio                               6/5/2000   18.89%  11.82%            -1.99%
Fidelity VIP Investment Grade Bond Portfolio               1/29/2007                             -1.93%
Franklin Income Securities Fund                            4/28/2006   -2.77%                     4.70%
Lazard Retirement Small-Cap Portfolio                      4/25/2005  -13.04%                     2.84%
Lord Abbett Bond-Debenture Portfolio                       4/20/2005   -0.50%                     4.05%
Lord Abbett Growth and Income Portfolio                    4/20/2005   -3.07%                     7.56%
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005   -5.75%                     6.51%
Mutual Shares Securities Fund                              11/2/1998   -3.03%  11.21%             7.90%
Neuberger Berman AMT Fasciano Portfolio                    4/28/2006   -5.81%                    -5.59%
Neuberger Berman AMT Guardian Portfolio                    4/28/2006    0.40%                     3.56%
Oppenheimer Capital Appreciation Fund/VA                   4/28/2006    6.69%                     4.95%
Oppenheimer Global Securities Fund/VA                      4/28/2006   -0.59%                     3.38%
Oppenheimer Main Street Small Cap Fund/VA                  4/28/2006   -7.60%                    -4.69%
Phoenix Capital Growth Series                              12/31/1982   3.78%   7.00%  -0.63%     9.68%
Phoenix Growth & Income Series                              3/2/1998   -0.06%  10.45%             4.31%
Phoenix Mid-Cap Growth Series                               3/2/1998   14.13%  10.12%             5.05%
Phoenix Money Market Series                                10/8/1982   -1.72%   0.32%   2.06%     3.92%
Phoenix Multi-Sector Fixed Income Series                   12/31/1982  -2.82%   4.23%   4.25%     7.49%
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003   -2.56%                     1.75%
Phoenix Strategic Allocation Series                        9/17/1984   -0.68%   6.89%   5.25%     8.96%
Phoenix-Aberdeen International Series                       5/1/1990    7.71%  19.76%   8.12%     7.96%
Phoenix-Alger Small-Cap Growth Series                      8/12/2002    8.79%  17.49%            16.40%
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995  -21.02%  17.15%  10.82%    13.92%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth  2/3/2006    1.62%                     6.70%
Phoenix Dynamic Asset Allocation Series: Growth             2/3/2006    1.52%                     5.32%
Phoenix Dynamic Asset Allocation Series: Moderate           2/3/2006    1.18%                     2.97%
Phoenix Dynamic Asset Allocation Series: Moderate Growth    2/3/2006    1.67%                     4.80%
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998   -4.42%  13.82%             7.10%
Phoenix-Sanford Bernstein Small Cap Value Series           11/20/2000  -8.26%  14.07%            11.55%
Phoenix-Van Kampen Comstock Series                          3/2/1998   -8.37%   9.21%             6.05%
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997   -1.73%   8.94%   3.44%     3.87%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       4/28/2006   15.40%                     5.76%
PIMCO VIT Real Return Portfolio                            4/28/2006    3.57%                     3.03%
PIMCO VIT Total Return Portfolio                           4/28/2006    1.80%                     3.06%
Rydex Variable Trust Sector Rotation Fund                   6/2/2003   15.02%                    13.55%
Templeton Developing Markets Securities Fund               9/27/1996   20.68%  29.01%  10.23%     5.76%
Templeton Foreign Securities Fund                          5/11/1992    8.19%  16.62%   6.63%     9.08%
Templeton Global Asset Allocation Fund                     11/28/1988   3.09%  13.43%   7.51%     9.24%
Templeton Growth Securities Fund                           11/3/1988   -4.09%  13.14%   7.39%     9.38%
Van Kampen UIF Equity and Income Portfolio                 4/28/2006   -3.14%                     2.29%

Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                 Inception                           Since
        Investment Option          Date    1 Year 5 Years 10 Years Inception*
        -----------------        --------- ------ ------- -------- ----------
  Wanger International Select    2/1/1999  14.12%  24.72%            14.52%
  Wanger International Small Cap 5/1/1995   8.99%  27.36%  15.54%    16.90%
  Wanger Select                  2/1/1999   2.51%  15.00%            12.85%
  Wanger U.S. Smaller Companies  5/1/1995  -1.24%  13.82%   8.05%    12.95%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                        Big Edge Choice(R) for New York
Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                                           Inception                             Since
                    Investment Option                        Date     1 Year  5 Years 10 Years Inception*
                    -----------------                      ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                         3/30/2001    3.99%  10.18%             2.35%
AIM V.I Core Equity Fund                                   4/21/2006    0.15%                     5.37%
AIM V.I. Mid Cap Core Equity                               12/1/2004    1.56%                     6.89%
Alger American Leveraged AllCap Portfolio                   6/5/2000   25.22%  19.43%            -0.11%
DWS Equity 500 Index VIP                                   10/29/2001  -2.63%  10.37%             4.86%
Federated Fund For U.S. Government Securities II           7/15/1999   -1.66%   1.41%             3.75%
Federated High Income Bond Fund II- Primary Shares         7/15/1999   -4.47%   7.51%             2.99%
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000    9.41%  15.65%             5.46%
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000   14.87%  12.23%            -0.21%
Fidelity VIP Growth Portfolio                               6/5/2000   18.64%  12.27%            -2.14%
Fidelity VIP Investment Grade Bond Portfolio               1/29/2007                             -3.08%
Franklin Income Securities Fund                            4/28/2006   -4.15%                     4.18%
Lazard Retirement Small-Cap Portfolio                      4/25/2005  -14.41%                     2.73%
Lord Abbett Bond-Debenture Portfolio                       4/20/2005   -1.76%                     3.98%
Lord Abbett Growth and Income Portfolio                    4/20/2005   -4.47%                     7.68%
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005   -7.22%                     6.58%
Mutual Shares Securities Fund                              11/2/1998   -4.42%  11.65%             7.71%
Neuberger Berman AMT Fasciano Portfolio                    4/28/2006   -7.28%                    -6.52%
Neuberger Berman AMT Guardian Portfolio                    4/28/2006   -0.82%                     2.97%
Oppenheimer Capital Appreciation Fund/VA                   4/28/2006    5.81%                     4.43%
Oppenheimer Global Securities Fund/VA                      4/28/2006   -1.86%                     2.78%
Oppenheimer Main Street Small Cap Fund/VA                  4/28/2006   -9.04%                    -5.62%
Phoenix Capital Growth Series                              12/31/1982   2.74%   7.32%  -0.87%     9.49%
Phoenix Growth & Income Series                              3/2/1998   -1.29%  10.87%             4.13%
Phoenix Mid-Cap Growth Series                               3/2/1998   13.64%  10.52%             4.87%
Phoenix Money Market Series                                10/8/1982   -3.04%   0.37%   1.86%     3.68%
Phoenix Multi-Sector Fixed Income Series                   12/31/1982  -4.20%   4.45%   4.03%     7.27%
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003   -3.93%                     1.91%
Phoenix Strategic Allocation Series                        9/17/1984   -1.95%   7.20%   5.07%     8.77%
Phoenix-Aberdeen International Series                       5/1/1990    6.88%  20.41%   8.18%     7.86%
Phoenix-Alger Small-Cap Growth Series                      8/12/2002    8.02%  18.09%            16.82%
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995  -22.28%  17.76%  10.64%    13.69%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth  2/3/2006    0.47%                     6.36%
Phoenix Dynamic Asset Allocation Series: Growth             2/3/2006    0.36%                     4.91%
Phoenix Dynamic Asset Allocation Series: Moderate           2/3/2006    0.01%                     2.43%
Phoenix Dynamic Asset Allocation Series: Moderate Growth    2/3/2006    0.53%                     4.36%
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998   -5.88%  14.34%             6.91%
Phoenix-Sanford Bernstein Small Cap Value Series           11/20/2000  -9.70%  14.60%            11.63%
Phoenix-Van Kampen Comstock Series                          3/2/1998   -9.81%   9.59%             5.75%
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997   -3.05%   9.31%   3.24%     3.60%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       4/28/2006   14.97%                     5.28%
PIMCO VIT Real Return Portfolio                            4/28/2006    2.53%                     2.40%
PIMCO VIT Total Return Portfolio                           4/28/2006    0.66%                     2.44%
Rydex Variable Trust Sector Rotation Fund                   6/2/2003   14.58%                    14.10%
Sentinel Balanced Fund                                     9/10/2007                             -4.66%
Sentinel Bond Fund                                         9/10/2007                             -4.32%
Sentinel Common Stock Fund                                 9/10/2007                             -4.19%
Sentinel Mid Cap Growth Fund                               9/10/2007                              1.90%
Sentinel Small Company Fund                                9/10/2007                             -5.01%

Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                             Inception                            Since
             Investment Option                 Date     1 Year 5 Years 10 Years Inception*
             -----------------               ---------- ------ ------- -------- ----------
Templeton Developing Markets Securities Fund 9/27/1996  20.53%  29.85%  10.00%     5.36%
Templeton Foreign Securities Fund            5/11/1992   7.39%  17.20%   6.49%     8.88%
Templeton Global Asset Allocation Fund       11/28/1988  2.02%  13.92%   7.33%     9.03%
Templeton Growth Securities Fund             11/3/1988  -5.54%  13.64%   7.22%     9.16%
Van Kampen UIF Equity and Income Portfolio   4/28/2006  -4.54%                     1.64%
Wanger International Select                   2/1/1999  13.63%  25.48%            14.48%
Wanger International Small Cap                5/1/1995   8.23%  28.17%  15.39%    16.69%
Wanger Select                                 2/1/1999   1.41%  15.53%            12.82%
Wanger U.S. Smaller Companies                 5/1/1995  -2.54%  14.34%   7.94%    12.75%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                                  Big Edge(R)
                     Non-Standardized Annual Total Return


               Investment Option                  1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
               -----------------                 -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               18.12% 43.18% -11.79% -24.05% -25.11% 28.23%  5.56%  7.75%  5.24% 10.89%
AIM V.I. Core Equity Fund                        26.42% 32.91% -15.41% -23.61% -16.42% 23.18%  7.88%  4.27% 15.54%  7.03%
AIM V.I. Mid Cap Core Equity                                                   -11.99% 26.05% 12.68%  6.54% 10.13%  8.45%
Alger American Leveraged AllCap Portfolio        56.26% 76.29% -25.56% -16.78% -34.57% 33.38%  7.11% 13.31% 18.07% 32.19%
AllianceBernstein Balanced Wealth Strategy                                                            5.95% 12.63%  4.21%
AllianceBernstein Wealth Appreciation Strategy
Portfolio
DWS Equity 500 Index VIP                         27.43% 19.19% -10.14% -13.08% -23.09% 26.88%  9.49%  3.63% 14.37%  4.24%
DWS Small Cap Index VIP                          -3.16%
Federated Fund For U.S. Government Securities II  6.59% -1.58%   9.89%   5.96%   7.96%  1.34%  2.57%  1.01%  3.10%  5.22%
Federated High Income Bond Fund II- Primary
Shares                                            1.67%  1.30%  -9.93%   0.36%   0.37% 20.99%  9.36%  1.63%  9.70%  2.39%
Fidelity VIP Contrafund(R) Portfolio             28.64% 22.91%  -7.64% -13.24% -10.33% 27.07% 14.19% 15.68% 10.48% 16.33%
Fidelity VIP Growth Opportunities Portfolio      23.27%  3.15% -18.01% -15.30% -22.70% 28.37%  5.99%  7.78%  4.25% 21.81%
Fidelity VIP Growth Portfolio                    37.99% 35.92% -11.95% -18.55% -30.90% 31.45%  2.23%  4.62%  5.67% 25.60%
Fidelity VIP Investment Grade Bond Portfolio                             7.22%   9.10%  4.02%  3.28%  1.07%  3.27%  3.16%
Franklin Flex Cap Growth Securities Fund                                                                     4.16% 13.18%
Franklin Income Securities Fund                                 18.24%  -0.25%  -1.60% 30.41% 12.72%  0.60% 17.07%  2.71%
Lazard Retirement Small-Cap Portfolio            -4.18%  4.08%  19.85%  17.44% -18.50% 35.85% 13.74%  2.96% 14.91% -8.13%
Lord Abbett Bond-Debenture Portfolio                                             6.85% 16.83%  6.81%  0.30%  8.24%  5.12%
Lord Abbett Growth and Income Portfolio          11.76% 15.58%  14.63%  -7.65% -18.85% 29.71% 11.53%  2.22% 16.10%  2.40%
Lord Abbett Mid-Cap Value Portfolio                             50.93%   6.97% -10.68% 23.51% 22.80%  7.14% 11.11% -0.43%
Mutual Shares Securities Fund                            8.21%  11.35%   5.97% -12.69% 23.90% 11.51%  9.45% 17.20%  2.44%
Neuberger Berman AMT Fasciano Portfolio                                                23.82% 10.76%  1.88%  4.21% -0.50%
Neuberger Berman AMT Guardian Portfolio                                                30.08% 14.40%  7.07% 11.90%  6.06%
Oppenheimer Capital Appreciation Fund/VA                                       -27.81% 29.39%  5.55%  3.82%  6.61% 12.71%
Oppenheimer Global Securities Fund/VA                                  -13.05% -23.14% 41.44% 17.69% 12.93% 16.20%  5.01%
Oppenheimer Main Street Small Cap Fund/VA                                      -16.77% 42.81% 17.99%  8.63% 13.52% -2.38%
Phoenix Capital Growth Series                    28.73% 28.40% -18.60% -35.24% -25.56% 25.22%  3.92%  2.68%  2.19%  9.64%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   7.36%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     7.24%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.89%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.41%
Phoenix Growth & Income Series                          15.85%  -7.54%  -9.09% -23.29% 26.19%  9.37%  3.76% 16.01%  5.58%
Phoenix Mid-Cap Growth Series                           44.20%  12.62% -26.04% -33.17% 27.55%  5.65%  3.14%  3.09% 20.57%
Phoenix Money Market Series                       4.05%  3.78%   4.98%   2.78%   0.41% -0.32% -0.21%  1.56%  3.37%  3.82%
Phoenix Multi-Sector Fixed Income Series         -5.11%  4.41%   5.42%   5.02%   8.90% 13.43%  5.77%  0.77%  5.78%  2.67%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
Phoenix Multi-Sector Short Term Bond Series                                                  4.28%  0.35%  4.66%   2.94%
Phoenix Strategic Allocation Series           19.60%  10.16%  -0.41%   0.85% -12.46% 18.67%  6.38%  0.77% 11.56%   4.92%
Phoenix-Aberdeen International Series         26.67%  28.22% -16.65% -24.81% -15.66% 30.55% 19.58% 17.39% 26.11%  13.79%
Phoenix-Alger Small-Cap Growth Series                                                51.85%  1.10% 14.49% 18.26%  14.93%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -21.99%   3.74%  29.49%   5.55%  10.96% 36.89% 33.35% 13.95% 35.70% -16.56%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.18%  15.74%  21.75%  -9.46% 39.57% 19.20%  6.66% 13.76%   0.97%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.60%  -9.45% 42.42% 21.45%  6.39% 15.58%  -3.09%
Phoenix-Van Kampen Comstock Series                    23.10%  30.87% -18.79% -22.71% 22.64% 11.79%  4.38% 19.69%  -3.20%
Phoenix-Van Kampen Equity 500 Index Series    30.38%  17.65% -12.35% -12.79% -24.45% 24.97%  8.74%  2.66% 13.07%   3.82%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                         21.91%
PIMCO VIT Real Return Portfolio                                                                                    9.42%
PIMCO VIT Total Return Portfolio                                                                                   7.54%
Rydex Variable Trust Sector Rotation Fund                                            28.60%  9.61% 12.58% 10.27%  21.51%

                     Non-Standardized Annual Total Return


             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Sentinel Balanced Fund                                                                       6.37%  4.60% 10.38%  8.57%
Sentinel Bond Fund                                                                           3.70%  0.80%  2.67%  6.53%
Sentinel Common Stock Fund                                            -9.02% -18.16% 30.13%  8.56%  6.58% 14.99% 10.70%
Sentinel Mid Cap Growth Fund                                         -25.02% -24.85% 40.44% 11.21%  2.74%  4.55% 22.64%
Sentinel Small Company Fund                                            4.30% -14.78% 38.06% 14.76%  7.13% 15.02%  7.84%
Summit S&P Midcap 400 Index Portfolio                         14.74%  -2.16% -15.99% 33.40% 14.60% 10.83%  8.63%  6.31%
Templeton Developing Markets Securities Fund -21.83%  51.78% -32.73%  -9.01%  -1.15% 51.46% 23.46% 26.16% 26.81% 27.49%
Templeton Foreign Securities Fund              7.99%  22.02%  -3.34% -16.84% -19.38% 30.89% 17.34%  9.07% 20.23% 14.30%
Templeton Global Asset Allocation Fund         5.05%  21.34%  -0.95% -10.85%  -5.34% 30.64% 14.56%  2.52% 19.90%  8.91%
Templeton Growth Securities Fund              -0.02%  27.52%   6.11%  -2.30% -19.30% 30.82% 14.87%  7.78% 20.59%  1.32%
Van Kampen UIF Equity and Income Portfolio                                                  10.41%  6.31% 11.46%  2.32%
Wanger International Select                                   -2.56% -27.36% -16.14% 39.82% 23.10% 15.27% 34.64% 20.56%
Wanger International Small Cap                15.18% 124.25% -28.57% -22.06% -14.69% 47.38% 28.97% 20.32% 35.79% 15.14%
Wanger Select                                                  8.37%   8.00%  -8.54% 29.42% 18.11%  9.39% 18.51%  8.29%
Wanger U.S. Smaller Companies                  7.61%  23.84%  -9.08%  10.27% -17.64% 41.79% 17.15% 10.14%  6.80%  4.33%


 Annual Total Returns are net of investment management fees and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                             The Big Edge Plus(R)
                     Non-Standardized Annual Total Return


               Investment Option                  1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
               -----------------                 -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               17.82% 42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.97% 10.61%
AIM V.I. Core Equity Fund                        26.10% 32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76%
AIM V.I. Mid Cap Core Equity                                                   -12.21% 25.74% 12.40%  6.28%  9.86%  8.17%
Alger American Leveraged AllCap Portfolio        55.87% 75.85% -25.77% -16.99% -34.74% 33.04%  6.83% 13.02% 17.78% 31.86%
AllianceBernstein Balanced Wealth Strategy                                                            5.69% 12.35%  3.95%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.55% 15.87%  3.53%
DWS Equity 500 Index VIP                         27.12% 18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97%
DWS Small Cap Index VIP                          -3.40% 18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04% -3.12%
Federated Fund For U.S. Government Securities II  6.32% -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%
Federated High Income Bond Fund II- Primary
Shares                                            1.42%  1.04% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%  2.13%
Fidelity VIP Contrafund(R) Portfolio             28.32% 22.61%  -7.87% -13.46% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03%
Fidelity VIP Growth Opportunities Portfolio      22.96%  2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.50%  3.99% 21.50%
Fidelity VIP Growth Portfolio                    37.65% 35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28%
Fidelity VIP Investment Grade Bond Portfolio                             6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%
Franklin Flex Cap Growth Securities Fund                                                                     3.90% 12.90%
Franklin Income Securities Fund                                 17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45%
Lazard Retirement Small-Cap Portfolio            -4.42%  3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.37%
Lord Abbett Bond-Debenture Portfolio                                             6.58% 16.54%  6.54%  0.05%  7.97%  4.85%
Lord Abbett Growth and Income Portfolio          11.48% 15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14%
Lord Abbett Mid-Cap Value Portfolio                             50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68%
Mutual Shares Securities Fund                            7.94%  11.07%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%  2.18%
Neuberger Berman AMT Fasciano Portfolio                                                23.51% 10.48%  1.62%  3.95% -0.75%
Neuberger Berman AMT Guardian Portfolio                                                29.76% 14.11%  6.81% 11.62%  5.79%
Oppenheimer Capital Appreciation Fund/VA                                       -27.99% 29.07%  5.29%  3.56%  6.35% 12.43%
Oppenheimer Global Securities Fund/VA                                  -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%  4.75%
Oppenheimer Main Street Small Cap Fund/VA                                      -16.97% 42.45% 17.70%  8.36% 13.23% -2.63%
Phoenix Capital Growth Series                    28.41% 28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%  9.36%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   7.08%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     6.97%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.62%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.14%
Phoenix Growth & Income Series                          15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%  5.32%
Phoenix Mid-Cap Growth Series                           43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83% 20.27%
Phoenix Money Market Series                       3.79%  3.52%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%  3.56%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
Phoenix Multi-Sector Fixed Income Series      -5.34%   4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%   2.41%
Phoenix Multi-Sector Short Term Bond Series                                                  4.02%  0.10%  4.40%   2.68%
Phoenix Strategic Allocation Series           19.30%   9.88%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%   4.65%
Phoenix-Aberdeen International Series         26.35%  27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50%
Phoenix-Alger Small-Cap Growth Series                                                51.47%  0.85% 14.20% 17.96%  14.64%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -22.19%   3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.31%  -9.68% 42.06% 21.14%  6.12% 15.29%  -3.33%
Phoenix-Van Kampen Comstock Series                    22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39%  -3.45%
Phoenix-Van Kampen Equity 500 Index Series    30.05%  17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%   3.55%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                         21.60%
PIMCO VIT Real Return Portfolio                                                                                    9.14%
PIMCO VIT Total Return Portfolio                                                                                   7.27%
Rydex Variable Trust Sector Rotation Fund                                            28.28%  9.33% 12.29% 10.00%  21.20%

                     Non-Standardized Annual Total Return


             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Sentinel Balanced Fund                                                                       6.10%  4.34% 10.10%  8.30%
Sentinel Bond Fund                                                                           3.45%  0.54%  2.41%  6.26%
Sentinel Common Stock Fund                                            -9.25% -18.36% 29.80%  8.29%  6.31% 14.70% 10.42%
Sentinel Mid Cap Growth Fund                                         -25.21% -25.03% 40.09% 10.93%  2.48%  4.29% 22.33%
Sentinel Small Company Fund                                            4.03% -15.00% 37.72% 14.47%  6.87% 14.73%  7.57%
Summit S&P Midcap 400 Index Portfolio                         14.45%  -2.41% -16.20% 33.07% 14.32% 10.56%  8.36%  6.04%
Templeton Developing Markets Securities Fund -22.03%  51.41% -32.89%  -9.24%  -1.40% 51.08% 23.15% 25.84% 26.49% 27.17%
Templeton Foreign Securities Fund              7.69%  21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93% 14.01%
Templeton Global Asset Allocation Fund         4.78%  21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%  8.63%
Templeton Growth Securities Fund              -0.26%  27.21%   5.85%  -2.54% -19.51% 30.48% 14.58%  7.51% 20.29%  1.06%
Van Kampen UIF Equity and Income Portfolio                                                  10.13%  6.05% 11.18%  2.06%
Wanger International Select                                   -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31% 20.25%
Wanger International Small Cap                14.89% 123.71% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45% 14.85%
Wanger Select                                                  8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%  8.02%
Wanger U.S. Smaller Companies                  7.34%  23.53%  -9.31%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%  4.06%


 Annual Total Returns are net of investment management fees and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                       Group Strategic Edge(R) Allocated

                     Non-Standardized Annual Total Return


              Investment Option                1998    1999   2000    2001    2002    2003   2004   2005   2006   2007
              -----------------               ------  -----  ------  ------  ------  -----  -----  -----  -----  ------
AIM V.I. Capital Appreciation Fund             17.82% 42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.97%  10.61%
AIM V.I. Core Equity Fund                      26.10% 32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%   6.76%
AIM V.I. Mid Cap Core Equity                                                 -12.21% 25.74% 12.40%  6.28%  9.86%   8.17%
Alger American Leveraged AllCap Portfolio      55.87% 75.85% -25.77% -16.99% -34.74% 33.04%  6.83% 13.02% 17.78%  31.86%
DWS Equity 500 Index VIP                       27.12% 18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%   3.97%
Federated Fund For U.S. Government Securities
II                                              6.32% -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%   4.95%
Federated High Income Bond Fund II- Primary
Shares                                          1.42%  1.04% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%   2.13%
Fidelity VIP Contrafund(R) Portfolio           28.32% 22.61%  -7.87% -13.46% -10.56% 26.75% 13.90% 15.39% 10.20%  16.03%
Fidelity VIP Growth Opportunities Portfolio    22.96%  2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.50%  3.99%  21.50%
Fidelity VIP Growth Portfolio                  37.65% 35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40%  25.28%
Fidelity VIP Investment Grade Bond Portfolio                           6.95%   8.83%  3.76%  3.02%  0.82%  3.01%   2.90%
Franklin Income Securities Fund                               17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%   2.45%
Lazard Retirement Small-Cap Portfolio          -4.42%  3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62%  -8.37%
Lord Abbett Bond-Debenture Portfolio                                           6.58% 16.54%  6.54%  0.05%  7.97%   4.85%
Lord Abbett Growth and Income Portfolio        11.48% 15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%   2.14%
Lord Abbett Mid-Cap Value Portfolio                           50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83%  -0.68%
Mutual Shares Securities Fund                          7.94%  11.07%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%   2.18%
Neuberger Berman AMT Fasciano Portfolio                                              23.51% 10.48%  1.62%  3.95%  -0.75%
Neuberger Berman AMT Guardian Portfolio                                              29.76% 14.11%  6.81% 11.62%   5.79%
Oppenheimer Capital Appreciation Fund/VA                                     -27.99% 29.07%  5.29%  3.56%  6.35%  12.43%
Oppenheimer Global Securities Fund/VA                                -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%   4.75%
Oppenheimer Main Street Small Cap Fund/VA                                    -16.97% 42.45% 17.70%  8.36% 13.23%  -2.63%
Phoenix Capital Growth Series                  28.41% 28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%   9.36%
Phoenix Growth & Income Series                        15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%   5.32%
Phoenix Mid-Cap Growth Series                         43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83%  20.27%
Phoenix Money Market Series                     3.79%  3.52%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%   3.56%
Phoenix Multi-Sector Fixed Income Series       -5.34%  4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%   2.41%
Phoenix Multi-Sector Short Term Bond Series                                                  4.02%  0.10%  4.40%   2.68%
Phoenix Strategic Allocation Series            19.30%  9.88%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%   4.65%
Phoenix-Aberdeen International Series          26.35% 27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50%
Phoenix-Alger Small-Cap Growth Series                                                51.47%  0.85% 14.20% 17.96%  14.64%
Phoenix-Duff & Phelps Real Estate Securities
Series                                        -22.19%  3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                  7.08%
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                             6.97%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                           6.62%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                   7.14%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%  0.72%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.31%  -9.68% 42.06% 21.14%  6.12% 15.29% -3.33%
Phoenix-Van Kampen Comstock Series                    22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39% -3.45%
Phoenix-Van Kampen Equity 500 Index Series    30.05%  17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%  3.55%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                        21.60%
PIMCO VIT Real Return Portfolio                                                                                   9.14%
PIMCO VIT Total Return Portfolio                                                                                  7.27%
Rydex Variable Trust Sector Rotation Fund                                            28.28%  9.33% 12.29% 10.00% 21.20%
Templeton Developing Markets Securities Fund -22.03%  51.41% -32.89%  -9.24%  -1.40% 51.08% 23.15% 25.84% 26.49% 27.17%
Templeton Foreign Securities Fund              7.69%  21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93% 14.01%
Templeton Global Asset Allocation Fund         4.78%  21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%  8.63%
Templeton Growth Securities Fund              -0.26%  27.21%   5.85%  -2.54% -19.51% 30.48% 14.58%  7.51% 20.29%  1.06%
Van Kampen UIF Equity and Income Portfolio                                                  10.13%  6.05% 11.18%  2.06%

                     Non-Standardized Annual Total Return


      Investment Option         1998   1999    2000    2001    2002    2003   2004   2005   2006   2007
      -----------------        -----  ------  ------  ------  ------  -----  -----  -----  -----  -----
Wanger International Select                    -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31% 20.25%
Wanger International Small Cap 14.89% 123.71% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45% 14.85%
Wanger Select                                   8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%  8.02%
Wanger U.S. Smaller Companies   7.34%  23.53%  -9.31%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%  4.06%


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                      Group Strategic Edge(R) Unallocated

                     Non-Standardized Annual Total Return


              Investment Option                1998    1999   2000    2001    2002    2003   2004   2005   2006   2007
              -----------------               ------  -----  ------  ------  ------  -----  -----  -----  -----  ------
AIM V.I. Capital Appreciation Fund             17.82% 42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.97%  10.61%
AIM V.I. Core Equity Fund                      26.10% 32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%   6.76%
AIM V.I. Mid Cap Core Equity                                                 -12.21% 25.74% 12.40%  6.28%  9.86%   8.17%
Alger American Leveraged AllCap Portfolio      55.87% 75.85% -25.77% -16.99% -34.74% 33.04%  6.83% 13.02% 17.78%  31.86%
DWS Equity 500 Index VIP                       27.12% 18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%   3.97%
Federated Fund For U.S. Government Securities
II                                              6.32% -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%   4.95%
Federated High Income Bond Fund II- Primary
Shares                                          1.42%  1.04% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%   2.13%
Fidelity VIP Contrafund(R) Portfolio           28.32% 22.61%  -7.87% -13.46% -10.56% 26.75% 13.90% 15.39% 10.20%  16.03%
Fidelity VIP Growth Opportunities Portfolio    22.96%  2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.50%  3.99%  21.50%
Fidelity VIP Growth Portfolio                  37.65% 35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40%  25.28%
Fidelity VIP Investment Grade Bond Portfolio                           6.95%   8.83%  3.76%  3.02%  0.82%  3.01%   2.90%
Franklin Income Securities Fund                               17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%   2.45%
Lazard Retirement Small-Cap Portfolio          -4.42%  3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62%  -8.37%
Lord Abbett Bond-Debenture Portfolio                                           6.58% 16.54%  6.54%  0.05%  7.97%   4.85%
Lord Abbett Growth and Income Portfolio        11.48% 15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%   2.14%
Lord Abbett Mid-Cap Value Portfolio                           50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83%  -0.68%
Mutual Shares Securities Fund                          7.94%  11.07%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%   2.18%
Neuberger Berman AMT Fasciano Portfolio                                              23.51% 10.48%  1.62%  3.95%  -0.75%
Neuberger Berman AMT Guardian Portfolio                                              29.76% 14.11%  6.81% 11.62%   5.79%
Oppenheimer Capital Appreciation Fund/VA                                     -27.99% 29.07%  5.29%  3.56%  6.35%  12.43%
Oppenheimer Global Securities Fund/VA                                -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%   4.75%
Oppenheimer Main Street Small Cap Fund/VA                                    -16.97% 42.45% 17.70%  8.36% 13.23%  -2.63%
Phoenix Capital Growth Series                  28.41% 28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%   9.36%
Phoenix Growth & Income Series                        15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%   5.32%
Phoenix Mid-Cap Growth Series                         43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83%  20.27%
Phoenix Money Market Series                     3.79%  3.52%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%   3.56%
Phoenix Multi-Sector Fixed Income Series       -5.34%  4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%   2.41%
Phoenix Multi-Sector Short Term Bond Series                                                  4.02%  0.10%  4.40%   2.68%
Phoenix Strategic Allocation Series            19.30%  9.88%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%   4.65%
Phoenix-Aberdeen International Series          26.35% 27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50%
Phoenix-Alger Small-Cap Growth Series                                                51.47%  0.85% 14.20% 17.96%  14.64%
Phoenix-Duff & Phelps Real Estate Securities
Series                                        -22.19%  3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                  7.08%
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                             6.97%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                           6.62%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                   7.14%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%  0.72%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.31%  -9.68% 42.06% 21.14%  6.12% 15.29% -3.33%
Phoenix-Van Kampen Comstock Series                    22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39% -3.45%
Phoenix-Van Kampen Equity 500 Index Series    30.05%  17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%  3.55%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                        21.60%
PIMCO VIT Real Return Portfolio                                                                                   9.14%
PIMCO VIT Total Return Portfolio                                                                                  7.27%
Rydex Variable Trust Sector Rotation Fund                                            28.28%  9.33% 12.29% 10.00% 21.20%
Templeton Developing Markets Securities Fund -22.03%  51.41% -32.89%  -9.24%  -1.40% 51.08% 23.15% 25.84% 26.49% 27.17%
Templeton Foreign Securities Fund              7.69%  21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93% 14.01%
Templeton Global Asset Allocation Fund         4.78%  21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%  8.63%
Templeton Growth Securities Fund              -0.26%  27.21%   5.85%  -2.54% -19.51% 30.48% 14.58%  7.51% 20.29%  1.06%
Van Kampen UIF Equity and Income Portfolio                                                  10.13%  6.05% 11.18%  2.06%

                     Non-Standardized Annual Total Return


      Investment Option         1998   1999    2000    2001    2002    2003   2004   2005   2006   2007
      -----------------        -----  ------  ------  ------  ------  -----  -----  -----  -----  -----
Wanger International Select                    -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31% 20.25%
Wanger International Small Cap 14.89% 123.71% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45% 14.85%
Wanger Select                                   8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%  8.02%
Wanger U.S. Smaller Companies   7.34%  23.53%  -9.31%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%  4.06%


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                      The Big Edge Choice(R) for New York

                     Non-Standardized Annual Total Return


               Investment Option                  1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
               -----------------                 -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               17.67% 42.64% -12.12% -24.34% -25.40% 27.74%  5.16%  7.34%  4.84% 10.47%
AIM V.I. Core Equity Fund                        25.94% 32.42% -15.72% -23.89% -16.74% 22.73%  7.48%  3.88% 15.11%  6.62%
AIM V.I. Mid Cap Core Equity                                                   -12.32% 25.58% 12.26%  6.14%  9.72%  8.04%
Alger American Leveraged AllCap Portfolio        55.68% 75.64% -25.87% -17.10% -34.82% 32.88%  6.70% 12.88% 17.63% 31.69%
AllianceBernstein Balanced Wealth Strategy                                                            5.55% 12.21%  3.82%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.42% 15.73%  3.40%
DWS Equity 500 Index VIP                         26.96% 18.74% -10.47% -13.41% -23.38% 26.40%  9.07%  3.24% 13.94%  3.84%
DWS Small Cap Index VIP                          -3.52% 18.53%  -5.18%   0.67% -21.67% 44.43% 16.15%  2.84% 15.89% -3.25%
Federated Fund For U.S. Government Securities II  6.19% -1.95%   9.47%   5.56%   7.55%  0.96%  2.19%  0.63%  2.71%  4.82%
Federated High Income Bond Fund II- Primary
Shares                                            1.30%  0.93% -10.27%  -0.01%  -0.01% 20.54%  8.94%  1.25%  9.29%  2.00%
Fidelity VIP Contrafund(R) Portfolio             28.16% 22.45%  -7.99% -13.57% -10.67% 26.59% 13.75% 15.25% 10.06% 15.89%
Fidelity VIP Growth Opportunities Portfolio      22.81%  2.76% -18.31% -15.63% -22.99% 27.88%  5.59%  7.37%  3.86% 21.34%
Fidelity VIP Growth Portfolio                    37.48% 35.41% -12.28% -18.86% -31.16% 30.96%  1.84%  4.22%  5.27% 25.12%
Fidelity VIP Investment Grade Bond Portfolio                             6.81%   8.69%  3.63%  2.89%  0.69%  2.88%  2.77%
Franklin Flex Cap Growth Securities Fund                                                                     3.77% 12.75%
Franklin Income Securities Fund                                 17.80%  -0.62%  -1.97% 29.92% 12.30%  0.22% 16.63%  2.32%
Lazard Retirement Small-Cap Portfolio            -4.54%  3.69%  19.40%  17.00% -18.80% 35.35% 13.32%  2.57% 14.48% -8.48%
Lord Abbett Bond-Debenture Portfolio                                             6.45% 16.39%  6.41% -0.08%  7.83%  4.72%
Lord Abbett Growth and Income Portfolio          11.35% 15.14%  14.20%  -8.00% -19.15% 29.22% 11.11%  1.83% 15.67%  2.01%
Lord Abbett Mid-Cap Value Portfolio                             50.37%   6.57% -11.02% 23.05% 22.34%  6.74% 10.69% -0.81%
Mutual Shares Securities Fund                            7.54%  10.93%   5.57% -13.02% 23.43% 11.08%  9.04% 16.76%  2.05%
Neuberger Berman AMT Fasciano Portfolio                                                23.36% 10.35%  1.50%  3.82% -0.87%
Neuberger Berman AMT Guardian Portfolio                                                29.60% 13.97%  6.68% 11.48%  5.66%
Oppenheimer Capital Appreciation Fund/VA                                       -28.08% 28.91%  5.16%  3.43%  6.21% 12.29%
Oppenheimer Global Securities Fund/VA                                  -13.38% -23.43% 40.91% 17.25% 12.51% 15.76%  4.62%
Oppenheimer Main Street Small Cap Fund/VA                                      -17.08% 42.28% 17.55%  8.22% 13.09% -2.75%
Phoenix Capital Growth Series                    28.18% 27.92% -18.91% -35.49% -25.84% 24.75%  3.53%  2.29%  1.80%  9.22%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   6.95%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     6.84%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.49%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.00%
Phoenix Growth & Income Series                          15.43%  -7.88%  -9.44% -23.58% 25.71%  8.96%  3.37% 15.58%  5.18%
Phoenix Mid-Cap Growth Series                           43.67%  12.20% -26.32% -33.43% 27.06%  5.25%  2.75%  2.70% 20.12%
Phoenix Money Market Series                       3.69%  3.40%   4.60%   2.39%   0.03% -0.70% -0.59%  1.17%  2.98%  3.43%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
Phoenix Multi-Sector Fixed Income Series      -5.69%   4.02%   5.03%   4.63%   8.49% 13.00%  5.37%  0.39%  5.38%   2.28%
Phoenix Multi-Sector Short Term Bond Series                                                  3.89% -0.03%  4.27%   2.55%
Phoenix Strategic Allocation Series           19.18%   9.75%  -0.78%   0.46% -12.79% 18.23%  5.98%  0.39% 11.14%   4.52%
Phoenix-Aberdeen International Series         29.17%  27.75% -16.96% -25.10% -15.98% 30.06% 19.12% 16.95% 25.63%  13.36%
Phoenix-Alger Small-Cap Growth Series                                                51.28%  0.72% 14.06% 17.82%  14.49%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -22.26%   3.35%  29.01%   5.15%  10.54% 36.37% 32.84% 13.52% 35.19% -16.88%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.51%  15.32%  21.29%  -9.81% 39.04% 18.75%  6.26% 13.34%   0.59%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.17%  -9.79% 41.89% 20.99%  5.99% 15.15%  -3.45%
Phoenix-Van Kampen Comstock Series                    22.64%  30.39% -19.10% -23.01% 22.17% 11.36%  3.98% 19.24%  -3.57%
Phoenix-Van Kampen Equity 500 Index Series    29.83%  17.22% -12.68% -13.12% -24.74% 24.50%  8.33%  2.27% 12.65%   3.42%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                         21.44%
PIMCO VIT Real Return Portfolio                                                                                    9.00%
PIMCO VIT Total Return Portfolio                                                                                   7.13%
Rydex Variable Trust Sector Rotation Fund                                            28.12%  9.19% 12.15%  9.86%  21.05%

                     Non-Standardized Annual Total Return


             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Sentinel Balanced Fund                                                                       5.97%  4.21%  9.97%  8.16%
Sentinel Bond Fund                                                                           3.31%  0.42%  2.29%  6.13%
Sentinel Common Stock Fund                                            -9.36% -18.46% 29.64%  8.15%  6.18% 14.56% 10.28%
Sentinel Mid Cap Growth Fund                                         -25.31% -25.13% 39.92% 10.80%  2.35%  4.16% 22.17%
Sentinel Small Company Fund                                            3.90% -15.10% 37.54% 14.33%  6.73% 14.59%  7.43%
Summit S&P Midcap 400 Index Portfolio                         14.31%  -2.53% -16.31% 32.90% 14.17% 10.42%  8.23%  5.91%
Templeton Developing Markets Securities Fund -22.11%  51.22% -32.99%  -9.36%  -1.52% 50.89% 23.00% 25.68% 26.34% 27.01%
Templeton Foreign Securities Fund              8.10%  21.58%  -3.70% -17.16% -19.68% 30.40% 16.90%  8.66% 19.78% 13.86%
Templeton Global Asset Allocation Fund         4.66%  20.89%  -1.32% -11.19%  -5.70% 30.14% 14.13%  2.13% 19.45%  8.49%
Templeton Growth Securities Fund              -0.38%  27.06%   5.72%  -2.67% -19.61% 30.32% 14.43%  7.37% 20.14%  0.93%
Van Kampen UIF Equity and Income Portfolio                                                   9.99%  5.92% 11.04%  1.93%
Wanger International Select                                   -2.92% -27.63% -16.46% 39.30% 22.63% 14.83% 34.14% 20.10%
Wanger International Small Cap                14.77% 123.44% -28.83% -22.36% -15.02% 46.82% 28.48% 19.86% 35.28% 14.71%
Wanger Select                                                  7.97%   7.59%  -8.89% 28.93% 17.67%  8.98% 18.06%  7.88%
Wanger U.S. Smaller Companies                  7.82%  23.38%  -9.42%   9.85% -17.95% 41.26% 16.71%  9.73%  6.40%  3.93%


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

Calculation of Yield and Return


   Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


   The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

   The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.


   The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


   We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


   The following examples of return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:


Example for The Big Edge:


Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:........................................ $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...................................................  1.000599
Calculation:
   Ending account value...............................................  1.000599
   Less beginning account value.......................................  1.000000
   Net change in account value........................................  0.000599
Base period return:
  (net change/beginning account value)................................  0.000599
Current yield = return x (365/7) =....................................      3.12%
Effective yield = [(1 + return)/365/7/] -1 =..........................      3.17%


Example for Group Strategic Edge, Big Edge Plus:


Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:...................................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.................................................  1.000550
Calculation:
Ending account value................................................  1.000550
   Less beginning account value.....................................  1.000000
   Net change in account value......................................  0.000550
Base period return:
  (net change/beginning account value)..............................  0.000550
Current yield = return x (365/7) =..................................      2.87%
Effective yield = [(1 + return)/365/7/] -1 =........................      2.91%


Example for The Big Edge Choice for New York (reflects daily administrative fee):


Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:...................................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.................................................  1.000526
Calculation:
   Ending account value.............................................  1.000526
   Less beginning account value.....................................  1.000000
   Net change in account value......................................  0.000526
Base period return:
  (net change/beginning account value)..............................  0.000526
Current yield = return x (365/7) =..................................      2.74%
   Effective yield = [(1 + return)/365/7/] -1 =.....................      2.78%


   Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


   Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)We assume a hypothetical $1,000 initial investment in the investment option;


(2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4)To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/)--1

Where:

II  =   a hypothetical initial payment of $1,000

R   =   average annual total return for the period

n   =   number of years in the period

ERV =   ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]


   We normally calculate total return for 1-year, 5-year and 10-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.


Performance Information

   Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index

   Standard & Poor's 500 Index(R) (S&P 500)/(2)/


   Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:


   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

   A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Financial World
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

   A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


   The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Corporate Corporate Index
   Corporate Government Bond Index

   S&P 500/(2)/

Calculation of Annuity Payments

   See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

   You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments


   Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.


   The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table/(4)/ projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-

1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

   It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

Variable Annuity Payments


   Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the investment options.

   Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.


   Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

   Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)/(4)/ projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.


   We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts


   The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.


--------
/1/ The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted/(3)/ index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.


/2/ The S&P 500 is a free-float market capitalization-weighted/(3)/ index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


/3/ Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

/4/ The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                     The Phoenix Edge(R) - VA for New York

                                                                    [Version C]

                        Phoenix Life Insurance Company

        Phoenix Life Variable Accumulation Account ("Separate Account")

                Variable Accumulation Deferred Annuity Contract
                      Statement of Additional Information

Home Office:                                    Phoenix Life Insurance Company
One American Row                                Annuity Operations Division
Hartford, Connecticut 06103-2899                PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                  May 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               Table of Contents


                                                                            Page
                                                                            ----
Phoenix Life Insurance Company.............................................    2
Underwriter................................................................    2
Services...................................................................    2
Performance History........................................................    3
Calculation of Yield and Return............................................   14
Calculation of Annuity Payments............................................   16
Experts....................................................................   17
Separate Account Financial Statements...................................... SA-1
Company Financials Statements..............................................  F-1

Phoenix Life Insurance Company

   On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Underwriter

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

Services

Servicing Agent

   The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


   The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



        Year Ended December 31,                              Fee Paid
        -----------------------                            ------------
        2005                                               $1.9 million
        2006                                               $1.5 million
        2007                                               $1.7 million



Other Service Providers

   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:



          Year Ended December 31,                            Fee Paid
          -----------------------                            --------
          2005                                               $ 86,000
          2006                                               $101,000
          2007                                               $ 95,000



   Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



         Year Ended December 31,                             Fee Paid
         -----------------------                            -----------
         2005                                               $159,779.94
         2006                                               $177,316.43
         2007                                               $352,306.86



   Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



        Year Ended December 31,                              Fee Paid
        -----------------------                            ------------
        2005                                               $548,916.200
        2006                                               $537,086.622
        2007                                               $ 560,416.07

Performance History


   From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market investment option, as yield of the Phoenix Multi-Sector Fixed Income investment option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income investment option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

   When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

   Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

   Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

   For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

 Standardized Average Annual Total Return For The Periods Ending December 31,
                                     2007
                   for Contracts with Death Benefit Option 1


                                                                Inception                             Since
                       Investment Option                          Date     1 Year  5 Years 10 Years Inception*
                       -----------------                        ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                              3/30/2001    4.59%  10.65%             2.79%
AIM V.I Core Equity Fund                                        4/21/2006    0.72%                     5.94%
AIM V.I. Mid Cap Core Equity                                    12/1/2004    2.14%                     7.23%
Alger American Leveraged AllCap Portfolio                        6/5/2000   25.91%  19.97%             0.59%
DWS Equity 500 Index VIP                                        10/29/2001  -2.07%  10.84%             5.32%
Federated Fund For U.S. Government Securities II                7/15/1999   -1.09%   1.80%             4.30%
Federated High Income Bond Fund II- Primary Shares              7/15/1999   -3.92%   7.96%             3.54%
Fidelity VIP Contrafund(R) Portfolio                             6/5/2000   10.03%  16.16%             6.11%
Fidelity VIP Growth Opportunities Portfolio                      6/5/2000   15.51%  12.71%             0.47%
Fidelity VIP Growth Portfolio                                    6/5/2000   19.31%  12.76%            -1.46%
Fidelity VIP Investment Grade Bond Portfolio                    1/29/2007                             -2.62%
Franklin Income Securities Fund                                 4/28/2006   -3.60%                     4.74%
Lazard Retirement Small-Cap Portfolio                           4/25/2005  -13.94%                     3.29%
Lord Abbett Bond-Debenture Portfolio                            4/20/2005   -1.19%                     4.55%
Lord Abbett Growth and Income Portfolio                         4/20/2005   -3.91%                     8.26%
Lord Abbett Mid-Cap Value Portfolio                             4/20/2005   -6.72%                     7.16%
Mutual Shares Securities Fund                                    5/1/2000   -3.87%  12.13%             8.34%
Neuberger Berman AMT Fasciano Portfolio                         4/28/2006   -6.78%                    -6.04%
Neuberger Berman AMT Guardian Portfolio                         4/28/2006   -0.25%                     3.53%
Oppenheimer Capital Appreciation Fund/VA                        4/28/2006    6.41%                     5.00%
Oppenheimer Global Securities Fund/VA                           4/28/2006   -1.29%                     3.34%
Oppenheimer Main Street Small Cap Fund/VA                       4/28/2006   -8.55%                    -5.14%
Phoenix Capital Growth Series                                   12/31/1982   3.33%   7.76%  -0.32%    10.03%
Phoenix Growth & Income Series                                   3/2/1998   -0.73%  11.34%             4.67%
Phoenix Mid-Cap Growth Series                                    3/2/1998   14.28%  10.99%             5.43%
Phoenix Money Market Series                                     10/8/1982   -2.49%   0.76%   2.41%     4.22%
Phoenix Multi-Sector Fixed Income Series                        12/31/1982  -3.65%   4.87%   4.61%     7.82%
Phoenix Multi-Sector Short Term Bond Series                      6/2/2003   -3.37%                     2.29%
Phoenix Strategic Allocation Series                             9/17/1984   -1.39%   7.64%   5.62%     9.31%
Phoenix-Aberdeen International Series                            5/1/1990    7.49%  20.96%   8.50%     8.27%
Phoenix-Alger Small-Cap Growth Series                           8/12/2002    8.63%  18.62%            17.35%
Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995  -21.84%  18.28%  11.23%    14.27%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006    1.05%                     6.92%
Phoenix Dynamic Asset Allocation Series: Growth                  2/3/2006    0.94%                     5.47%
Phoenix Dynamic Asset Allocation Series: Moderate                2/3/2006    0.59%                     2.98%
Phoenix Dynamic Asset Allocation Series: Moderate Growth         2/3/2006    1.10%                     4.92%
Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998   -5.34%  14.83%             7.47%
Phoenix-Sanford Bernstein Small Cap Value Series                11/20/2000  -9.21%  15.10%            12.27%
Phoenix-Van Kampen Comstock Series                               3/2/1998   -9.31%  10.06%             6.43%
Phoenix-Van Kampen Equity 500 Index Series                      7/14/1997   -2.49%   9.78%   3.80%     4.15%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio            4/28/2006   15.61%                     5.85%
PIMCO VIT Real Return Portfolio                                 4/28/2006    3.11%                     2.96%
PIMCO VIT Total Return Portfolio                                4/28/2006    1.23%                     2.99%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund  6/2/2003  -11.45%                    -3.63%
Rydex Variable Trust Nova Fund                                   6/2/2003   -6.21%                    11.36%
Rydex Variable Trust Sector Rotation Fund                        6/2/2003   15.22%                    14.58%
Sentinel Balanced Fund                                          9/10/2007                             -4.51%
Sentinel Bond Fund                                              9/10/2007                             -4.17%
Sentinel Common Stock Fund                                      9/10/2007                             -4.04%
Sentinel Mid Cap Growth Fund                                    9/10/2007                              2.06%
Sentinel Small Company Fund                                     9/10/2007                             -4.86%
Templeton Developing Markets Securities Fund                    9/27/1996   21.20%  30.46%  10.60%     5.97%
Templeton Foreign Securities Fund                               5/11/1992    8.00%  17.72%   7.01%     9.41%
Templeton Global Asset Allocation Fund                          11/28/1988   2.60%  14.42%   7.89%     9.57%
Templeton Growth Securities Fund                                 5/1/2000   -5.00%  14.13%             6.63%

 Standardized Average Annual Total Return For The Periods Ending December 31,
          2007 for Contracts with Death Benefit Option 1 (continued)


                                           Inception                           Since
            Investment Option                Date    1 Year 5 Years 10 Years Inception*
            -----------------              --------- ------ ------- -------- ----------
Van Kampen UIF Equity and Income Portfolio 4/28/2006 -3.99%                     2.19%
Wanger International Select                 2/1/1999 14.26%  26.05%            15.07%
Wanger International Small Cap              5/1/1995  8.84%  28.76%  15.98%    17.27%
Wanger Select                               2/1/1999  1.99%  16.04%            13.41%
Wanger U.S. Smaller Companies               5/1/1995 -1.98%  14.84%   8.44%    13.30%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

 Standardized Average Annual Total Return For The Periods Ending December 31,
                2007 for Contracts with Death Benefit Option 2


                                                                Inception                             Since
                       Investment Option                          Date     1 Year  5 Years 10 Years Inception*
                       -----------------                        ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                              3/30/2001    4.19%  10.25%             2.42%
AIM V.I Core Equity Fund                                        4/21/2006    0.34%                     5.54%
AIM V.I. Mid Cap Core Equity                                    12/1/2004    1.76%                     6.83%
Alger American Leveraged AllCap Portfolio                        6/5/2000   25.44%  19.54%             0.24%
DWS Equity 500 Index VIP                                        10/29/2001  -2.44%  10.44%             4.94%
Federated Fund For U.S. Government Securities II                7/15/1999   -1.47%   1.43%             3.93%
Federated High Income Bond Fund II- Primary Shares              7/15/1999   -4.29%   7.57%             3.18%
Fidelity VIP Contrafund(R) Portfolio                             6/5/2000    9.62%  15.75%             5.74%
Fidelity VIP Growth Opportunities Portfolio                      6/5/2000   15.08%  12.30%             0.11%
Fidelity VIP Growth Portfolio                                    6/5/2000   18.86%  12.35%            -1.81%
Fidelity VIP Investment Grade Bond Portfolio                    1/29/2007                             -2.96%
Franklin Income Securities Fund                                 4/28/2006   -3.96%                     4.35%
Lazard Retirement Small-Cap Portfolio                           4/25/2005  -14.25%                     2.91%
Lord Abbett Bond-Debenture Portfolio                            4/20/2005   -1.56%                     4.17%
Lord Abbett Growth and Income Portfolio                         4/20/2005   -4.28%                     7.86%
Lord Abbett Mid-Cap Value Portfolio                             4/20/2005   -7.05%                     6.76%
Mutual Shares Securities Fund                                    5/1/2000   -4.24%  11.72%             7.96%
Neuberger Berman AMT Fasciano Portfolio                         4/28/2006   -7.11%                    -6.37%
Neuberger Berman AMT Guardian Portfolio                         4/28/2006   -0.62%                     3.14%
Oppenheimer Capital Appreciation Fund/VA                        4/28/2006    6.01%                     4.61%
Oppenheimer Global Securities Fund/VA                           4/28/2006   -1.67%                     2.95%
Oppenheimer Main Street Small Cap Fund/VA                       4/28/2006   -8.87%                    -5.47%
Phoenix Capital Growth Series                                   12/31/1982   2.94%   7.37%  -0.67%     9.65%
Phoenix Growth & Income Series                                   3/2/1998   -1.10%  10.94%             4.30%
Phoenix Mid-Cap Growth Series                                    3/2/1998   13.85%  10.59%             5.06%
Phoenix Money Market Series                                     10/8/1982   -2.86%   0.38%   2.04%     3.85%
Phoenix Multi-Sector Fixed Income Series                        12/31/1982  -4.01%   4.48%   4.24%     7.44%
Phoenix Multi-Sector Short Term Bond Series                      6/2/2003   -3.74%                     1.92%
Phoenix Strategic Allocation Series                             9/17/1984   -1.76%   7.25%   5.25%     8.92%
Phoenix-Aberdeen International Series                            5/1/1990    7.08%  20.52%   8.11%     7.89%
Phoenix-Alger Small-Cap Growth Series                           8/12/2002    8.22%  18.19%            16.93%
Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995  -22.12%  17.85%  10.82%    13.86%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006    0.67%                     6.52%
Phoenix Dynamic Asset Allocation Series: Growth                  2/3/2006    0.55%                     5.07%
Phoenix Dynamic Asset Allocation Series: Moderate                2/3/2006    0.21%                     2.59%
Phoenix Dynamic Asset Allocation Series: Moderate Growth         2/3/2006    0.72%                     4.53%
Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998   -5.70%  14.42%             7.09%
Phoenix-Sanford Bernstein Small Cap Value Series                11/20/2000  -9.53%  14.68%            11.88%
Phoenix-Van Kampen Comstock Series                               3/2/1998   -9.64%   9.66%             6.06%
Phoenix-Van Kampen Equity 500 Index Series                      7/14/1997   -2.86%   9.38%   3.43%     3.78%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio            4/28/2006   15.18%                     5.46%
PIMCO VIT Real Return Portfolio                                 4/28/2006    2.72%                     2.58%
PIMCO VIT Total Return Portfolio                                4/28/2006    0.85%                     2.61%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund  6/2/2003  -11.76%                    -3.97%
Rydex Variable Trust Nova Fund                                   6/2/2003   -6.54%                    10.96%
Rydex Variable Trust Sector Rotation Fund                        6/2/2003   14.79%                    14.17%
Sentinel Balanced Fund                                          9/10/2007                             -4.62%
Sentinel Bond Fund                                              9/10/2007                             -4.28%
Sentinel Common Stock Fund                                      9/10/2007                             -4.15%
Sentinel Mid Cap Growth Fund                                    9/10/2007                              1.94%
Sentinel Small Company Fund                                     9/10/2007                             -4.97%
Templeton Developing Markets Securities Fund                    9/27/1996   20.75%  29.99%  10.20%     5.59%
Templeton Foreign Securities Fund                               5/11/1992    7.59%  17.30%   6.62%     9.02%
Templeton Global Asset Allocation Fund                          11/28/1988   2.21%  14.01%   7.51%     9.19%
Templeton Growth Securities Fund                                 5/1/2000   -5.35%  13.72%             6.27%

 Standardized Average Annual Total Return For The Periods Ending December 31,
                                     2007
             for Contracts with Death Benefit Option 2 (continued)


                                           Inception                           Since
            Investment Option                Date    1 Year 5 Years 10 Years Inception*
            -----------------              --------- ------ ------- -------- ----------
Van Kampen UIF Equity and Income Portfolio 4/28/2006 -4.35%                     1.80%
Wanger International Select                 2/1/1999 13.84%  25.60%            14.66%
Wanger International Small Cap              5/1/1995  8.43%  28.30%  15.59%    16.87%
Wanger Select                               2/1/1999  1.60%  15.62%            13.00%
Wanger U.S. Smaller Companies               5/1/1995 -2.35%  14.42%   8.07%    12.91%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 1


               Investment Option                  1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
               -----------------                 -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               18.23% 43.32% -11.71% -23.97% -25.04% 28.36%  5.67%  7.86%  5.35% 11.00%
AIM V.I. Core Equity Fund                        26.54% 33.05% -15.32% -23.53% -16.34% 23.31%  7.99%  4.37% 15.66%  7.14%
AIM V.I. Mid Cap Core Equity                                                   -11.90% 26.18% 12.80%  6.65% 10.24%  8.56%
Alger American Leveraged AllCap Portfolio        56.42% 76.47% -25.52% -16.69% -34.51% 33.51%  7.21% 13.42% 18.19% 32.33%
AllianceBernstein Balanced Wealth Strategy                                                            6.06% 12.74%  4.31%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.94% 16.27%  3.90%
DWS Equity 500 Index VIP                         27.56% 19.31% -10.05% -12.99% -23.02% 27.00%  9.60%  3.74% 14.48%  4.34%
DWS Small Cap Index VIP                          -3.06% 19.09%  -4.73%   1.15% -21.30% 45.12% 16.70%  3.33% 16.44% -2.78%
Federated Fund For U.S. Government Securities II  6.69% -1.48%   9.99%   6.07%   8.07%  1.44%  2.68%  1.11%  3.20%  5.33%
Federated High Income Bond Fund II- Primary
Shares                                            1.78%  1.40%  -9.84%   0.46%   0.48% 21.12%  9.47%  1.74%  9.81%  2.49%
Fidelity VIP Contrafund(R) Portfolio             28.77% 23.04%  -7.55% -13.15% -10.24% 27.20% 14.30% 15.80% 10.59% 16.45%
Fidelity VIP Growth Opportunities Portfolio      23.39%  3.25% -17.93% -15.22% -22.62% 28.49%  6.10%  7.89%  4.36% 21.93%
Fidelity VIP Growth Portfolio                    38.13% 36.06% -11.86% -18.47% -30.83% 31.59%  2.33%  4.73%  5.77% 25.72%
Fidelity VIP Investment Grade Bond Portfolio                             7.33%   9.21%  4.12%  3.38%  1.17%  3.37%  3.27%
Franklin Flex Cap Growth Securities Fund                                                                     4.26% 13.29%
Franklin Income Securities Fund                                 18.36%  -0.15%  -1.50% 30.54% 12.83%  0.70% 17.18%  2.82%
Lazard Retirement Small-Cap Portfolio            -4.08%  4.19%  19.97%  17.56% -18.41% 35.99% 13.86%  3.06% 15.03% -8.04%
Lord Abbett Bond-Debenture Portfolio                                             6.96% 16.95%  6.92%  0.40%  8.35%  5.23%
Lord Abbett Growth and Income Portfolio          11.87% 15.69%  14.74%  -7.56% -18.77% 29.84% 11.64%  2.32% 16.22%  2.50%
Lord Abbett Mid-Cap Value Portfolio                             51.08%   7.08% -10.59% 23.64% 22.93%  7.25% 11.22% -0.33%
Mutual Shares Securities Fund                    -1.08% 12.56%  12.24%   6.08% -12.61% 24.02% 11.62%  9.56% 17.32%  2.54%
Neuberger Berman AMT Fasciano Portfolio                                                23.94% 10.87%  1.98%  4.31% -0.39%
Neuberger Berman AMT Guardian Portfolio                                                30.21% 14.51%  7.18% 12.01%  6.17%
Oppenheimer Capital Appreciation Fund/VA                                       -27.74% 29.52%  5.66%  3.93%  6.72% 12.83%
Oppenheimer Global Securities Fund/VA                                  -12.97% -23.06% 41.58% 17.81% 13.04% 16.31%  5.12%
Oppenheimer Main Street Small Cap Fund/VA                                      -16.68% 42.95% 18.11%  8.73% 13.63% -2.28%
Phoenix Capital Growth Series                    28.86% 28.53% -18.52% -35.22% -25.49% 25.35%  4.03%  2.78%  2.29%  9.75%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   7.47%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     7.35%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            7.00%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.52%
Phoenix Growth & Income Series                          15.97%  -7.45%  -9.00% -23.21% 26.32%  9.48%  3.86% 16.13%  5.69%
Phoenix Mid-Cap Growth Series                           44.35%  12.73% -25.79% -33.11% 27.68%  5.76%  3.24%  3.20% 20.70%

             Investment Option                1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  ------  -----  -----  ------
Phoenix Money Market Series                    4.16%   3.89%   5.09%   2.88%   0.51% -0.22%  -0.11%  1.66%  3.48%   3.93%
Phoenix Multi-Sector Fixed Income Series      -5.01%   4.51%   5.53%   5.13%   9.01% 13.54%   5.88%  0.87%  5.89%   2.77%
Phoenix Multi-Sector Short Term Bond Series                                                   4.39%  0.45%  4.77%   3.05%
Phoenix Strategic Allocation Series           19.72%  10.27%  -0.31%   0.95% -12.37% 18.79%   6.49%  0.88% 11.68%   5.03%
Phoenix-Aberdeen International Series         26.80%  28.36% -16.57% -24.73% -15.57% 30.68%  19.70% 17.51% 26.23%  13.90%
Phoenix-Alger Small-Cap Growth Series                                                52.00%   1.20% 14.61% 18.38%  15.05%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -21.92%   3.84%  29.63%   5.74%  11.07% 37.02%  33.48% 14.06% 35.84% -16.47%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.09%  15.86%  21.88%  -9.37% 39.71%  19.32%  6.76% 13.88%   1.08%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.71%  -9.36% 42.57%  21.57%  6.50% 15.70%  -2.99%
Phoenix-Van Kampen Comstock Series                    23.22%  31.01% -18.70% -22.64% 22.76%  11.90%  4.48% 19.82%  -3.10%
Phoenix-Van Kampen Equity 500 Index Series    30.51%  17.77% -12.27% -12.69% -24.37% 25.09%   8.85%  2.76% 13.19%   3.92%
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio                                                                                                 22.03%
PIMCO VIT Real Return Portfolio                                                                                     9.53%
PIMCO VIT Total Return Portfolio                                                                                    7.65%
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                                     -11.47% -6.09%  7.14%  -5.38%
Rydex Variable Trust Nova Fund                28.90%  22.16% -21.02% -24.27% -36.30% 37.94%  13.59%  3.03% 18.20%   0.21%
Rydex Variable Trust Sector Rotation Fund                                            28.73%   9.72% 12.69% 10.39%  21.64%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 1
                                  (continued)


             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Sentinel Balanced Fund                                                                       6.48%  4.70% 10.49%  8.68%
Sentinel Bond Fund                                                                           3.81%  0.90%  2.77%  6.64%
Sentinel Common Stock Fund                                            -8.93% -18.07% 30.26%  8.67%  6.68% 15.10% 10.81%
Sentinel Mid Cap Growth Fund                                         -24.95% -24.77% 40.58% 11.32%  2.84%  4.66% 22.76%
Sentinel Small Company Fund                                            4.40% -14.70% 38.20% 14.87%  7.24% 15.14%  7.95%
Summit S&P Midcap 400 Index Portfolio                         14.85%  -2.06% -15.91% 33.54% 14.72% 10.94%  8.74%  6.42%
Templeton Developing Markets Securities Fund -21.76%  51.93% -32.66%  -8.84%  -1.05% 51.62% 23.59% 26.28% 26.94% 27.62%
Templeton Foreign Securities Fund              8.07%  22.15%  -3.24% -16.70% -19.30% 31.02% 17.46%  9.18% 20.36% 14.41%
Templeton Global Asset Allocation Fund         5.15%  21.46%  -0.85% -10.76%  -5.25% 30.77% 14.68%  2.63% 20.03%  9.02%
Templeton Growth Securities Fund               7.73%  19.75%   0.57%  -2.20% -19.22% 30.95% 14.98%  7.89% 20.72%  1.42%
Van Kampen UIF Equity and Income Portfolio                                                  10.52%  6.42% 11.57%  2.43%
Wanger International Select                                   -2.46% -27.29% -16.06% 39.97% 23.22% 15.38% 34.78% 20.68%
Wanger International Small Cap                15.30% 124.49% -28.50% -21.99% -14.61% 47.53% 29.10% 20.44% 35.93% 15.26%
Wanger Select                                                  8.48%   8.18%  -8.45% 29.55% 18.23%  9.50% 18.63%  8.40%
Wanger U.S. Smaller Companies                  7.72%  23.96%  -8.99%  10.38% -17.56% 41.93% 17.27% 10.26%  6.91%  4.44%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 2


              Investment Option                 1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
              -----------------                ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
AIM V.I. Capital Appreciation Fund              17.82%  42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98%  10.61%
AIM V.I. Core Equity Fund                       26.10%  32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%   6.76%
AIM V.I. Mid Cap Core Equity                                                   -12.21% 25.74% 12.40%  6.28%  9.86%   8.17%
Alger American Leveraged AllCap Portfolio       55.87%  75.85% -25.78% -16.94% -34.74% 33.04%  6.83% 13.02% 17.78%  31.86%
AllianceBernstein Balanced Wealth Strategy                                                            5.69% 12.35%   3.95%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.55% 15.87%   3.53%
DWS Equity 500 Index VIP                        27.12%  18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%   3.97%
DWS Small Cap Index VIP                         -3.40%  18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04%  -3.12%
Federated Fund For U.S. Government Securities
II                                               6.32%  -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%   4.95%
Federated High Income Bond Fund II- Primary
Shares                                           1.42%   1.05% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.43%   2.13%
Fidelity VIP Contrafund(R) Portfolio            28.32%  22.61%  -7.87% -13.44% -10.56% 26.75% 13.90% 15.39% 10.20%  16.03%
Fidelity VIP Growth Opportunities Portfolio     22.96%   2.89% -18.21% -15.51% -22.89% 28.04%  5.72%  7.50%  3.99%  21.50%
Fidelity VIP Growth Portfolio                   37.65%  35.58% -12.17% -18.74% -31.07% 31.12%  1.97%  4.36%  5.40%  25.28%
Fidelity VIP Investment Grade Bond Portfolio                             6.95%   8.83%  3.76%  3.02%  0.82%  3.01%   2.90%
Franklin Flex Cap Growth Securities Fund                                                                     3.90%  12.90%
Franklin Income Securities Fund                                 17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%   2.45%
Lazard Retirement Small-Cap Portfolio           -4.42%   3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62%  -8.36%
Lord Abbett Bond-Debenture Portfolio                                             6.58% 16.54%  6.54%  0.05%  7.97%   4.85%
Lord Abbett Growth and Income Portfolio         11.48%  15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%   2.14%
Lord Abbett Mid-Cap Value Portfolio                             50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83%  -0.68%
Mutual Shares Securities Fund                   -1.43%  12.17%  11.85%   5.70% -12.91% 23.58% 11.22%  9.18% 16.91%   2.18%
Neuberger Berman AMT Fasciano Portfolio                                                23.51% 10.48%  1.62%  3.94%  -0.75%
Neuberger Berman AMT Guardian Portfolio                                                29.76% 14.11%  6.81% 11.61%   5.79%
Oppenheimer Capital Appreciation Fund/VA                                       -27.99% 29.07%  5.29%  3.56%  6.34%  12.43%
Oppenheimer Global Securities Fund/VA                                  -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%   4.75%
Oppenheimer Main Street Small Cap Fund/VA                                      -16.97% 42.45% 17.70%  8.36% 13.23%  -2.63%
Phoenix Capital Growth Series                   28.41%  28.08% -18.81% -35.40% -25.75% 24.91%  3.66%  2.42%  1.93%   9.36%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                    7.08%
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                               6.97%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                             6.62%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                      7.14%
Phoenix Growth & Income Series                          15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%   5.32%
Phoenix Mid-Cap Growth Series                           43.84%  12.34% -26.05% -33.35% 27.22%  5.39%  2.88%  2.83%  20.27%
Phoenix Money Market Series                      3.80%   3.53%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%   3.56%
Phoenix Multi-Sector Fixed Income Series        -5.34%   4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%   2.41%
Phoenix Multi-Sector Short Term Bond Series                                                    4.02%  0.10%  4.40%   2.68%
Phoenix Strategic Allocation Series             19.30%   9.88%  -0.66%   0.59% -12.68% 18.37%  6.12%  0.52% 11.28%   4.65%
Phoenix-Aberdeen International Series           26.35%  27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50%
Phoenix-Alger Small-Cap Growth Series                                                  51.47%  0.85% 14.20% 17.97%  14.64%
Phoenix-Duff & Phelps Real Estate Securities
Series                                         -22.19%   3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                 -11.40%  15.46%  21.48%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                  14.31%  -9.68% 42.07% 21.14%  6.12% 15.29%  -3.33%

             Investment Option                1998   1999   2000    2001    2002    2003   2004    2005   2006   2007
             -----------------               -----  -----  ------  ------  ------  -----  ------  -----  -----  -----
Phoenix-Van Kampen Comstock Series                  22.79%  30.55% -18.97% -22.91% 22.33%  11.50%  4.12% 19.39% -3.44%
Phoenix-Van Kampen Equity 500 Index Series   30.05% 17.36% -12.57% -13.00% -24.64% 24.65%   8.46%  2.40% 12.79%  3.56%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                       21.60%
PIMCO VIT Real Return Portfolio                                                                                  9.14%
PIMCO VIT Total Return Portfolio                                                                                 7.27%
Rydex Variable Trust Inverse Government Long
Bond Strategy Fund                                                                        -11.78% -6.42%  6.76% -5.71%
Rydex Variable Trust Nova Fund               28.45% 21.73% -21.29% -24.54% -36.52% 37.46%  13.19%  2.67% 17.79% -0.14%
Rydex Variable Trust Sector Rotation Fund                                          28.28%   9.33% 12.30% 10.00% 21.21%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 2
                                  (continued)


             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Sentinel Balanced Fund                                                                       6.10%  4.34% 10.10%  8.30%
Sentinel Bond Fund                                                                           3.45%  0.54%  2.41%  6.26%
Sentinel Common Stock Fund                                            -9.25% -18.36% 29.80%  8.29%  6.31% 14.70% 10.42%
Sentinel Mid Cap Growth Fund                                         -25.21% -25.03% 40.09% 10.93%  2.48%  4.29% 22.33%
Sentinel Small Company Fund                                            4.03% -15.00% 37.72% 14.47%  6.87% 14.73%  7.57%
Summit S&P Midcap 400 Index Portfolio                         14.45%  -2.41% -16.20% 33.07% 14.32% 10.56%  8.36%  6.04%
Templeton Developing Markets Securities Fund -22.03%  51.41% -32.89%  -9.24%  -1.39% 51.08% 23.15% 25.84% 26.49% 27.17%
Templeton Foreign Securities Fund              7.69%  21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93% 14.01%
Templeton Global Asset Allocation Fund         4.78%  21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%  8.63%
Templeton Growth Securities Fund               7.35%  19.34%   0.22%  -2.48% -19.51% 30.49% 14.58%  7.51% 20.29%  1.06%
Van Kampen UIF Equity and Income Portfolio                                                  10.13%  6.05% 11.18%  2.06%
Wanger International Select                                   -2.80% -27.55% -16.35% 39.47% 22.78% 14.98% 34.31% 20.25%
Wanger International Small Cap                14.89% 123.71% -28.75% -22.16% -14.91% 47.01% 28.64% 20.01% 35.45% 14.85%
Wanger Select                                                  8.10%   7.72%  -8.77% 29.09% 17.81%  9.11% 18.21%  8.02%
Wanger U.S. Smaller Companies                  7.34%  23.53%  -9.31%  10.10% -17.85% 41.43% 16.85%  9.87%  6.53%  4.07%

Calculation of Yield and Return


   Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


   The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

   The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Death Benefit Option 1) or 1.125% (Death Benefit Option
2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


   The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


   We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation


   The following are examples of how these return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:


Example for Death Benefit Option 1:


Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period: $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...........  1.000619
Calculation:
   Ending account value.........................................................................  1.000619
   Less beginning account value.................................................................  1.000000
   Net change in account value..................................................................  0.000619
Base period return:
  (net change/beginning account value)                                                            0.000619
Current yield = return x (365/7) =..............................................................      3.23%
Effective yield = [(1 + return)/365/7/] -1 =....................................................      3.28%


Example for Death Benefit Option 2:


Value of hypothetical pre-existing account with exactly one unit at the beginning of the period: $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...........  1.000551
Calculation:
   Ending account value.........................................................................  1.000551
   Less beginning account value.................................................................  1.000000
   Net change in account value..................................................................  0.000551
Base period return:
  (net change/beginning account value)                                                            0.000551
Current yield = return x (365/7) =..............................................................      2.87%
Effective yield = [(1 + return)/365/7/] -1 =....................................................      2.91%


   Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


   Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)We assume a hypothetical $1,000 initial investment in the investment option;


(2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4)To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:


R = ((ERV / II)/(1/n)/) - 1


Where:

II  =   a hypothetical initial payment of $1,000

R   =   average annual total return for the period

n   =   number of years in the period

ERV =   ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]



   We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.

Performance Information

   Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   The Standard & Poor's 500 Index ("S&P 500")/(2)/

   Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:


   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

   A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Financial World
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal U.S. News and World Report

   A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


   The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index

   The S&P 500/(2)/

Calculation of Annuity Payments

   See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

   You may elect a payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments


   Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.


   The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table/(4)/ projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

   It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

Variable Annuity Payments


   Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the investment options.

   Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each investment option by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.


   Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

   Under Options I, J, M and N, the applicable annuity payment options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)/(4)/ projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.


   We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts


   The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

--------
/1/ The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted/(3)/ index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.

/2/ The S&P 500 is a free-float market capitalization-weighted/(3)/ index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

/3/ Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.
/4/ The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                    [Version D]


                           Phoenix Spectrum Edge(R)

        Phoenix Life Variable Accumulation Account ("Separate Account")
                        Phoenix Life Insurance Company
                Variable Accumulation Deferred Annuity Contract

                      Statement of Additional Information

Home Office:                                    Phoenix Life Insurance Company
One American Row                                   Annuity Operations Division
Hartford, Connecticut 06103-2899                                   PO Box 8027
                                              Boston, Massachusetts 02266-8027


                                  May 1, 2008

   This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               Table of Contents


                                                                           Page
                                                                           ----
Phoenix Life Insurance Company............................................    2
Underwriter...............................................................    2
Services..................................................................    2
Performance History.......................................................    3
Calculation of Yield and Return...........................................   24
Calculation of Annuity Payments...........................................   26
Experts...................................................................   27
Separate Account Financial Statements..................................... SA-1
Company Financial Statements..............................................  F-1

Phoenix Life Insurance Company

   On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Underwriter

   Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

Services

Servicing Agent

   The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


   The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



Year Ended December 31,                              Fee Paid
-----------------------                            ------------
2005                                               $1.9 million
2006                                               $1.5 million
2007                                               $1.7 million


Other Service Providers

   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


Year Ended December 31,                                 Fee paid
-----------------------                                 --------
2005                                                    $ 86,000
2006                                                    $101,000
2007                                                    $ 95,000



   Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



Year Ended December 31,                                Fee Paid
-----------------------                               -----------
2005                                                  $159,779.94
2006                                                  $177,316.43
2007                                                  $352,306.86



   Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



Year Ended December 31,                              Fee Paid
-----------------------                            ------------
2005                                               $548,916.200
2006                                               $537,086.622
2007                                               $ 560,416.07

Performance History


   From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

   When an investment option advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the investment option has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state).

   Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

   Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

   For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such investment option would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                      for
                     Contracts with Death Benefit Option 1


                                   Inception                   10      Since
        Investment Option            Date     1 Year  5 Years Years  Inception*
        -----------------          ---------- ------  ------- -----  ----------
AIM V.I. Capital Appreciation Fund 3/30/2001    4.36%  10.66%           2.81%
AIM V.I Core Equity Fund           4/21/2006    0.51%                   6.22%
AIM V.I. Mid Cap Core Equity       12/1/2004    1.92%                   7.51%
Alger American Leveraged AllCap
Portfolio                           6/5/2000   25.64%  19.90%           0.38%
DWS Equity 500 Index VIP           10/29/2001  -2.28%  10.85%           5.33%
Federated Fund For U.S.
Government Securities II           7/15/1999   -1.31%   1.93%           4.08%
Federated High Income Bond Fund
II- Primary Shares                 7/15/1999   -4.13%   8.00%           3.33%
Fidelity VIP Contrafund(R)
Portfolio                           6/5/2000    9.79%  16.12%           5.89%
Fidelity VIP Growth Opportunities
Portfolio                           6/5/2000   15.27%  12.70%           0.26%
Fidelity VIP Growth Portfolio       6/5/2000   19.05%  12.75%          -1.66%
Fidelity VIP Investment Grade
Bond Portfolio                     1/29/2007                           -2.82%
Franklin Income Securities Fund    4/28/2006   -3.81%                   5.04%
Lazard Retirement Small-Cap
Portfolio                          4/25/2005  -14.12%                   3.39%
Lord Abbett Bond-Debenture
Portfolio                          4/20/2005   -1.40%                   4.64%
Lord Abbett Growth and Income
Portfolio                          4/20/2005   -4.12%                   8.32%
Lord Abbett Mid-Cap Value
Portfolio                          4/20/2005   -6.91%                   7.23%
Mutual Shares Securities Fund       5/1/2000   -4.08%  12.13%           8.13%
Neuberger Berman AMT Fasciano
Portfolio                          4/28/2006   -6.97%                  -5.69%
Neuberger Berman AMT Guardian
Portfolio                          4/28/2006   -0.46%                   3.83%
Oppenheimer Capital Appreciation
Fund/VA                            4/28/2006    6.18%                   5.29%
Oppenheimer Global Securities
Fund/VA                            4/28/2006   -1.51%                   3.64%
Oppenheimer Main Street Small Cap
Fund/VA                            4/28/2006   -8.73%                  -4.79%
Phoenix Capital Growth Series      12/31/1982   3.11%   7.80% -0.52%    9.81%
Phoenix Growth & Income Series      3/2/1998   -0.94%  11.35%           4.46%
Phoenix Mid-Cap Growth Series       3/2/1998   14.04%  11.00%           5.21%
Phoenix Money Market Series        10/8/1982   -2.70%   0.89%  2.20%    4.01%
Phoenix Multi-Sector Fixed Income
Series                             12/31/1982  -3.85%   4.95%  4.40%    7.61%
Phoenix Multi-Sector Short Term
Bond Series                         6/2/2003   -3.58%                   2.44%
Phoenix Strategic Allocation
Series                             9/17/1984   -1.60%   7.69%  5.41%    9.09%
Phoenix-Aberdeen International
Series                              5/1/1990    7.26%  20.88%  8.28%    8.05%
Phoenix-Alger Small-Cap Growth
Series                             8/12/2002    8.40%  18.56%          17.27%
Phoenix-Duff & Phelps Real Estate
Securities Series                   5/1/1995  -22.00%  18.22% 10.99%   14.03%
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth           2/3/2006    0.83%                   7.14%
Phoenix Dynamic Asset Allocation
Series: Growth                      2/3/2006    0.72%                   5.69%
Phoenix Dynamic Asset Allocation
Series: Moderate                    2/3/2006    0.37%                   3.22%
Phoenix Dynamic Asset Allocation
Series: Moderate Growth             2/3/2006    0.89%                   5.15%
Phoenix-Sanford Bernstein Mid-Cap
Value Series                        3/2/1998   -5.54%  14.80%           7.25%
Phoenix-Sanford Bernstein Small
Cap Value Series                   11/20/2000  -9.39%  15.07%          12.05%
Phoenix-Van Kampen Comstock Series  3/2/1998   -9.50%  10.07%           6.22%
Phoenix-Van Kampen Equity 500
Index Series                       7/14/1997   -2.70%   9.80%  3.59%    3.94%
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio                 4/28/2006   15.37%                   6.14%
PIMCO VIT Real Return Portfolio    4/28/2006    2.89%                   3.27%
PIMCO VIT Total Return Portfolio   4/28/2006    1.01%                   3.30%
Rydex Variable Trust Inverse
Government Long Bond Strategy Fund  6/2/2003  -11.63%                  -3.43%
Rydex Variable Trust Nova Fund      6/2/2003   -6.40%                  11.40%
Rydex Variable Trust Sector
Rotation Fund                       6/2/2003   14.97%                  14.59%
Sentinel Balanced Fund             9/10/2007                           -4.57%
Sentinel Bond Fund                 9/10/2007                           -4.23%
Sentinel Common Stock Fund         9/10/2007                           -4.10%
Sentinel Mid Cap Growth Fund       9/10/2007                            1.99%
Sentinel Small Company Fund        9/10/2007                           -4.93%
Templeton Developing Markets
Securities Fund                     5/1/1997   20.95%  30.32% 10.37%    5.55%
Templeton Foreign Securities Fund   5/1/1997    7.77%  17.67%  6.78%    7.18%
Templeton Growth Securities Fund    5/1/2000   -5.20%  14.11%           6.42%
Van Kampen UIF Equity and Income
Portfolio                          4/28/2006   -4.20%                   2.50%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
             for Contracts with Death Benefit Option 1 (continued)


                                   Inception                           Since
        Investment Option            Date    1 Year 5 Years 10 Years Inception*
        -----------------          --------- ------ ------- -------- ----------
Wanger International Select        2/1/1999  14.02%  25.94%            14.84%
Wanger International Small Cap     5/1/1995   8.61%  28.63%  15.75%    17.03%
Wanger Select                      2/1/1999   1.77%  16.00%            13.17%
Wanger U.S. Smaller Companies      5/1/1995  -2.19%  14.81%   8.22%    13.07%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                   for Contracts with Death Benefit Option 2


                                   Inception                   10      Since
        Investment Option            Date     1 Year  5 Years Years  Inception*
        -----------------          ---------- ------  ------- -----  ----------
AIM V.I. Capital Appreciation Fund 3/30/2001    4.19%  10.49%           2.65%
AIM V.I Core Equity Fund           4/21/2006    0.34%                   6.05%
AIM V.I. Mid Cap Core Equity       12/1/2004    1.76%                   7.34%
Alger American Leveraged AllCap
Portfolio                           6/5/2000   25.44%  19.72%           0.23%
DWS Equity 500 Index VIP           10/29/2001  -2.44%  10.68%           5.17%
Federated Fund For U.S.
Government Securities II           7/15/1999   -1.47%   1.77%           3.93%
Federated High Income Bond Fund
II- Primary Shares                 7/15/1999   -4.29%   7.83%           3.18%
Fidelity VIP Contrafund(R)
Portfolio                           6/5/2000    9.62%  15.95%           5.73%
Fidelity VIP Growth Opportunities
Portfolio                           6/5/2000   15.08%  12.53%           0.11%
Fidelity VIP Growth Portfolio       6/5/2000   18.86%  12.58%          -1.81%
Fidelity VIP Investment Grade
Bond Portfolio                     1/29/2007                           -2.96%
Franklin Income Securities Fund    4/28/2006   -3.96%                   4.87%
Lazard Retirement Small-Cap
Portfolio                          4/25/2005  -14.25%                   3.23%
Lord Abbett Bond-Debenture
Portfolio                          4/20/2005   -1.56%                   4.48%
Lord Abbett Growth and Income
Portfolio                          4/20/2005   -4.28%                   8.15%
Lord Abbett Mid-Cap Value
Portfolio                          4/20/2005   -7.05%                   7.06%
Mutual Shares Securities Fund       5/1/2000   -4.24%  11.95%           7.96%
Neuberger Berman AMT Fasciano
Portfolio                          4/28/2006   -7.11%                  -5.83%
Neuberger Berman AMT Guardian
Portfolio                          4/28/2006   -0.62%                   3.67%
Oppenheimer Capital Appreciation
Fund/VA                            4/28/2006    6.01%                   5.13%
Oppenheimer Global Securities
Fund/VA                            4/28/2006   -1.67%                   3.48%
Oppenheimer Main Street Small Cap
Fund/VA                            4/28/2006   -8.87%                  -4.93%
Phoenix Capital Growth Series      12/31/1982   2.94%   7.64% -0.67%    9.65%
Phoenix Growth & Income Series      3/2/1998   -1.10%  11.17%           4.30%
Phoenix Mid-Cap Growth Series       3/2/1998   13.85%  10.83%           5.05%
Phoenix Money Market Series        10/8/1982   -2.85%   0.74%  2.04%    3.85%
Phoenix Multi-Sector Fixed Income
Series                             12/31/1982  -4.01%   4.78%  4.24%    7.44%
Phoenix Multi-Sector Short Term
Bond Series                         6/2/2003   -3.74%                   2.28%
Phoenix Strategic Allocation
Series                             9/17/1984   -1.76%   7.52%  5.25%    8.92%
Phoenix-Aberdeen International
Series                              5/1/1990    7.08%  20.69%  8.11%    7.89%
Phoenix-Alger Small-Cap Growth
Series                             8/12/2002    8.22%  18.38%          17.09%
Phoenix-Duff & Phelps Real Estate
Securities Series                   5/1/1995  -22.12%  18.04% 10.82%   13.86%
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth           2/3/2006    0.67%                   6.97%
Phoenix Dynamic Asset Allocation
Series: Growth                      2/3/2006    0.55%                   5.52%
Phoenix Dynamic Asset Allocation
Series: Moderate                    2/3/2006    0.21%                   3.05%
Phoenix Dynamic Asset Allocation
Series: Moderate Growth             2/3/2006    0.72%                   4.98%
Phoenix-Sanford Bernstein Mid-Cap
Value Series                        3/2/1998   -5.70%  14.63%           7.09%
Phoenix-Sanford Bernstein Small
Cap Value Series                   11/20/2000  -9.53%  14.89%          11.88%
Phoenix-Van Kampen Comstock Series  3/2/1998   -9.64%   9.90%           6.06%
Phoenix-Van Kampen Equity 500
Index Series                       7/14/1997   -2.86%   9.63%  3.43%    3.78%
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio                 4/28/2006   15.18%                   5.97%
PIMCO VIT Real Return Portfolio    4/28/2006    2.72%                   3.10%
PIMCO VIT Total Return Portfolio   4/28/2006    0.85%                   3.13%
Rydex Variable Trust Inverse
Government Long Bond Strategy Fund  6/2/2003  -11.76%                  -3.58%
Rydex Variable Trust Nova Fund      6/2/2003   -6.54%                  11.23%
Rydex Variable Trust Sector
Rotation Fund                       6/2/2003   14.79%                  14.41%
Sentinel Balanced Fund             9/10/2007                           -4.62%
Sentinel Bond Fund                 9/10/2007                           -4.28%
Sentinel Common Stock Fund         9/10/2007                           -4.15%
Sentinel Mid Cap Growth Fund       9/10/2007                            1.94%
Sentinel Small Company Fund        9/10/2007                           -4.97%
Templeton Developing Markets
Securities Fund                     5/1/1997   20.75%  30.12% 10.20%    5.39%
Templeton Foreign Securities Fund   5/1/1997    7.59%  17.49%  6.62%    7.02%
Templeton Growth Securities Fund     5/1/2000  -5.35%  13.93%           6.26%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
             for Contracts with Death Benefit Option 2 (continued)


                                   Inception                           Since
        Investment Option            Date    1 Year 5 Years 10 Years Inception*
        -----------------          --------- ------ ------- -------- ----------
Van Kampen UIF Equity and Income
Portfolio                          4/28/2006 -4.35%                     2.33%
Wanger International Select        2/1/1999  13.84%  25.75%            14.67%
Wanger International Small Cap     5/1/1995   8.44%  28.43%  15.57%    16.86%
Wanger Select                      2/1/1999   1.60%  15.83%            13.00%
Wanger U.S. Smaller Companies      5/1/1995  -2.35%  14.63%   8.05%    12.90%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                      for
                    Contracts with Death Benefit Option 3**


                                 Inception                   10      Since
       Investment Option           Date     1 Year  5 Years Years  Inception*
       -----------------         ---------- ------  ------- -----  ----------
AIM V.I. Capital Appreciation
Fund                             3/30/2001    4.02%  10.32%           2.49%
AIM V.I Core Equity Fund         4/21/2006    0.18%                   5.88%
AIM V.I. Mid Cap Core Equity     12/1/2004    1.59%                   7.17%
Alger American Leveraged AllCap
Portfolio                         6/5/2000   25.24%  19.53%           0.08%
DWS Equity 500 Index VIP         10/29/2001  -2.60%  10.51%           5.01%
Federated Fund For U.S.
Government Securities II         7/15/1999   -1.63%   1.61%           3.77%
Federated High Income Bond Fund
II- Primary Shares               7/15/1999   -4.44%   7.67%           3.02%
Fidelity VIP Contrafund(R)
Portfolio                         6/5/2000    9.44%  15.77%           5.57%
Fidelity VIP Growth
Opportunities Portfolio           6/5/2000   14.90%  12.36%          -0.04%
Fidelity VIP Growth Portfolio     6/5/2000   18.67%  12.40%          -1.96%
Fidelity VIP Investment Grade
Bond Portfolio                   1/29/2007                           -3.10%
Franklin Income Securities Fund  4/28/2006   -4.12%                   4.70%
Lazard Retirement Small-Cap
Portfolio                        4/25/2005  -14.38%                   3.06%
Lord Abbett Bond-Debenture
Portfolio                        4/20/2005   -1.72%                   4.31%
Lord Abbett Growth and Income
Portfolio                        4/20/2005   -4.43%                   7.98%
Lord Abbett Mid-Cap Value
Portfolio                        4/20/2005   -7.19%                   6.89%
Mutual Shares Securities Fund     5/1/2000   -4.39%  11.78%           7.80%
Neuberger Berman AMT Fasciano
Portfolio                        4/28/2006   -7.25%                  -5.98%
Neuberger Berman AMT Guardian
Portfolio                        4/28/2006   -0.78%                   3.50%
Oppenheimer Capital
Appreciation Fund/VA             4/28/2006    5.84%                   4.96%
Oppenheimer Global Securities
Fund/VA                          4/28/2006   -1.83%                   3.31%
Oppenheimer Main Street Small
Cap Fund/VA                      4/28/2006   -9.01%                  -5.08%
Phoenix Capital Growth Series    12/31/1982   2.78%   7.47% -0.82%    9.48%
Phoenix Growth & Income Series    3/2/1998   -1.26%  11.00%           4.14%
Phoenix Mid-Cap Growth Series     3/2/1998   13.67%  10.66%           4.89%
Phoenix Money Market Series      10/8/1982   -3.01%   0.58%  1.89%    3.69%
Phoenix Multi-Sector Fixed
Income Series                    12/31/1982  -4.17%   4.62%  4.08%    7.28%
Phoenix Multi-Sector Short Term
Bond Series                       6/2/2003   -3.89%                   2.12%
Phoenix Strategic Allocation
Series                           9/17/1984   -1.92%   7.35%  5.09%    8.76%
Phoenix-Aberdeen International
Series                            5/1/1990    6.91%  20.51%  7.95%    7.72%
Phoenix-Alger Small-Cap Growth
Series                           8/12/2002    8.05%  18.19%          16.91%
Phoenix-Duff & Phelps Real
Estate Securities Series          5/1/1995  -22.24%  17.86% 10.66%   13.69%
Phoenix Dynamic Asset
Allocation Series: Aggressive
Growth                            2/3/2006    0.50%                   6.80%
Phoenix Dynamic Asset
Allocation Series: Growth         2/3/2006    0.39%                   5.36%
Phoenix Dynamic Asset
Allocation Series: Moderate       2/3/2006    0.04%                   2.89%
Phoenix Dynamic Asset
Allocation Series: Moderate
Growth                            2/3/2006    0.56%                   4.81%
Phoenix-Sanford Bernstein
Mid-Cap Value Series              3/2/1998   -5.85%  14.45%           6.93%
Phoenix-Sanford Bernstein Small
Cap Value Series                 11/20/2000  -9.67%  14.71%          11.71%
Phoenix-Van Kampen Comstock
Series                            3/2/1998   -9.78%   9.73%           5.90%
Phoenix-Van Kampen Equity 500
Index Series                     7/14/1997   -3.02%   9.46%  3.27%    3.62%
PIMCO VIT
CommodityRealReturn(TM)
Strategy Portfolio               4/28/2006   15.00%                   5.81%
PIMCO VIT Real Return Portfolio  4/28/2006    2.56%                   2.94%
PIMCO VIT Total Return Portfolio 4/28/2006    0.69%                   2.97%
Rydex Variable Trust Inverse
Government Long Bond Strategy
Fund                              6/2/2003  -11.90%                  -3.73%
Rydex Variable Trust Nova Fund    6/2/2003   -6.69%                  11.06%
Rydex Variable Trust Sector
Rotation Fund                     6/2/2003   14.60%                  14.24%
Sentinel Balanced Fund           9/10/2007                           -4.66%
Sentinel Bond Fund               9/10/2007                           -4.33%
Sentinel Common Stock Fund       9/10/2007                           -4.19%
Sentinel Mid Cap Growth Fund     9/10/2007                            1.89%
Sentinel Small Company Fund      9/10/2007                           -5.02%
Templeton Developing Markets
Securities Fund                   5/1/1997   20.56%  29.92% 10.04%    5.23%
Templeton Foreign Securities
Fund                              5/1/1997    7.42%  17.31%  6.46%    6.85%
Templeton Growth Securities Fund  5/1/2000   -5.51%  13.76%           6.10%
Van Kampen UIF Equity and
Income Portfolio                 4/28/2006   -4.51%                   2.17%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                      for
              Contracts with Death Benefit Option 3** (continued)


                                     Inception                 10      Since
         Investment Option             Date    1 Year 5 Years Years  Inception*
         -----------------           --------- ------ ------- -----  ----------
Wanger International Select          2/1/1999  13.65%  25.55%          14.49%
Wanger International Small Cap       5/1/1995   8.26%  28.24% 15.40%   16.68%
Wanger Select                        2/1/1999   1.44%  15.65%          12.83%
Wanger U.S. Smaller Companies        5/1/1995  -2.51%  14.45%  7.89%   12.73%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.
** This death benefit option will not be offered after May 1, 2007.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

Standardized Average Annual Total Return for the Period Ended December 31, 2007 for Contracts with Death Benefit Option 3 with Accumulation Enhancement**


                                   Inception                   10      Since
        Investment Option            Date     1 Year  5 Years Years  Inception*
        -----------------          ---------- ------  ------- -----  ----------
AIM V.I. Capital Appreciation Fund 3/30/2001    4.13%  10.43%           2.60%
AIM V.I Core Equity Fund           4/21/2006    0.29%                   5.99%
AIM V.I. Mid Cap Core Equity       12/1/2004    1.70%                   7.28%
Alger American Leveraged AllCap
Portfolio                           6/5/2000   25.38%  19.66%           0.18%
DWS Equity 500 Index VIP           10/29/2001  -2.49%  10.62%           5.12%
Federated Fund For U.S.
Government Securities II           7/15/1999   -1.52%   1.71%           3.87%
Federated High Income Bond Fund
II- Primary Shares                 7/15/1999   -4.34%   7.78%           3.12%
Fidelity VIP Contrafund(R)
Portfolio                           6/5/2000    9.56%  15.89%           5.68%
Fidelity VIP Growth Opportunities
Portfolio                           6/5/2000   15.02%  12.47%           0.06%
Fidelity VIP Growth Portfolio       6/5/2000   18.80%  12.52%          -1.86%
Fidelity VIP Investment Grade
Bond Portfolio                     1/29/2007                           -3.01%
Franklin Income Securities Fund    4/28/2006   -4.02%                   4.81%
Lazard Retirement Small-Cap
Portfolio                          4/25/2005  -14.29%                   3.17%
Lord Abbett Bond-Debenture
Portfolio                          4/20/2005   -1.62%                   4.42%
Lord Abbett Growth and Income
Portfolio                          4/20/2005   -4.33%                   8.09%
Lord Abbett Mid-Cap Value
Portfolio                          4/20/2005   -7.10%                   7.00%
Mutual Shares Securities Fund       5/1/2000   -4.29%  11.90%           7.91%
Neuberger Berman AMT Fasciano
Portfolio                          4/28/2006   -7.16%                  -5.88%
Neuberger Berman AMT Guardian
Portfolio                          4/28/2006   -0.68%                   3.61%
Oppenheimer Capital Appreciation
Fund/VA                            4/28/2006    5.96%                   5.07%
Oppenheimer Global Securities
Fund/VA                            4/28/2006   -1.72%                   3.42%
Oppenheimer Main Street Small Cap
Fund/VA                            4/28/2006   -8.92%                  -4.98%
Phoenix Capital Growth Series      12/31/1982   2.89%   7.58% -0.72%    9.59%
Phoenix Growth & Income Series      3/2/1998   -1.15%  11.12%           4.25%
Phoenix Mid-Cap Growth Series       3/2/1998   13.79%  10.77%           5.00%
Phoenix Money Market Series        10/8/1982   -2.91%   0.68%  1.99%    3.80%
Phoenix Multi-Sector Fixed Income
Series                             12/31/1982  -4.06%   4.73%  4.19%    7.39%
Phoenix Multi-Sector Short Term
Bond Series                         6/2/2003   -3.79%                   2.23%
Phoenix Strategic Allocation
Series                             9/17/1984   -1.82%   7.47%  5.19%    8.87%
Phoenix-Aberdeen International
Series                              5/1/1990    7.03%  20.63%  8.06%    7.83%
Phoenix-Alger Small-Cap Growth
Series                             8/12/2002    8.16%  18.31%          17.03%
Phoenix-Duff & Phelps Real Estate
Securities Series                   5/1/1995  -22.16%  17.98% 10.77%   13.80%
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth           2/3/2006    0.61%                   6.91%
Phoenix Dynamic Asset Allocation
Series: Growth                      2/3/2006    0.50%                   5.47%
Phoenix Dynamic Asset Allocation
Series: Moderate                    2/3/2006    0.15%                   3.00%
Phoenix Dynamic Asset Allocation
Series: Moderate Growth             2/3/2006    0.67%                   4.92%
Phoenix-Sanford Bernstein Mid-Cap
Value Series                        3/2/1998   -5.75%  14.57%           7.04%
Phoenix-Sanford Bernstein Small
Cap Value Series                   11/20/2000  -9.58%  14.83%          11.82%
Phoenix-Van Kampen Comstock Series  3/2/1998   -9.68%   9.85%           6.00%
Phoenix-Van Kampen Equity 500
Index Series                       7/14/1997   -2.91%   9.57%  3.38%    3.73%
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio                 4/28/2006   15.12%                   5.92%
PIMCO VIT Real Return Portfolio    4/28/2006    2.67%                   3.05%
PIMCO VIT Total Return Portfolio   4/28/2006    0.80%                   3.08%
Rydex Variable Trust Inverse
Government Long Bond Strategy Fund  6/2/2003  -11.81%                  -3.63%
Rydex Variable Trust Nova Fund      6/2/2003   -6.59%                  11.17%
Rydex Variable Trust Sector
Rotation Fund                       6/2/2003   14.73%                  14.35%
Sentinel Balanced Fund             9/10/2007                           -4.63%
Sentinel Bond Fund                 9/10/2007                           -4.30%
Sentinel Common Stock Fund         9/10/2007                           -4.16%
Sentinel Mid Cap Growth Fund       9/10/2007                            1.93%
Sentinel Small Company Fund        9/10/2007                           -4.99%
Templeton Developing Markets
Securities Fund                     5/1/1997   20.69%  30.06% 10.15%    5.33%
Templeton Foreign Securities Fund   5/1/1997    7.53%  17.43%  6.57%    6.96%
Templeton Growth Securities Fund    5/1/2000   -5.41%  13.88%           6.20%
Van Kampen UIF Equity and Income
Portfolio                          4/28/2006   -4.41%                   2.28%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
   for Contracts with Death Benefit Option 3 with Accumulation Enhancement**
                                  (continued)


                                     Inception                 10      Since
         Investment Option             Date    1 Year 5 Years Years  Inception*
         -----------------           --------- ------ ------- -----  ----------
Wanger International Select          2/1/1999  13.78%  25.68%          14.61%
Wanger International Small Cap       5/1/1995   8.38%  28.37% 15.51%   16.80%
Wanger Select                        2/1/1999   1.55%  15.77%          12.94%
Wanger U.S. Smaller Companies        5/1/1995  -2.40%  14.57%  8.00%   12.84%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.
** This death benefit option will not be offered after May 1, 2007.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 1


               Investment Option                  1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
               -----------------                 -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               18.00% 43.03% -11.88% -24.13% -25.19% 28.10%  5.45%  7.64%  5.13% 10.78%
AIM V.I. Core Equity Fund                        26.29% 32.78% -15.49% -23.68% -16.51% 23.06%  7.77%  4.16% 15.43%  6.92%
AIM V.I. Mid Cap Core Equity                                                   -12.07% 25.92% 12.57%  6.44% 10.02%  8.34%
Alger American Leveraged AllCap Portfolio        56.11% 76.12% -25.66% -16.87% -34.64% 33.24%  7.00% 13.19% 17.96% 32.06%
AllianceBernstein Balanced Wealth Strategy                                                            5.84% 12.52%  4.10%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.72% 16.04%  3.69%
DWS Equity 500 Index VIP                         27.31% 19.07% -10.23% -13.17% -23.17% 26.75%  9.38%  3.53% 14.26%  4.13%
DWS Small Cap Index VIP                          -3.25% 18.85%  -4.92%   0.95% -21.45% 44.83% 16.47%  3.12% 16.21% -2.98%
Federated Fund For U.S. Government Securities II  6.48% -1.68%   9.78%   5.85%   7.85%  1.24%  2.47%  0.91%  3.00%  5.11%
Federated High Income Bond Fund II- Primary
Shares                                            1.58%  1.20% -10.02%   0.25%   0.27% 20.87%  9.25%  1.53%  9.59%  2.29%
Fidelity VIP Contrafund(R) Portfolio             28.52% 22.79%  -7.73% -13.34% -10.42% 26.94% 14.07% 15.57% 10.37% 16.21%
Fidelity VIP Growth Opportunities Portfolio      23.14%  3.04% -18.09% -15.39% -22.78% 28.24%  5.88%  7.67%  4.15% 21.68%
Fidelity VIP Growth Portfolio                    37.86% 35.79% -12.04% -18.63% -30.97% 31.32%  2.13%  4.51%  5.56% 25.47%
Fidelity VIP Investment Grade Bond Portfolio                             7.11%   8.99%  3.91%  3.17%  0.97%  3.16%  3.06%
Franklin Flex Cap Growth Securities Fund                                                                     4.06% 13.07%
Franklin Income Securities Fund                                 18.13%  -0.35%  -1.70% 30.28% 12.61%  0.50% 16.95%  2.61%
Lazard Retirement Small-Cap Portfolio            -4.28%  3.98%  19.73%  17.33% -18.58% 35.72% 13.63%  2.86% 14.80% -8.22%
Lord Abbett Bond-Debenture Portfolio                                             6.74% 16.71%  6.70%  0.20%  8.13%  5.01%
Lord Abbett Growth and Income Portfolio          11.65% 15.46%  14.51%  -7.74% -18.93% 29.58% 11.42%  2.12% 15.99%  2.29%
Lord Abbett Mid-Cap Value Portfolio                             50.78%   6.86% -10.77% 23.39% 22.68%  7.04% 11.00% -0.53%
Mutual Shares Securities Fund                    -1.28% 12.34%  12.01%   5.86% -12.78% 23.77% 11.39%  9.34% 17.08%  2.34%
Neuberger Berman AMT Fasciano Portfolio                                                23.70% 10.65%  1.77%  4.10% -0.59%
Neuberger Berman AMT Guardian Portfolio                                                29.96% 14.28%  6.97% 11.78%  5.96%
Oppenheimer Capital Appreciation Fund/VA                                       -27.89% 29.26%  5.45%  3.72%  6.50% 12.60%
Oppenheimer Global Securities Fund/VA                                  -13.14% -23.22% 41.30% 17.58% 12.82% 16.08%  4.91%
Oppenheimer Main Street Small Cap Fund/VA                                      -16.85% 42.67% 17.87%  8.52% 13.40% -2.48%
Phoenix Capital Growth Series                    28.60% 28.27% -18.69% -35.31% -25.64% 25.10%  3.82%  2.58%  2.09%  9.53%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   7.25%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     7.14%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.79%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.30%
Phoenix Growth & Income Series                          15.74%  -7.63%  -9.18% -23.37% 26.06%  9.26%  3.66% 15.90%  5.48%
Phoenix Mid-Cap Growth Series                           44.06%  12.51% -25.96% -33.24% 27.42%  5.55%  3.04%  2.99% 20.45%
Phoenix Money Market Series                       3.95%  3.68%   4.88%   2.67%   0.30% -0.42% -0.32%  1.46%  3.27%  3.72%
Phoenix Multi-Sector Fixed Income Series         -5.20%  4.30%   5.32%   4.92%   8.79% 13.32%  5.66%  0.67%  5.67%  2.56%
Phoenix Multi-Sector Short Term Bond Series                                                    4.18%  0.25%  4.56%  2.84%
Phoenix Strategic Allocation Series              19.48% 10.05%  -0.51%   0.74% -12.55% 18.56%  6.28%  0.67% 11.45%  4.81%

             Investment Option                1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  ------  -----  -----  ------
Phoenix-Aberdeen International Series         26.54%  28.10% -16.74% -24.89% -15.74% 30.42%  19.46% 17.27% 25.98%  13.67%
Phoenix-Alger Small-Cap Growth Series                                                51.70%   1.00% 14.38% 18.14%  14.81%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -22.07%   3.64%  29.37%   5.44%  10.85% 36.75%  33.21% 13.84% 35.57% -16.64%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.27%  15.63%  21.63%  -9.56% 39.42%  19.08%  6.55% 13.65%   0.87%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.48%  -9.54% 42.28%  21.33%  6.28% 15.47%  -3.18%
Phoenix-Van Kampen Comstock Series                    22.98%  30.75% -18.87% -22.79% 22.51%  11.67%  4.27% 19.57%  -3.30%
Phoenix-Van Kampen Equity 500 Index Series    30.25%  17.53% -12.44% -12.88% -24.53% 24.84%   8.63%  2.55% 12.96%   3.71%
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio                                                                                                 21.78%
PIMCO VIT Real Return Portfolio                                                                                     9.31%
PIMCO VIT Total Return Portfolio                                                                                    7.43%
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                                     -11.65% -6.28%  6.92%  -5.57%
Rydex Variable Trust Nova Fund                28.64%  21.92% -21.17% -24.42% -36.43% 37.66%  13.36%  2.83% 17.97%   0.01%
Rydex Variable Trust Sector Rotation Fund                                            28.47%   9.50% 12.46% 10.17%  21.39%
Sentinel Balanced Fund                                                                        6.26%  4.49% 10.27%   8.46%
Sentinel Bond Fund                                                                            3.60%  0.69%  2.57%   6.42%
Sentinel Common Stock Fund                                            -9.11% -18.24% 30.00%   8.45%  6.47% 14.88%  10.59%
Sentinel Mid Cap Growth Fund                                         -25.10% -24.92% 40.30%  11.10%  2.64%  4.45%  22.51%
Sentinel Small Company Fund                                            4.19% -14.87% 37.92%  14.64%  7.03% 14.91%   7.73%
Summit S&P Midcap 400 Index Portfolio                         14.63%  -2.26% -16.08% 33.27%  14.49% 10.72%  8.52%   6.20%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 1
                                  (continued)


             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  -----
Templeton Developing Markets Securities Fund -21.91%  51.63% -32.79%  -9.10%  -1.24% 51.32% 23.34% 26.04% 26.69% 27.36%
Templeton Foreign Securities Fund              7.85%  21.90%  -3.43% -16.93% -19.46% 30.76% 17.23%  8.96% 20.12% 14.18%
Templeton Growth Securities Fund               7.51%  19.52%   0.37%  -2.39% -19.39% 30.68% 14.75%  7.67% 20.47%  1.22%
Van Kampen UIF Equity and Income Portfolio                                                  10.30%  6.21% 11.35%  2.22%
Wanger International Select                                   -2.65% -27.43% -16.23% 39.68% 22.97% 15.15% 34.51% 20.44%
Wanger International Small Cap                15.07% 124.05% -28.65% -22.14% -14.78% 47.23% 28.84% 20.20% 35.66% 15.03%
Wanger Select                                                  8.26%   7.89%  -8.63% 29.29% 17.99%  9.28% 18.39%  8.18%
Wanger U.S. Smaller Companies                  7.50%  23.71%  -9.17%  10.16% -17.73% 41.65% 17.03% 10.03%  6.69%  4.22%


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 2


               Investment Option                  1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
               -----------------                 -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               17.82% 42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98% 10.61%
AIM V.I. Core Equity Fund                        26.10% 32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76%
AIM V.I. Mid Cap Core Equity                                                   -12.21% 25.74% 12.40%  6.28%  9.86%  8.17%
Alger American Leveraged AllCap Portfolio        55.87% 75.85% -25.78% -16.99% -34.74% 33.04%  6.84% 13.02% 17.78% 31.86%
AllianceBernstein Balanced Wealth Strategy                                                            5.69% 12.35%  3.95%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.55% 15.87%  3.53%
DWS Equity 500 Index VIP                         27.12% 18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97%
DWS Small Cap Index VIP                          -3.40% 18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04% -3.12%
Federated Fund For U.S. Government Securities II  6.32% -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%
Federated High Income Bond Fund II- Primary
Shares                                            1.42%  1.05% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.43%  2.13%
Fidelity VIP Contrafund(R) Portfolio             28.32% 22.61%  -7.87% -13.47% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03%
Fidelity VIP Growth Opportunities Portfolio      22.96%  2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.51%  3.99% 21.50%
Fidelity VIP Growth Portfolio                    37.65% 35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28%
Fidelity VIP Investment Grade Bond Portfolio                             6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%
Franklin Flex Cap Growth Securities Fund                                                                     3.90% 12.90%
Franklin Income Securities Fund                                 17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45%
Lazard Retirement Small-Cap Portfolio            -4.42%  3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.36%
Lord Abbett Bond-Debenture Portfolio                                             6.58% 16.54%  6.54%  0.05%  7.97%  4.85%
Lord Abbett Growth and Income Portfolio          11.48% 15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14%
Lord Abbett Mid-Cap Value Portfolio                             50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68%
Mutual Shares Securities Fund                    -1.43% 12.17%  11.85%   5.70% -12.91% 23.58% 11.22%  9.18% 16.91%  2.18%
Neuberger Berman AMT Fasciano Portfolio                                                23.51% 10.48%  1.62%  3.94% -0.75%
Neuberger Berman AMT Guardian Portfolio                                                29.76% 14.11%  6.81% 11.61%  5.79%
Oppenheimer Capital Appreciation Fund/VA                                       -27.99% 29.07%  5.29%  3.56%  6.34% 12.43%
Oppenheimer Global Securities Fund/VA                                  -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%  4.75%
Oppenheimer Main Street Small Cap Fund/VA                                      -16.97% 42.45% 17.70%  8.36% 13.23% -2.63%
Phoenix Capital Growth Series                    28.41% 28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%  9.36%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   7.08%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     6.97%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.62%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.14%
Phoenix Growth & Income Series                          15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%  5.32%
Phoenix Mid-Cap Growth Series                           43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83% 20.27%
Phoenix Money Market Series                       3.80%  3.53%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%  3.56%
Phoenix Multi-Sector Fixed Income Series         -5.34%  4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%  2.41%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
Phoenix Multi-Sector Short Term Bond Series                                                  4.02%  0.10%  4.40%   2.68%
Phoenix Strategic Allocation Series           19.30%   9.88%  -0.66%   0.59% -12.68% 18.37%  6.12%  0.52% 11.28%   4.65%
Phoenix-Aberdeen International Series         26.35%  27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50%
Phoenix-Alger Small-Cap Growth Series                                                51.47%  0.85% 14.20% 17.97%  14.64%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -22.19%   3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.31%  -9.68% 42.06% 21.14%  6.12% 15.29%  -3.33%
Phoenix-Van Kampen Comstock Series                    22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39%  -3.45%
Phoenix-Van Kampen Equity 500 Index Series    30.05%  17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%   3.56%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                         21.60%
PIMCO VIT Real Return Portfolio                                                                                    9.14%
PIMCO VIT Total Return Portfolio                                                                                   7.27%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 2
                                  (continued)


             Investment Option                1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  ------  -----  -----  -----
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                                     -11.78% -6.42%  6.76% -5.71%
Rydex Variable Trust Nova Fund                28.45%  21.73% -21.29% -24.54% -36.52% 37.46%  13.19%  2.67% 17.79% -0.14%
Rydex Variable Trust Sector Rotation Fund                                            28.28%   9.33% 12.30% 10.00% 21.21%
Sentinel Balanced Fund                                                                        6.10%  4.34% 10.10%  8.30%
Sentinel Bond Fund                                                                            3.45%  0.54%  2.41%  6.26%
Sentinel Common Stock Fund                                            -9.25% -18.36% 29.80%   8.29%  6.31% 14.70% 10.42%
Sentinel Mid Cap Growth Fund                                         -25.21% -25.03% 40.09%  10.93%  2.48%  4.29% 22.33%
Sentinel Small Company Fund                                            4.03% -15.00% 37.72%  14.47%  6.87% 14.73%  7.57%
Summit S&P Midcap 400 Index Portfolio                         14.45%  -2.41% -16.20% 33.07%  14.32% 10.56%  8.36%  6.04%
Templeton Developing Markets Securities Fund -22.03%  51.40% -32.89%  -9.24%  -1.39% 51.09%  23.16% 25.85% 26.50% 27.17%
Templeton Foreign Securities Fund              7.69%  21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%  8.80% 19.93% 14.01%
Templeton Growth Securities Fund               7.35%  19.34%   0.22%  -2.54% -19.51% 30.48%  14.58%  7.51% 20.29%  1.06%
Van Kampen UIF Equity and Income Portfolio                                                   10.13%  6.05% 11.18%  2.06%
Wanger International Select                                   -2.80% -27.54% -16.35% 39.47%  22.78% 14.98% 34.31% 20.25%
Wanger International Small Cap                14.89% 123.71% -28.75% -22.26% -14.91% 47.01%  28.64% 20.01% 35.45% 14.85%
Wanger Select                                                  8.10%   7.72%  -8.77% 29.09%  17.82%  9.11% 18.21%  8.02%
Wanger U.S. Smaller Companies                  7.34%  23.53%  -9.30%   9.99% -17.85% 41.43%  16.85%  9.87%  6.53%  4.07%


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

     Non-Standardized Annual Total Return for Contracts with Death Benefit
                                  Option 3/1/


               Investment Option                  1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
               -----------------                 -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               17.65% 42.61% -12.15% -24.36% -25.42% 27.71%  5.13%  7.32%  4.82% 10.44%
AIM V.I. Core Equity Fund                        25.91% 32.38% -15.74% -23.91% -16.76% 22.69%  7.45%  3.85% 15.08%  6.60%
AIM V.I. Mid Cap Core Equity                                                   -12.34% 25.55% 12.23%  6.11%  9.69%  8.01%
Alger American Leveraged AllCap Portfolio        55.64% 75.59% -25.89% -17.12% -34.84% 32.84%  6.67% 12.85% 17.60% 31.66%
AllianceBernstein Balanced Wealth Strategy                                                            5.53% 12.18%  3.79%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.39% 15.70%  3.38%
DWS Equity 500 Index VIP                         26.92% 18.71% -10.49% -13.43% -23.40% 26.36%  9.05%  3.22% 13.91%  3.82%
DWS Small Cap Index VIP                          -3.54% 18.50%  -5.21%   0.64% -21.69% 44.39% 16.12%  2.82% 15.86% -3.27%
Federated Fund For U.S. Government Securities II  6.16% -1.98%   9.45%   5.53%   7.52%  0.93%  2.16%  0.60%  2.69%  4.79%
Federated High Income Bond Fund II- Primary
Shares                                            1.27%  0.89% -10.29%  -0.05%  -0.03% 20.51%  8.91%  1.22%  9.26%  1.97%
Fidelity VIP Contrafund(R) Portfolio             28.13% 22.42%  -8.01% -13.60% -10.69% 26.56% 13.73% 15.22% 10.03% 15.86%
Fidelity VIP Growth Opportunities Portfolio      22.78%  2.73% -18.33% -15.65% -23.01% 27.85%  5.56%  7.34%  3.83% 21.31%
Fidelity VIP Growth Portfolio                    37.44% 35.38% -12.30% -18.88% -31.18% 30.92%  1.82%  4.20%  5.24% 25.09%
Fidelity VIP Investment Grade Bond Portfolio                             6.79%   8.67%  3.60%  2.86%  0.67%  2.85%  2.75%
Franklin Flex Cap Growth Securities Fund                                                                     3.74% 12.73%
Franklin Income Securities Fund                                 17.78%  -0.65%  -1.99% 29.89% 12.27%  0.20% 16.59%  2.30%
Lazard Retirement Small-Cap Portfolio            -4.56%  3.66%  19.37%  16.97% -18.82% 35.31% 13.29%  2.55% 14.45% -8.50%
Lord Abbett Bond-Debenture Portfolio                                             6.42% 16.36%  6.38% -0.10%  7.80%  4.69%
Lord Abbett Growth and Income Portfolio          11.32% 15.12%  14.17%  -8.02% -19.17% 29.19% 11.08%  1.81% 15.64%  1.98%
Lord Abbett Mid-Cap Value Portfolio                             50.33%   6.54% -11.04% 23.02% 22.31%  6.71% 10.67% -0.83%
Mutual Shares Securities Fund                    -1.58% 12.00%  11.68%   5.54% -13.05% 23.40% 11.06%  9.01% 16.73%  2.02%
Neuberger Berman AMT Fasciano Portfolio                                                23.33% 10.32%  1.47%  3.79% -0.90%
Neuberger Berman AMT Guardian Portfolio                                                29.57% 13.94%  6.65% 11.45%  5.63%
Oppenheimer Capital Appreciation Fund/VA                                       -28.10% 28.87%  5.13%  3.41%  6.18% 12.26%
Oppenheimer Global Securities Fund/VA                                  -13.40% -23.45% 40.88% 17.22% 12.48% 15.73%  4.59%
Oppenheimer Main Street Small Cap Fund/VA                                      -17.10% 42.24% 17.52%  8.19% 13.06% -2.78%
Phoenix Capital Growth Series                    28.21% 27.89% -18.93% -35.51% -25.86% 24.72%  3.50%  2.27%  1.78%  9.19%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   6.92%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     6.81%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.46%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     6.98%
Phoenix Growth & Income Series                          15.39%  -7.91%  -9.46% -23.60% 25.68%  8.93%  3.34% 15.55%  5.16%
Phoenix Mid-Cap Growth Series                           43.63%  12.17% -26.18% -33.45% 27.03%  5.23%  2.73%  2.68% 20.09%
Phoenix Money Market Series                       3.64%  3.37%   4.57%   2.36%   0.00% -0.72% -0.62%  1.15%  2.96%  3.41%
Phoenix Multi-Sector Fixed Income Series         -5.48%  3.99%   5.00%   4.60%   8.46% 12.97%  5.34%  0.37%  5.35%  2.25%
Phoenix Multi-Sector Short Term Bond Series                                                    3.86% -0.05%  4.24%  2.52%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
Phoenix Strategic Allocation Series           19.12%   9.72%  -0.81%   0.44% -12.82% 18.20%  5.96%  0.37% 11.12%   4.49%
Phoenix-Aberdeen International Series         26.16%  27.72% -16.98% -25.11% -16.00% 30.02% 19.09% 16.92% 25.60%  13.33%
Phoenix-Alger Small-Cap Growth Series                                                51.24%  0.69% 14.03% 17.79%  14.46%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -22.31%   3.33%  28.98%   5.13%  10.51% 36.33% 32.81% 13.49% 35.16% -16.90%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.54%  15.29%  21.27%  -9.83% 39.00% 18.72%  6.23% 13.31%   0.57%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.14%  -9.82% 41.85% 20.96%  5.96% 15.12%  -3.48%
Phoenix-Van Kampen Comstock Series                    22.61%  30.36% -19.12% -23.03% 22.14% 11.34%  3.96% 19.21%  -3.59%
Phoenix-Van Kampen Equity 500 Index Series    29.86%  17.18% -12.70% -13.14% -24.75% 24.46%  8.30%  2.24% 12.62%   3.40%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                         21.41%
PIMCO VIT Real Return Portfolio                                                                                    8.97%
PIMCO VIT Total Return Portfolio                                                                                   7.10%

     Non-Standardized Annual Total Return for Contracts with Death Benefit
                            Option 3/1/ (continued)


             Investment Option                1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  ------  -----  -----  -----
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                                     -11.92% -6.56%  6.60% -5.85%
Rydex Variable Trust Nova Fund                28.26%  21.55% -21.41% -24.65% -36.62% 37.25%  13.02%  2.52% 17.61% -0.30%
Rydex Variable Trust Sector Rotation Fund                                            28.09%   9.16% 12.13%  9.83% 21.02%
Sentinel Balanced Fund                                                                        5.94%  4.18%  9.94%  8.13%
Sentinel Bond Fund                                                                            3.29%  0.39%  2.26%  6.10%
Sentinel Common Stock Fund                                            -9.38% -18.48% 29.61%   8.12%  6.15% 14.53% 10.25%
Sentinel Mid Cap Growth Fund                                         -25.32% -25.15% 39.88%  10.77%  2.33%  4.14% 22.14%
Sentinel Small Company Fund                                            3.88% -15.12% 37.51%  14.30%  6.71% 14.56%  7.41%
Summit S&P Midcap 400 Index Portfolio                         14.28%  -2.55% -16.33% 32.87%  14.15% 10.39%  8.20%  5.88%
Templeton Developing Markets Securities Fund -22.15%  51.18% -32.99%  -9.37%  -1.54% 50.87%  22.98% 25.66% 26.31% 26.97%
Templeton Foreign Securities Fund              7.53%  21.54%  -3.72% -17.18% -19.70% 30.36%  16.87%  8.63% 19.75% 13.83%
Templeton Growth Securities Fund               7.19%  19.16%   0.07%  -2.69% -19.63% 30.29%  14.40%  7.34% 20.11%  0.91%
Van Kampen UIF Equity and Income Portfolio                                                    9.97%  5.89% 11.01%  1.91%
Wanger International Select                                   -2.94% -27.65% -16.48% 39.26%  22.60% 14.81% 34.10% 20.07%
Wanger International Small Cap                14.72% 123.38% -28.86% -22.38% -15.04% 46.78%  28.45% 19.83% 35.25% 14.68%
Wanger Select                                                  7.94%   7.56%  -8.91% 28.90%  17.64%  8.95% 18.03%  7.86%
Wanger U.S. Smaller Companies                  7.18%  23.34%  -9.44%   9.82% -17.97% 41.22%  16.68%  9.70%  6.37%  3.91%

--------
/1/  This death benefit option will not be offered after May 1, 2007.

       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 3
                  Contracts with Accumulation Enhancement/1/


Investment Option                                 1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
-----------------                                -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital Appreciation Fund               17.76% 42.75% -12.06% -24.28% -25.34% 27.84%  5.24%  7.43%  4.92% 10.55%
AIM V.I. Core Equity Fund                        26.04% 32.51% -15.66% -23.84% -16.67% 22.82%  7.56%  3.96% 15.19%  6.70%
AIM V.I. Mid Cap Core Equity                                                   -12.25% 25.67% 12.34%  6.22%  9.80%  8.12%
Alger American Leveraged AllCap Portfolio        55.79% 75.77% -25.81% -17.03% -34.77% 32.98%  6.78% 12.96% 17.72% 31.79%
AllianceBernstein Balanced Wealth Strategy                                                            5.63% 12.29%  3.89%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                             9.50% 15.81%  3.48%
DWS Equity 500 Index VIP                         27.05% 18.83% -10.40% -13.34% -23.33% 26.49%  9.15%  3.32% 14.03%  3.92%
DWS Small Cap Index VIP                          -3.45% 18.61%  -5.11%   0.74% -21.61% 44.54% 16.23%  2.92% 15.98% -3.17%
Federated Fund For U.S. Government Securities II  6.27% -1.88%   9.56%   5.64%   7.63%  1.04%  2.26%  0.71%  2.79%  4.90%
Federated High Income Bond Fund II- Primary
Shares                                            1.37%  0.99% -10.20%   0.05%   0.07% 20.63%  9.02%  1.33%  9.37%  2.08%
Fidelity VIP Contrafund(R) Portfolio             28.26% 22.54%  -7.92% -13.51% -10.60% 26.69% 13.84% 15.34% 10.14% 15.97%
Fidelity VIP Growth Opportunities Portfolio      22.90%  2.84% -18.25% -15.56% -22.93% 27.98%  5.67%  7.45%  3.94% 21.44%
Fidelity VIP Growth Portfolio                    37.58% 35.52% -12.21% -18.80% -31.11% 31.06%  1.92%  4.30%  5.35% 25.22%
Fidelity VIP Investment Grade Bond Portfolio                             6.90%   8.78%  3.71%  2.97%  0.77%  2.96%  2.85%
Franklin Flex Cap Growth Securities Fund                                                                     3.85% 12.84%
Franklin Income Securities Fund                                 17.89%  -0.55%  -1.89% 30.02% 12.38%  0.30% 16.71%  2.40%
Lazard Retirement Small-Cap Portfolio            -4.47%  3.77%  19.49%  17.09% -18.74% 35.45% 13.40%  2.65% 14.57% -8.41%
Lord Abbett Bond-Debenture Portfolio                                             6.53% 16.48%  6.49%  0.00%  7.91%  4.80%
Lord Abbett Growth and Income Portfolio          11.43% 15.23%  14.29%  -7.93% -19.09% 29.32% 11.19%  1.91% 15.75%  2.09%
Lord Abbett Mid-Cap Value Portfolio                             50.48%   6.65% -10.95% 23.14% 22.44%  6.82% 10.78% -0.73%
Mutual Shares Securities Fund                    -1.48% 12.11%  11.79%   5.65% -12.96% 23.52% 11.17%  9.12% 16.85%  2.13%
Neuberger Berman AMT Fasciano Portfolio                                                23.45% 10.43%  1.57%  3.89% -0.80%
Neuberger Berman AMT Guardian Portfolio                                                29.70% 14.05%  6.76% 11.56%  5.74%
Oppenheimer Capital Appreciation Fund/VA                                       -28.03% 29.00%  5.24%  3.51%  6.29% 12.37%
Oppenheimer Global Securities Fund/VA                                  -13.32% -23.37% 41.02% 17.34% 12.59% 15.85%  4.70%
Oppenheimer Main Street Small Cap Fund/VA                                      -17.01% 42.38% 17.64%  8.30% 13.18% -2.68%
Phoenix Capital Growth Series                    28.34% 28.01% -18.85% -35.44% -25.79% 24.84%  3.61%  2.37%  1.88%  9.30%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   7.03%
Phoenix Dynamic Asset Allocation Series: Growth                                                                     6.92%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.57%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.08%
Phoenix Growth & Income Series                          15.51%  -7.81%  -9.37% -23.52% 25.81%  9.04%  3.45% 15.66%  5.26%
Phoenix Mid-Cap Growth Series                           43.77%  12.29% -26.10% -33.38% 27.16%  5.33%  2.83%  2.78% 20.21%
Phoenix Money Market Series                       3.74%  3.47%   4.67%   2.47%   0.10% -0.62% -0.52%  1.25%  3.06%  3.51%

             Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
Phoenix Multi-Sector Fixed Income Series      -5.39%   4.10%   5.11%   4.71%   8.57% 13.09%  5.45%  0.47%  5.46%   2.36%
Phoenix Multi-Sector Short Term Bond Series                                                  3.97%  0.05%  4.35%   2.63%
Phoenix Strategic Allocation Series           19.24%   9.83%  -0.71%   0.54% -12.73% 18.31%  6.06%  0.47% 11.23%   4.60%
Phoenix-Aberdeen International Series         26.29%  27.84% -16.90% -25.04% -15.91% 30.15% 19.21% 17.03% 25.73%  13.44%
Phoenix-Alger Small-Cap Growth Series                                                51.39%  0.79% 14.15% 17.91%  14.58%
Phoenix-Duff & Phelps Real Estate Securities
Series                                       -22.23%   3.43%  29.11%   5.23%  10.62% 36.47% 32.94% 13.61% 35.29% -16.81%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                               -11.45%  15.40%  21.39%  -9.74% 39.14% 18.84%  6.34% 13.42%   0.67%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                14.25%  -9.73% 41.99% 21.08%  6.07% 15.24%  -3.38%
Phoenix-Van Kampen Comstock Series                    22.73%  30.49% -19.03% -22.95% 22.27% 11.45%  4.06% 19.33%  -3.49%
Phoenix-Van Kampen Equity 500 Index Series    29.99%  17.30% -12.62% -13.05% -24.68% 24.59%  8.41%  2.35% 12.73%   3.50%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                         21.54%
PIMCO VIT Real Return Portfolio                                                                                    9.08%
PIMCO VIT Total Return Portfolio                                                                                   7.21%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 3
            Contracts with Accumulation Enhancement/1/ (continued)


Investment Option                             1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
-----------------                            ------  ------  ------  ------  ------  -----  ------  -----  -----  -----
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                                     -11.83% -6.47%  6.71% -5.76%
Rydex Variable Trust Nova Fund                28.39%  21.67% -21.33% -24.57% -36.56% 37.39%  13.13%  2.62% 17.73% -0.19%
Rydex Variable Trust Sector Rotation Fund                                            28.22%   9.28% 12.24%  9.94% 21.14%
Sentinel Balanced Fund                                                                        6.05%  4.28% 10.05%  8.24%
Sentinel Bond Fund                                                                            3.39%  0.49%  2.36%  6.21%
Sentinel Common Stock Fund                                            -9.29% -18.40% 29.74%   8.23%  6.26% 14.65% 10.36%
Sentinel Mid Cap Growth Fund                                         -25.25% -25.07% 40.02%  10.88%  2.43%  4.24% 22.27%
Sentinel Small Company Fund                                            3.98% -15.04% 37.65%  14.41%  6.81% 14.68%  7.52%
Summit S&P Midcap 400 Index Portfolio                         14.40%  -2.46% -16.25% 33.00%  14.26% 10.50%  8.31%  5.99%
Templeton Developing Markets Securities Fund -22.07%  51.33% -32.93%  -9.28%  -1.44% 51.02%  23.10% 25.79% 26.43% 27.10%
Templeton Foreign Securities Fund              7.64%  21.66%  -3.63% -17.09% -19.62% 30.50%  16.99%  8.74% 19.87% 13.95%
Templeton Growth Securities Fund               7.30%  19.27%   0.17%  -2.59% -19.55% 30.42%  14.52%  7.45% 20.23%  1.01%
Van Kampen UIF Equity and Income Portfolio                                                   10.08%  6.00% 11.12%  2.01%
Wanger International Select                                   -2.84% -27.58% -16.39% 39.40%  22.72% 14.92% 34.24% 20.19%
Wanger International Small Cap                14.84% 123.60% -28.79% -22.30% -14.95% 46.93%  28.58% 19.95% 35.39% 14.79%
Wanger Select                                                  8.05%   7.67%  -8.82% 29.03%  17.76%  9.06% 18.15%  7.97%
Wanger U.S. Smaller Companies                  7.29%  23.47%  -9.35%   9.94% -17.89% 41.36%  16.79%  9.81%  6.48%  4.01%

--------
/1/ This death benefit option will not be offered after May 1, 2007.

       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return


   Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


   The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

   The yield/return calculations include a mortality and expense risk charge equal to either .975% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.275% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


   The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


   We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


   The following examples of return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:


Contracts with Death Benefit Option 1


Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period: ..................................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.................................................  1.000579
Calculation:
Ending account value................................................  1.000579
Less beginning account value........................................  1.000000
   Net change in account value......................................  0.000579
Base period return:
   (net change/beginning account value).............................  0.000579
Current yield = return x (365/7) =..................................      3.02%
Effective yield = [(1 + return)/365/7/] -1 =........................      3.06%

Contracts with Death Benefit Option 2:


Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:...................................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.................................................  1.000551
Calculation:
   Ending account value.............................................  1.000551
   Less beginning account value.....................................  1.000000
   Net change in account value......................................  0.000551
Base period return:
   (net change/beginning account value).............................  0.000551
Current yield = return x (365/7) =..................................      2.87%
Effective yield = [(1 + return)/365/7/] -1 =........................      2.91%


Contracts with Death Benefit Option 3/1/:


Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:...................................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.................................................  1.000522
Calculation:
   Ending account value.............................................  1.000522
   Less beginning account value.....................................  1.000000
   Net change in account value......................................  0.000522
Base period return:
   (net change/beginning account value).............................  0.000522
Current yield = return x (365/7) =..................................      2.72%
Effective yield = [(1 + return)/365/7/] -1 =........................      2.76%

--------
/1/  This death benefit option will not be offered after May 1, 2007.


Contracts with Death Benefit Option 3 with Accumulation Enhancement/1/:



Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:...................................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.................................................  1.000541
Calculation:
   Ending account value.............................................  1.000541
   Less beginning account value.....................................  1.000000
   Net change in account value......................................  0.000541
Base period return:
   (net change/beginning account value).............................  0.000541
Current yield = return x (365/7) =..................................      2.82%
Effective yield = [(1 + return)/365/7/] -1 =........................      2.86%

--------

/1/  This death benefit option will not be offered after May 1, 2007.


   Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


   Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the investment option;


(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:

 II  =   a hypothetical initial payment of $1,000
  R  =   average annual total return for the period
  n  =   number of years in the period
 ERV = ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]


We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.


Performance Information

   Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM/("DJIA")

   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index

   Standard & Poor's 500 Index(R) ("S&P 500")


   Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:


   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

   A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

   A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


   The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

   The Dow Jones Industrial Average/SM/("DJIA")

   First Boston High Yield Index

   Citigroup Corporate Index
   Citigroup Government Bond Index

   S&P 500

   The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.


   The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


   Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

Calculation of Annuity Payments

   See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

   You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments


   Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.


   The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

   It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments


   Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

   In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from an investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

   Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.


   Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

   Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

   We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.


   We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts


   The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

                                                                    [Version E]
                          Phoenix Spectrum Edge(R)/+/


        Phoenix Life Variable Accumulation Account ("Separate Account")
                        Phoenix Life Insurance Company
                Variable Accumulation Deferred Annuity Contract
                      Statement of Additional Information


Home Office:                             Phoenix Life Insurance Company
One American Row                            Annuity Operations Division
Hartford, Connecticut 06103-2899                            PO Box 8027
                                       Boston, Massachusetts 02266-8027



                                  May 1, 2008

   This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               Table of Contents


                                                                           Page
                                                                           ----
Phoenix Life Insurance Company............................................    2
Underwriter...............................................................    2
Services..................................................................    2
Performance History.......................................................    3
Calculation of Yield and Return...........................................   14
Calculation of Annuity Payments...........................................   16
Experts...................................................................   17
Separate Account Financial Statements..................................... SA-1
Company Financial Statements..............................................  F-1

Phoenix Life Insurance Company

   On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Underwriter

   Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

Services

Servicing Agent


   The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

   The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



        Year Ended December 31,                              Fee Paid
        -----------------------                            ------------
        2005                                               $1.9 million
        2006                                               $1.5 million
        2007                                               $1.7 million

Other Service Providers


   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


          Year Ended December 31,                            Fee Paid
          -----------------------                            --------
          2005                                               $ 86,000
          2006                                               $101,000
          2007                                               $ 95,000



   Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



         Year Ended December 31,                             Fee Paid
         -----------------------                            -----------
         2005                                               $159,779.94
         2006                                               $177,316.43
         2007                                               $352,306.86



   Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.





        Year Ended December 31,                              Fee Paid
        -----------------------                            ------------
        2005                                               $548,916.200
        2006                                               $537,086.622
        2007                                               $ 560,416.07


Performance History


   From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

   When an investment option advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the investment option has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state).

   Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

   Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

   For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such investment option would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                     for
                     Contracts with Death Benefit Option 1



                                                           Inception                             Since
                    Investment Option                        Date     1 Year  5 Years 10 Years Inception*
                    -----------------                      ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                         3/30/2001    4.25%  10.55%             2.71%
DWS Equity 500 Index VIP                                   10/29/2001  -2.39%  10.74%             5.23%
Federated Fund For U.S. Government Securities II           7/15/1999   -1.41%   1.83%             3.98%
Federated High Income Bond Fund II- Primary Shares         7/15/1999   -4.23%   7.90%             3.23%
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000    9.68%  16.01%             5.79%
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000   15.15%  12.59%             0.17%
Fidelity VIP Growth Portfolio                               6/5/2000   18.93%  12.64%            -1.76%
Fidelity VIP Investment Grade Bond Portfolio               1/29/2007                             -2.91%
Franklin Income Securities Fund                            4/28/2006   -3.91%                     4.93%
Lord Abbett Bond-Debenture Portfolio                       4/20/2005   -1.51%                     4.54%
Lord Abbett Growth and Income Portfolio                    4/20/2005   -4.22%                     8.21%
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005   -7.00%                     7.12%
Mutual Shares Securities Fund                               5/1/2000   -4.18%  12.02%             8.02%
Neuberger Berman AMT Fasciano Portfolio                    4/28/2006   -7.06%                    -5.78%
Neuberger Berman AMT Guardian Portfolio                    4/28/2006   -0.57%                     3.73%
Oppenheimer Capital Appreciation Fund/VA                   4/28/2006    6.07%                     5.19%
Oppenheimer Global Securities Fund/VA                      4/28/2006   -1.61%                     3.53%
Oppenheimer Main Street Small Cap Fund/VA                  4/28/2006   -8.82%                    -4.88%
Phoenix Capital Growth Series                              12/31/1982   3.00%   7.70%  -0.62%     9.70%
Phoenix Growth & Income Series                              3/2/1998   -1.04%  11.24%             4.36%
Phoenix Mid-Cap Growth Series                               3/2/1998   13.92%  10.89%             5.11%
Phoenix Money Market Series                                10/8/1982   -2.80%   0.79%   2.10%     3.90%
Phoenix Multi-Sector Fixed Income Series                   12/31/1982  -3.95%   4.84%   4.30%     7.50%
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003   -3.68%                     2.34%
Phoenix Strategic Allocation Series                        9/17/1984   -1.71%   7.58%   5.30%     8.98%
Phoenix-Aberdeen International Series                       5/1/1990    7.14%  20.76%   8.17%     7.94%
Phoenix-Alger Small-Cap Growth Series                      8/12/2002    8.28%  18.44%            17.16%
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995  -22.08%  18.11%  10.88%    13.92%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth  2/3/2006    0.72%                     7.03%
Phoenix Dynamic Asset Allocation Series: Growth             2/3/2006    0.61%                     5.58%
Phoenix Dynamic Asset Allocation Series: Moderate           2/3/2006    0.26%                     3.11%
Phoenix Dynamic Asset Allocation Series: Moderate Growth    2/3/2006    0.78%                     5.04%
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998   -5.64%  14.69%             7.15%
Phoenix-Sanford Bernstein Small Cap Value Series           11/20/2000  -9.48%  14.96%            11.94%
Phoenix-Van Kampen Comstock Series                          3/2/1998   -9.59%   9.97%             6.12%
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997   -2.81%   9.69%   3.48%     3.83%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       4/28/2006   15.24%                     6.04%
PIMCO VIT Real Return Portfolio                            4/28/2006    2.78%                     3.16%
PIMCO VIT Total Return Portfolio                           4/28/2006    0.91%                     3.19%
Sentinel Balanced Fund                                     9/10/2007                             -4.60%
Sentinel Bond Fund                                         9/10/2007                             -4.26%
Sentinel Common Stock Fund                                 9/10/2007                             -4.13%
Sentinel Mid Cap Growth Fund                               9/10/2007                              1.96%
Sentinel Small Company Fund                                9/10/2007                             -4.96%
Templeton Developing Markets Securities Fund                5/1/1997   20.82%  30.19%  10.26%     5.44%
Templeton Foreign Securities Fund                           5/1/1997    7.65%  17.55%   6.68%     7.07%
Templeton Growth Securities Fund                            5/1/2000   -5.30%  14.00%             6.32%
Van Kampen UIF Equity and Income Portfolio                 4/28/2006   -4.30%                     2.39%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                      for
               Contracts with Death Benefit Option 1 (continued)



                               Inception                           Since
      Investment Option          Date    1 Year 5 Years 10 Years Inception*
      -----------------        --------- ------ ------- -------- ----------
Wanger International Select    2/1/1999  13.90%  25.82%            14.73%
Wanger International Small Cap 5/1/1995   8.50%  28.51%  15.63%    16.92%
Wanger Select                  2/1/1999   1.66%  15.89%            13.06%
Wanger U.S. Smaller Companies  5/1/1995  -2.30%  14.70%   8.11%    12.96%

--------

* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                      for

                     Contracts with Death Benefit Option 2


                                                           Inception                             Since
                    Investment Option                        Date     1 Year  5 Years 10 Years Inception*
                    -----------------                      ---------- ------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                         3/30/2001    4.08%  10.39%             2.55%
DWS Equity 500 Index VIP                                   10/29/2001  -2.55%  10.57%             5.07%
Federated Fund For U.S. Government Securities II           7/15/1999   -1.57%   1.67%             3.83%
Federated High Income Bond Fund II- Primary Shares         7/15/1999   -4.39%   7.73%             3.08%
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000    9.50%  15.83%             5.63%
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000   14.96%  12.42%             0.01%
Fidelity VIP Growth Portfolio                               6/5/2000   18.74%  12.47%            -1.91%
Fidelity VIP Investment Grade Bond Portfolio               1/29/2007                             -3.05%
Franklin Income Securities Fund                            4/28/2006   -4.06%                     4.76%
Lord Abbett Bond-Debenture Portfolio                       4/20/2005   -1.67%                     4.37%
Lord Abbett Growth and Income Portfolio                    4/20/2005   -4.38%                     8.04%
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005   -7.14%                     6.95%
Mutual Shares Securities Fund                               5/1/2000   -4.34%  11.85%             7.86%
Neuberger Berman AMT Fasciano Portfolio                    4/28/2006   -7.20%                    -5.92%
Neuberger Berman AMT Guardian Portfolio                    4/28/2006   -0.73%                     3.56%
Oppenheimer Capital Appreciation Fund/VA                   4/28/2006    5.90%                     5.02%
Oppenheimer Global Securities Fund/VA                      4/28/2006   -1.77%                     3.37%
Oppenheimer Main Street Small Cap Fund/VA                  4/28/2006   -8.96%                    -5.02%
Phoenix Capital Growth Series                              12/31/1982   2.83%   7.53%  -0.77%     9.54%
Phoenix Growth & Income Series                              3/2/1998   -1.20%  11.07%             4.20%
Phoenix Mid-Cap Growth Series                               3/2/1998   13.73%  10.72%             4.95%
Phoenix Money Market Series                                10/8/1982   -2.96%   0.64%   1.94%     3.74%
Phoenix Multi-Sector Fixed Income Series                   12/31/1982  -4.11%   4.68%   4.14%     7.34%
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003   -3.84%                     2.18%
Phoenix Strategic Allocation Series                        9/17/1984   -1.87%   7.42%   5.14%     8.81%
Phoenix-Aberdeen International Series                       5/1/1990    6.97%  20.58%   8.01%     7.78%
Phoenix-Alger Small-Cap Growth Series                      8/12/2002    8.11%  18.26%            16.98%
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995  -22.20%  17.93%  10.72%    13.75%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth  2/3/2006    0.56%                     6.86%
Phoenix Dynamic Asset Allocation Series: Growth             2/3/2006    0.45%                     5.42%
Phoenix Dynamic Asset Allocation Series: Moderate           2/3/2006    0.10%                     2.95%
Phoenix Dynamic Asset Allocation Series: Moderate Growth    2/3/2006    0.62%                     4.87%
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998   -5.80%  14.52%             6.99%
Phoenix-Sanford Bernstein Small Cap Value Series           11/20/2000  -9.62%  14.78%            11.77%
Phoenix-Van Kampen Comstock Series                          3/2/1998   -9.73%   9.80%             5.96%
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997   -2.96%   9.52%   3.33%     3.68%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       4/28/2006   15.06%                     5.87%
PIMCO VIT Real Return Portfolio                            4/28/2006    2.62%                     3.00%
PIMCO VIT Total Return Portfolio                           4/28/2006    0.74%                     3.03%
Sentinel Balanced Fund                                     9/10/2007                             -4.65%
Sentinel Bond Fund                                         9/10/2007                             -4.31%
Sentinel Common Stock Fund                                 9/10/2007                             -4.18%
Sentinel Mid Cap Growth Fund                               9/10/2007                              1.91%
Sentinel Small Company Fund                                9/10/2007                             -5.00%
Templeton Developing Markets Securities Fund                5/1/1997   20.63%  29.99%  10.09%     5.28%
Templeton Foreign Securities Fund                           5/1/1997    7.48%  17.37%   6.52%     6.91%
Templeton Growth Securities Fund                            5/1/2000   -5.45%  13.83%             6.16%
Van Kampen UIF Equity and Income Portfolio                 4/28/2006   -4.45%                     2.23%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                      for
               Contracts with Death Benefit Option 2 (continued)



                                   Inception                           Since
        Investment Option            Date    1 Year 5 Years 10 Years Inception*
        -----------------          --------- ------ ------- -------- ----------
Wanger International Select        2/1/1999  13.72%  25.63%            14.55%
Wanger International Small Cap     5/1/1995   8.32%  28.31%  15.46%    16.74%
Wanger Select                      2/1/1999   1.50%  15.71%            12.89%
Wanger U.S. Smaller Companies      5/1/1995  -2.45%  14.52%   7.95%    12.79%

--------

* The "Since Inception column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 1


              Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
              -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
AIM V.I. Capital Appreciation Fund             17.88%  42.89% -11.97% -24.20% -25.26% 27.98%  5.35%  7.54%  5.04%  10.67%
DWS Equity 500 Index VIP                       27.18%  18.95% -10.31% -13.26% -23.25% 26.63%  9.27%  3.43% 14.15%   4.03%
DWS Small Cap Index VIP                        -3.35%  18.73%  -5.02%   0.84% -21.53% 44.68% 16.35%  3.02% 16.09%  -3.08%
Federated Fund For U.S. Government Securities
II                                              6.38%  -1.78%   9.67%   5.74%   7.74%  1.14%  2.37%  0.81%  2.90%   5.01%
Federated High Income Bond Fund II- Primary
Shares                                          1.47%   1.10% -10.11%   0.15%   0.18% 20.76%  9.14%  1.43%  9.49%   2.18%
Fidelity VIP Contrafund(R) Portfolio           28.39%  22.67%  -7.83% -13.42% -10.51% 26.82% 13.96% 15.46% 10.26%  16.09%
Fidelity VIP Growth Opportunities Portfolio    23.02%   2.94% -18.17% -15.48% -22.85% 28.11%  5.78%  7.57%  4.05%  21.56%
Fidelity VIP Growth Portfolio                  37.72%  35.65% -12.13% -18.72% -31.03% 31.20%  2.03%  4.42%  5.46%  25.35%
Fidelity VIP Investment Grade Bond Portfolio                            7.00%   8.89%  3.81%  3.07%  0.87%  3.06%   2.96%
Franklin Income Securities Fund                                18.01%  -0.45%  -1.79% 30.15% 12.49%  0.40% 16.83%   2.51%
Lord Abbett Bond-Debenture Portfolio                                            6.64% 16.60%  6.60%  0.10%  8.03%   4.91%
Lord Abbett Growth and Income Portfolio        11.54%  15.35%  14.40%  -7.84% -19.01% 29.45% 11.31%  2.02% 15.88%   2.19%
Lord Abbett Mid-Cap Value Portfolio                            50.63%   6.76% -10.86% 23.27% 22.56%  6.93% 10.90%  -0.63%
Mutual Shares Securities Fund                  -1.38%  12.22%  11.90%   5.75% -12.87% 23.66% 11.29%  9.24% 16.97%   2.23%
Neuberger Berman AMT Fasciano Portfolio                                               23.57% 10.54%  1.67%  4.00%  -0.70%
Neuberger Berman AMT Guardian Portfolio                                               29.82% 14.17%  6.86% 11.68%   5.85%
Oppenheimer Capital Appreciation Fund/VA                                      -27.96% 29.13%  5.34%  3.62%  6.40%  12.49%
Oppenheimer Global Securities Fund/VA                                 -13.23% -23.29% 41.16% 17.46% 12.70% 15.97%   4.80%
Oppenheimer Main Street Small Cap Fund/VA                                     -16.93% 42.53% 17.75%  8.41% 13.29%  -2.58%
Phoenix Capital Growth Series                  28.47%  28.14% -18.77% -35.38% -25.71% 24.98%  3.72%  2.48%  1.99%   9.42%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   7.14%
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                              7.03%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.68%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.19%
Phoenix Growth & Income Series                         15.62%  -7.72%  -9.27% -23.44% 25.95%  9.15%  3.56% 15.79%   5.37%
Phoenix Mid-Cap Growth Series                          43.92%  12.40% -26.03% -33.31% 27.30%  5.45%  2.94%  2.89%  20.33%
Phoenix Money Market Series                     3.85%   3.58%   4.78%   2.57%   0.21% -0.52% -0.41%  1.36%  3.17%   3.62%
Phoenix Multi-Sector Fixed Income Series       -5.30%   4.20%   5.21%   4.81%   8.68% 13.21%  5.56%  0.57%  5.57%   2.46%
Phoenix Multi-Sector Short Term Bond Series                                                   4.07%  0.16%  4.46%   2.73%
Phoenix Strategic Allocation Series            19.36%   9.94%  -0.61%   0.64% -12.64% 18.44%  6.17%  0.58% 11.35%   4.71%
Phoenix-Aberdeen International Series          26.42%  27.97% -16.82% -24.96% -15.83% 30.29% 19.34% 17.16% 25.86%  13.56%
Phoenix-Alger Small-Cap Growth Series                                                 51.56%  0.90% 14.27% 18.03%  14.70%
Phoenix-Duff & Phelps Real Estate Securities
Series                                        -22.15%   3.53%  29.24%   5.34%  10.74% 36.62% 33.08% 13.73% 35.44% -16.73%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                -11.36%  15.52%  21.51%  -9.64% 39.29% 18.97%  6.45% 13.54%   0.77%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                 14.37%  -9.63% 42.15% 21.21%  6.18% 15.36%  -3.28%

             Investment Option                1998    1999   2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  -----  ------  ------  ------  -----  -----  -----  -----  -----
Phoenix-Van Kampen Comstock Series                   22.86%  30.62% -18.95% -22.87% 22.40% 11.56%  4.17% 19.46% -3.39%
Phoenix-Van Kampen Equity 500 Index Series    30.12% 17.42% -12.53% -12.97% -24.60% 24.73%  8.52%  2.46% 12.85%  3.61%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                       21.66%
PIMCO VIT Real Return Portfolio                                                                                  9.20%
PIMCO VIT Total Return Portfolio                                                                                 7.33%
Sentinel Balanced Fund                                                                      6.16%  4.39% 10.16%  8.35%
Sentinel Bond Fund                                                                          3.50%  0.59%  2.47%  6.31%
Sentinel Common Stock Fund                                           -9.20% -18.32% 29.87%  8.34%  6.36% 14.76% 10.48%
Sentinel Mid Cap Growth Fund                                        -25.17% -25.00% 40.16% 10.99%  2.53%  4.34% 22.39%
Sentinel Small Company Fund                                           4.09% -14.95% 37.78% 14.53%  6.92% 14.79%  7.62%
Summit S&P Midcap 400 Index Portfolio                        14.51%  -2.36% -16.16% 33.14% 14.38% 10.61%  8.41%  6.10%
Templeton Developing Markets Securities Fund -21.99% 51.48% -32.86%  -9.19%  -1.34% 51.17% 23.22% 25.91% 26.57% 27.24%
Templeton Foreign Securities Fund              7.74% 21.78%  -3.53% -17.01% -19.54% 30.64% 17.11%  8.86% 20.00% 14.07%
Templeton Growth Securities Fund               7.41% 19.40%   0.27%  -2.49% -19.47% 30.56% 14.64%  7.57% 20.36%  1.12%
Van Kampen UIF Equity and Income Portfolio                                                 10.19%  6.10% 11.24%  2.12%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 1
                                  (continued)



      Investment Option         1998   1999    2000    2001    2002    2003   2004   2005   2006   2007
      -----------------        -----  ------  ------  ------  ------  -----  -----  -----  -----  -----
Wanger International Select                    -2.75% -27.51% -16.31% 39.55% 22.85% 15.04% 34.38% 20.32%
Wanger International Small Cap 14.95% 123.82% -28.72% -22.22% -14.86% 47.09% 28.71% 20.08% 35.53% 14.91%
Wanger Select                                   8.15%   7.78%  -8.72% 29.17% 17.88%  9.18% 18.28%  8.08%
Wanger U.S. Smaller Companies   7.40%  23.59%  -9.26%  10.05% -17.81% 41.51% 16.92%  9.93%  6.59%  4.12%


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 2


              Investment Option                1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
              -----------------               ------  ------  ------  ------  ------  -----  -----  -----  -----  ------
AIM V.I. Capital Appreciation Fund             17.70%  42.68% -12.10% -24.32% -25.38% 27.78%  5.19%  7.38%  4.88%  10.50%
DWS Equity 500 Index VIP                       26.99%  18.77% -10.45% -13.39% -23.36% 26.44%  9.11%  3.28% 13.98%   3.87%
DWS Small Cap Index VIP                        -3.49%  18.56%  -5.16%   0.69% -21.65% 44.47% 16.18%  2.87% 15.92%  -3.22%
Federated Fund For U.S. Government Securities
II                                              6.21%  -1.93%   9.50%   5.58%   7.58%  0.99%  2.22%  0.66%  2.75%   4.85%
Federated High Income Bond Fund II- Primary
Shares                                          1.32%   0.94% -10.24%   0.00%   0.03% 20.58%  8.97%  1.28%  9.32%   2.03%
Fidelity VIP Contrafund(R) Portfolio           28.20%  22.48%  -7.96% -13.55% -10.64% 26.63% 13.79% 15.28% 10.10%  15.92%
Fidelity VIP Growth Opportunities Portfolio    22.84%   2.79% -18.29% -15.60% -22.97% 27.92%  5.62%  7.41%  3.89%  21.38%
Fidelity VIP Growth Portfolio                  37.51%  35.45% -12.26% -18.84% -31.14% 31.00%  1.87%  4.26%  5.30%  25.15%
Fidelity VIP Investment Grade Bond Portfolio                            6.84%   8.72%  3.65%  2.92%  0.72%  2.91%   2.80%
Franklin Income Securities Fund                                17.83%  -0.60%  -1.94% 29.95% 12.32%  0.25% 16.66%   2.35%
Lord Abbett Bond-Debenture Portfolio                                            6.48% 16.42%  6.44% -0.05%  7.87%   4.75%
Lord Abbett Growth and Income Portfolio        11.37%  15.17%  14.23%  -7.98% -19.13% 29.26% 11.14%  1.87% 15.71%   2.04%
Lord Abbett Mid-Cap Value Portfolio                            50.40%   6.60% -10.99% 23.08% 22.37%  6.77% 10.73%  -0.78%
Mutual Shares Securities Fund                  -1.53%  12.06%  11.74%   5.60% -13.00% 23.47% 11.12%  9.08% 16.80%   2.08%
Neuberger Berman AMT Fasciano Portfolio                                               23.39% 10.37%  1.52%  3.84%  -0.85%
Neuberger Berman AMT Guardian Portfolio                                               29.63% 14.00%  6.70% 11.51%   5.69%
Oppenheimer Capital Appreciation Fund/VA                                      -28.07% 28.94%  5.18%  3.46%  6.24%  12.32%
Oppenheimer Global Securities Fund/VA                                 -13.36% -23.41% 40.95% 17.28% 12.53% 15.79%   4.65%
Oppenheimer Main Street Small Cap Fund/VA                                     -17.06% 42.31% 17.58%  8.25% 13.12%  -2.73%
Phoenix Capital Growth Series                  28.28%  27.95% -18.89% -35.47% -25.82% 24.79%  3.56%  2.33%  1.84%   9.25%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                   6.98%
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                              6.87%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                            6.52%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                     7.03%
Phoenix Growth & Income Series                         15.45%  -7.86%  -9.41% -23.56% 25.76%  8.99%  3.40% 15.62%   5.21%
Phoenix Mid-Cap Growth Series                          43.70%  12.23% -26.14% -33.41% 27.11%  5.29%  2.79%  2.74%  20.15%
Phoenix Money Market Series                     3.69%   3.42%   4.62%   2.41%   0.06% -0.67% -0.56%  1.21%  3.02%   3.46%
Phoenix Multi-Sector Fixed Income Series       -5.44%   4.04%   5.06%   4.65%   8.52% 13.04%  5.40%  0.42%  5.41%   2.31%
Phoenix Multi-Sector Short Term Bond Series                                                   3.92%  0.01%  4.30%   2.58%
Phoenix Strategic Allocation Series            19.18%   9.77%  -0.76%   0.49% -12.77% 18.27%  6.01%  0.43% 11.18%   4.55%
Phoenix-Aberdeen International Series          26.23%  27.78% -16.94% -25.08% -15.95% 30.10% 19.16% 16.98% 25.67%  13.39%
Phoenix-Alger Small-Cap Growth Series                                                 51.33%  0.75% 14.10% 17.86%  14.52%
Phoenix-Duff & Phelps Real Estate Securities
Series                                        -22.27%   3.38%  29.05%   5.18%  10.58% 36.42% 32.88% 13.56% 35.23% -16.85%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                -11.49%  15.34%  21.33%  -9.78% 39.09% 18.79%  6.29% 13.37%   0.62%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                 14.20%  -9.77% 41.93% 21.03%  6.02% 15.19%  -3.43%
Phoenix-Van Kampen Comstock Series                     22.67%  30.42% -19.07% -22.98% 22.22% 11.40%  4.02% 19.28%  -3.54%

             Investment Option                1998    1999   2000    2001    2002    2003   2004   2005   2006   2007
             -----------------               ------  -----  ------  ------  ------  -----  -----  -----  -----  -----
Phoenix-Van Kampen Equity 500 Index Series    29.92% 17.24% -12.66% -13.10% -24.71% 24.54%  8.36%  2.30% 12.68%  3.45%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                       21.48%
PIMCO VIT Real Return Portfolio                                                                                  9.03%
PIMCO VIT Total Return Portfolio                                                                                 7.16%
Sentinel Balanced Fund                                                                      6.00%  4.23% 10.00%  8.19%
Sentinel Bond Fund                                                                          3.34%  0.44%  2.31%  6.15%
Sentinel Common Stock Fund                                           -9.34% -18.44% 29.67%  8.18%  6.21% 14.59% 10.31%
Sentinel Mid Cap Growth Fund                                        -25.29% -25.11% 39.95% 10.82%  2.38%  4.19% 22.20%
Sentinel Small Company Fund                                           3.93% -15.08% 37.58% 14.35%  6.76% 14.62%  7.46%
Summit S&P Midcap 400 Index Portfolio                        14.34%  -2.50% -16.29% 32.94% 14.20% 10.45%  8.25%  5.94%
Templeton Developing Markets Securities Fund -22.11% 51.25% -32.96%  -9.33%  -1.49% 50.94% 23.04% 25.72% 26.38% 27.04%
Templeton Foreign Securities Fund              7.58% 21.60%  -3.68% -17.14% -19.66% 30.44% 16.94%  8.70% 19.82% 13.90%
Templeton Growth Securities Fund               7.25% 19.22%   0.12%  -2.64% -19.59% 30.37% 14.47%  7.41% 20.18%  0.96%
Van Kampen UIF Equity and Income Portfolio                                                 10.02%  5.94% 11.07%  1.96%

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 2
                                  (continued)



      Investment Option         1998   1999    2000    2001    2002    2003   2004   2005   2006   2007
      -----------------        -----  ------  ------  ------  ------  -----  -----  -----  -----  -----
Wanger International Select                    -2.89% -27.61% -16.43% 39.35% 22.67% 14.87% 34.18% 20.14%
Wanger International Small Cap 14.78% 123.49% -28.82% -22.34% -14.99% 46.87% 28.52% 19.90% 35.33% 14.74%
Wanger Select                                   7.99%   7.61%  -8.86% 28.98% 17.70%  9.01% 18.10%  7.91%
Wanger U.S. Smaller Companies   7.24%  23.41%  -9.40%   9.88% -17.93% 41.30% 16.74%  9.77%  6.43%  3.96%


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return


   Yield of the Phoenix Money Market Investment option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


   The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


   The yield/return calculations include a mortality and expense risk charge equal to either 0.975% (Death Benefit Option 1) or 1.125% (Death Benefit Option
2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

   The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


   We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


   The following examples of return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:


Contracts with Death Benefit Option 1


Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period: 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........... 1.000560
Calculation:
   Ending account value......................................................................... 1.000560
   Less beginning account value................................................................. 1.000000
   Net change in account value.................................................................. 0.000560
Base period return:
 (net change/beginning account value)........................................................... 0.000560
Current yield = return x (365/7) =..............................................................     2.92%

Contracts with Death Benefit Option 2:


Value of hypothetical pre-existing account with exactly one unit at the beginning of the period: 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........... 1.000532
Calculation:
   Ending account value......................................................................... 1.000532
   Less beginning account value................................................................. 1.000000
   Net change in account value.................................................................. 0.000532
Base period return:
 (net change/beginning account value)........................................................... 0.000532
Current yield = return x (365/7) =..............................................................     2.77%
Effective yield = [(1 + return)/365/7/] -1 =....................................................     2.81%


   Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


   Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)We assume a hypothetical $1,000 initial investment in the investment option;


(2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4)To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:


II    = a hypothetical initial payment of $1,000

R     = average annual total return for the period

n     = number of years in the period

ERV   = ending redeemable value of the hypothetical $1,000 for the period [see
        (2) and (3) above]



We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.


Performance Information

   Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


   The Dow Jones Industrial Average/SM/("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) ("S&P 500")

   Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:


   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

   A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

   A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


   The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

   The Dow Jones Industrial Average/SM/
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index

   S&P 500

   The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM /.


   The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


   Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

Calculation of Annuity Payments

   See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

   You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments


   Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.


   The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

   It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments


   Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

   In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

   Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

   Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

   Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

   We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.


   We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts


   The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws in connection with the contracts described in this prospectus.

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                                               AIM V.I. Capital                          AIM V.I. Mid Cap
                                                              Appreciation Fund -  AIM V.I. Core Equity  Core Equity Fund -
                                                                   Class I           Fund - Class I           Class I
                                                             -------------------- --------------------- -------------------
Assets:
   Investments at fair value                                 $         3,389,069   $         1,123,305  $         1,674,386
                                                             -------------------- --------------------- -------------------
   Total Assets                                              $         3,389,069   $         1,123,305  $         1,674,386
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -   $                 -  $                 -
                                                             -------------------- --------------------- -------------------
         Total Net Assets                                    $         3,389,069   $         1,123,305  $         1,674,386
                                                             ==================== ===================== ===================
Net Assets:
   Accumulation Units                                        $         3,389,069   $         1,123,305  $         1,674,386
   Contracts in payout (annuitization period)                $                 -   $                 -  $                 -
                                                             -------------------- --------------------- -------------------
         Total Net Assets                                    $         3,389,069   $         1,123,305  $         1,674,386
                                                             ==================== ===================== ===================
                                                             ==================== ===================== ===================
         Units Outstanding                                             2,850,781               968,478            1,305,375
                                                             ==================== ===================== ===================
   Investment shares held                                                115,390                38,588              114,921
   Investments at cost                                       $         2,410,515   $           967,016  $         1,545,187

         Unit Value
             Asset Manager Option 1                          $                 -   $                 -  $                 -
             Asset Manager Option 2                          $                 -   $                 -  $                 -
             Big Edge                                        $              1.18   $              1.16  $              1.29
             Freedom Edge(R)                                 $                 -   $                 -  $              1.27
             Group Strategic Edge(R)                         $              1.09   $              1.16  $              1.28
             Phoenix Dimensions(R) Option 1                  $                 -   $                 -  $                 -
             Phoenix Dimensions(R) Option 2                  $              1.27   $                 -  $                 -
             Phoenix Dimensions(R) Option 3                  $                 -   $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -   $                 -  $                 -
             Phoenix Income Choice(R)                        $                 -   $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.26   $              1.15  $              1.27
             Phoenix Investor's Edge(R) Option 2             $              1.25   $              1.15  $              1.26
             Phoenix Investor's Edge(R) Option 3             $                 -   $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -   $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $                 -   $                 -  $                 -
             Phoenix Investor's Edge+ Option 2               $                 -   $                 -  $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.31   $              1.16  $              1.29
             Phoenix Spectrum Edge(R) Option 2               $              1.30   $              1.16  $              1.28
             Phoenix Spectrum Edge(R) Option 3               $              1.29   $                 -  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -   $                 -  $                 -
             Retirement Planner's Edge                       $              1.15   $              1.16  $                 -
             Templeton Investment Plus                       $                 -   $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.15   $              1.16  $              1.28
             The Big Edge Plus(R)                            $              1.09   $              1.16  $              1.28
             The Phoenix Edge(R)--VA NY Option 1             $              1.19   $              1.17  $              1.30
             The Phoenix Edge(R)--VA NY Option 2             $              1.10   $              1.16  $              1.28

                                                                Alger American
                                                               Leveraged AllCap
                                                              Portfolio - Class O
                                                             --------------------
Assets:
   Investments at fair value                                 $         4,005,076
                                                             --------------------
   Total Assets                                              $         4,005,076
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             --------------------
         Total Net Assets                                    $         4,005,076
                                                             ====================
Net Assets:
   Accumulation Units                                        $         3,962,784
   Contracts in payout (annuitization period)                $            42,292
                                                             --------------------
         Total Net Assets                                    $         4,005,076
                                                             ====================
                                                             ====================
         Units Outstanding                                             3,547,911
                                                             ====================
   Investment shares held                                                 72,309
   Investments at cost                                       $         1,903,460

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.02
             Freedom Edge(R)                                 $              2.00
             Group Strategic Edge(R)                         $              1.05
             Phoenix Dimensions(R) Option 1                  $                 -
             Phoenix Dimensions(R) Option 2                  $                 -
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.66
             Phoenix Investor's Edge(R) Option 2             $              1.65
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.77
             Phoenix Spectrum Edge(R) Option 2               $              1.75
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.06
             The Big Edge Plus(R)                            $              1.05
             The Phoenix Edge(R)--VA NY Option 1             $              1.36
             The Phoenix Edge(R)--VA NY Option 2             $              1.50

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               DWS Equity 500     Federated Fund for    Federated High
                                                               Index Fund VIP -    U.S. Government    Income Bond Fund II
                                                                   Class A          Securities II      - Primary Shares
                                                             ------------------- ------------------- --------------------
Assets:
   Investments at fair value                                 $         8,535,021 $        17,719,720 $         4,401,416
                                                             ------------------- ------------------- --------------------
   Total Assets                                              $         8,535,021 $        17,719,720 $         4,401,416
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- --------------------
         Total Net Assets                                    $         8,535,021 $        17,719,720 $         4,401,416
                                                             =================== =================== ====================
Net Assets:
   Accumulation Units                                        $         8,535,021 $        16,662,282 $         4,269,810
   Contracts in payout (annuitization period)                $                 - $         1,057,438 $           131,606
                                                             ------------------- ------------------- --------------------
         Total Net Assets                                    $         8,535,021 $        17,719,720 $         4,401,416
                                                             =================== =================== ====================
                                                             =================== =================== ====================
         Units Outstanding                                             6,289,474          13,757,468           3,187,377
                                                             =================== =================== ====================
   Investment shares held                                                549,584           1,536,834             587,642
   Investments at cost                                       $         6,251,128 $        17,385,096 $         4,661,860

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.40 $              1.44 $              1.42
             Freedom Edge(R)                                 $                 - $              1.11 $                 -
             Group Strategic Edge(R)                         $              1.38 $              1.39 $              1.35
             Phoenix Dimensions(R) Option 1                  $              1.24 $                 - $                 -
             Phoenix Dimensions(R) Option 2                  $              1.23 $              1.07 $              1.14
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Income Choice(R) with GPAF              $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.30 $              1.17 $              1.44
             Phoenix Investor's Edge(R) Option 2             $              1.29 $              1.16 $              1.42
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.33 $              1.21 $              1.50
             Phoenix Spectrum Edge(R) Option 2               $              1.32 $              1.20 $              1.49
             Phoenix Spectrum Edge(R) Option 3               $                 - $              1.19 $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $              1.24 $              1.46
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.37 $              1.40 $              1.34
             The Big Edge Plus(R)                            $              1.38 $              1.39 $              1.35
             The Phoenix Edge(R)--VA NY Option 1             $              1.41 $              1.28 $              1.51
             The Phoenix Edge(R)--VA NY Option 2             $              1.38 $              1.26 $              1.46

                                                                 Fidelity VIP
                                                                Contrafund(R)
                                                              Portfolio - Service
                                                                    Class
                                                             --------------------
Assets:
   Investments at fair value                                 $        30,342,085
                                                             --------------------
   Total Assets                                              $        30,342,085
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             --------------------
         Total Net Assets                                    $        30,342,085
                                                             ====================
Net Assets:
   Accumulation Units                                        $        30,189,899
   Contracts in payout (annuitization period)                $           152,186
                                                             --------------------
         Total Net Assets                                    $        30,342,085
                                                             ====================
                                                             ====================
         Units Outstanding                                            19,340,730
                                                             ====================
   Investment shares held                                              1,091,442
   Investments at cost                                       $        27,114,268

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.57
             Freedom Edge(R)                                 $              1.87
             Group Strategic Edge(R)                         $              1.53
             Phoenix Dimensions(R) Option 1                  $              1.44
             Phoenix Dimensions(R) Option 2                  $              1.43
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Income Choice(R) with GPAF              $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.87
             Phoenix Investor's Edge(R) Option 2             $              1.86
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.91
             Phoenix Spectrum Edge(R) Option 2               $              1.90
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $              1.82
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.52
             The Big Edge Plus(R)                            $              1.53
             The Phoenix Edge(R)--VA NY Option 1             $              1.82
             The Phoenix Edge(R)--VA NY Option 2             $              1.79

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                             Fidelity VIP Growth                          Fidelity VIP
                                                                Opportunities     Fidelity VIP Growth   Investment Grade
                                                              Portfolio - Service  Portfolio - Service   Bond Portfolio -
                                                                    Class                Class            Service Class
                                                             -------------------- -------------------- -------------------
Assets:
   Investments at fair value                                 $         5,696,734  $         5,033,781  $         2,248,281
                                                             -------------------- -------------------- -------------------
   Total Assets                                              $         5,696,734  $         5,033,781  $         2,248,281
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -  $                 -  $                 -
                                                             -------------------- -------------------- -------------------
         Total Net Assets                                    $         5,696,734  $         5,033,781  $         2,248,281
                                                             ==================== ==================== ===================
Net Assets:
   Accumulation Units                                        $         5,692,898  $         4,945,859  $         2,248,281
   Contracts in payout (annuitization period)                $             3,836  $            87,922  $                 -
                                                             -------------------- -------------------- -------------------
         Total Net Assets                                    $         5,696,734  $         5,033,781  $         2,248,281
                                                             ==================== ==================== ===================
                                                             ==================== ==================== ===================
         Units Outstanding                                             4,713,038            5,233,964            2,179,333
                                                             ==================== ==================== ===================
   Investment shares held                                                255,230              111,885              177,450
   Investments at cost                                       $         4,468,207  $         3,435,238  $         2,194,650

         Unit Value
             Asset Manager Option 1                          $                 -  $                 -  $                 -
             Asset Manager Option 2                          $                 -  $                 -  $                 -
             Big Edge                                        $              1.04  $              0.89  $              1.04
             Freedom Edge(R)                                 $              1.58  $                 -  $              1.03
             Group Strategic Edge(R)                         $              1.00  $              0.88  $              1.03
             Phoenix Dimensions(R) Option 1                  $              1.37  $                 -  $              1.03
             Phoenix Dimensions(R) Option 2                  $              1.36  $              1.40  $              1.03
             Phoenix Dimensions(R) Option 3                  $                 -  $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -  $                 -  $                 -
             Phoenix Income Choice(R)                        $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.43  $              1.27  $              1.03
             Phoenix Investor's Edge(R) Option 2             $              1.42  $              1.26  $              1.03
             Phoenix Investor's Edge(R) Option 3             $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -  $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $              1.10  $                 -  $              1.02
             Phoenix Investor's Edge+ Option 2               $              1.10  $                 -  $              1.02
             Phoenix Spectrum Edge(R) Option 1               $              1.46  $              1.32  $              1.03
             Phoenix Spectrum Edge(R) Option 2               $              1.45  $              1.31  $              1.03
             Phoenix Spectrum Edge(R) Option 3               $                 -  $              1.30  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -  $                 -  $                 -
             Retirement Planner's Edge                       $              1.33  $              1.16  $              1.03
             Templeton Investment Plus                       $                 -  $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.04  $              0.87  $              1.03
             The Big Edge Plus(R)                            $              1.00  $              0.88  $              1.03
             The Phoenix Edge(R)--VA NY Option 1             $              1.22  $              1.15  $              1.04
             The Phoenix Edge(R)--VA NY Option 2             $              1.30  $              1.00  $                 -

                                                              Franklin Income
                                                              Securities Fund -
                                                                  Class 2
                                                             -------------------
Assets:
   Investments at fair value                                 $         5,925,503
                                                             -------------------
   Total Assets                                              $         5,925,503
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $         5,925,503
                                                             ===================
Net Assets:
   Accumulation Units                                        $         5,925,503
   Contracts in payout (annuitization period)                $                 -
                                                             -------------------
         Total Net Assets                                    $         5,925,503
                                                             ===================
                                                             ===================
         Units Outstanding                                             5,326,364
                                                             ===================
   Investment shares held                                                342,316
   Investments at cost                                       $         5,983,021

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.07
             Freedom Edge(R)                                 $              1.13
             Group Strategic Edge(R)                         $              1.06
             Phoenix Dimensions(R) Option 1                  $              1.14
             Phoenix Dimensions(R) Option 2                  $              1.13
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.13
             Phoenix Investor's Edge(R) Option 2             $              1.13
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $              0.96
             Phoenix Investor's Edge+ Option 2               $              0.96
             Phoenix Spectrum Edge(R) Option 1               $              1.14
             Phoenix Spectrum Edge(R) Option 2               $              1.14
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.06
             The Big Edge Plus(R)                            $              1.06
             The Phoenix Edge(R)--VA NY Option 1             $              1.14
             The Phoenix Edge(R)--VA NY Option 2             $              1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                          Lord Abbett
                                                              Lazard Retirement    Lord Abbett Bond-   Growth and Income
                                                              Small Cap Portfolio Debenture Portfolio      Portfolio
                                                               - Service Shares       - Class VC          - Class VC
                                                             -------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $           412,876  $         2,882,324 $        11,419,978
                                                             -------------------- ------------------- -------------------
   Total Assets                                              $           412,876  $         2,882,324 $        11,419,978
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -  $                 - $                 -
                                                             -------------------- ------------------- -------------------
         Total Net Assets                                    $           412,876  $         2,882,324 $        11,419,978
                                                             ==================== =================== ===================
Net Assets:
   Accumulation Units                                        $           409,077  $         2,882,324 $        11,390,779
   Contracts in payout (annuitization period)                $             3,799  $                 - $            29,199
                                                             -------------------- ------------------- -------------------
         Total Net Assets                                    $           412,876  $         2,882,324 $        11,419,978
                                                             ==================== =================== ===================
                                                             ==================== =================== ===================
         Units Outstanding                                               360,066            2,494,841           9,232,984
                                                             ==================== =================== ===================
   Investment shares held                                                 41,371              244,887             409,172
   Investments at cost                                       $           583,098  $         2,857,502 $        10,986,447

         Unit Value
             Asset Manager Option 1                          $                 -  $                 - $                 -
             Asset Manager Option 2                          $                 -  $                 - $                 -
             Big Edge                                        $              1.16  $              1.16 $              1.25
             Freedom Edge(R)                                 $                 -  $              1.15 $              1.23
             Group Strategic Edge(R)                         $              1.15  $              1.16 $              1.24
             Phoenix Dimensions(R) Option 1                  $                 -  $                 - $              1.24
             Phoenix Dimensions(R) Option 2                  $                 -  $              1.15 $              1.23
             Phoenix Dimensions(R) Option 3                  $                 -  $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 -  $                 - $                 -
             Phoenix Income Choice(R)                        $                 -  $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.14  $              1.14 $              1.23
             Phoenix Investor's Edge(R) Option 2             $              1.13  $              1.14 $              1.22
             Phoenix Investor's Edge(R) Option 3             $                 -  $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -  $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 -  $                 - $              0.97
             Phoenix Investor's Edge+ Option 2               $                 -  $                 - $              0.97
             Phoenix Spectrum Edge(R) Option 1               $              1.15  $              1.16 $              1.25
             Phoenix Spectrum Edge(R) Option 2               $              1.15  $              1.16 $              1.24
             Phoenix Spectrum Edge(R) Option 3               $                 -  $                 - $              1.24
             Phoenix Spectrum Edge(R) Option 4               $                 -  $                 - $                 -
             Retirement Planner's Edge                       $                 -  $              1.15 $              1.24
             Templeton Investment Plus                       $                 -  $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.14  $              1.15 $              1.24
             The Big Edge Plus(R)                            $              1.15  $              1.16 $              1.24
             The Phoenix Edge(R)--VA NY Option 1             $                 -  $              1.17 $              1.25
             The Phoenix Edge(R)--VA NY Option 2             $              1.15  $              1.16 $              1.24

                                                              Lord Abbett Mid-
                                                             Cap Value Portfolio
                                                                 - Class VC
                                                             -------------------
Assets:
   Investments at fair value                                 $         3,021,187
                                                             -------------------
   Total Assets                                              $         3,021,187
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $         3,021,187
                                                             ===================
Net Assets:
   Accumulation Units                                        $         3,016,930
   Contracts in payout (annuitization period)                $             4,257
                                                             -------------------
         Total Net Assets                                    $         3,021,187
                                                             ===================
                                                             ===================
         Units Outstanding                                             2,537,853
                                                             ===================
   Investment shares held                                                159,851
   Investments at cost                                       $         3,160,616

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.20
             Freedom Edge(R)                                 $              1.18
             Group Strategic Edge(R)                         $              1.19
             Phoenix Dimensions(R) Option 1                  $              1.17
             Phoenix Dimensions(R) Option 2                  $              1.17
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.18
             Phoenix Investor's Edge(R) Option 2             $              1.17
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.20
             Phoenix Spectrum Edge(R) Option 2               $              1.19
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $              1.19
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.19
             The Big Edge Plus(R)                            $              1.19
             The Phoenix Edge(R)--VA NY Option 1             $              1.20
             The Phoenix Edge(R)--VA NY Option 2             $              1.19

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)



                                                               Mutual Shares       Neuberger Berman     Neuberger Berman
                                                              Securities Fund -      AMT Fasciano         AMT Guardian
                                                                  Class 2         Portfolio - S Class  Portfolio - S Class
                                                             ------------------- -------------------- --------------------
Assets:
   Investments at fair value                                 $        17,210,558 $             9,177  $         1,354,684
                                                             ------------------- -------------------- --------------------
   Total Assets                                              $        17,210,558 $             9,177  $         1,354,684
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 -  $                 -
                                                             ------------------- -------------------- --------------------
         Total Net Assets                                    $        17,210,558 $             9,177  $         1,354,684
                                                             =================== ==================== ====================
Net Assets:
   Accumulation Units                                        $        17,077,675 $             9,177  $         1,354,684
   Contracts in payout (annuitization period)                $           132,883 $                 -  $                 -
                                                             ------------------- -------------------- --------------------
         Total Net Assets                                    $        17,210,558 $             9,177  $         1,354,684
                                                             =================== ==================== ====================
                                                             =================== ==================== ====================
         Units Outstanding                                             9,836,328               9,509            1,236,073
                                                             =================== ==================== ====================
   Investment shares held                                                852,430                 634               64,447
   Investments at cost                                       $        14,063,502 $             9,064  $         1,339,987

         Unit Value
             Asset Manager Option 1                          $                 - $                 -  $                 -
             Asset Manager Option 2                          $                 - $                 -  $                 -
             Big Edge                                        $              1.61 $                 -  $              1.11
             Freedom Edge(R)                                 $              1.60 $              0.95  $              1.11
             Group Strategic Edge(R)                         $              2.01 $              1.01  $              1.11
             Phoenix Dimensions(R) Option 1                  $              1.29 $                 -  $              1.12
             Phoenix Dimensions(R) Option 2                  $              1.28 $                 -  $              1.11
             Phoenix Dimensions(R) Option 3                  $                 - $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 -  $                 -
             Phoenix Income Choice(R)                        $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.54 $              0.95  $              1.11
             Phoenix Investor's Edge(R) Option 2             $              1.53 $                 -  $              1.11
             Phoenix Investor's Edge(R) Option 3             $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $              0.94 $                 -  $              0.98
             Phoenix Investor's Edge+ Option 2               $              0.94 $                 -  $              0.98
             Phoenix Spectrum Edge(R) Option 1               $              1.57 $                 -  $              1.12
             Phoenix Spectrum Edge(R) Option 2               $              1.56 $                 -  $              1.12
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 -  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 -  $                 -
             Retirement Planner's Edge                       $              1.61 $                 -  $              1.11
             Templeton Investment Plus                       $                 - $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.95 $              1.01  $              1.10
             The Big Edge Plus(R)                            $              2.01 $              1.01  $              1.11
             The Phoenix Edge(R)--VA NY Option 1             $              1.58 $                 -  $              1.12
             The Phoenix Edge(R)--VA NY Option 2             $              1.56 $                 -  $              1.12

                                                                Oppenheimer
                                                                  Capital
                                                                Appreciation
                                                              Fund/VA - Service
                                                                   Shares
                                                             -------------------
Assets:
   Investments at fair value                                 $            53,794
                                                             -------------------
   Total Assets                                              $            53,794
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $            53,794
                                                             ===================
Net Assets:
   Accumulation Units                                        $            53,794
   Contracts in payout (annuitization period)                $                 -
                                                             -------------------
         Total Net Assets                                    $            53,794
                                                             ===================
                                                             ===================
         Units Outstanding                                                46,697
                                                             ===================
   Investment shares held                                                  1,150
   Investments at cost                                       $            50,812

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $                 -
             Freedom Edge(R)                                 $                 -
             Group Strategic Edge(R)                         $              1.16
             Phoenix Dimensions(R) Option 1                  $                 -
             Phoenix Dimensions(R) Option 2                  $              1.14
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.13
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 -
             Phoenix Spectrum Edge(R) Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $                 -
             The Big Edge Plus(R)                            $              1.16
             The Phoenix Edge(R)--VA NY Option 1             $                 -
             The Phoenix Edge(R)--VA NY Option 2             $                 -


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                 Oppenheimer      Oppenheimer Main
                                                              Global Securities   Street Small Cap
                                                              Fund/VA - Service   Fund/VA - Service    Phoenix Capital
                                                                   Shares              Shares           Growth Series
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $           365,528 $           924,165 $       132,252,316
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $           365,528 $           924,165 $       132,252,316
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           365,528 $           924,165 $       132,252,316
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $           365,528 $           924,165 $       131,217,698
   Contracts in payout (annuitization period)                $                 - $                 - $         1,034,618
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           365,528 $           924,165 $       132,252,316
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                               329,582             953,544          20,565,802
                                                             =================== =================== ===================
   Investment shares held                                                 10,079              51,259           7,869,516
   Investments at cost                                       $           365,115 $           985,139 $       116,341,398

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.11 $              1.01 $             10.73
             Freedom Edge(R)                                 $              1.11 $              0.97 $              1.26
             Group Strategic Edge(R)                         $              1.11 $              1.01 $             10.19
             Phoenix Dimensions(R) Option 1                  $                 - $              0.97 $                 -
             Phoenix Dimensions(R) Option 2                  $              1.11 $              0.97 $              1.16
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.11 $              0.97 $              1.10
             Phoenix Investor's Edge(R) Option 2             $              1.10 $              0.96 $              1.09
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $              0.89 $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $              0.89 $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.12 $              0.97 $              1.17
             Phoenix Spectrum Edge(R) Option 2               $                 - $              0.97 $              1.16
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $              1.15
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $              0.97 $              0.95
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.11 $              1.01 $              0.82
             The Big Edge Plus(R)                            $              1.11 $              1.01 $             10.19
             The Phoenix Edge(R)--VA NY Option 1             $              1.12 $              0.98 $              0.71
             The Phoenix Edge(R)--VA NY Option 2             $              1.11 $                 - $              0.77


                                                              Phoenix Growth
                                                             and Income Series
                                                             ------------------
Assets:
   Investments at fair value                                 $       14,469,046
                                                             ------------------
   Total Assets                                              $       14,469,046
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $       14,469,046
                                                             ==================
Net Assets:
   Accumulation Units                                        $       14,426,529
   Contracts in payout (annuitization period)                $           42,517
                                                             ------------------
         Total Net Assets                                    $       14,469,046
                                                             ==================
                                                             ==================
         Units Outstanding                                           10,057,474
                                                             ==================
   Investment shares held                                               968,473
   Investments at cost                                       $       10,285,937

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.57
             Freedom Edge(R)                                 $             1.52
             Group Strategic Edge(R)                         $             1.53
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $             1.25
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             1.32
             Phoenix Investor's Edge(R) Option 2             $             1.31
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.36
             Phoenix Spectrum Edge(R) Option 2               $             1.35
             Phoenix Spectrum Edge(R) Option 3               $             1.33
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             1.25
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             1.42
             The Big Edge Plus(R)                            $             1.53
             The Phoenix Edge(R)--VA NY Option 1             $             1.19
             The Phoenix Edge(R)--VA NY Option 2             $             1.19

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                       Phoenix Multi-
                                                               Phoenix Mid-Cap      Phoenix Money       Sector Fixed
                                                                Growth Series       Market Series      Income Series
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $        15,269,665 $        23,551,159 $        35,299,702
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $        15,269,665 $        23,551,159 $        35,299,702
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                55 $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        15,269,665 $        23,551,104 $        35,299,702
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $        15,156,384 $        23,212,665 $        34,800,983
   Contracts in payout (annuitization period)                $           113,281 $           338,439 $           498,719
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        15,269,665 $        23,551,104 $        35,299,702
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                             9,969,014          11,859,430           9,990,784
                                                             =================== =================== ===================
   Investment shares held                                                931,196           2,355,116           3,885,386
   Investments at cost                                       $        12,235,650 $        23,551,159 $        37,131,355

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.51 $              2.81 $              6.49
             Freedom Edge(R)                                 $                 - $              1.06 $              1.19
             Group Strategic Edge(R)                         $              1.64 $              2.67 $              6.16
             Phoenix Dimensions(R) Option 1                  $                 - $              1.08 $              1.09
             Phoenix Dimensions(R) Option 2                  $                 - $              1.07 $              1.09
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Income Choice(R) with GPAF              $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.12 $              1.05 $              1.36
             Phoenix Investor's Edge(R) Option 2             $              1.11 $              1.04 $              1.35
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $              1.02 $              1.00
             Phoenix Investor's Edge+ Option 2               $                 - $              1.02 $              1.00
             Phoenix Spectrum Edge(R) Option 1               $              1.19 $              1.08 $              1.40
             Phoenix Spectrum Edge(R) Option 2               $              1.18 $              1.07 $              1.39
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $              0.92 $              1.07 $              1.43
             Templeton Investment Plus                       $                 - $              1.69 $                 -
             The Big Edge Choice(R)--NY                      $              1.55 $              1.21 $              1.49
             The Big Edge Plus(R)                            $              1.64 $              2.67 $              6.16
             The Phoenix Edge(R)--VA NY Option 1             $              1.04 $              1.12 $              1.47
             The Phoenix Edge(R)--VA NY Option 2             $              0.89 $              1.09 $              1.42

                                                              Phoenix Multi-
                                                             Sector Short Term
                                                                Bond Series
                                                             ------------------
Assets:
   Investments at fair value                                 $        3,549,617
                                                             ------------------
   Total Assets                                              $        3,549,617
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $        3,549,617
                                                             ==================
Net Assets:
   Accumulation Units                                        $        3,549,617
   Contracts in payout (annuitization period)                $                -
                                                             ------------------
         Total Net Assets                                    $        3,549,617
                                                             ==================
                                                             ==================
         Units Outstanding                                            3,156,216
                                                             ==================
   Investment shares held                                               359,774
   Investments at cost                                       $        3,614,496

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.13
             Freedom Edge(R)                                 $                -
             Group Strategic Edge(R)                         $             1.12
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $             1.07
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Income Choice(R) with GPAF              $                -
             Phoenix Investor's Edge(R) Option 1             $             1.12
             Phoenix Investor's Edge(R) Option 2             $             1.11
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.15
             Phoenix Spectrum Edge(R) Option 2               $             1.14
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $                -
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             1.12
             The Big Edge Plus(R)                            $             1.12
             The Phoenix Edge(R)--VA NY Option 1             $             1.16
             The Phoenix Edge(R)--VA NY Option 2             $             1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                        Phoenix-Alger
                                                              Phoenix Strategic    Phoenix-Aberdeen    Small-Cap Growth
                                                              Allocation Series  International Series       Series
                                                             ------------------- -------------------- -------------------
Assets:
   Investments at fair value                                 $       133,918,133 $        64,615,375  $         4,794,285
                                                             ------------------- -------------------- -------------------
   Total Assets                                              $       133,918,133 $        64,615,375  $         4,794,285
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 -  $                 -
                                                             ------------------- -------------------- -------------------
         Total Net Assets                                    $       133,918,133 $        64,615,375  $         4,794,285
                                                             =================== ==================== ===================
Net Assets:
   Accumulation Units                                        $       132,712,468 $        64,322,691  $         4,686,255
   Contracts in payout (annuitization period)                $         1,205,665 $           292,684  $           108,030
                                                             ------------------- -------------------- -------------------
         Total Net Assets                                    $       133,918,133 $        64,615,375  $         4,794,285
                                                             =================== ==================== ===================
                                                             =================== ==================== ===================
         Units Outstanding                                            21,182,942          20,226,646            2,027,076
                                                             =================== ==================== ===================
   Investment shares held                                             10,338,096           3,375,448              268,572
   Investments at cost                                       $       131,423,544 $        40,614,277  $         4,368,179

         Unit Value
             Asset Manager Option 1                          $                 - $                 -  $                 -
             Asset Manager Option 2                          $                 - $                 -  $                 -
             Big Edge                                        $              7.84 $              4.05  $              2.40
             Freedom Edge(R)                                 $                 - $              2.32  $                 -
             Group Strategic Edge(R)                         $              7.44 $              3.87  $              2.37
             Phoenix Dimensions(R) Option 1                  $                 - $              1.70  $                 -
             Phoenix Dimensions(R) Option 2                  $                 - $              1.69  $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 -  $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 -  $                 -
             Phoenix Income Choice(R)                        $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.29 $              2.24  $              2.32
             Phoenix Investor's Edge(R) Option 2             $              1.28 $              2.22  $              2.30
             Phoenix Investor's Edge(R) Option 3             $                 - $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 -  $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $              1.05  $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $              1.05  $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.33 $              2.26  $              2.39
             Phoenix Spectrum Edge(R) Option 2               $              1.32 $              2.24  $              2.37
             Phoenix Spectrum Edge(R) Option 3               $              1.31 $              2.22  $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 -  $                 -
             Retirement Planner's Edge                       $              1.28 $              1.98  $              2.35
             Templeton Investment Plus                       $                 - $                 -  $                 -
             The Big Edge Choice(R)--NY                      $              1.57 $              1.75  $              2.35
             The Big Edge Plus(R)                            $              7.44 $              3.87  $              2.37
             The Phoenix Edge(R)--VA NY Option 1             $              1.39 $              1.68  $              2.41
             The Phoenix Edge(R)--VA NY Option 2             $              1.34 $              1.77  $              2.37

                                                               Phoenix-Duff &
                                                             Phelps Real Estate
                                                             Securities Series
                                                             ------------------
Assets:
   Investments at fair value                                 $       17,138,091
                                                             ------------------
   Total Assets                                              $       17,138,091
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $       17,138,091
                                                             ==================
Net Assets:
   Accumulation Units                                        $       16,976,722
   Contracts in payout (annuitization period)                $          161,369
                                                             ------------------
         Total Net Assets                                    $       17,138,091
                                                             ==================
                                                             ==================
         Units Outstanding                                            4,218,558
                                                             ==================
   Investment shares held                                               638,929
   Investments at cost                                       $        9,766,836

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             5.32
             Freedom Edge(R)                                 $             1.97
             Group Strategic Edge(R)                         $             5.22
             Phoenix Dimensions(R) Option 1                  $             1.24
             Phoenix Dimensions(R) Option 2                  $             1.23
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             2.51
             Phoenix Investor's Edge(R) Option 2             $             2.48
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $             0.87
             Phoenix Investor's Edge+ Option 2               $             0.87
             Phoenix Spectrum Edge(R) Option 1               $             2.53
             Phoenix Spectrum Edge(R) Option 2               $             2.50
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             2.63
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             3.04
             The Big Edge Plus(R)                            $             5.22
             The Phoenix Edge(R)--VA NY Option 1             $             2.90
             The Phoenix Edge(R)--VA NY Option 2             $             2.78

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Phoenix-S&P         Phoenix-S&P         Phoenix-S&P
                                                               Dynamic Asset       Dynamic Asset       Dynamic Asset
                                                             Allocation Series:  Allocation Series:  Allocation Series:
                                                             Aggressive Growth         Growth             Moderate
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $           652,766 $           540,667 $           876,219
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $           652,766 $           540,667 $           876,219
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           652,766 $           540,667 $           876,219
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $           408,518 $           302,389 $           647,970
   Contracts in payout (annuitization period)                $                 - $                 - $                 -
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                $           244,248 $           238,278 $           228,249
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $           652,766 $           540,667 $           876,219
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                               344,940             266,211             589,663
                                                             =================== =================== ===================
   Investment shares held                                                 55,034              46,852              80,715
   Investments at cost                                       $           615,466 $           508,038 $           841,727

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $                 - $                 - $                 -
             Freedom Edge(R)                                 $                 - $                 - $              1.11
             Group Strategic Edge(R)                         $              1.12 $              1.12 $              1.10
             Phoenix Dimensions(R) Option 1                  $              1.19 $                 - $                 -
             Phoenix Dimensions(R) Option 2                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.18 $                 - $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.18 $              1.15 $                 -
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $                 - $              1.03
             Phoenix Investor's Edge+ Option 2               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 - $              1.17 $                 -
             Phoenix Spectrum Edge(R) Option 2               $                 - $                 - $              1.11
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $                 - $                 -
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $                 - $              1.12 $              1.10
             The Big Edge Plus(R)                            $              1.12 $              1.12 $              1.10
             The Phoenix Edge(R)--VA NY Option 1             $                 - $                 - $                 -
             The Phoenix Edge(R)--VA NY Option 2             $              1.19 $                 - $                 -

                                                                Phoenix-S&P
                                                               Dynamic Asset
                                                             Allocation Series:
                                                              Moderate Growth
                                                             ------------------
Assets:
   Investments at fair value                                 $        1,369,092
                                                             ------------------
   Total Assets                                              $        1,369,092
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $        1,369,092
                                                             ==================
Net Assets:
   Accumulation Units                                        $        1,133,041
   Contracts in payout (annuitization period)                $                -
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                $          236,051
                                                             ------------------
         Total Net Assets                                    $        1,369,092
                                                             ==================
                                                             ==================
         Units Outstanding                                              995,403
                                                             ==================
   Investment shares held                                               121,197
   Investments at cost                                       $        1,250,259

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $                -
             Freedom Edge(R)                                 $             1.14
             Group Strategic Edge(R)                         $             1.11
             Phoenix Dimensions(R) Option 1                  $             1.15
             Phoenix Dimensions(R) Option 2                  $                -
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             1.14
             Phoenix Investor's Edge(R) Option 2             $                -
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.16
             Phoenix Spectrum Edge(R) Option 2               $             1.15
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             1.15
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $                -
             The Big Edge Plus(R)                            $             1.11
             The Phoenix Edge(R)--VA NY Option 1             $                -
             The Phoenix Edge(R)--VA NY Option 2             $                -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Phoenix-Sanford    Phoenix-Sanford        Phoenix-Van
                                                              Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                                Value Series      Cap Value Series         Series
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $        17,197,844 $         8,896,910 $        11,098,552
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $        17,197,844 $         8,896,910 $        11,098,552
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        17,197,844 $         8,896,910 $        11,098,552
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $        16,852,016 $         8,776,740 $        10,867,737
   Contracts in payout (annuitization period)                $           345,828 $           120,170 $           230,815
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $        17,197,844 $         8,896,910 $        11,098,552
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                             8,931,872           4,258,498           7,127,632
                                                             =================== =================== ===================
   Investment shares held                                              1,355,766             615,190             888,391
   Investments at cost                                       $        14,700,723 $         7,728,579 $        10,903,197

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.98 $              2.02 $              1.74
             Freedom Edge(R)                                 $              1.71 $              1.73 $                 -
             Group Strategic Edge(R)                         $              1.98 $              2.23 $              1.80
             Phoenix Dimensions(R) Option 1                  $              1.22 $                 - $              1.21
             Phoenix Dimensions(R) Option 2                  $              1.21 $              1.19 $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Income Choice(R) with GPAF              $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.74 $              1.78 $              1.28
             Phoenix Investor's Edge(R) Option 2             $              1.73 $              1.76 $              1.26
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $              0.88 $                 - $                 -
             Phoenix Investor's Edge+ Option 2               $              0.88 $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.73 $              1.77 $              1.31
             Phoenix Spectrum Edge(R) Option 2               $              1.72 $              1.75 $              1.29
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $              2.22 $              1.93 $              1.06
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.98 $              1.95 $              1.76
             The Big Edge Plus(R)                            $              1.98 $              2.23 $              1.80
             The Phoenix Edge(R)--VA NY Option 1             $              2.32 $              2.14 $              1.08
             The Phoenix Edge(R)--VA NY Option 2             $              2.14 $              2.15 $              1.06

                                                                Phoenix-Van
                                                             Kampen Equity 500
                                                               Index Series
                                                             ------------------
Assets:
   Investments at fair value                                 $       16,164,330
                                                             ------------------
   Total Assets                                              $       16,164,330
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                3
                                                             ------------------
         Total Net Assets                                    $       16,164,327
                                                             ==================
Net Assets:
   Accumulation Units                                        $        9,441,615
   Contracts in payout (annuitization period)                $        6,722,712
                                                             ------------------
         Total Net Assets                                    $       16,164,327
                                                             ==================
                                                             ==================
         Units Outstanding                                           13,104,753
                                                             ==================
   Investment shares held                                             1,223,928
   Investments at cost                                       $       13,137,220

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.48
             Freedom Edge(R)                                 $                -
             Group Strategic Edge(R)                         $             1.49
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $                -
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Income Choice(R) with GPAF              $             1.08
             Phoenix Investor's Edge(R) Option 1             $             1.22
             Phoenix Investor's Edge(R) Option 2             $             1.21
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.25
             Phoenix Spectrum Edge(R) Option 2               $             1.24
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $             1.14
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             1.19
             The Big Edge Plus(R)                            $             1.49
             The Phoenix Edge(R)--VA NY Option 1             $             1.25
             The Phoenix Edge(R)--VA NY Option 2             $             1.02

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  PIMCO VIT
                                                                CommodityReal
                                                               Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                             Portfolio - Advisor Return Portfolio -  Return Portfolio -
                                                                    Class          Advisor Class       Advisor Class
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $         1,086,650 $           513,075 $           703,719
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $         1,086,650 $           513,075 $           703,719
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         1,086,650 $           513,075 $           703,719
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $         1,086,650 $           513,075 $           703,719
   Contracts in payout (annuitization period)                $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         1,086,650 $           513,075 $           703,719
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                               927,314             466,347             645,109
                                                             =================== =================== ===================
   Investment shares held                                                 81,397              40,817              67,085
   Investments at cost                                       $           985,969 $           505,427 $           681,688

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $              1.22 $              1.10 $              1.09
             Freedom Edge(R)                                 $              1.15 $              1.10 $                 -
             Group Strategic Edge(R)                         $              1.21 $              1.09 $              1.09
             Phoenix Dimensions(R) Option 1                  $              1.16 $              1.11 $                 -
             Phoenix Dimensions(R) Option 2                  $              1.15 $              1.10 $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.15 $                 - $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.15 $                 - $              1.10
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $              1.16 $                 - $                 -
             Phoenix Investor's Edge+ Option 2               $              1.16 $                 - $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.16 $                 - $              1.11
             Phoenix Spectrum Edge(R) Option 2               $              1.16 $              1.11 $              1.11
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $              1.15 $                 - $                 -
             Templeton Investment Plus                       $                 - $                 - $                 -
             The Big Edge Choice(R)--NY                      $              1.21 $                 - $              1.08
             The Big Edge Plus(R)                            $              1.21 $              1.09 $              1.09
             The Phoenix Edge(R)--VA NY Option 1             $              1.16 $                 - $              1.11
             The Phoenix Edge(R)--VA NY Option 2             $              1.16 $                 - $              1.11

                                                              Rydex Variable
                                                               Trust Inverse
                                                              Government Long
                                                               Bond Strategy
                                                                   Fund
                                                             ------------------
Assets:
   Investments at fair value                                 $          563,518
                                                             ------------------
   Total Assets                                              $          563,518
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $          563,518
                                                             ==================
Net Assets:
   Accumulation Units                                        $          563,518
   Contracts in payout (annuitization period)                $                -
                                                             ------------------
         Total Net Assets                                    $          563,518
                                                             ==================
                                                             ==================
         Units Outstanding                                              654,744
                                                             ==================
   Investment shares held                                                28,780
   Investments at cost                                       $          701,925

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $                -
             Freedom Edge(R)                                 $                -
             Group Strategic Edge(R)                         $                -
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $                -
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             0.86
             Phoenix Investor's Edge(R) Option 2             $             0.85
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             0.88
             Phoenix Spectrum Edge(R) Option 2               $             0.87
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $                -
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $                -
             The Big Edge Plus(R)                            $                -
             The Phoenix Edge(R)--VA NY Option 1             $                -
             The Phoenix Edge(R)--VA NY Option 2             $             0.87

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                Rydex Variable   Sentinel Variable
                                                              Rydex Variable    Trust Sector      Products Bond
                                                              Trust Nova Fund   Rotation Fund          Fund
                                                             ---------------- ----------------- -------------------
Assets:
   Investments at fair value                                 $        42,109  $         771,927 $           246,934
                                                             ---------------- ----------------- -------------------
   Total Assets                                              $        42,109  $         771,927 $           246,934
Liabilities:
   Payable to Phoenix Life Insurance Company                 $             -  $               - $                 -
                                                             ---------------- ----------------- -------------------
         Total Net Assets                                    $        42,109  $         771,927 $           246,934
                                                             ================ ================= ===================
Net Assets:
   Accumulation Units                                        $        42,109  $         771,366 $           246,934
   Contracts in payout (annuitization period)                $             -  $             561 $                 -
                                                             ---------------- ----------------- -------------------
         Total Net Assets                                    $        42,109  $         771,927 $           246,934
                                                             ================ ================= ===================
                                                             ================ ================= ===================
         Units Outstanding                                            25,808            409,346             242,162
                                                             ================ ================= ===================
   Investment shares held                                              4,186             50,354              24,719
   Investments at cost                                       $        32,260  $         509,427 $           253,311

         Unit Value
             Asset Manager Option 1                          $             -  $               - $                 -
             Asset Manager Option 2                          $             -  $               - $                 -
             Big Edge                                        $             -  $            1.91 $                 -
             Freedom Edge(R)                                 $             -  $               - $              1.02
             Group Strategic Edge(R)                         $             -  $            1.89 $                 -
             Phoenix Dimensions(R) Option 1                  $             -  $               - $              1.02
             Phoenix Dimensions(R) Option 2                  $             -  $               - $              1.02
             Phoenix Dimensions(R) Option 3                  $             -  $               - $                 -
             Phoenix Dimensions(R) Option 4                  $             -  $               - $                 -
             Phoenix Income Choice(R)                        $             -  $               - $                 -
             Phoenix Investor's Edge(R) Option 1             $             -  $            1.85 $              1.02
             Phoenix Investor's Edge(R) Option 2             $          1.62  $            1.84 $              1.02
             Phoenix Investor's Edge(R) Option 3             $             -  $               - $                 -
             Phoenix Investor's Edge(R) Option 4             $             -  $               - $                 -
             Phoenix Investor's Edge+ Option 1               $             -  $               - $              1.02
             Phoenix Investor's Edge+ Option 2               $             -  $               - $              1.02
             Phoenix Spectrum Edge(R) Option 1               $          1.67  $            1.90 $              1.02
             Phoenix Spectrum Edge(R) Option 2               $             -  $            1.89 $              1.02
             Phoenix Spectrum Edge(R) Option 3               $             -  $               - $                 -
             Phoenix Spectrum Edge(R) Option 4               $             -  $               - $                 -
             Retirement Planner's Edge                       $             -  $               - $                 -
             Templeton Investment Plus                       $             -  $               - $                 -
             The Big Edge Choice(R)--NY                      $             -  $            1.88 $              1.02
             The Big Edge Plus(R)                            $             -  $            1.89 $              1.02
             The Phoenix Edge(R)--VA NY Option 1             $             -  $               - $                 -
             The Phoenix Edge(R)--VA NY Option 2             $             -  $            1.89 $                 -

                                                             Sentinel Variable
                                                              Products Common
                                                                Stock Fund
                                                             -----------------
Assets:
   Investments at fair value                                 $        905,821
                                                             -----------------
   Total Assets                                              $        905,821
Liabilities:
   Payable to Phoenix Life Insurance Company                 $              -
                                                             -----------------
         Total Net Assets                                    $        905,821
                                                             =================
Net Assets:
   Accumulation Units                                        $        905,821
   Contracts in payout (annuitization period)                $              -
                                                             -----------------
         Total Net Assets                                    $        905,821
                                                             =================
                                                             =================
         Units Outstanding                                            885,982
                                                             =================
   Investment shares held                                              63,255
   Investments at cost                                       $        930,470

         Unit Value
             Asset Manager Option 1                          $              -
             Asset Manager Option 2                          $              -
             Big Edge                                        $           1.02
             Freedom Edge(R)                                 $           1.02
             Group Strategic Edge(R)                         $              -
             Phoenix Dimensions(R) Option 1                  $           1.02
             Phoenix Dimensions(R) Option 2                  $           1.02
             Phoenix Dimensions(R) Option 3                  $              -
             Phoenix Dimensions(R) Option 4                  $              -
             Phoenix Income Choice(R)                        $              -
             Phoenix Investor's Edge(R) Option 1             $           1.02
             Phoenix Investor's Edge(R) Option 2             $           1.02
             Phoenix Investor's Edge(R) Option 3             $              -
             Phoenix Investor's Edge(R) Option 4             $              -
             Phoenix Investor's Edge+ Option 1               $           1.02
             Phoenix Investor's Edge+ Option 2               $           1.02
             Phoenix Spectrum Edge(R) Option 1               $           1.02
             Phoenix Spectrum Edge(R) Option 2               $           1.02
             Phoenix Spectrum Edge(R) Option 3               $              -
             Phoenix Spectrum Edge(R) Option 4               $              -
             Retirement Planner's Edge                       $              -
             Templeton Investment Plus                       $              -
             The Big Edge Choice(R)--NY                      $           1.02
             The Big Edge Plus(R)                            $           1.02
             The Phoenix Edge(R)--VA NY Option 1             $              -
             The Phoenix Edge(R)--VA NY Option 2             $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                        Templeton
                                                             Sentinel Variable  Sentinel Variable      Developing
                                                              Products Mid Cap   Products Small    Markets Securities
                                                                Growth Fund       Company Fund       Fund - Class 1
                                                             ----------------- ------------------ --------------------
Assets:
   Investments at fair value                                 $         208,404 $          211,439 $          1,247,593
                                                             ----------------- ------------------ --------------------
   Total Assets                                              $         208,404 $          211,439 $          1,247,593
Liabilities:
   Payable to Phoenix Life Insurance Company                 $               - $                - $                  -
                                                             ----------------- ------------------ --------------------
         Total Net Assets                                    $         208,404 $          211,439 $          1,247,593
                                                             ================= ================== ====================
Net Assets:
   Accumulation Units                                        $         208,404 $          211,439 $          1,247,593
   Contracts in payout (annuitization period)                $               - $                - $                  -
                                                             ----------------- ------------------ --------------------
         Total Net Assets                                    $         208,404 $          211,439 $          1,247,593
                                                             ================= ================== ====================
                                                             ================= ================== ====================
         Units Outstanding                                             193,454            210,438              655,493
                                                             ================= ================== ====================
   Investment shares held                                               16,780             15,125               77,155
   Investments at cost                                       $         209,480 $          237,718 $            548,797

         Unit Value
             Asset Manager Option 1                          $               - $                - $                  -
             Asset Manager Option 2                          $               - $                - $                  -
             Big Edge                                        $               - $             1.01 $                  -
             Freedom Edge(R)                                 $               - $             1.00 $                  -
             Group Strategic Edge(R)                         $               - $                - $                  -
             Phoenix Dimensions(R) Option 1                  $               - $             1.01 $                  -
             Phoenix Dimensions(R) Option 2                  $            1.08 $             1.00 $                  -
             Phoenix Dimensions(R) Option 3                  $               - $                - $                  -
             Phoenix Dimensions(R) Option 4                  $               - $                - $                  -
             Phoenix Income Choice(R)                        $               - $                - $                  -
             Phoenix Investor's Edge(R) Option 1             $               - $             1.00 $                  -
             Phoenix Investor's Edge(R) Option 2             $               - $             1.00 $                  -
             Phoenix Investor's Edge(R) Option 3             $               - $                - $                  -
             Phoenix Investor's Edge(R) Option 4             $               - $                - $                  -
             Phoenix Investor's Edge+ Option 1               $               - $             1.01 $                  -
             Phoenix Investor's Edge+ Option 2               $               - $             1.00 $                  -
             Phoenix Spectrum Edge(R) Option 1               $               - $             1.01 $                  -
             Phoenix Spectrum Edge(R) Option 2               $               - $             1.01 $                  -
             Phoenix Spectrum Edge(R) Option 3               $               - $                - $                  -
             Phoenix Spectrum Edge(R) Option 4               $               - $                - $                  -
             Retirement Planner's Edge                       $               - $                - $                  -
             Templeton Investment Plus                       $               - $                - $               1.90
             The Big Edge Choice(R)--NY                      $               - $             1.00 $                  -
             The Big Edge Plus(R)                            $            1.08 $             1.01 $                  -
             The Phoenix Edge(R)--VA NY Option 1             $               - $                - $                  -
             The Phoenix Edge(R)--VA NY Option 2             $               - $                - $                  -

                                                                  Templeton
                                                                 Developing
                                                             Markets Securities
                                                               Fund - Class 2
                                                             ------------------
Assets:
   Investments at fair value                                 $        3,587,607
                                                             ------------------
   Total Assets                                              $        3,587,607
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                -
                                                             ------------------
         Total Net Assets                                    $        3,587,607
                                                             ==================
Net Assets:
   Accumulation Units                                        $        3,579,184
   Contracts in payout (annuitization period)                $            8,423
                                                             ------------------
         Total Net Assets                                    $        3,587,607
                                                             ==================
                                                             ==================
         Units Outstanding                                            1,873,862
                                                             ==================
   Investment shares held                                               224,226
   Investments at cost                                       $        2,595,766

         Unit Value
             Asset Manager Option 1                          $                -
             Asset Manager Option 2                          $                -
             Big Edge                                        $             1.85
             Freedom Edge(R)                                 $             1.35
             Group Strategic Edge(R)                         $             1.78
             Phoenix Dimensions(R) Option 1                  $                -
             Phoenix Dimensions(R) Option 2                  $             1.35
             Phoenix Dimensions(R) Option 3                  $                -
             Phoenix Dimensions(R) Option 4                  $                -
             Phoenix Income Choice(R)                        $                -
             Phoenix Investor's Edge(R) Option 1             $             1.35
             Phoenix Investor's Edge(R) Option 2             $             1.35
             Phoenix Investor's Edge(R) Option 3             $                -
             Phoenix Investor's Edge(R) Option 4             $                -
             Phoenix Investor's Edge+ Option 1               $                -
             Phoenix Investor's Edge+ Option 2               $                -
             Phoenix Spectrum Edge(R) Option 1               $             1.36
             Phoenix Spectrum Edge(R) Option 2               $             1.36
             Phoenix Spectrum Edge(R) Option 3               $                -
             Phoenix Spectrum Edge(R) Option 4               $                -
             Retirement Planner's Edge                       $                -
             Templeton Investment Plus                       $                -
             The Big Edge Choice(R)--NY                      $             4.00
             The Big Edge Plus(R)                            $             1.78
             The Phoenix Edge(R)--VA NY Option 1             $             3.69
             The Phoenix Edge(R)--VA NY Option 2             $             3.51

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                              Templeton Foreign  Templeton Foreign   Templeton Global
                                                             Securities Fund -   Securities Fund -  Asset Allocation
                                                                  Class 1             Class 2        Fund - Class 1
                                                             ------------------- ----------------- -------------------
Assets:
   Investments at fair value                                 $        25,252,922 $       7,665,101 $        40,892,411
                                                             ------------------- ----------------- -------------------
   Total Assets                                              $        25,252,922 $       7,665,101 $        40,892,411
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $               - $                 -
                                                             ------------------- ----------------- -------------------
         Total Net Assets                                    $        25,252,922 $       7,665,101 $        40,892,411
                                                             =================== ================= ===================
Net Assets:
   Accumulation Units                                        $        25,220,743 $       7,605,071 $        40,564,740
   Contracts in payout (annuitization period)                $            32,179 $          60,030 $           327,671
                                                             ------------------- ----------------- -------------------
             Total Net Assets                                $        25,252,922 $       7,665,101 $        40,892,411
                                                             =================== ================= ===================
                                                             =================== ================= ===================
             Units Outstanding                                         6,351,173         3,907,087           7,383,120
                                                             =================== ================= ===================
   Investment shares held                                              1,227,062           378,523           2,772,367
   Investments at cost                                       $        12,503,075 $       6,850,248 $        34,264,405

         Unit Value
             Asset Manager Option 1                          $                 - $               - $                 -
             Asset Manager Option 2                          $                 - $               - $                 -
             Big Edge                                        $                 - $            1.91 $                 -
             Freedom Edge(R)                                 $                 - $               - $                 -
             Group Strategic Edge(R)                         $                 - $            2.06 $                 -
             Phoenix Dimensions(R) Option 1                  $                 - $            1.52 $                 -
             Phoenix Dimensions(R) Option 2                  $                 - $            1.51 $                 -
             Phoenix Dimensions(R) Option 3                  $                 - $               - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $               - $                 -
             Phoenix Income Choice(R)                        $                 - $               - $                 -
             Phoenix Investor's Edge(R) Option 1             $                 - $            1.87 $                 -
             Phoenix Investor's Edge(R) Option 2             $                 - $            1.85 $                 -
             Phoenix Investor's Edge(R) Option 3             $                 - $               - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $               - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $               - $                 -
             Phoenix Investor's Edge+ Option 2               $                 - $               - $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 - $            1.90 $                 -
             Phoenix Spectrum Edge(R) Option 2               $                 - $            1.88 $                 -
             Phoenix Spectrum Edge(R) Option 3               $                 - $               - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $               - $                 -
             Retirement Planner's Edge                       $                 - $            1.66 $                 -
             Templeton Investment Plus                       $              3.98 $               - $              5.54
             The Big Edge Choice(R)--NY                      $                 - $            1.65 $                 -
             The Big Edge Plus(R)                            $                 - $            2.06 $                 -
             The Phoenix Edge(R)--VA NY Option 1             $                 - $            1.75 $                 -
             The Phoenix Edge(R)--VA NY Option 2             $                 - $            1.55 $                 -

                                                              Templeton Global
                                                             Asset Allocation
                                                              Fund - Class 2
                                                             -----------------
Assets:
   Investments at fair value                                 $       1,879,589
                                                             -----------------
   Total Assets                                              $       1,879,589
Liabilities:
   Payable to Phoenix Life Insurance Company                 $               -
                                                             -----------------
         Total Net Assets                                    $       1,879,589
                                                             =================
Net Assets:
   Accumulation Units                                        $       1,856,103
   Contracts in payout (annuitization period)                $          23,486
                                                             -----------------
             Total Net Assets                                $       1,879,589
                                                             =================
                                                             =================
             Units Outstanding                                         858,545
                                                             =================
   Investment shares held                                              129,449
   Investments at cost                                       $       2,469,971

         Unit Value
             Asset Manager Option 1                          $               -
             Asset Manager Option 2                          $               -
             Big Edge                                        $            2.20
             Freedom Edge(R)                                 $               -
             Group Strategic Edge(R)                         $            2.24
             Phoenix Dimensions(R) Option 1                  $               -
             Phoenix Dimensions(R) Option 2                  $               -
             Phoenix Dimensions(R) Option 3                  $               -
             Phoenix Dimensions(R) Option 4                  $               -
             Phoenix Income Choice(R)                        $               -
             Phoenix Investor's Edge(R) Option 1             $               -
             Phoenix Investor's Edge(R) Option 2             $               -
             Phoenix Investor's Edge(R) Option 3             $               -
             Phoenix Investor's Edge(R) Option 4             $               -
             Phoenix Investor's Edge+ Option 1               $               -
             Phoenix Investor's Edge+ Option 2               $               -
             Phoenix Spectrum Edge(R) Option 1               $               -
             Phoenix Spectrum Edge(R) Option 2               $               -
             Phoenix Spectrum Edge(R) Option 3               $               -
             Phoenix Spectrum Edge(R) Option 4               $               -
             Retirement Planner's Edge                       $               -
             Templeton Investment Plus                       $               -
             The Big Edge Choice(R)--NY                      $            1.97
             The Big Edge Plus(R)                            $            2.24
             The Phoenix Edge(R)--VA NY Option 1             $            1.73
             The Phoenix Edge(R)--VA NY Option 2             $            1.79

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                              Templeton Global     Templeton Growth   Templeton Growth
                                                              Income Securities   Securities Fund -   Securities Fund -
                                                               Fund - Class 1          Class 1            Class 2
                                                             ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                 $         5,163,064 $        83,367,120 $        15,021,169
                                                             ------------------- ------------------- -------------------
   Total Assets                                              $         5,163,064 $        83,367,120 $        15,021,169
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 - $                 - $                 -
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         5,163,064 $        83,367,120 $        15,021,169
                                                             =================== =================== ===================
Net Assets:
   Accumulation Units                                        $         5,098,570 $        82,658,008 $        14,897,251
   Contracts in payout (annuitization period)                $            64,494 $           709,112 $           123,918
                                                             ------------------- ------------------- -------------------
         Total Net Assets                                    $         5,163,064 $        83,367,120 $        15,021,169
                                                             =================== =================== ===================
                                                             =================== =================== ===================
         Units Outstanding                                             1,535,178          14,582,087           8,045,800
                                                             =================== =================== ===================
   Investment shares held                                                303,710           5,316,781             972,875
   Investments at cost                                       $         3,335,714 $        68,784,154 $        12,842,698

         Unit Value
             Asset Manager Option 1                          $                 - $                 - $                 -
             Asset Manager Option 2                          $                 - $                 - $                 -
             Big Edge                                        $                 - $                 - $              2.24
             Freedom Edge(R)                                 $                 - $                 - $              1.70
             Group Strategic Edge(R)                         $                 - $                 - $              2.19
             Phoenix Dimensions(R) Option 1                  $                 - $                 - $              1.32
             Phoenix Dimensions(R) Option 2                  $                 - $                 - $              1.31
             Phoenix Dimensions(R) Option 3                  $                 - $                 - $                 -
             Phoenix Dimensions(R) Option 4                  $                 - $                 - $                 -
             Phoenix Income Choice(R)                        $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 1             $                 - $                 - $              1.58
             Phoenix Investor's Edge(R) Option 2             $                 - $                 - $              1.56
             Phoenix Investor's Edge(R) Option 3             $                 - $                 - $                 -
             Phoenix Investor's Edge(R) Option 4             $                 - $                 - $                 -
             Phoenix Investor's Edge+ Option 1               $                 - $                 - $              0.96
             Phoenix Investor's Edge+ Option 2               $                 - $                 - $              0.95
             Phoenix Spectrum Edge(R) Option 1               $                 - $                 - $              1.59
             Phoenix Spectrum Edge(R) Option 2               $                 - $                 - $              1.58
             Phoenix Spectrum Edge(R) Option 3               $                 - $                 - $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 - $                 - $                 -
             Retirement Planner's Edge                       $                 - $                 - $                 -
             Templeton Investment Plus                       $              3.36 $              5.72 $                 -
             The Big Edge Choice(R)--NY                      $                 - $                 - $              1.83
             The Big Edge Plus(R)                            $                 - $                 - $              2.19
             The Phoenix Edge(R)--VA NY Option 1             $                 - $                 - $              1.63
             The Phoenix Edge(R)--VA NY Option 2             $                 - $                 - $              1.55

                                                                Van Kampen UIF
                                                               Equity and Income
                                                             Portfolio - Class II
                                                             --------------------
Assets:
   Investments at fair value                                 $           185,368
                                                             --------------------
   Total Assets                                              $           185,368
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             --------------------
         Total Net Assets                                    $           185,368
                                                             ====================
Net Assets:
   Accumulation Units                                        $           185,368
   Contracts in payout (annuitization period)                $                 -
                                                             --------------------
         Total Net Assets                                    $           185,368
                                                             ====================
                                                             ====================
         Units Outstanding                                               175,372
                                                             ====================
   Investment shares held                                                 12,576
   Investments at cost                                       $           192,345

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              1.06
             Freedom Edge(R)                                 $                 -
             Group Strategic Edge(R)                         $              1.05
             Phoenix Dimensions(R) Option 1                  $                 -
             Phoenix Dimensions(R) Option 2                  $                 -
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $                 -
             Phoenix Investor's Edge(R) Option 2             $              1.08
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $                 -
             Phoenix Spectrum Edge(R) Option 2               $              1.09
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $                 -
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $                 -
             The Big Edge Plus(R)                            $              1.05
             The Phoenix Edge(R)--VA NY Option 1             $                 -
             The Phoenix Edge(R)--VA NY Option 2             $                 -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                          Wanger
                                                                    Wanger          International Small
                                                              International Select         Cap             Wanger Select
                                                             --------------------- -------------------- -------------------
Assets:
   Investments at fair value                                  $        10,103,772  $        66,850,111  $         8,578,380
                                                             --------------------- -------------------- -------------------
   Total Assets                                               $        10,103,772  $        66,850,111  $         8,578,380
Liabilities:
   Payable to Phoenix Life Insurance Company                  $                 -  $                 -  $                 -
                                                             --------------------- -------------------- -------------------
         Total Net Assets                                     $        10,103,772  $        66,850,111  $         8,578,380
                                                             ===================== ==================== ===================
Net Assets:
   Accumulation Units                                         $        10,059,549  $        66,714,365  $         8,519,556
   Contracts in payout (annuitization period)                 $            44,223  $           135,746  $            58,824
                                                             --------------------- -------------------- -------------------
         Total Net Assets                                     $        10,103,772  $        66,850,111  $         8,578,380
                                                             ===================== ==================== ===================
                                                             ===================== ==================== ===================
         Units Outstanding                                              3,144,139           10,489,836            3,003,137
                                                             ===================== ==================== ===================
   Investment shares held                                                 359,950            1,517,939              305,498
   Investments at cost                                        $         6,489,380  $        23,408,831  $         4,448,920

         Unit Value
             Asset Manager Option 1                           $                 -  $                 -  $                 -
             Asset Manager Option 2                           $                 -  $                 -  $                 -
             Big Edge                                         $              1.95  $              6.93  $              2.49
             Freedom Edge(R)                                  $                 -  $              2.93  $                 -
             Group Strategic Edge(R)                          $              3.41  $              7.24  $              2.99
             Phoenix Dimensions(R) Option 1                   $              1.88  $              1.82  $              1.44
             Phoenix Dimensions(R) Option 2                   $                 -  $              1.81  $              1.43
             Phoenix Dimensions(R) Option 3                   $                 -  $                 -  $                 -
             Phoenix Dimensions(R) Option 4                   $                 -  $                 -  $                 -
             Phoenix Income Choice(R)                         $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 1              $              2.71  $              2.98  $              1.92
             Phoenix Investor's Edge(R) Option 2              $              2.69  $              2.95  $              1.90
             Phoenix Investor's Edge(R) Option 3              $                 -  $                 -  $                 -
             Phoenix Investor's Edge(R) Option 4              $                 -  $                 -  $                 -
             Phoenix Investor's Edge+ Option 1                $                 -  $              1.03  $                 -
             Phoenix Investor's Edge+ Option 2                $                 -  $              1.03  $                 -
             Phoenix Spectrum Edge(R) Option 1                $              2.85  $              3.12  $              2.01
             Phoenix Spectrum Edge(R) Option 2                $              2.83  $              3.10  $              1.99
             Phoenix Spectrum Edge(R) Option 3                $                 -  $              3.07  $                 -
             Phoenix Spectrum Edge(R) Option 4                $                 -  $                 -  $                 -
             Retirement Planner's Edge                        $              2.27  $              2.53  $              2.07
             Templeton Investment Plus                        $                 -  $                 -  $                 -
             The Big Edge Choice(R)--NY                       $              3.41  $              3.92  $              3.08
             The Big Edge Plus(R)                             $              3.41  $              7.24  $              2.99
             The Phoenix Edge(R)--VA NY Option 1              $              2.44  $              2.34  $              2.29
             The Phoenix Edge(R)--VA NY Option 2              $              2.40  $              2.37  $              2.20

                                                                Wanger U.S.
                                                              Smaller Companies
                                                             -------------------
Assets:
   Investments at fair value                                 $        57,372,789
                                                             -------------------
   Total Assets                                              $        57,372,789
Liabilities:
   Payable to Phoenix Life Insurance Company                 $                 -
                                                             -------------------
         Total Net Assets                                    $        57,372,789
                                                             ===================
Net Assets:
   Accumulation Units                                        $        57,227,461
   Contracts in payout (annuitization period)                $           145,328
                                                             -------------------
         Total Net Assets                                    $        57,372,789
                                                             ===================
                                                             ===================
         Units Outstanding                                            14,541,712
                                                             ===================
   Investment shares held                                              1,582,261
   Investments at cost                                       $        20,770,212

         Unit Value
             Asset Manager Option 1                          $                 -
             Asset Manager Option 2                          $                 -
             Big Edge                                        $              4.83
             Freedom Edge(R)                                 $              1.61
             Group Strategic Edge(R)                         $              4.68
             Phoenix Dimensions(R) Option 1                  $              1.21
             Phoenix Dimensions(R) Option 2                  $              1.20
             Phoenix Dimensions(R) Option 3                  $                 -
             Phoenix Dimensions(R) Option 4                  $                 -
             Phoenix Income Choice(R)                        $                 -
             Phoenix Investor's Edge(R) Option 1             $              1.62
             Phoenix Investor's Edge(R) Option 2             $              1.61
             Phoenix Investor's Edge(R) Option 3             $                 -
             Phoenix Investor's Edge(R) Option 4             $                 -
             Phoenix Investor's Edge+ Option 1               $                 -
             Phoenix Investor's Edge+ Option 2               $                 -
             Phoenix Spectrum Edge(R) Option 1               $              1.70
             Phoenix Spectrum Edge(R) Option 2               $              1.69
             Phoenix Spectrum Edge(R) Option 3               $                 -
             Phoenix Spectrum Edge(R) Option 4               $                 -
             Retirement Planner's Edge                       $              1.65
             Templeton Investment Plus                       $                 -
             The Big Edge Choice(R)--NY                      $              1.88
             The Big Edge Plus(R)                            $              4.68
             The Phoenix Edge(R)--VA NY Option 1             $              1.83
             The Phoenix Edge(R)--VA NY Option 2             $              1.82

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                                       AIM V.I. Capital                           AIM V.I. Mid Cap
                                                      Appreciation Fund -  AIM V.I. Core Equity  Core Equity Fund -
                                                            Class I          Fund - Class I           Class I
                                                      ------------------- --------------------- --------------------
Income:
   Dividends                                          $                 -  $            12,593  $             3,727
Expenses:
   Mortality and expense fees                                      46,734               14,819               22,943
   Administrative fees                                              2,761                  826                  605
                                                      ------------------- --------------------- --------------------
Net investment income (loss)                                     (49,495)              (3,052)             (19,821)
                                                      ------------------- --------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    156,189               34,380               29,168
   Realized gain distributions                                          -                    -               24,310
                                                      ------------------- --------------------- --------------------
   Realized gain (loss)                                           156,189               34,380               53,478
                                                      ------------------- --------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                265,367               50,344              117,045
                                                      ------------------- --------------------- --------------------
Net increase (decrease) in net assets from operations $           372,061  $            81,672  $           150,702
                                                      =================== ===================== ====================


                                                        DWS Equity 500      Federated Fund for     Federated High
                                                        Index Fund VIP -     U.S. Government     Income Bond Fund II
                                                            Class A           Securities II       - Primary Shares
                                                      ------------------- --------------------- --------------------
Income:
   Dividends                                          $           128,074  $           855,273  $           421,022
Expenses:
   Mortality and expense fees                                     110,611              232,651               63,537
   Administrative fees                                              4,689               13,031                2,686
                                                      ------------------- --------------------- --------------------
Net investment income (loss)                                       12,774              609,591              354,799
                                                      ------------------- --------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    347,430                4,518                4,523
   Realized gain distributions                                          -                    -                    -
                                                      ------------------- --------------------- --------------------
   Realized gain (loss)                                           347,430                4,518                4,523
                                                      ------------------- --------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (34,652)              262,582            (242,538)
                                                      ------------------- --------------------- --------------------
Net increase (decrease) in net assets from operations $           325,552  $           876,691  $           116,784
                                                      =================== ===================== ====================

                                                         Alger American
                                                        Leveraged AllCap
                                                      Portfolio - Class O
                                                      --------------------
Income:
   Dividends                                          $                 -
Expenses:
   Mortality and expense fees                                      46,576
   Administrative fees                                              1,539
                                                      --------------------
Net investment income (loss)                                     (48,115)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    362,865
   Realized gain distributions                                          -
                                                      --------------------
   Realized gain (loss)                                           362,865
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                749,855
                                                      --------------------
Net increase (decrease) in net assets from operations $         1,064,605
                                                      ====================

                                                          Fidelity VIP
                                                         Contrafund(R)
                                                       Portfolio - Service
                                                             Class
                                                      --------------------
Income:
   Dividends                                          $           245,553
Expenses:
   Mortality and expense fees                                     372,619
   Administrative fees                                             10,169
                                                      --------------------
Net investment income (loss)                                    (137,235)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    406,458
   Realized gain distributions                                  7,342,655
                                                      --------------------
   Realized gain (loss)                                         7,749,113
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (3,174,397)
                                                      --------------------
Net increase (decrease) in net assets from operations $         4,437,481
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                 Fidelity VIP Growth                           Fidelity VIP
                                                                    Opportunities    Fidelity VIP Growth     Investment Grade
                                                                 Portfolio - Service Portfolio - Service     Bond Portfolio -
                                                                        Class               Class              Service Class
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $                 - $            28,302    $             2,720
Expenses:
   Mortality and expense fees                                                 56,223              54,109                 19,945
   Administrative fees                                                         3,455               2,311                  1,576
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                                (59,678)            (28,118)               (18,801)
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                69,120             266,851                 15,567
   Realized gain distributions                                                     -               4,162                      -
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                       69,120             271,013                 15,567
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year             807,745             728,122                 53,631
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $           817,187 $           971,017    $            50,397
                                                                 =================== ===================    ===================

                                                                                                                Lord Abbett
                                                                  Lazard Retirement   Lord Abbett Bond-      Growth and Income
                                                                 Small Cap Portfolio Debenture Portfolio         Portfolio
                                                                  - Service Shares       - Class VC             - Class VC
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $                 - $           175,748    $           144,026
Expenses:
   Mortality and expense fees                                                  6,229              38,710                152,198
   Administrative fees                                                           235               2,348                  8,512
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                                 (6,464)             134,690               (16,684)
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                11,062              15,119                139,928
   Realized gain distributions                                               182,940               9,506                794,224
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                      194,002              24,625                934,152
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year           (222,620)            (13,672)              (686,602)
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $          (35,082) $           145,643    $           230,866
                                                                 =================== ===================    ===================

                                                                   Franklin Income
                                                                  Securities Fund -
                                                                       Class 2
                                                                 -------------------
Income:
   Dividends                                                     $           110,403
Expenses:
   Mortality and expense fees                                                 47,318
   Administrative fees                                                         3,176
                                                                 -------------------
Net investment income (loss)                                                  59,909
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 2,412
   Realized gain distributions                                                20,475
                                                                 -------------------
   Realized gain (loss)                                                       22,887
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (101,998)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $          (19,202)
                                                                 ===================


                                                                  Lord Abbett Mid-
                                                                 Cap Value Portfolio
                                                                     - Class VC
                                                                 -------------------
Income:
   Dividends                                                     $            13,872
Expenses:
   Mortality and expense fees                                                 43,797
   Administrative fees                                                           933
                                                                 -------------------
Net investment income (loss)                                                (30,858)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                47,388
   Realized gain distributions                                               407,799
                                                                 -------------------
   Realized gain (loss)                                                      455,187
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (433,515)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           (9,186)
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)



                                                                    Mutual Shares     Neuberger Berman    Neuberger Berman
                                                                  Securities Fund -     AMT Fasciano        AMT Guardian
                                                                       Class 2       Portfolio - S Class Portfolio - S Class
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $           229,637 $                 - $             2,734
Expenses:
   Mortality and expense fees                                                207,021                 178               7,987
   Administrative fees                                                         6,548                  18                 597
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                  16,068               (196)             (5,850)
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                62,280               1,780               (839)
   Realized gain distributions                                               562,225                  39                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                      624,505               1,819               (839)
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year           (371,002)               (397)              14,022
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           269,571 $             1,226 $             7,333
                                                                 =================== =================== ===================

                                                                     Oppenheimer      Oppenheimer Main
                                                                  Global Securities   Street Small Cap
                                                                  Fund/VA - Service   Fund/VA - Service    Phoenix Capital
                                                                       Shares              Shares           Growth Series
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $             1,417 $               275 $           358,384
Expenses:
   Mortality and expense fees                                                  3,160               6,973           1,758,971
   Administrative fees                                                           104                 492               9,688
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                 (1,847)             (7,190)         (1,410,275)
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 (228)             (6,917)           2,854,659
   Realized gain distributions                                                 5,925               5,951                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                        5,697               (966)           2,854,659
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             (2,802)            (61,605)          11,590,175
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $             1,048 $          (69,761) $        13,034,559
                                                                 =================== =================== ===================

                                                                     Oppenheimer
                                                                       Capital
                                                                    Appreciation
                                                                  Fund/VA - Service
                                                                       Shares
                                                                 -------------------
Income:
   Dividends                                                     $                 2
Expenses:
   Mortality and expense fees                                                    485
   Administrative fees                                                            20
                                                                 -------------------
Net investment income (loss)                                                   (503)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   134
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                          134
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year               2,972
                                                                 -------------------
Net increase (decrease) in net assets from operations            $             2,603
                                                                 ===================



                                                                   Phoenix Growth
                                                                  and Income Series
                                                                 -------------------
Income:
   Dividends                                                     $           146,842
Expenses:
   Mortality and expense fees                                                203,957
   Administrative fees                                                         9,523
                                                                 -------------------
Net investment income (loss)                                                (66,638)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               766,389
   Realized gain distributions                                               366,399
                                                                 -------------------
   Realized gain (loss)                                                    1,132,788
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (215,333)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           850,817
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                            Phoenix Multi-
                                                                   Phoenix Mid-Cap      Phoenix Money        Sector Fixed
                                                                    Growth Series       Market Series       Income Series
                                                                 ------------------- -------------------- -------------------
Income:
   Dividends                                                     $                 - $         1,108,688  $         1,934,831
Expenses:
   Mortality and expense fees                                                192,288             292,875              466,617
   Administrative fees                                                         4,787               8,084               10,354
                                                                 ------------------- -------------------- -------------------
Net investment income (loss)                                               (197,075)             807,729            1,457,860
                                                                 ------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               340,610                   -             (90,199)
   Realized gain distributions                                                     -                   -                    -
                                                                 ------------------- -------------------- -------------------
   Realized gain (loss)                                                      340,610                   -             (90,199)
                                                                 ------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation) during the year           2,718,372                   -            (469,346)
                                                                 ------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations            $         2,861,907 $           807,729  $           898,315
                                                                 =================== ==================== ===================

                                                                                                            Phoenix-Alger
                                                                  Phoenix Strategic    Phoenix-Aberdeen    Small-Cap Growth
                                                                  Allocation Series  International Series       Series
                                                                 ------------------- -------------------- -------------------
Income:
   Dividends                                                     $         3,722,675 $           976,109  $                 -
Expenses:
   Mortality and expense fees                                              1,806,940             809,382               64,874
   Administrative fees                                                         8,123              16,901                2,122
                                                                 ------------------- -------------------- -------------------
Net investment income (loss)                                               1,907,612             149,826             (66,996)
                                                                 ------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             1,562,882           3,402,617               87,189
   Realized gain distributions                                             7,643,294           3,209,041              937,861
                                                                 ------------------- -------------------- -------------------
   Realized gain (loss)                                                    9,206,176           6,611,658            1,025,050
                                                                 ------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation) during the year         (4,050,158)           1,367,397            (237,518)
                                                                 ------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations            $         7,063,630 $         8,128,881  $           720,536
                                                                 =================== ==================== ===================

                                                                   Phoenix Multi-
                                                                 Sector Short Term
                                                                    Bond Series
                                                                 -------------------
Income:
   Dividends                                                     $           197,491
Expenses:
   Mortality and expense fees                                                 48,527
   Administrative fees                                                         1,927
                                                                 -------------------
Net investment income (loss)                                                 147,037
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   320
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                          320
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year            (60,113)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $            87,244
                                                                 ===================

                                                                   Phoenix-Duff &
                                                                 Phelps Real Estate
                                                                 Securities Series
                                                                 -------------------
Income:
   Dividends                                                     $           276,548
Expenses:
   Mortality and expense fees                                                293,180
   Administrative fees                                                         7,268
                                                                 -------------------
Net investment income (loss)                                                (23,900)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             3,092,023
   Realized gain distributions                                             1,750,425
                                                                 -------------------
   Realized gain (loss)                                                    4,842,448
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year         (8,593,787)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $       (3,775,239)
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                    Phoenix-S&P         Phoenix-S&P            Phoenix-S&P
                                                                   Dynamic Asset       Dynamic Asset          Dynamic Asset
                                                                 Allocation Series:  Allocation Series:     Allocation Series:
                                                                 Aggressive Growth         Growth                Moderate
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $             4,252 $             3,712    $            12,761
Expenses:
   Mortality and expense fees                                                  3,555               1,371                  6,087
   Administrative fees                                                           283                  45                    284
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                                     414               2,296                  6,390
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   314                  83                  1,832
   Realized gain distributions                                                 3,466               1,930                  8,597
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                        3,780               2,013                 10,429
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year             (3,444)                (25)                 13,533
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $               750 $             4,284    $            30,352
                                                                 =================== ===================    ===================

                                                                  Phoenix-Sanford     Phoenix-Sanford          Phoenix-Van
                                                                 Bernstein Mid-Cap    Bernstein Small-       Kampen Comstock
                                                                    Value Series      Cap Value Series            Series
                                                                 ------------------- -------------------    -------------------
Income:
   Dividends                                                     $            27,803 $                 -    $           198,428
Expenses:
   Mortality and expense fees                                                251,232             133,170                153,701
   Administrative fees                                                         7,866               4,778                  5,907
                                                                 ------------------- -------------------    -------------------
Net investment income (loss)                                               (231,295)           (137,948)                 38,820
                                                                 ------------------- -------------------    -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               526,108             250,125                 86,927
   Realized gain distributions                                             2,196,594           1,252,004                613,084
                                                                 ------------------- -------------------    -------------------
   Realized gain (loss)                                                    2,722,702           1,502,129                700,011
                                                                 ------------------- -------------------    -------------------

Change in unrealized appreciation (depreciation) during the year         (2,182,656)         (1,619,664)            (1,081,151)
                                                                 ------------------- -------------------    -------------------
Net increase (decrease) in net assets from operations            $           308,751 $         (255,483)    $         (342,320)
                                                                 =================== ===================    ===================

                                                                    Phoenix-S&P
                                                                   Dynamic Asset
                                                                 Allocation Series:
                                                                  Moderate Growth
                                                                 -------------------
Income:
   Dividends                                                     $            21,057
Expenses:
   Mortality and expense fees                                                 15,686
   Administrative fees                                                         1,231
                                                                 -------------------
Net investment income (loss)                                                   4,140
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                46,099
   Realized gain distributions                                                12,893
                                                                 -------------------
   Realized gain (loss)                                                       58,992
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year              27,089
                                                                 -------------------
Net increase (decrease) in net assets from operations            $            90,221
                                                                 ===================

                                                                    Phoenix-Van
                                                                 Kampen Equity 500
                                                                    Index Series
                                                                 -------------------
Income:
   Dividends                                                     $           227,474
Expenses:
   Mortality and expense fees                                                302,425
   Administrative fees                                                         4,915
                                                                 -------------------
Net investment income (loss)                                                (79,866)
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               860,515
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                      860,515
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (172,952)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           607,697
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                      PIMCO VIT
                                                                    CommodityReal
                                                                   Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                                 Portfolio - Advisor Return Portfolio -  Return Portfolio -
                                                                        Class          Advisor Class       Advisor Class
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $            29,810 $            12,416 $            21,095
Expenses:
   Mortality and expense fees                                                  6,362               3,154               5,261
   Administrative fees                                                           395                 158                 126
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                  23,053               9,104              15,708
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 4,285               (211)               1,586
   Realized gain distributions                                                     -               1,183                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                        4,285                 972               1,586
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             105,173              13,847              23,840
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           132,511 $            23,923 $            41,134
                                                                 =================== =================== ===================

                                                                                       Rydex Variable    Sentinel Variable
                                                                   Rydex Variable       Trust Sector       Products Bond
                                                                   Trust Nova Fund     Rotation Fund            Fund
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $               747 $                 - $             9,674
Expenses:
   Mortality and expense fees                                                    873              10,146                 423
   Administrative fees                                                            70                 126                  27
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                   (196)            (10,272)               9,224
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 4,026              41,629                  15
   Realized gain distributions                                                     -              58,512                   -
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                        4,026             100,141                  15
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             (4,081)              62,755             (6,378)
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $             (251) $           152,624 $             2,861
                                                                 =================== =================== ===================

                                                                   Rydex Variable
                                                                    Trust Inverse
                                                                   Government Long
                                                                    Bond Strategy
                                                                        Fund
                                                                 -------------------
Income:
   Dividends                                                     $            27,575
Expenses:
   Mortality and expense fees                                                 10,681
   Administrative fees                                                           902
                                                                 -------------------
Net investment income (loss)                                                  15,992
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              (30,646)
   Realized gain distributions                                                     -
                                                                 -------------------
   Realized gain (loss)                                                     (30,646)
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year            (17,446)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $          (32,100)
                                                                 ===================

                                                                  Sentinel Variable
                                                                   Products Common
                                                                     Stock Fund
                                                                 -------------------
Income:
   Dividends                                                     $             9,872
Expenses:
   Mortality and expense fees                                                  1,522
   Administrative fees                                                           113
                                                                 -------------------
Net investment income (loss)                                                   8,237
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 (601)
   Realized gain distributions                                                16,706
                                                                 -------------------
   Realized gain (loss)                                                       16,105
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year            (24,649)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $             (307)
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                             Templeton
                                                                 Sentinel Variable   Sentinel Variable       Developing
                                                                  Products Mid Cap     Products Small    Markets Securities
                                                                    Growth Fund         Company Fund       Fund - Class 1
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $                 - $             1,254 $            28,241
Expenses:
   Mortality and expense fees                                                    618                 497              14,512
   Administrative fees                                                            24                  40               1,444
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                   (642)                 717              12,285
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   (2)                (77)              17,581
   Realized gain distributions                                                     -              20,161              88,804
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                          (2)              20,084             106,385
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             (1,076)            (26,278)             156,619
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           (1,720) $           (5,477) $           275,289
                                                                 =================== =================== ===================

                                                                  Templeton Foreign   Templeton Foreign   Templeton Global
                                                                 Securities Fund -   Securities Fund -    Asset Allocation
                                                                      Class 1             Class 2          Fund - Class 1
                                                                 ------------------- ------------------- -------------------
Income:
   Dividends                                                     $           562,858 $           154,052 $         7,355,777
Expenses:
   Mortality and expense fees                                                326,785              95,906             530,226
   Administrative fees                                                        32,512               3,090              52,752
                                                                 ------------------- ------------------- -------------------
Net investment income (loss)                                                 203,561              55,056           6,772,799
                                                                 ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             1,398,828             104,891             369,803
   Realized gain distributions                                             1,165,468             351,374           9,524,268
                                                                 ------------------- ------------------- -------------------
   Realized gain (loss)                                                    2,564,296             456,265           9,894,071
                                                                 ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             610,992             474,576        (13,114,617)
                                                                 ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $         3,378,849 $           985,897 $         3,552,253
                                                                 =================== =================== ===================

                                                                     Templeton
                                                                     Developing
                                                                 Markets Securities
                                                                   Fund - Class 2
                                                                 -------------------
Income:
   Dividends                                                     $            55,656
Expenses:
   Mortality and expense fees                                                 34,411
   Administrative fees                                                           564
                                                                 -------------------
Net investment income (loss)                                                  20,681
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                   951
   Realized gain distributions                                               191,244
                                                                 -------------------
   Realized gain (loss)                                                      192,195
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year             404,925
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           617,801
                                                                 ===================

                                                                  Templeton Global
                                                                  Asset Allocation
                                                                   Fund - Class 2
                                                                 -------------------
Income:
   Dividends                                                     $           328,465
Expenses:
   Mortality and expense fees                                                 23,878
   Administrative fees                                                           287
                                                                 -------------------
Net investment income (loss)                                                 304,300
                                                                 -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                24,947
   Realized gain distributions                                               430,704
                                                                 -------------------
   Realized gain (loss)                                                      455,651
                                                                 -------------------

Change in unrealized appreciation (depreciation) during the year           (601,953)
                                                                 -------------------
Net increase (decrease) in net assets from operations            $           157,998
                                                                 ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                   Templeton Global    Templeton Growth    Templeton Growth
                                                                  Income Securities    Securities Fund -   Securities Fund -
                                                                    Fund - Class 1          Class 1             Class 2
                                                                 -------------------- ------------------- -------------------
Income:
   Dividends                                                     $           137,439  $         1,346,678 $           190,338
Expenses:
   Mortality and expense fees                                                 62,354            1,144,781             182,512
   Administrative fees                                                         6,204              113,895               4,848
                                                                 -------------------- ------------------- -------------------
Net investment income (loss)                                                  68,881               88,002               2,978
                                                                 -------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                28,946            1,627,957             170,698
   Realized gain distributions                                                     -            3,790,507             607,311
                                                                 -------------------- ------------------- -------------------
   Realized gain (loss)                                                       28,946            5,418,464             778,009
                                                                 -------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             359,071          (4,213,084)           (666,931)
                                                                 -------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $           456,898  $         1,293,382 $           114,056
                                                                 ==================== =================== ===================

                                                                                            Wanger
                                                                        Wanger        International Small
                                                                 International Select         Cap            Wanger Select
                                                                 -------------------- ------------------- -------------------
Income:
   Dividends                                                     $            67,490  $           610,584 $                 -
Expenses:
   Mortality and expense fees                                                117,528              867,340             113,632
   Administrative fees                                                         1,637                8,437               1,285
                                                                 -------------------- ------------------- -------------------
Net investment income (loss)                                                (51,675)            (265,193)           (114,917)
                                                                 -------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               102,206            3,906,277             133,970
   Realized gain distributions                                             1,083,907            5,498,079             146,696
                                                                 -------------------- ------------------- -------------------
   Realized gain (loss)                                                    1,186,113            9,404,356             280,666
                                                                 -------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             557,020              450,237             425,869
                                                                 -------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations            $         1,691,458  $         9,589,400 $           591,618
                                                                 ==================== =================== ===================

                                                                    Van Kampen UIF
                                                                  Equity and Income
                                                                 Portfolio - Class II
                                                                 --------------------
Income:
   Dividends                                                     $             1,919
Expenses:
   Mortality and expense fees                                                  1,471
   Administrative fees                                                             9
                                                                 --------------------
Net investment income (loss)                                                     439
                                                                 --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 1,395
   Realized gain distributions                                                 2,702
                                                                 --------------------
   Realized gain (loss)                                                        4,097
                                                                 --------------------

Change in unrealized appreciation (depreciation) during the year             (9,857)
                                                                 --------------------
Net increase (decrease) in net assets from operations            $           (5,321)
                                                                 ====================


                                                                     Wanger U.S.
                                                                  Smaller Companies
                                                                 --------------------
Income:
   Dividends                                                     $                 -
Expenses:
   Mortality and expense fees                                                823,962
   Administrative fees                                                         9,808
                                                                 --------------------
Net investment income (loss)                                               (833,770)
                                                                 --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             8,740,359
   Realized gain distributions                                             3,588,229
                                                                 --------------------
   Realized gain (loss)                                                   12,328,588
                                                                 --------------------

Change in unrealized appreciation (depreciation) during the year         (8,388,400)
                                                                 --------------------
Net increase (decrease) in net assets from operations            $         3,106,418
                                                                 ====================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006

                                                                  AIM V.I. Capital Appreciation Fund - Class I
                                                                  --------------------------------------------
                                                                         2007                   2006
                                                                   -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (49,495)    $          (40,993)
      Realized gains (losses)                                                 156,189                 10,455
      Unrealized appreciation (depreciation) during the year                  265,367                202,357
                                                                  -------------------    -------------------
Net increase (decrease) in net assets from operations                         372,061                171,819
                                                                  -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                  160,321                556,942
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (286,022)                805,257
      Transfers for contract benefits and terminations                      (619,326)              (579,267)
      Contract maintenance charges                                           (10,213)                (6,807)
      Net change to contracts in payout period                                      -                    (5)
                                                                  -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (755,240)                776,120
                                                                  -------------------    -------------------
         Total increase (decrease) in net assets                            (383,179)                947,939
Net assets at beginning of period                                           3,772,248              2,824,309
                                                                  -------------------    -------------------
Net assets at end of period                                       $         3,389,069    $         3,772,248
                                                                  ===================    ===================

                                                                    AIM V.I. Core Equity Fund - Class I
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (3,052) $           (4,846)
      Realized gains (losses)                                                  34,380             (3,453)
      Unrealized appreciation (depreciation) during the year                   50,344             105,945
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          81,672              97,646
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   22,153              14,499
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (109,901)           1,333,415
      Transfers for contract benefits and terminations                      (168,826)           (143,242)
      Contract maintenance charges                                            (2,496)             (1,615)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (259,070)           1,203,057
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (177,398)           1,300,703
Net assets at beginning of period                                           1,300,703                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,123,305 $         1,300,703
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     AIM V.I. Mid Cap Core Equity Fund - Class I
                                                     -------------------------------------------
                                                            2007                  2006
                                                      -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $          (19,821)   $          (54,576)
      Realized gains (losses)                                     53,478               846,571
      Unrealized appreciation (depreciation)
       during the year                                           117,045              (74,330)
                                                     -------------------   -------------------
Net increase (decrease) in net assets from
   operations                                                    150,702               717,665
                                                     -------------------   -------------------
Contract transactions:
      Payments received from contract owners                      16,731                23,625
      Transfers between Investment Options
       (including Guaranteed Interest
       Account), net                                           (196,088)             (180,735)
      Transfers for contract benefits and
       terminations                                            (240,724)             (469,083)
      Contract maintenance charges                               (1,961)               (1,458)
      Net change to contracts in payout period                     (136)               (1,454)
                                                     -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                       (422,178)             (629,105)
Increase (decrease) in amounts retained in PLIC
   Variable Accumulation Separate Account, net                         -           (4,768,588)
                                                     -------------------   -------------------
         Total increase (decrease) in net
          assets                                               (271,476)           (4,680,028)
Net assets at beginning of period                              1,945,862             6,625,890
                                                     -------------------   -------------------
Net assets at end of period                          $         1,674,386   $         1,945,862
                                                     ===================   ===================

                                                     Alger American Leveraged AllCap Portfolio - Class O
                                                     ---------------------------------------------------
                                                            2007                      2006
                                                        -------------------       -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $          (48,115)       $          (47,370)
      Realized gains (losses)                                    362,865                   185,367
      Unrealized appreciation (depreciation)
       during the year                                           749,855                   453,258
                                                     -------------------       -------------------
Net increase (decrease) in net assets from
   operations                                                  1,064,605                   591,255
                                                     -------------------       -------------------
Contract transactions:
      Payments received from contract owners                      98,769                   106,591
      Transfers between Investment Options
       (including Guaranteed Interest
       Account), net                                           (227,766)                     2,188
      Transfers for contract benefits and
       terminations                                            (639,729)                 (767,714)
      Contract maintenance charges                               (3,530)                   (7,867)
      Net change to contracts in payout period                   (1,226)                     (526)
                                                     -------------------       -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                       (773,482)                 (667,328)
Increase (decrease) in amounts retained in PLIC
   Variable Accumulation Separate Account, net                         -                         -
                                                     -------------------       -------------------
         Total increase (decrease) in net
          assets                                                 291,123                  (76,073)
Net assets at beginning of period                              3,713,953                 3,790,026
                                                     -------------------       -------------------
Net assets at end of period                          $         4,005,076       $         3,713,953
                                                     ===================       ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                              DWS Equity 500 Index Fund VIP - Class A
                                                              ---------------------------------------
                                                                     2007                2006
                                                              ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            12,774 $          (14,683)
      Realized gains (losses)                                             347,430             437,841
      Unrealized appreciation (depreciation) during the
       year                                                              (34,652)             691,245
                                                              ------------------- -------------------
Net increase (decrease) in net assets from operations                     325,552           1,114,403
                                                              ------------------- -------------------
Contract transactions:
      Payments received from contract owners                              447,991             962,420
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       776,916             815,273
      Transfers for contract benefits and terminations                (1,408,806)         (2,948,415)
      Contract maintenance charges                                       (13,668)            (24,865)
      Net change to contracts in payout period                                  -               (338)
                                                              ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                         (197,567)         (1,195,925)
                                                              ------------------- -------------------
         Total increase (decrease) in net assets                          127,985            (81,522)
Net assets at beginning of period                                       8,407,036           8,488,558
                                                              ------------------- -------------------
Net assets at end of period                                   $         8,535,021 $         8,407,036
                                                              =================== ===================

                                                                Federated Fund for U.S. Government
                                                                           Securities II
                                                              ---------------------------------------
                                                                     2007                2006
                                                              ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $           609,591 $           523,953
      Realized gains (losses)                                               4,518              19,352
      Unrealized appreciation (depreciation) during the
       year                                                               262,582               4,262
                                                              ------------------- -------------------
Net increase (decrease) in net assets from operations                     876,691             547,567
                                                              ------------------- -------------------
Contract transactions:
      Payments received from contract owners                              591,147           2,187,558
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       126,737           1,904,019
      Transfers for contract benefits and terminations                (3,591,964)         (3,955,482)
      Contract maintenance charges                                       (45,746)            (32,186)
      Net change to contracts in payout period                              3,146            (11,845)
                                                              ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (2,916,680)              92,064
                                                              ------------------- -------------------
         Total increase (decrease) in net assets                      (2,039,989)             639,631
Net assets at beginning of period                                      19,759,709          19,120,078
                                                              ------------------- -------------------
Net assets at end of period                                   $        17,719,720 $        19,759,709
                                                              =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                   Federated High Income Bond Fund II -
                                                                              Primary Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           354,799 $           403,294
      Realized gains (losses)                                                   4,523              15,273
      Unrealized appreciation (depreciation) during the year                (242,538)              76,503
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         116,784             495,070
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   98,641              91,516
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (114,648)             488,045
      Transfers for contract benefits and terminations                    (1,226,056)         (1,232,563)
      Contract maintenance charges                                           (10,973)             (7,273)
      Net change to contracts in payout period                                (3,068)             (1,533)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (1,256,104)           (661,808)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (1,139,320)           (166,738)
Net assets at beginning of period                                           5,540,736           5,707,474
                                                                  ------------------- -------------------
Net assets at end of period                                       $         4,401,416 $         5,540,736
                                                                  =================== ===================

                                                                  Fidelity VIP Contrafund(R) Portfolio - Service
                                                                                   Class
                                                                  ----------------------------------------------
                                                                         2007                    2006
                                                                    -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (137,235)     $          (44,407)
      Realized gains (losses)                                               7,749,113               2,586,740
      Unrealized appreciation (depreciation) during the year              (3,174,397)                 181,231
                                                                  -------------------     -------------------
Net increase (decrease) in net assets from operations                       4,437,481               2,723,564
                                                                  -------------------     -------------------
Contract transactions:
      Payments received from contract owners                                  568,547                 697,648
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           993,865               5,861,823
      Transfers for contract benefits and terminations                    (5,160,549)             (5,030,374)
      Contract maintenance charges                                           (27,139)                (26,980)
      Net change to contracts in payout period                                (1,577)                 (1,484)
                                                                  -------------------     -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,626,853)               1,500,633
                                                                  -------------------     -------------------
         Total increase (decrease) in net assets                              810,628               4,224,197
Net assets at beginning of period                                          29,531,457              25,307,260
                                                                  -------------------     -------------------
Net assets at end of period                                       $        30,342,085     $        29,531,457
                                                                  ===================     ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Fidelity VIP Growth Opportunities Portfolio -
                                                                               Service Class
                                                                  ---------------------------------------------
                                                                         2007                   2006
                                                                   -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (59,678)    $          (19,037)
      Realized gains (losses)                                                  69,120                 22,000
      Unrealized appreciation (depreciation) during the year                  807,745                141,345
                                                                  -------------------    -------------------
Net increase (decrease) in net assets from operations                         817,187                144,308
                                                                  -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                1,726,595                674,786
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         1,175,134                647,540
      Transfers for contract benefits and terminations                      (953,541)              (401,156)
      Contract maintenance charges                                            (9,895)                (5,087)
      Net change to contracts in payout period                                     43                     49
                                                                  -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             1,938,336                916,132
                                                                  -------------------    -------------------
         Total increase (decrease) in net assets                            2,755,523              1,060,440
Net assets at beginning of period                                           2,941,211              1,880,771
                                                                  -------------------    -------------------
Net assets at end of period                                       $         5,696,734    $         2,941,211
                                                                  ===================    ===================

                                                                      Fidelity VIP Growth Portfolio -
                                                                               Service Class
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (28,118) $          (48,344)
      Realized gains (losses)                                                 271,013             287,087
      Unrealized appreciation (depreciation) during the year                  728,122               7,793
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         971,017             246,536
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  113,218             108,897
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           358,258           (567,240)
      Transfers for contract benefits and terminations                      (750,174)         (1,158,488)
      Contract maintenance charges                                            (7,374)             (9,986)
      Net change to contracts in payout period                                  8,658             (1,272)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (277,414)         (1,628,089)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              693,603         (1,381,553)
Net assets at beginning of period                                           4,340,178           5,721,731
                                                                  ------------------- -------------------
Net assets at end of period                                       $         5,033,781 $         4,340,178
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Fidelity VIP Investment Grade Bond Portfolio
                                                                              - Service Class
                                                                  --------------------------------------------
                                                                         2007                   2006
                                                                   -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (18,801)    $                 -
      Realized gains (losses)                                                  15,567                      -
      Unrealized appreciation (depreciation) during the year                   53,631                      -
                                                                  -------------------    -------------------
Net increase (decrease) in net assets from operations                          50,397                      -
                                                                  -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                1,488,493                      -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         1,227,865                      -
      Transfers for contract benefits and terminations                      (516,563)                      -
      Contract maintenance charges                                            (1,911)                      -
      Net change to contracts in payout period                                      -                      -
                                                                  -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             2,197,884                      -
                                                                  -------------------    -------------------
         Total increase (decrease) in net assets                            2,248,281                      -
Net assets at beginning of period                                                   -                      -
                                                                  -------------------    -------------------
Net assets at end of period                                       $         2,248,281    $                 -
                                                                  ===================    ===================

                                                                     Franklin Income Securities Fund -
                                                                                  Class 2
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            59,909 $           (2,407)
      Realized gains (losses)                                                  22,887               2,935
      Unrealized appreciation (depreciation) during the year                (101,998)              44,481
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (19,202)              45,009
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,748,163           1,154,515
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         2,203,038             380,830
      Transfers for contract benefits and terminations                      (364,045)           (219,329)
      Contract maintenance charges                                            (3,310)               (166)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             4,583,846           1,315,850
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            4,564,644           1,360,859
Net assets at beginning of period                                           1,360,859                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         5,925,503 $         1,360,859
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Lazard Retirement Small Cap Portfolio -
                                                                              Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (6,464) $          (58,368)
      Realized gains (losses)                                                 194,002           1,198,795
      Unrealized appreciation (depreciation) during the year                (222,620)           (167,692)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (35,082)             972,735
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    4,947              17,682
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          (54,593)              21,958
      Transfers for contract benefits and terminations                       (59,023)           (221,513)
      Contract maintenance charges                                            (1,168)             (1,798)
      Net change to contracts in payout period                                   (82)                (93)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (109,919)           (183,764)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (5,552,133)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (145,001)         (4,763,162)
Net assets at beginning of period                                             557,877           5,321,039
                                                                  ------------------- -------------------
Net assets at end of period                                       $           412,876 $           557,877
                                                                  =================== ===================

                                                                  Lord Abbett Bond-Debenture Portfolio -
                                                                                 Class VC
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           134,690 $           118,130
      Realized gains (losses)                                                  24,625             301,862
      Unrealized appreciation (depreciation) during the year                 (13,672)             125,097
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         145,643             545,089
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   82,298             101,998
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           254,196             420,440
      Transfers for contract benefits and terminations                      (921,752)           (738,055)
      Contract maintenance charges                                            (5,574)             (3,728)
      Net change to contracts in payout period                                  (452)                  14
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (591,284)           (219,331)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (2,938,852)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (445,641)         (2,613,094)
Net assets at beginning of period                                           3,327,965           5,941,059
                                                                  ------------------- -------------------
Net assets at end of period                                       $         2,882,324 $         3,327,965
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Lord Abbett Growth and Income Portfolio -
                                                                                 Class VC
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (16,684)  $           (5,281)
      Realized gains (losses)                                                 934,152              432,896
      Unrealized appreciation (depreciation) during the year                (686,602)            1,152,821
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         230,866            1,580,436
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                1,598,958            1,062,649
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           261,845            1,490,094
      Transfers for contract benefits and terminations                    (2,341,340)          (2,264,268)
      Contract maintenance charges                                           (21,215)             (18,075)
      Net change to contracts in payout period                                  (590)                (560)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (502,342)              269,840
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -                    -
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                            (271,476)            1,850,276
Net assets at beginning of period                                          11,691,454            9,841,178
                                                                  -------------------  -------------------
Net assets at end of period                                       $        11,419,978  $        11,691,454
                                                                  ===================  ===================

                                                                   Lord Abbett Mid-Cap Value Portfolio -
                                                                                 Class VC
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (30,858) $          (49,670)
      Realized gains (losses)                                                 455,187             639,735
      Unrealized appreciation (depreciation) during the year                (433,515)            (25,256)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (9,186)             564,809
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   70,160              71,313
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (143,867)           (558,562)
      Transfers for contract benefits and terminations                      (451,437)           (988,511)
      Contract maintenance charges                                            (3,680)             (5,113)
      Net change to contracts in payout period                                   (45)                (29)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (528,869)         (1,480,902)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (1,789,816)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (538,055)         (2,705,909)
Net assets at beginning of period                                           3,559,242           6,265,151
                                                                  ------------------- -------------------
Net assets at end of period                                       $         3,021,187 $         3,559,242
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                              Mutual Shares Securities Fund - Class 2
                                                              ---------------------------------------
                                                                     2007                2006
                                                              ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            16,068 $             2,057
      Realized gains (losses)                                             624,505             459,097
      Unrealized appreciation (depreciation) during the
       year                                                             (371,002)           1,485,269
                                                              ------------------- -------------------
Net increase (decrease) in net assets from operations                     269,571           1,946,423
                                                              ------------------- -------------------
Contract transactions:
      Payments received from contract owners                            2,918,611           1,422,497
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                2,122,239           2,866,862
      Transfers for contract benefits and terminations                (2,962,925)         (2,208,309)
      Contract maintenance charges                                       (15,574)            (11,753)
      Net change to contracts in payout period                              (843)               8,340
                                                              ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                         2,061,508           2,077,637
                                                              ------------------- -------------------
         Total increase (decrease) in net assets                        2,331,079           4,024,060
Net assets at beginning of period                                      14,879,479          10,855,419
                                                              ------------------- -------------------
Net assets at end of period                                   $        17,210,558 $        14,879,479
                                                              =================== ===================

                                                              Neuberger Berman AMT Fasciano Portfolio -
                                                                              S Class
                                                              -----------------------------------------
                                                                     2007                 2006
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $             (196)  $              (88)
      Realized gains (losses)                                               1,819                  717
      Unrealized appreciation (depreciation) during the
       year                                                                 (397)                  510
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                       1,226                1,139
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                3,803                2,808
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                    2,434               24,802
      Transfers for contract benefits and terminations                   (26,027)                (261)
      Contract maintenance charges                                          (747)                    -
      Net change to contracts in payout period                                  -                    -
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (20,537)               27,349
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                         (19,311)               28,488
Net assets at beginning of period                                          28,488                    -
                                                              -------------------  -------------------
Net assets at end of period                                   $             9,177  $            28,488
                                                              ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Neuberger Berman AMT Guardian
                                                                            Portfolio - S Class
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (5,850) $               (6)
      Realized gains (losses)                                                   (839)                  10
      Unrealized appreciation (depreciation) during the year                   14,022                 675
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           7,333                 679
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  847,914                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           665,398              12,003
      Transfers for contract benefits and terminations                      (178,335)               (122)
      Contract maintenance charges                                              (186)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             1,334,791              11,881
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,342,124              12,560
Net assets at beginning of period                                              12,560                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,354,684 $            12,560
                                                                  =================== ===================

                                                                     Oppenheimer Capital Appreciation
                                                                         Fund/VA - Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             (503) $              (31)
      Realized gains (losses)                                                     134               (228)
      Unrealized appreciation (depreciation) during the year                    2,972                  10
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           2,603               (249)
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    6,556               1,650
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            37,458              18,747
      Transfers for contract benefits and terminations                            (3)            (12,948)
      Contract maintenance charges                                               (20)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                                43,991               7,449
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                               46,594               7,200
Net assets at beginning of period                                               7,200                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $            53,794 $             7,200
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Oppenheimer Global Securities
                                                                         Fund/VA - Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (1,847) $             (167)
      Realized gains (losses)                                                   5,697                  10
      Unrealized appreciation (depreciation) during the year                  (2,802)               3,215
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           1,048               3,058
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   31,710              18,439
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           264,722              92,047
      Transfers for contract benefits and terminations                       (45,025)               (231)
      Contract maintenance charges                                              (240)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               251,167             110,255
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              252,215             113,313
Net assets at beginning of period                                             113,313                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           365,528 $           113,313
                                                                  =================== ===================

                                                                     Oppenheimer Main Street Small Cap
                                                                         Fund/VA - Service Shares
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           (7,190) $              (37)
      Realized gains (losses)                                                   (966)                   1
      Unrealized appreciation (depreciation) during the year                 (61,605)                 631
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (69,761)                 595
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  679,610               3,294
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           445,935              20,936
      Transfers for contract benefits and terminations                      (156,118)                   -
      Contract maintenance charges                                              (323)                 (3)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               969,104              24,227
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              899,343              24,822
Net assets at beginning of period                                              24,822                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           924,165 $            24,822
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Phoenix Capital Growth Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $       (1,410,275) $       (1,689,116)
      Realized gains (losses)                                               2,854,659         (1,053,687)
      Unrealized appreciation (depreciation) during the year               11,590,175           4,581,257
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                      13,034,559           1,838,454
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,170,284           2,651,616
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (6,937,633)         (8,639,708)
      Transfers for contract benefits and terminations                   (22,957,992)        (33,946,403)
      Contract maintenance charges                                          (211,915)           (254,500)
      Net change to contracts in payout period                               (12,466)                  59
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (27,949,722)        (40,188,936)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (14,915,163)        (38,350,482)
Net assets at beginning of period                                         147,167,479         185,517,961
                                                                  ------------------- -------------------
Net assets at end of period                                       $       132,252,316 $       147,167,479
                                                                  =================== ===================

                                                                     Phoenix Growth and Income Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (66,638) $          (32,524)
      Realized gains (losses)                                               1,132,788             450,052
      Unrealized appreciation (depreciation) during the year                (215,333)           1,960,174
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         850,817           2,377,702
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  303,911             669,010
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (149,665)             633,245
      Transfers for contract benefits and terminations                    (3,843,218)         (3,374,215)
      Contract maintenance charges                                           (41,686)            (23,381)
      Net change to contracts in payout period                                  (656)               (311)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,731,314)         (2,095,652)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (2,880,497)             282,050
Net assets at beginning of period                                          17,349,543          17,067,493
                                                                  ------------------- -------------------
Net assets at end of period                                       $        14,469,046 $        17,349,543
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                       Phoenix Mid-Cap Growth Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (197,075) $         (105,658)
      Realized gains (losses)                                                 340,610               8,713
      Unrealized appreciation (depreciation) during the year                2,718,372             216,321
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       2,861,907             119,376
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  289,260             286,042
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (856,001)           9,691,665
      Transfers for contract benefits and terminations                    (2,479,572)         (2,350,656)
      Contract maintenance charges                                           (21,764)            (19,348)
      Net change to contracts in payout period                                (1,618)               2,962
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,069,695)           7,610,665
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (207,788)           7,730,041
Net assets at beginning of period                                          15,477,453           7,747,412
                                                                  ------------------- -------------------
Net assets at end of period                                       $        15,269,665 $        15,477,453
                                                                  =================== ===================

                                                                        Phoenix Money Market Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           807,729 $           813,308
      Realized gains (losses)                                                       -                   -
      Unrealized appreciation (depreciation) during the year                        -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         807,729             813,308
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                1,727,524           2,985,435
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         8,029,849          15,633,572
      Transfers for contract benefits and terminations                   (10,711,665)        (23,081,304)
      Contract maintenance charges                                           (50,881)            (59,281)
      Net change to contracts in payout period                                 11,904               (243)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (993,269)         (4,521,821)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (185,540)         (3,708,513)
Net assets at beginning of period                                          23,736,644          27,445,157
                                                                  ------------------- -------------------
Net assets at end of period                                       $        23,551,104 $        23,736,644
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                  Phoenix Multi-Sector Fixed Income Series
                                                                  ---------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         1,457,860  $         1,610,477
      Realized gains (losses)                                                (90,199)            (318,200)
      Unrealized appreciation (depreciation) during the year                (469,346)              920,896
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         898,315            2,213,173
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                1,918,410              802,019
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           558,575               27,547
      Transfers for contract benefits and terminations                    (6,995,844)         (10,770,311)
      Contract maintenance charges                                           (43,551)             (41,573)
      Net change to contracts in payout period                                  3,609               37,708
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (4,558,801)          (9,944,610)
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                          (3,660,486)          (7,731,437)
Net assets at beginning of period                                          38,960,188           46,691,625
                                                                  -------------------  -------------------
Net assets at end of period                                       $        35,299,702  $        38,960,188
                                                                  ===================  ===================

                                                                   Phoenix Multi-Sector Short Term Bond
                                                                                  Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           147,037 $           122,091
      Realized gains (losses)                                                     320               7,076
      Unrealized appreciation (depreciation) during the year                 (60,113)              26,603
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          87,244             155,770
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   62,012              99,875
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           558,872             723,739
      Transfers for contract benefits and terminations                      (861,268)           (678,519)
      Contract maintenance charges                                            (6,454)             (3,014)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (246,838)             142,081
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (159,594)             297,851
Net assets at beginning of period                                           3,709,211           3,411,360
                                                                  ------------------- -------------------
Net assets at end of period                                       $         3,549,617 $         3,709,211
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                    Phoenix Strategic Allocation Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         1,907,612 $         2,278,305
      Realized gains (losses)                                               9,206,176          23,301,791
      Unrealized appreciation (depreciation) during the year              (4,050,158)         (7,281,985)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       7,063,630          18,298,111
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,836,891           1,637,928
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (9,783,788)         (8,471,654)
      Transfers for contract benefits and terminations                   (30,206,881)        (31,112,937)
      Contract maintenance charges                                          (116,956)           (140,425)
      Net change to contracts in payout period                               (26,498)               1,727
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (37,297,232)        (38,085,361)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (30,233,602)        (19,787,250)
Net assets at beginning of period                                         164,151,735         183,938,985
                                                                  ------------------- -------------------
Net assets at end of period                                       $       133,918,133 $       164,151,735
                                                                  =================== ===================

                                                                   Phoenix-Aberdeen International Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $           149,826 $           509,626
      Realized gains (losses)                                               6,611,658           2,143,622
      Unrealized appreciation (depreciation) during the year                1,367,397          10,195,332
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       8,128,881          12,848,580
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,891,483           1,187,255
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (1,102,065)          10,426,172
      Transfers for contract benefits and terminations                   (10,695,192)        (10,626,801)
      Contract maintenance charges                                           (74,438)            (55,700)
      Net change to contracts in payout period                                (3,816)             (1,499)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (8,984,028)             929,427
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (855,147)          13,778,007
Net assets at beginning of period                                          65,470,522          51,692,515
                                                                  ------------------- -------------------
Net assets at end of period                                       $        64,615,375 $        65,470,522
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                   Phoenix-Alger Small-Cap Growth Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (66,996) $          (59,242)
      Realized gains (losses)                                               1,025,050           1,337,379
      Unrealized appreciation (depreciation) during the year                (237,518)           (282,978)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         720,536             995,159
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   78,803              36,426
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (398,328)           4,197,475
      Transfers for contract benefits and terminations                    (1,004,787)           (408,996)
      Contract maintenance charges                                           (10,099)             (3,953)
      Net change to contracts in payout period                                (2,816)             (1,936)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (1,337,227)           3,819,016
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -         (3,301,284)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (616,691)           1,512,891
Net assets at beginning of period                                           5,410,976           3,898,085
                                                                  ------------------- -------------------
Net assets at end of period                                       $         4,794,285 $         5,410,976
                                                                  =================== ===================

                                                                     Phoenix-Duff & Phelps Real Estate
                                                                             Securities Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (23,900) $             4,132
      Realized gains (losses)                                               4,842,448           3,506,145
      Unrealized appreciation (depreciation) during the year              (8,593,787)           4,391,856
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                     (3,775,239)           7,902,133
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  882,253             712,789
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (4,274,389)           1,455,730
      Transfers for contract benefits and terminations                    (4,169,911)         (5,218,634)
      Contract maintenance charges                                           (32,971)            (35,914)
      Net change to contracts in payout period                                (4,967)               6,882
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (7,599,985)         (3,079,147)
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                               -                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (11,375,224)           4,822,986
Net assets at beginning of period                                          28,513,315          23,690,329
                                                                  ------------------- -------------------
Net assets at end of period                                       $        17,138,091 $        28,513,315
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                         Series: Aggressive Growth
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $               414 $             2,785
      Realized gains (losses)                                                   3,780                 (3)
      Unrealized appreciation (depreciation) during the year                  (3,444)               1,156
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                             750               3,938
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  135,869             115,014
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           240,859                   -
      Transfers for contract benefits and terminations                       (87,904)                   -
      Contract maintenance charges                                                (8)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               288,816             115,014
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          19,022             225,226
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              308,588             344,178
Net assets at beginning of period                                             344,178                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           652,766 $           344,178
                                                                  =================== ===================

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                              Series: Growth
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             2,296 $             2,753
      Realized gains (losses)                                                   2,013                   4
      Unrealized appreciation (depreciation) during the year                     (25)               (901)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           4,284               1,856
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  151,527                  59
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           129,095              20,269
      Transfers for contract benefits and terminations                        (4,530)                   -
      Contract maintenance charges                                              (136)                (35)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               275,956              20,293
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          18,328             219,950
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              298,568             242,099
Net assets at beginning of period                                             242,099                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           540,667 $           242,099
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                             Series: Moderate
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             6,390 $             5,267
      Realized gains (losses)                                                  10,429               3,136
      Unrealized appreciation (depreciation) during the year                   13,533                 583
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          30,352               8,986
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   72,859             199,473
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                      409,902               8,595
      Transfers for contract benefits and terminations                       (79,831)             (2,175)
      Contract maintenance charges                                              (191)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               402,739             205,893
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          16,865             211,384
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              449,956             426,263
Net assets at beginning of period                                             426,263                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           876,219 $           426,263
                                                                  =================== ===================

                                                                   Phoenix-S&P Dynamic Asset Allocation
                                                                          Series: Moderate Growth
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             4,140 $             9,321
      Realized gains (losses)                                                  58,992               2,668
      Unrealized appreciation (depreciation) during the year                   27,089              62,527
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                          90,221              74,516
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   60,531             732,427
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                     (28,400)             263,275
      Transfers for contract benefits and terminations                       (49,870)             (5,682)
      Contract maintenance charges                                            (3,907)                (70)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                              (21,646)             989,950
Increase (decrease) in amounts retained in PLIC Variable
   Accumulation Separate Account, net                                          18,492             217,559
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                               87,067           1,282,025
Net assets at beginning of period                                           1,282,025                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,369,092 $         1,282,025
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Phoenix-Sanford Bernstein Mid-Cap Value
                                                                                  Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (231,295) $         (173,931)
      Realized gains (losses)                                               2,722,702           3,268,283
      Unrealized appreciation (depreciation) during the year              (2,182,656)           (537,568)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         308,751           2,556,784
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  949,852             703,730
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (365,322)           (534,581)
      Transfers for contract benefits and terminations                    (4,053,622)         (3,604,514)
      Contract maintenance charges                                           (19,533)            (26,293)
      Net change to contracts in payout period                                (8,388)                 523
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (3,497,013)         (3,461,135)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (3,188,262)           (904,351)
Net assets at beginning of period                                          20,386,106          21,290,457
                                                                  ------------------- -------------------
Net assets at end of period                                       $        17,197,844 $        20,386,106
                                                                  =================== ===================

                                                                  Phoenix-Sanford Bernstein Small-Cap Value
                                                                                  Series
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (137,948)  $         (119,919)
      Realized gains (losses)                                               1,502,129            2,064,266
      Unrealized appreciation (depreciation) during the year              (1,619,664)            (383,194)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                       (255,483)            1,561,153
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                  228,254              420,741
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (282,887)              204,852
      Transfers for contract benefits and terminations                    (1,992,043)          (2,444,415)
      Contract maintenance charges                                           (11,328)             (14,353)
      Net change to contracts in payout period                                (2,828)                2,361
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (2,060,832)          (1,830,814)
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                          (2,316,315)            (269,661)
Net assets at beginning of period                                          11,213,225           11,482,886
                                                                  -------------------  -------------------
Net assets at end of period                                       $         8,896,910  $        11,213,225
                                                                  ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                    Phoenix-Van Kampen Comstock Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            38,820 $            55,414
      Realized gains (losses)                                                 700,011           2,742,006
      Unrealized appreciation (depreciation) during the year              (1,081,151)           (316,736)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       (342,320)           2,480,684
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  244,625             241,229
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (253,343)           (594,801)
      Transfers for contract benefits and terminations                    (2,514,768)         (2,420,663)
      Contract maintenance charges                                           (10,872)            (16,125)
      Net change to contracts in payout period                                 10,033               5,069
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (2,524,325)         (2,785,291)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (2,866,645)           (304,607)
Net assets at beginning of period                                          13,965,197          14,269,804
                                                                  ------------------- -------------------
Net assets at end of period                                       $        11,098,552 $        13,965,197
                                                                  =================== ===================

                                                                    Phoenix-Van Kampen Equity 500 Index
                                                                                  Series
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (79,866) $          (70,772)
      Realized gains (losses)                                                 860,515             550,730
      Unrealized appreciation (depreciation) during the year                (172,952)           1,440,018
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         607,697           1,919,976
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                1,416,971             437,844
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (1,510,761)           5,694,930
      Transfers for contract benefits and terminations                    (5,296,528)         (3,736,335)
      Contract maintenance charges                                           (20,703)            (10,165)
      Net change to contracts in payout period                                 35,139            (42,880)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           (5,375,882)           2,343,394
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (4,768,185)           4,263,370
Net assets at beginning of period                                          20,932,512          16,669,142
                                                                  ------------------- -------------------
Net assets at end of period                                       $        16,164,327 $        20,932,512
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  PIMCO VIT CommodityRealReturn Strategy
                                                                         Portfolio - Advisor Class
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            23,053 $             1,695
      Realized gains (losses)                                                   4,285               (115)
      Unrealized appreciation (depreciation) during the year                  105,173             (4,492)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         132,511             (2,912)
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  545,726               3,498
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           470,762              72,843
      Transfers for contract benefits and terminations                      (135,577)                (45)
      Contract maintenance charges                                              (155)                 (1)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               880,756              76,295
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,013,267              73,383
Net assets at beginning of period                                              73,383                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $         1,086,650 $            73,383
                                                                  =================== ===================

                                                                  PIMCO VIT Real Return Portfolio - Advisor
                                                                                   Class
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             9,104  $               597
      Realized gains (losses)                                                     972                3,427
      Unrealized appreciation (depreciation) during the year                   13,847              (6,200)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                          23,923              (2,176)
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                  140,668                    1
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           265,898              131,673
      Transfers for contract benefits and terminations                       (45,999)                (247)
      Contract maintenance charges                                              (666)                    -
      Net change to contracts in payout period                                      -                    -
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               359,901              131,427
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                              383,824              129,251
Net assets at beginning of period                                             129,251                    -
                                                                  -------------------  -------------------
Net assets at end of period                                       $           513,075  $           129,251
                                                                  ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  PIMCO VIT Total Return Portfolio - Advisor
                                                                                   Class
                                                                  ------------------------------------------
                                                                         2007                  2006
                                                                   -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            15,708   $               794
      Realized gains (losses)                                                   1,586                   873
      Unrealized appreciation (depreciation) during the year                   23,840               (1,809)
                                                                  -------------------   -------------------
Net increase (decrease) in net assets from operations                          41,134                 (142)
                                                                  -------------------   -------------------
Contract transactions:
      Payments received from contract owners                                    1,843                 8,235
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           561,820               198,479
      Transfers for contract benefits and terminations                       (93,750)              (13,209)
      Contract maintenance charges                                              (686)                   (5)
      Net change to contracts in payout period                                      -                     -
                                                                  -------------------   -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               469,227               193,500
                                                                  -------------------   -------------------
         Total increase (decrease) in net assets                              510,361               193,358
Net assets at beginning of period                                             193,358                     -
                                                                  -------------------   -------------------
Net assets at end of period                                       $           703,719   $           193,358
                                                                  ===================   ===================

                                                                  Rydex Variable Trust Inverse Government
                                                                          Long Bond Strategy Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            15,992 $            12,476
      Realized gains (losses)                                                (30,646)            (87,598)
      Unrealized appreciation (depreciation) during the year                 (17,446)             187,397
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                        (32,100)             112,275
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    1,501              36,799
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (103,143)           (451,157)
      Transfers for contract benefits and terminations                      (184,492)           (517,909)
      Contract maintenance charges                                            (2,633)             (8,080)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (288,767)           (940,347)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            (320,867)           (828,072)
Net assets at beginning of period                                             884,385           1,712,457
                                                                  ------------------- -------------------
Net assets at end of period                                       $           563,518 $           884,385
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                      Rydex Variable Trust Nova Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             (196) $             (321)
      Realized gains (losses)                                                   4,026               5,475
      Unrealized appreciation (depreciation) during the year                  (4,081)               5,205
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           (251)              10,359
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                        -                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                             (132)               (512)
      Transfers for contract benefits and terminations                       (14,251)            (28,743)
      Contract maintenance charges                                              (243)               (252)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                              (14,626)            (29,507)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                             (14,877)            (19,148)
Net assets at beginning of period                                              56,986              76,134
                                                                  ------------------- -------------------
Net assets at end of period                                       $            42,109 $            56,986
                                                                  =================== ===================

                                                                  Rydex Variable Trust Sector Rotation Fund
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (10,272)  $          (13,219)
      Realized gains (losses)                                                 100,141               89,533
      Unrealized appreciation (depreciation) during the year                   62,755               12,291
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         152,624               88,605
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   19,638               10,019
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (101,275)            (131,489)
      Transfers for contract benefits and terminations                      (125,561)            (269,363)
      Contract maintenance charges                                            (1,067)              (1,693)
      Net change to contracts in payout period                                      8                 (18)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (208,257)            (392,544)
                                                                  -------------------  -------------------
         Total increase (decrease) in net assets                             (55,633)            (303,939)
Net assets at beginning of period                                             827,560            1,131,499
                                                                  -------------------  -------------------
Net assets at end of period                                       $           771,927  $           827,560
                                                                  ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                                   Sentinel Variable Products Bond Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             9,224 $                 -
      Realized gains (losses)                                                      15                   -
      Unrealized appreciation (depreciation) during the year                  (6,378)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           2,861                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  132,725                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           116,874                   -
      Transfers for contract benefits and terminations                        (5,508)                   -
      Contract maintenance charges                                               (18)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               244,073                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              246,934                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           246,934 $                 -
                                                                  =================== ===================

                                                                     Sentinel Variable Products Common
                                                                                Stock Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             8,237 $                 -
      Realized gains (losses)                                                  16,105                   -
      Unrealized appreciation (depreciation) during the year                 (24,649)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                           (307)                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  598,836                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           329,753                   -
      Transfers for contract benefits and terminations                       (22,398)                   -
      Contract maintenance charges                                               (63)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               906,128                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              905,821                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           905,821 $                 -
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                    Sentinel Variable Products Mid Cap
                                                                                Growth Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             (642) $                 -
      Realized gains (losses)                                                     (2)                   -
      Unrealized appreciation (depreciation) during the year                  (1,076)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (1,720)                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                   78,323                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           131,801                   -
      Transfers for contract benefits and terminations                              -                   -
      Contract maintenance charges                                                  -                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               210,124                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              208,404                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           208,404 $                 -
                                                                  =================== ===================

                                                                     Sentinel Variable Products Small
                                                                               Company Fund
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $               717 $                 -
      Realized gains (losses)                                                  20,084                   -
      Unrealized appreciation (depreciation) during the year                 (26,278)                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (5,477)                   -
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  164,673                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            55,305                   -
      Transfers for contract benefits and terminations                        (3,054)                   -
      Contract maintenance charges                                                (8)                   -
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               216,916                   -
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              211,439                   -
Net assets at beginning of period                                                   -                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           211,439 $                 -
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 1
                                                              ---------------------------------------
                                                                     2007                   2006
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            12,285    $           (1,670)
      Realized gains (losses)                                             106,385                 79,205
      Unrealized appreciation (depreciation) during the
       year                                                               156,619                145,716
                                                              -------------------    -------------------
Net increase (decrease) in net assets from operations                     275,289                223,251
                                                              -------------------    -------------------
Contract transactions:
      Payments received from contract owners                               92,681                 10,616
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        83,258                 76,108
      Transfers for contract benefits and terminations                  (231,496)              (268,537)
      Contract maintenance charges                                          (486)                  (666)
      Net change to contracts in payout period                              1,007                      -
                                                              -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (55,036)              (182,479)
                                                              -------------------    -------------------
         Total increase (decrease) in net assets                          220,253                 40,772
Net assets at beginning of period                                       1,027,340                986,568
                                                              -------------------    -------------------
Net assets at end of period                                   $         1,247,593    $         1,027,340
                                                              ===================    ===================

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 2
                                                              ---------------------------------------
                                                                     2007                   2006
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            20,681    $             (789)
      Realized gains (losses)                                             192,195                139,548
      Unrealized appreciation (depreciation) during the
       year                                                               404,925                314,704
                                                              -------------------    -------------------
Net increase (decrease) in net assets from operations                     617,801                453,463
                                                              -------------------    -------------------
Contract transactions:
      Payments received from contract owners                               28,994                 13,434
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     1,304,719               (61,259)
      Transfers for contract benefits and terminations                  (396,838)              (325,787)
      Contract maintenance charges                                        (1,192)                  (989)
      Net change to contracts in payout period                                 32                   (46)
                                                              -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                           935,715              (374,647)
                                                              -------------------    -------------------
         Total increase (decrease) in net assets                        1,553,516                 78,816
Net assets at beginning of period                                       2,034,091              1,955,275
                                                              -------------------    -------------------
Net assets at end of period                                   $         3,587,607    $         2,034,091
                                                              ===================    ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Templeton Foreign Securities Fund - Class 1
                                                              -------------------------------------------
                                                                     2007                  2006
                                                               -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $           203,561   $             5,326
      Realized gains (losses)                                           2,564,296             1,303,632
      Unrealized appreciation (depreciation) during the
       year                                                               610,992             3,285,952
                                                              -------------------   -------------------
Net increase (decrease) in net assets from operations                   3,378,849             4,594,910
                                                              -------------------   -------------------
Contract transactions:
      Payments received from contract owners                               38,401                63,678
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (197,035)             (250,662)
      Transfers for contract benefits and terminations                (4,147,741)           (3,003,156)
      Contract maintenance charges                                       (12,470)              (15,232)
      Net change to contracts in payout period                              (794)                 4,424
                                                              -------------------   -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (4,319,639)           (3,200,948)
                                                              -------------------   -------------------
         Total increase (decrease) in net assets                        (940,790)             1,393,962
Net assets at beginning of period                                      26,193,712            24,799,750
                                                              -------------------   -------------------
Net assets at end of period                                   $        25,252,922   $        26,193,712
                                                              ===================   ===================

                                                              Templeton Foreign Securities Fund - Class 2
                                                              -------------------------------------------
                                                                     2007                  2006
                                                               -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $            55,056   $           (2,371)
      Realized gains (losses)                                             456,265             (124,114)
      Unrealized appreciation (depreciation) during the
       year                                                               474,576             1,515,605
                                                              -------------------   -------------------
Net increase (decrease) in net assets from operations                     985,897             1,389,120
                                                              -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              265,277               212,569
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (61,841)                   791
      Transfers for contract benefits and terminations                (1,299,695)           (1,604,949)
      Contract maintenance charges                                       (12,265)              (13,338)
      Net change to contracts in payout period                              (717)                 (549)
                                                              -------------------   -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (1,109,241)           (1,405,476)
                                                              -------------------   -------------------
         Total increase (decrease) in net assets                        (123,344)              (16,356)
Net assets at beginning of period                                       7,788,445             7,804,801
                                                              -------------------   -------------------
Net assets at end of period                                   $         7,665,101   $         7,788,445
                                                              ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Templeton Global Asset Allocation Fund -
                                                                              Class 1
                                                              ---------------------------------------
                                                                     2007                 2006
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $         6,772,799  $         2,395,063
      Realized gains (losses)                                           9,894,071            4,204,804
      Unrealized appreciation (depreciation) during the
       year                                                          (13,114,617)              678,146
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                   3,552,253            7,278,013
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              298,686              336,546
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                (543,595)              566,753
      Transfers for contract benefits and terminations                (4,381,209)          (6,358,832)
      Contract maintenance charges                                       (23,554)             (28,017)
      Net change to contracts in payout period                             47,304              (4,489)
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                       (4,602,368)          (5,488,039)
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                      (1,050,115)            1,789,974
Net assets at beginning of period                                      41,942,526           40,152,552
                                                              -------------------  -------------------
Net assets at end of period                                   $        40,892,411  $        41,942,526
                                                              ===================  ===================

                                                              Templeton Global Asset Allocation Fund -
                                                                              Class 2
                                                              ---------------------------------------
                                                                     2007                 2006
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $           304,300  $           109,812
      Realized gains (losses)                                             455,651              143,670
      Unrealized appreciation (depreciation) during the
       year                                                             (601,953)              125,585
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                     157,998              379,067
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               14,816               18,296
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                 (57,781)             (53,986)
      Transfers for contract benefits and terminations                  (196,674)            (724,680)
      Contract maintenance charges                                        (1,897)              (8,816)
      Net change to contracts in payout period                              (439)                (783)
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                         (241,975)            (769,969)
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                         (83,977)            (390,902)
Net assets at beginning of period                                       1,963,566            2,354,468
                                                              -------------------  -------------------
Net assets at end of period                                   $         1,879,589  $         1,963,566
                                                              ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Templeton Global Income Securities Fund -
                                                                                  Class 1
                                                                  -----------------------------------------
                                                                         2007                 2006
                                                                  -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            68,881  $            80,142
      Realized gains (losses)                                                  28,946              156,258
      Unrealized appreciation (depreciation) during the year                  359,071              277,546
                                                                  -------------------  -------------------
Net increase (decrease) in net assets from operations                         456,898              513,946
                                                                  -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   24,908               71,918
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           489,775               50,439
      Transfers for contract benefits and terminations                      (430,531)            (944,749)
      Contract maintenance charges                                            (2,564)              (3,539)
      Net change to contracts in payout period                                 11,571                (893)
                                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                                93,159            (826,824)
                                                                  -------------------  -------------------
      Total increase (decrease) in net assets                                 550,057            (312,878)
Net assets at beginning of period                                           4,613,007            4,925,885
                                                                  -------------------  -------------------
Net assets at end of period                                       $         5,163,064  $         4,613,007
                                                                  ===================  ===================

                                                                    Templeton Growth Securities Fund -
                                                                                  Class 1
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $            88,002 $            95,479
      Realized gains (losses)                                               5,418,464           4,743,094
      Unrealized appreciation (depreciation) during the year              (4,213,084)          12,152,249
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       1,293,382          16,990,822
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  524,992             676,634
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (1,177,752)         (1,779,774)
      Transfers for contract benefits and terminations                   (11,454,031)        (10,651,623)
      Contract maintenance charges                                           (50,767)            (57,050)
      Net change to contracts in payout period                                    237             (2,861)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (12,157,321)        (11,814,674)
                                                                  ------------------- -------------------
      Total increase (decrease) in net assets                            (10,863,939)           5,176,148
Net assets at beginning of period                                          94,231,059          89,054,911
                                                                  ------------------- -------------------
Net assets at end of period                                       $        83,367,120 $        94,231,059
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                    Templeton Growth Securities Fund -
                                                                                  Class 2
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $             2,978 $             4,579
      Realized gains (losses)                                                 778,009             610,655
      Unrealized appreciation (depreciation) during the year                (666,931)           1,560,206
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         114,056           2,175,440
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                2,985,424           1,410,882
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                           977,583             877,390
      Transfers for contract benefits and terminations                    (2,287,887)         (2,233,954)
      Contract maintenance charges                                           (11,698)            (19,323)
      Net change to contracts in payout period                                (3,374)             (3,138)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             1,660,048              31,857
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,774,104           2,207,297
Net assets at beginning of period                                          13,247,065          11,039,768
                                                                  ------------------- -------------------
Net assets at end of period                                       $        15,021,169 $        13,247,065
                                                                  =================== ===================

                                                                     Van Kampen UIF Equity and Income
                                                                           Portfolio - Class II
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $               439 $             (178)
      Realized gains (losses)                                                   4,097                   2
      Unrealized appreciation (depreciation) during the year                  (9,857)               2,879
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         (5,321)               2,703
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                    5,738                   1
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            93,369              92,416
      Transfers for contract benefits and terminations                        (3,501)                   -
      Contract maintenance charges                                               (32)                 (5)
      Net change to contracts in payout period                                      -                   -
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                                95,574              92,412
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                               90,253              95,115
Net assets at beginning of period                                              95,115                   -
                                                                  ------------------- -------------------
Net assets at end of period                                       $           185,368 $            95,115
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                        Wanger International Select
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $          (51,675) $          (72,188)
      Realized gains (losses)                                               1,186,113             129,464
      Unrealized appreciation (depreciation) during the year                  557,020           2,072,717
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       1,691,458           2,129,993
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  123,061             204,370
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                      668,496           1,527,518
      Transfers for contract benefits and terminations                      (997,995)         (1,116,823)
      Contract maintenance charges                                            (8,277)             (7,748)
      Net change to contracts in payout period                                  (696)              10,473
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                             (215,411)             617,790
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                            1,476,047           2,747,783
Net assets at beginning of period                                           8,627,725           5,879,942
                                                                  ------------------- -------------------
Net assets at end of period                                       $        10,103,772 $         8,627,725
                                                                  =================== ===================

                                                                      Wanger International Small Cap
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (265,193) $         (440,668)
      Realized gains (losses)                                               9,404,356           7,715,230
      Unrealized appreciation (depreciation) during the year                  450,237          12,409,248
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       9,589,400          19,683,810
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                1,148,640           1,218,963
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                  (1,868,469)         (2,784,054)
      Transfers for contract benefits and terminations                    (9,826,574)        (11,372,832)
      Contract maintenance charges                                           (45,712)            (68,987)
      Net change to contracts in payout period                                  2,284             (1,336)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (10,589,831)        (13,008,246)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                          (1,000,431)           6,675,564
Net assets at beginning of period                                          67,850,542          61,174,978
                                                                  ------------------- -------------------
Net assets at end of period                                       $        66,850,111 $        67,850,542
                                                                  =================== ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                               Wanger Select
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (114,917) $          (65,184)
      Realized gains (losses)                                                 280,666             719,150
      Unrealized appreciation (depreciation) during the year                  425,869             583,694
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                         591,618           1,237,660
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  100,326             140,734
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         1,151,253             636,478
      Transfers for contract benefits and terminations                    (1,099,662)         (1,698,419)
      Contract maintenance charges                                           (10,007)             (9,630)
      Net change to contracts in payout period                                  (485)                 225
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                               141,425           (930,612)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                              733,043             307,048
Net assets at beginning of period                                           7,845,337           7,538,289
                                                                  ------------------- -------------------
Net assets at end of period                                       $         8,578,380 $         7,845,337
                                                                  =================== ===================

                                                                       Wanger U.S. Smaller Companies
                                                                  ---------------------------------------
                                                                         2007                2006
                                                                  ------------------- -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                $         (833,770) $         (791,272)
      Realized gains (losses)                                              12,328,588          16,184,217
      Unrealized appreciation (depreciation) during the year              (8,388,400)        (10,490,044)
                                                                  ------------------- -------------------
Net increase (decrease) in net assets from operations                       3,106,418           4,902,901
                                                                  ------------------- -------------------
Contract transactions:
      Payments received from contract owners                                  710,911           1,204,951
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (4,960,444)         (6,312,157)
      Transfers for contract benefits and terminations                   (11,817,703)        (18,158,940)
      Contract maintenance charges                                           (50,994)            (79,902)
      Net change to contracts in payout period                                  (903)               8,241
                                                                  ------------------- -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                          (16,119,133)        (23,337,807)
                                                                  ------------------- -------------------
         Total increase (decrease) in net assets                         (13,012,715)        (18,434,906)
Net assets at beginning of period                                          70,385,504          88,820,410
                                                                  ------------------- -------------------
Net assets at end of period                                       $        57,372,789 $        70,385,504
                                                                  =================== ===================

                       See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 65 investment options that invest in shares of underlying funds The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares
------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - Class S
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix Money Market Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class
------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class
------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Rydex Variable Trust Nova Fund
------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------
Sentinel Variable Products Balanced Fund
------------------------------------------------------
Sentinel Variable Products Bond Fund
------------------------------------------------------
Sentinel Variable Products Common Stock Fund
------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
------------------------------------------------------
Sentinel Variable Products Small Company Fund
------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1
------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
------------------------------------------------------
Templeton Foreign Securities Fund - Class 1
------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
------------------------------------------------------
Templeton Global Income Securities Fund - Class 1
------------------------------------------------------
Templeton Growth Securities Fund - Class 1
------------------------------------------------------
Templeton Growth Securities Fund - Class 2
------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
------------------------------------------------------
Wanger International Select
------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------
Wanger Select
------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

Note 3--Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Investment Option                                                    Purchases     Sales
-----------------                                                    ---------     -----
   AIM V.I. Capital Appreciation Fund - Class I                     $   351,717 $ 1,156,453
   AIM V.I. Core Equity Fund - Class I                                   61,813     323,936
   AIM V.I. Mid Cap Core Equity Fund - Class I                           49,035     466,724
   Alger American Leveraged AllCap Portfolio - Class O                   98,794     920,390
   DWS Equity 500 Index Fund VIP - Class A                            1,991,712   2,176,506
   Federated Fund for U.S. Government Securities II                   3,336,708   5,643,795
   Federated High Income Bond Fund II - Primary Shares                  864,985   1,766,291
   Fidelity VIP Contrafund(R) Portfolio - Service Class              11,011,883   7,433,317
   Fidelity VIP Growth Opportunities Portfolio - Service Class        3,375,725   1,497,067
   Fidelity VIP Growth Portfolio - Service Class                      1,248,841   1,550,211
   Fidelity VIP Investment Grade Bond Portfolio - Service Class       3,224,221   1,045,138
   Franklin Income Securities Fund - Class 2                          5,368,162     703,931
   Lazard Retirement Small Cap Portfolio - Service Shares               195,414     128,858
   Lord Abbett Bond-Debenture Portfolio - Class VC                      739,510   1,186,597
   Lord Abbett Growth and Income Portfolio - Class VC                 4,017,590   3,742,392
   Lord Abbett Mid-Cap Value Portfolio - Class VC                       882,964   1,034,891
   Mutual Shares Securities Fund - Class 2                            6,917,200   4,277,398
   Neuberger Berman AMT Fasciano Portfolio - S Class                      6,276      26,971
   Neuberger Berman AMT Guardian Portfolio - S Class                  1,530,659     201,719
   Oppenheimer Capital Appreciation Fund/VA - Service Shares             44,913       1,425
   Oppenheimer Global Securities Fund/VA - Service Shares               340,028      84,784
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,221,155     253,290
   Phoenix Capital Growth Series                                      5,770,254  35,130,252
   Phoenix Growth and Income Series                                   1,969,815   5,401,372
   Phoenix Mid-Cap Growth Series                                        848,732   4,115,501
   Phoenix Money Market Series                                       17,510,739  17,696,279
   Phoenix Multi-Sector Fixed Income Series                           6,645,103   9,746,046
   Phoenix Multi-Sector Short Term Bond Series                        1,510,520   1,610,322
   Phoenix Strategic Allocation Series                               14,970,535  42,716,861
   Phoenix-Aberdeen International Series                              9,592,772  15,217,927
   Phoenix-Alger Small-Cap Growth Series                              1,427,085   1,893,456
   Phoenix-Duff & Phelps Real Estate Securities Series                4,426,710  10,300,171
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       441,907     144,554
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                  293,611       8,706
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                588,862     163,263
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         812,909     810,687
   Phoenix-Sanford Bernstein Mid-Cap Value Series                     4,955,214   6,486,929
   Phoenix-Sanford Bernstein Small-Cap Value Series                   2,570,755   3,517,530

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                      Purchases      Sales
-----------------                                                      ---------      -----
   Phoenix-Van Kampen Comstock Series                                 $  1,844,776 $  3,717,196
   Phoenix-Van Kampen Equity 500 Index Series                            2,752,773    8,208,517
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class      1,076,437      172,627
   PIMCO VIT Real Return Portfolio - Advisor Class                         444,564       74,376
   PIMCO VIT Total Return Portfolio - Advisor Class                        671,003      186,071
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund          37,334      310,110
   Rydex Variable Trust Nova Fund                                            2,049       16,871
   Rydex Variable Trust Sector Rotation Fund                                80,026      240,044
   Sentinel Variable Products Bond Fund                                    259,272        5,976
   Sentinel Variable Products Common Stock Fund                            955,172       24,096
   Sentinel Variable Products Mid Cap Growth Fund                          210,125          643
   Sentinel Variable Products Small Company Fund                           241,395        3,599
   Templeton Developing Markets Securities Fund - Class 1                  461,666      415,612
   Templeton Developing Markets Securities Fund - Class 2                1,823,487      675,848
   Templeton Foreign Securities Fund - Class 1                           2,054,140    5,004,751
   Templeton Foreign Securities Fund - Class 2                           1,293,801    1,996,611
   Templeton Global Asset Allocation Fund - Class 1                     17,572,572    5,877,873
   Templeton Global Asset Allocation Fund - Class 2                        774,363      281,335
   Templeton Global Income Securities Fund - Class 1                       666,121      504,081
   Templeton Growth Securities Fund - Class 1                            6,017,176   14,295,988
   Templeton Growth Securities Fund - Class 2                            5,725,758    3,455,419
   Van Kampen UIF Equity and Income Portfolio - Class II                   215,028      116,314
   Wanger International Select                                           3,548,457    2,731,635
   Wanger International Small Cap                                        9,687,697   15,044,640
   Wanger Select                                                         2,364,867    2,191,661
   Wanger U.S. Smaller Companies                                         4,798,815   18,163,483
                                                                      ------------ ------------
                                                                      $186,793,702 $274,297,317
                                                                      ============ ============

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                 -------------------------------------
                                                                 For period ended December 31, 2007
                                                                    Units       Units    Net Increase
Investment Option                                                  Issued     Redeemed    (Decrease)
                                                                 -------------------------------------
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                         305,719 (1,009,174)    (703,455)
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                   42,472   (271,336)    (228,864)
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                           16,682   (352,223)    (335,541)
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                  101,861   (880,060)    (778,199)
------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            1,373,478 (1,518,740)    (145,262)
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   1,984,606 (4,251,603)  (2,266,997)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                  322,915 (1,221,521)    (898,606)
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class               2,374,709 (4,876,103)  (2,501,394)
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        2,940,254 (1,305,200)    1,635,054
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      1,420,771 (1,725,009)    (304,238)
------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class       3,180,233 (1,000,900)    2,179,333
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                          4,668,757   (580,046)    4,088,711
------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares                10,017    (95,513)     (85,496)
------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                      486,893 (1,011,992)    (525,099)
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 2,488,137 (2,889,966)    (401,829)
------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                       359,056   (789,735)    (430,679)
------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            3,767,511 (2,209,313)    1,558,198
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      6,399    (26,450)     (20,051)
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                  1,400,726   (176,541)    1,224,185
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares             40,398       (812)       39,586
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares               295,819    (73,147)      222,672
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,168,170   (238,973)      929,197
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                        719,283 (5,708,102)  (4,988,819)
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     980,739 (3,632,993)  (2,652,254)
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        578,186 (2,779,351)  (2,201,165)
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        9,022,365 (9,689,639)    (667,274)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           2,306,607 (3,239,050)    (932,443)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        1,185,003 (1,414,960)    (229,957)
------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                  717,885 (6,644,822)  (5,926,937)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              2,377,865 (4,981,128)  (2,603,263)
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                212,033   (808,369)    (596,336)
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  691,015 (2,001,338)  (1,310,323)
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       359,406   (121,837)      237,569
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  252,298     (6,500)      245,798
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                525,719   (143,686)      382,033
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         709,166   (706,263)        2,903
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     1,431,258 (2,987,338)  (1,556,080)
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                     592,663 (1,486,232)    (893,569)
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   610,459 (2,067,571)  (1,457,112)
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         2,204,766 (6,443,494)  (4,238,728)
------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class   1,009,209   (155,904)      853,305
------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                      406,246    (68,683)      337,563
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                     627,596   (172,968)      454,628
------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       10,670   (323,355)    (312,685)
------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           797     (9,782)      (8,985)
------------------------------------------------------------------------------------------------------

                                                                 --------------------------------------
                                                                 For period ended December 31, 2006
                                                                    Units        Units     Net Increase
Investment Option                                                   Issued      Redeemed    (Decrease)
                                                                 --------------------------------------
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                        1,469,865    (722,436)      747,429
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                 2,054,487    (857,145)    1,197,342
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                           127,461  (4,621,371)  (4,493,910)
-------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                   904,824  (1,795,668)    (890,844)
-------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                             3,457,002  (4,392,970)    (935,968)
-------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                    4,562,035  (4,343,221)      218,814
-------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                   817,802  (1,337,192)    (519,390)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class                7,207,740  (5,974,392)    1,233,348
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class         1,682,886    (739,246)      943,640
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                         509,628  (2,804,862)  (2,295,234)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class                -            -            -
-------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                           1,452,223    (214,570)    1,237,653
-------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares                117,758  (4,540,649)  (4,422,891)
-------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                       682,057  (3,478,953)  (2,796,896)
-------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                  2,861,196  (2,613,192)      248,004
-------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                        489,618  (3,311,217)  (2,821,599)
-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                             3,268,483  (1,876,181)    1,392,302
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      29,834        (274)       29,560
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                      12,009        (121)       11,888
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares              19,665     (12,554)        7,111
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                107,140        (230)      106,910
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares             24,350          (3)       24,347
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                       3,811,109  (8,829,211)  (5,018,102)
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    2,557,664  (4,148,366)  (1,590,702)
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       8,986,481  (3,174,633)    5,811,848
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        11,801,794 (15,302,370)  (3,500,576)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                            1,125,815  (3,014,886)  (1,889,071)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         1,047,768    (911,655)      136,113
-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                   411,144  (7,153,309)  (6,742,165)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               6,787,921  (5,065,756)    1,722,165
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               2,560,270  (2,164,395)      395,875
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 1,015,827  (1,687,590)    (671,763)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth        107,371            -      107,371
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                    20,448         (35)       20,413
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                 313,423    (105,793)      207,630
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth          998,123      (5,623)      992,500
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      1,933,645  (3,799,013)  (1,865,368)
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      928,495  (1,804,722)    (876,227)
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                    565,438  (2,365,888)  (1,800,450)
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          5,632,079  (4,145,677)    1,486,402
-------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class       78,288      (4,279)       74,009
-------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                       129,022        (238)      128,784
-------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                      203,484     (13,003)      190,481
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       131,521  (1,159,915)  (1,028,394)
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                         11,310     (31,036)     (19,726)
-------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                       -------------------------------------------------------------------------
                                                       For period ended December 31, 2007   For period ended December 31, 2006
                                                          Units       Units    Net Increase    Units       Units    Net Increase
Investment Option                                        Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
                                                       -------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   12,385   (134,953)    (122,568)     213,358   (481,368)    (268,010)
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                       247,657     (5,495)      242,162           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund               908,093    (22,111)      885,982           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund             193,454           -      193,454           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund              213,471     (3,033)      210,438           -           -            -
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     189,979   (221,640)     (31,661)     201,445   (350,229)    (148,784)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     906,287   (384,074)      522,213     520,833   (796,505)    (275,672)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                 85,999 (1,257,432)  (1,171,433)     124,373 (1,151,005)  (1,026,632)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                417,212 (1,048,419)    (631,207)     515,697 (1,454,300)    (938,603)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1           128,143   (984,021)    (855,878)     241,077 (1,445,775)  (1,204,698)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2             7,166   (122,791)    (115,625)      11,114   (425,298)    (414,184)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1          165,469   (135,486)       29,983     119,004   (407,478)    (288,474)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 152,971 (2,240,715)  (2,087,744)     227,136 (2,546,586)  (2,319,450)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2               3,019,320 (1,612,330)    1,406,990   1,778,548 (1,591,495)      187,053
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II      194,717   (111,424)       83,293      92,084         (5)       92,079
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                797,753   (887,497)     (89,744)   1,212,618   (912,105)      300,513
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             805,679 (2,339,968)  (1,534,289)     910,002 (3,506,283)  (2,596,281)
--------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              727,366   (703,646)       23,720     628,113 (1,016,602)    (388,489)
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              336,088 (4,341,774)  (4,005,686)     766,893 (7,107,805)  (6,340,912)
--------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                     At December 31,                      For the periods ended December 31,
               -------------------------------------  ---------------------------------------------------
                           Unit               Net     Investment    Expense                 Total
                Units     Value             Assets      Income     Ratio /2/             Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               -------------------------------------  ---------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I
   2007         2,851  1.09    to    1.31    3,389          -    0.90%   to    1.80%    9.99%  to  11.00%
   2006         3,554  0.98    to    1.18    3,772      0.06%    0.90%   to    1.80%  (2.35%)  to   5.35%
   2005         2,807  0.94    to    1.13    2,824      0.07%    0.90%   to    1.80%  (0.93%)  to   7.86%
   2004         2,353  0.87    to    1.05    2,181          -    0.90%   to    1.80%    4.71%  to   5.67%
   2003         1,812  0.83    to    0.99    1,568          -    0.90%   to    1.80%    1.40%  to  33.13%
AIM V.I. Core Equity Fund - Class I
   2007           968  1.15    to    1.17    1,123      1.03%    0.90%   to    1.80%    6.16%  to   7.14%
   2006/13/     1,197  1.08    to    1.09    1,301      0.75%    0.90%   to    1.80%    7.84%  to   8.50%
   2005             -     -    to       -        -          -        -   to        -        -  to       -
   2004             -     -    to       -        -          -        -   to        -        -  to       -
   2003             -     -    to       -        -          -        -   to        -        -  to       -
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007         1,305  1.26    to    1.30    1,674      0.20%    0.90%   to    1.80%    7.42%  to   8.56%
   2006         1,641  1.17    to    1.20    1,946      0.32%    0.90%   to    1.80%    4.61%  to  10.24%
   2005         6,135  1.07    to    1.08    6,626      0.53%    0.90%   to    1.80%    5.69%  to   6.65%
   2004/8/      5,988  1.02    to    1.02    6,087      2.30%    0.90%   to    1.80%    1.84%  to   1.91%
   2003             -     -    to       -        -          -        -   to        -        -  to       -
Alger American Leveraged AllCap Portfolio - Class O
   2007         3,548  1.02    to    2.00    4,005          -    0.90%   to    1.80%   31.12%  to  32.33%
   2006         4,326  0.77    to    1.52    3,714          -    0.90%   to    1.80%   17.13%  to  18.19%
   2005         5,217  0.65    to    1.30    3,790          -    0.90%   to    1.80%   12.39%  to  13.42%
   2004         6,658  0.58    to    1.15    4,213          -    0.90%   to    1.80%    1.32%  to   7.21%
   2003         8,370  0.54    to    0.94    4,868          -    0.90%   to    1.80%    8.23%  to  33.51%
DWS Equity 500 Index Fund VIP - Class A
   2007         6,289  1.23    to    1.41    8,535      1.45%    0.90%   to    1.80%  (1.23%)  to   4.34%
   2006         6,435  1.19    to    1.35    8,407      1.12%    0.90%   to    1.80%    8.46%  to  14.49%
   2005         7,371  1.04    to    1.18    8,489      1.52%    0.90%   to    1.80%  (0.77%)  to   3.74%
   2004         8,357  1.07    to    1.14    9,335      1.06%    0.90%   to    1.80%    8.60%  to   9.60%
   2003         7,498  0.98    to    1.04    7,699      1.07%    0.90%   to    1.80%    6.19%  to  27.00%
Federated Fund for U.S. Government Securities II
   2007        13,757  1.07    to    1.44   17,720      4.56%    0.90%   to    1.80%  (0.55%)  to   5.33%
   2006        16,024  1.02    to    1.36   19,760      3.99%    0.50%   to    1.80%    0.02%  to   3.20%
   2005        15,806  1.00    to    1.32   19,120      3.99%    0.50%   to    1.80%  (0.01%)  to   1.52%
   2004        17,445  1.08    to    1.31   21,036      4.48%    0.50%   to    1.80%    1.75%  to   3.09%
   2003        19,082  1.04    to    1.28   22,848      3.86%    0.50%   to    1.80%  (0.03%)  to   1.44%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                           For the periods ended December 31,
                   -----------------------------------------  ---------------------------------------------------
                                 Unit               Net       Investment    Expense                 Total
                    Units       Value             Assets        Income     Ratio /2/              Return /3/
                   (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   -----------------------------------------  ---------------------------------------------------

Federated High Income Bond Fund II - Primary Shares
   2007             3,187    1.14    to    1.51    4,401        8.21%    0.90%   to    1.80%  (1.43%) to    2.49%
   2006             4,086    1.31    to    1.47    5,541        8.56%    0.90%   to    1.80%    8.82% to    9.81%
   2005             4,605    1.20    to    1.34    5,707        7.39%    0.90%   to    1.80%    0.82% to    1.74%
   2004             4,119    1.19    to    1.32    5,048        9.62%    0.90%   to    1.80%    8.47% to    9.47%
   2003             7,378    1.09    to    1.21    8,317        6.15%    0.90%   to    1.80%   20.02% to   21.12%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007            19,341    1.43    to    1.91   30,342        0.82%    0.90%   to    1.80%   12.34% to   16.45%
   2006            21,842    1.24    to    1.65   29,531        1.11%    0.90%   to    1.80%    7.61% to   10.59%
   2005            20,609    1.19    to    1.49   25,307        0.17%    0.90%   to    1.80%   14.75% to   15.80%
   2004            16,608    1.03    to    1.29   18,099        0.22%    0.90%   to    1.80%   11.45% to   14.30%
   2003            11,677    0.91    to    1.13   10,797        0.32%    0.90%   to    1.80%   26.04% to   27.20%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007             4,713    1.00    to    1.58    5,697            -    0.90%   to    1.80%    8.12% to   21.93%
   2006             3,078    0.82    to    1.30    2,941        0.50%    0.90%   to    1.80%    3.41% to   13.37%
   2005             2,134    0.79    to    1.15    1,881        0.70%    0.90%   to    1.80%  (1.09%) to    7.89%
   2004             1,501    0.73    to    1.07    1,174        0.54%    0.90%   to    1.80%  (0.92%) to    6.10%
   2003             1,857    0.70    to    1.01    1,499        0.53%    0.90%   to    1.80%   10.07% to   30.86%
Fidelity VIP Growth Portfolio - Service Class
   2007             5,234    0.87    to    1.40    5,034        0.64%    0.90%   to    1.80%   11.01% to   25.72%
   2006             5,538    0.70    to    1.05    4,340        0.31%    0.90%   to    1.80%    4.82% to    5.77%
   2005             7,833    0.66    to    1.00    5,722        0.42%    0.90%   to    1.80%    3.78% to    4.73%
   2004            10,464    0.63    to    0.95    7,157        0.16%    0.90%   to    1.80%    1.40% to    2.33%
   2003            10,105    0.62    to    0.93    6,636        0.18%    0.90%   to    1.80%    1.62% to   31.59%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/24/         2,179    1.02    to    1.04    2,248        0.17%    0.90%   to    1.80%    0.21% to    3.34%
   2006                 -       -    to       -        -            -        -   to        -        - to        -
   2005                 -       -    to       -        -            -        -   to        -        - to        -
   2004                 -       -    to       -        -            -        -   to        -        - to        -
   2003                 -       -    to       -        -            -        -   to        -        - to        -
Franklin Income Securities Fund - Class 2
   2007             5,326    0.96    to    1.14    5,926        3.04%    0.90%   to    1.80%  (2.61%) to    2.82%
   2006/15/         1,238    1.04    to    1.11    1,361        0.20%    0.90%   to    1.80%  (0.12%) to   12.16%
   2005                 -       -    to       -        -            -        -   to        -        - to        -
   2004                 -       -    to       -        -            -        -   to        -        - to        -
   2003                 -       -    to       -        -            -        -   to        -        - to        -
Lazard Retirement Small Cap Portfolio - Service Shares
   2007               360    1.13    to    1.16      413            -    1.00%   to    1.80%  (8.88%) to  (8.13%)
   2006               446    1.24    to    1.26      558            -    1.00%   to    1.80%   12.63% to   14.91%
   2005/10/         4,868    1.09    to    1.09    5,321            -    1.00%   to    1.80%    9.31% to   11.83%
   2004                 -       -    to       -        -            -        -   to        -        - to        -
   2003                 -       -    to       -        -            -        -   to        -        - to        -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                       At December 31,                          For the periods ended December 31,
                 -----------------------------------------  ---------------------------------------------------
                               Unit               Net       Investment    Expense                 Total
                  Units       Value             Assets        Income     Ratio /2/             Return /3/
                 (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                 -----------------------------------------  ---------------------------------------------------

Lord Abbett Bond-Debenture Portfolio - Class VC
   2007           2,495    1.14    to    1.17    2,882        5.80%    0.90%   to    1.80%    0.91%  to   5.23%
   2006           3,020    1.09    to    1.11    3,328        3.40%    0.90%   to    1.80%    7.37%  to   8.35%
   2005/10/       5,817    1.02    to    1.02    5,941        7.84%    0.90%   to    1.80%    2.16%  to   4.69%
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Lord Abbett Growth and Income Portfolio - Class VC
   2007           9,233    0.97    to    1.25   11,420        1.21%    0.90%   to    1.80%  (2.65%)  to   2.50%
   2006           9,635    1.20    to    1.22   11,691        1.26%    0.90%   to    1.80%   14.08%  to  16.22%
   2005/10/       9,387    1.04    to    1.05    9,841        1.67%    0.90%   to    1.80%  (0.69%)  to   8.58%
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007           2,538    1.17    to    1.20    3,021        0.41%    0.90%   to    1.80%  (8.95%)  to   3.66%
   2006           2,969    1.19    to    1.21    3,559        0.33%    0.90%   to    1.80%    9.55%  to  11.22%
   2005/9/        5,790    1.08    to    1.09    6,265        0.69%    0.90%   to    1.80%    8.22%  to  13.50%
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Mutual Shares Securities Fund - Class 2
   2007           9,836    0.94    to    2.01   17,211        1.41%    0.90%   to    1.80%  (2.15%)  to   2.54%
   2006           8,278    1.25    to    1.96   14,879        1.25%    0.90%   to    1.80%    3.31%  to  17.32%
   2005           6,886    1.29    to    1.68   10,855        0.88%    0.90%   to    1.80%    8.57%  to   9.56%
   2004           5,919    1.19    to    1.54    8,492        0.76%    0.90%   to    1.80%    8.77%  to  11.62%
   2003           5,592    1.07    to    1.38    7,282        1.04%    0.90%   to    1.80%   22.90%  to  24.02%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007              10    0.95    to    1.01        9            -    1.25%   to    1.65%  (6.29%)  to   5.08%
   2006/20/          30    0.96    to    0.96       28            -    1.25%   to    1.65%    3.85%  to   6.74%
   2005               -       -    to       -        -            -        -   to        -        -  to       -
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Neuberger Berman AMT Guardian Portfolio - S Class
   2007           1,236    0.98    to    1.12    1,355        0.43%    0.90%   to    1.80%  (1.53%)  to   7.71%
   2006/18/          12    1.06    to    1.06       13        0.45%    1.10%   to    1.25%    1.81%  to  15.16%
   2005               -       -    to       -        -            -        -   to        -        -  to       -
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007              47    1.13    to    1.16       54        0.01%    1.25%   to    1.80%    3.57%  to  11.80%
   2006/23/           7    1.01    to    1.01        7            -    1.25%   to    1.80%  (1.84%)  to   0.24%
   2005               -       -    to       -        -            -        -   to        -        -  to       -
   2004               -       -    to       -        -            -        -   to        -        -  to       -
   2003               -       -    to       -        -            -        -   to        -        -  to       -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                        For the periods ended December 31,
                   ---------------------------------------  ----------------------------------------------------
                                Unit               Net      Investment    Expense                  Total
                    Units       Value            Assets       Income     Ratio /2/              Return /3/
                   (000's)  (Lowest to Highest)  (000's)    Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   ---------------------------------------  ----------------------------------------------------

Oppenheimer Global Securities Fund/VA - Service Shares
   2007               330   1.10   to     1.12       366      0.52%    0.90%   to    1.80%   (3.20%) to    4.91%
   2006/15/           107   1.06   to     1.06       113          -    1.10%   to    1.80%   (0.25%) to   17.36%
   2005                 -      -   to        -         -          -        -   to        -         - to        -
   2004                 -      -   to        -         -          -        -   to        -         - to        -
   2003                 -      -   to        -         -          -        -   to        -         - to        -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007               954   0.89   to     1.01       924      0.05%    0.90%   to    1.80%  (10.80%) to  (2.48%)
   2006/19/            24   0.99   to     1.04        25          -    1.10%   to    1.80%     0.39% to   11.15%
   2005                 -      -   to        -         -          -        -   to        -         - to        -
   2004                 -      -   to        -         -          -        -   to        -         - to        -
   2003                 -      -   to        -         -          -        -   to        -         - to        -
Phoenix Capital Growth Series
   2007            20,566   0.71   to    10.73   132,252      0.25%    0.90%   to    1.80%   (2.95%) to    9.75%
   2006            25,555   0.64   to     9.79   147,167      0.18%    0.90%   to    1.80%   (0.44%) to    2.29%
   2005            30,573   0.63   to     9.58   185,518      0.06%    0.90%   to    1.80%   (4.41%) to    2.78%
   2004            45,488   0.61   to     9.33   241,380      0.80%    0.90%   to    1.80%     3.08% to    4.03%
   2003            55,308   0.59   to     8.98   282,819      0.10%    0.90%   to    1.80%     9.56% to   25.35%
Phoenix Growth and Income Series
   2007            10,057   1.19   to     1.57    14,469      0.90%    0.90%   to    1.80%     4.73% to    5.69%
   2006            12,710   1.12   to     1.48    17,350      1.10%    0.90%   to    1.80%    15.08% to   16.13%
   2005            14,300   0.97   to     1.28    17,067      0.93%    0.90%   to    1.80%   (0.77%) to    3.86%
   2004            23,241   0.93   to     1.23    27,258      1.32%    0.90%   to    1.80%     8.49% to    9.48%
   2003            18,931   0.85   to     1.13    20,410      1.14%    0.90%   to    1.80%     1.75% to   26.32%
Phoenix Mid-Cap Growth Series
   2007             9,969   0.89   to     1.64    15,270          -    0.90%   to    1.80%    19.60% to   20.70%
   2006            12,170   0.74   to     1.36    15,477          -    0.90%   to    1.80%     2.26% to    3.20%
   2005             6,358   0.72   to     1.32     7,747          -    0.90%   to    1.80%     2.31% to    3.24%
   2004             8,811   0.70   to     1.29    10,607          -    0.90%   to    1.80%     4.80% to    5.76%
   2003            10,964   0.66   to     1.22    12,681          -    0.90%   to    1.80%    26.52% to   27.68%
Phoenix Money Market Series
   2007            11,859   1.02   to     2.81    23,551      4.77%    0.90%   to    1.80%     1.00% to    3.93%
   2006            12,527   1.01   to     2.71    23,737      4.30%    0.90%   to    2.25%     0.02% to    3.48%
   2005            16,027   0.97   to     2.62    27,445      2.52%    0.90%   to    2.25%     0.01% to    1.66%
   2004            12,427   0.97   to     2.58    26,221      0.77%    0.90%   to    1.80%   (1.02%) to  (0.11%)
   2003            17,498   0.98   to     2.58    37,311      0.71%    0.90%   to    1.80%   (1.13%) to  (0.22%)
Phoenix Multi-Sector Fixed Income Series
   2007             9,991   1.00   to     6.49    35,300      5.14%    0.90%   to    1.80%   (0.79%) to    2.99%
   2006            10,923   1.06   to     6.32    38,960      5.01%    0.90%   to    1.80%     2.53% to    5.89%
   2005            12,812   1.01   to     5.97    46,692      4.71%    0.90%   to    1.80%   (0.04%) to    0.87%
   2004            15,399   1.27   to     5.93    58,192      6.09%    0.90%   to    1.80%     4.91% to    5.88%
   2003            15,681   1.21   to     5.61    61,686      6.64%    0.90%   to    1.80%     4.85% to   13.54%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                           At December 31,                             For the periods ended December 31,
                     ------------------------------------------  ----------------------------------------------------
                                    Unit               Net       Investment     Expense                 Total
                      Units        Value             Assets        Income      Ratio /2/             Return /3/
                     (000's)    (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     ------------------------------------------  ----------------------------------------------------

Phoenix Multi-Sector Short Term Bond Series
   2007               3,156     1.07    to    1.16     3,550       5.25%    0.90%   to    1.80%     1.28% to    3.05%
   2006               3,386     1.09    to    1.13     3,709       4.69%    0.90%   to    1.80%     3.82% to    4.77%
   2005               3,250     1.04    to    1.07     3,411       3.87%    0.90%   to    1.80%   (0.46%) to    0.45%
   2004               1,985     1.04    to    1.07     2,087       3.97%    0.90%   to    1.80%     3.02% to    5.87%
   2003/5/            1,939     1.02    to    1.02     1,981       4.98%    0.90%   to    1.80%     1.81% to    4.48%
Phoenix Strategic Allocation Series
   2007              21,183     1.28    to    7.84   133,918       2.51%    0.90%   to    1.80%   (0.73%) to    5.03%
   2006              27,110     1.22    to    7.47   164,152       2.54%    0.90%   to    1.80%    10.67% to   11.68%
   2005              33,852     1.10    to    6.70   183,939       2.29%    0.90%   to    1.80%   (0.04%) to    0.88%
   2004              41,573     1.10    to    6.65   223,476       2.56%    0.90%   to    1.80%     5.53% to    6.49%
   2003              48,978     1.03    to    6.25   252,871       2.63%    0.90%   to    1.80%     0.85% to   18.79%
Phoenix-Aberdeen International Series
   2007              20,227     1.05    to    4.05    64,615       1.52%    0.90%   to    1.80%     7.02% to   13.90%
   2006              22,830     1.47    to    3.56    65,471       2.17%    0.90%   to    1.80%     6.43% to   26.23%
   2005              21,108     1.17    to    2.82    51,693       3.63%    0.90%   to    1.80%    16.44% to   17.51%
   2004              29,492     0.99    to    2.40    62,541       2.81%    0.90%   to    1.80%    18.61% to   19.70%
   2003              30,404     0.83    to    2.01    54,069       1.92%    0.90%   to    1.80%    23.54% to   30.68%
Phoenix-Alger Small-Cap Growth Series
   2007               2,027     2.30    to    2.41     4,794           -    0.90%   to    1.80%    14.00% to   15.05%
   2006               2,623     2.02    to    2.10     5,411       0.01%    0.90%   to    1.80%     9.50% to   18.26%
   2005               2,228     1.72    to    1.77     3,898           -    1.00%   to    1.80%    13.57% to   14.49%
   2004               2,343     1.51    to    1.54     3,590           -    1.00%   to    1.80%  (10.23%) to    1.10%
   2003               2,422     1.51    to    1.53     3,679           -    1.00%   to    1.80%    22.75% to   61.19%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007               4,219     0.87    to    5.32    17,138       1.17%    0.90%   to    1.80%  (17.24%) to  (6.61%)
   2006               5,529     1.48    to    6.38    28,513       1.27%    0.90%   to    1.80%     9.94% to   35.84%
   2005               6,201     1.10    to    4.70    23,690       1.73%    0.90%   to    1.80%   (0.52%) to   14.06%
   2004               6,371     1.96    to    4.12    22,487       2.46%    0.90%   to    1.80%    32.27% to   33.48%
   2003               6,545     1.47    to    3.09    18,287       3.43%    0.90%   to    1.80%    35.78% to   37.02%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007                 345     1.12    to    1.19       653       1.91%    1.00%   to    1.80%   (5.11%) to    8.54%
   2006/12/             107     1.11    to    1.11       344       1.62%    1.80%   to    1.80%     6.72% to    6.72%
   2005                   -        -    to       -         -           -        -   to        -         - to        -
   2004                   -        -    to       -         -           -        -   to        -         - to        -
   2003                   -        -    to       -         -           -        -   to        -         - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007                 266     1.12    to    1.17       541       2.27%    1.10%   to    1.80%   (0.47%) to    7.32%
   2006/14/              20     1.04    to    1.09       242       1.64%    1.10%   to   1.375%     0.57% to   10.13%
   2005                   -        -    to       -         -           -        -   to        -         - to        -
   2004                   -        -    to       -         -           -        -   to        -         - to        -
   2003                   -        -    to       -         -           -        -   to        -         - to        -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                           For the periods ended December 31,
                    -----------------------------------------  ---------------------------------------------------
                                  Unit               Net       Investment    Expense                 Total
                     Units       Value             Assets        Income     Ratio /2/              Return /3/
                    (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    -----------------------------------------  ---------------------------------------------------

Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007                590    1.03    to    1.11      876         2.81%   1.20%   to    1.60%    0.80% to    6.98%
   2006/16/            208    1.03    to    1.04      426         4.08%   1.10%   to    1.60%    1.62% to    5.93%
   2005                  -       -    to       -        -             -       -   to        -        - to        -
   2004                  -       -    to       -        -             -       -   to        -        - to        -
   2003                  -       -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007                995    1.11    to    1.16    1,369         1.65%   1.10%   to    1.65%    6.00% to    7.67%
   2006/11/            993    1.04    to    1.08    1,282         2.95%   1.10%   to    1.65%    2.61% to   11.10%
   2005                  -       -    to       -        -             -       -   to        -        - to        -
   2004                  -       -    to       -        -             -       -   to        -        - to        -
   2003                  -       -    to       -        -             -       -   to        -        - to        -
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007              8,932    0.88    to    2.32   17,198         0.14%   0.90%   to    1.80%  (3.53%) to    1.08%
   2006             10,488    1.20    to    2.30   20,386         0.40%   0.90%   to    1.80%    8.53% to   13.88%
   2005             12,353    1.06    to    2.02   21,290         0.11%   0.90%   to    1.80%  (0.59%) to    6.76%
   2004             13,161    1.41    to    1.89   21,232         0.18%   0.90%   to    1.80%   18.24% to   19.32%
   2003             12,596    1.19    to    1.59   17,252         0.19%   0.90%   to    1.80%   38.44% to   39.71%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007              4,258    1.19    to    2.23    8,897             -   0.90%   to    1.80%  (3.87%) to    5.01%
   2006              5,152    1.23    to    2.31   11,213         0.20%   0.90%   to    1.80%    7.66% to   15.70%
   2005              6,028    1.57    to    2.00   11,483             -   0.90%   to    1.80%    5.53% to    6.50%
   2004              5,973    1.48    to    1.89   10,772             -   0.90%   to    1.80%   15.78% to   21.57%
   2003              6,183    1.22    to    1.56    9,327             -   0.90%   to    1.80%   41.28% to   42.57%
Phoenix-Van Kampen Comstock Series
   2007              7,128    1.06    to    1.80   11,099         1.54%   0.90%   to    1.80%  (3.98%) to    5.30%
   2006              8,585    1.10    to    1.86   13,965         1.63%   0.90%   to    1.80%    6.91% to   19.82%
   2005             10,385    0.92    to    1.56   14,270         1.12%   0.90%   to    1.80%    3.54% to    4.48%
   2004             13,718    0.89    to    1.50   18,379         0.90%   0.90%   to    1.80%   10.88% to   11.90%
   2003             13,253    0.79    to    1.34   16,194         0.94%   0.90%   to    1.80%   21.65% to   22.76%
Phoenix-Van Kampen Equity 500 Index Series
   2007             13,105    1.02    to    1.49   16,164         1.23%   0.90%   to    2.25%    1.35% to    3.92%
   2006             17,343    0.98    to    1.44   20,933         1.32%   0.90%   to    2.25%   11.65% to   13.19%
   2005             15,857    0.87    to    1.27   16,669         1.19%   0.90%   to    2.25%    1.36% to    2.76%
   2004             19,980    0.85    to    1.24   20,919         1.41%   0.90%   to    2.25%    6.68% to    8.85%
   2003             22,049    0.78    to    1.15   21,846         1.13%   0.90%   to    2.25%   23.39% to   25.09%
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007                927    1.15    to    1.22    1,087         7.96%   0.90%   to    1.80%    4.06% to   23.14%
   2006/15/             74    0.95    to    1.00       73        37.52%   0.90%   to    1.80%  (6.82%) to  (2.41%)
   2005                  -       -    to       -        -             -       -   to        -        - to        -
   2004                  -       -    to       -        -             -       -   to        -        - to        -
   2003                  -       -    to       -        -             -       -   to        -        - to        -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                           At December 31,                              For the periods ended December 31,
                     -------------------------------------------  -----------------------------------------------------
                                    Unit               Net        Investment    Expense                  Total
                      Units        Value             Assets         Income     Ratio /2/               Return /3/
                     (000's)    (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     -------------------------------------------  -----------------------------------------------------

PIMCO VIT Real Return Portfolio - Advisor Class
   2007                 466     1.09    to    1.11      513          4.57%   1.00%   to    1.60%   (1.21%) to     9.42%
   2006/21/             129     1.00    to    1.02      129          4.99%   1.00%   to    1.25%   (2.32%) to   (1.27%)
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -
PIMCO VIT Total Return Portfolio - Advisor Class
   2007                 645     1.08    to    1.11      704          4.76%   0.90%   to    1.80%     1.79% to     7.67%
   2006/17/             190     1.01    to    1.03      193          4.56%   1.00%   to    1.25%   (0.93%) to     3.73%
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007                 655     0.85    to    0.88      564          3.85%   1.10%   to    1.80%   (6.24%) to   (5.57%)
   2006                 967     0.91    to    0.93      884          2.54%   1.10%   to    1.80%     6.17% to     6.92%
   2005               1,996     0.86    to    0.87    1,712              -   1.10%   to    1.80%   (6.94%) to   (5.51%)
   2004               2,022     0.92    to    0.93    1,862              -   1.25%   to    1.80%  (12.27%) to  (11.78%)
   2003/6/            1,014     1.05    to    1.05    1,063              -   1.25%   to    1.80%   (7.66%) to     3.77%
Rydex Variable Trust Nova Fund
   2007                  26     1.62    to    1.67       42          1.34%   1.10%   to    1.80%   (0.70%) to     0.01%
   2006                  35     1.63    to    1.67       57          0.90%   1.10%   to    1.80%     6.15% to    17.97%
   2005                  55     1.39    to    1.42       76          0.33%   1.10%   to    1.80%     2.10% to     6.34%
   2004                  46     1.36    to    1.37       63          0.06%   1.65%   to    1.80%    10.61% to    12.56%
   2003/7/                3     1.21    to    1.21        3              -   1.80%   to    1.80%    10.71% to    10.71%
Rydex Variable Trust Sector Rotation Fund
   2007                 409     1.84    to    1.91      772              -   0.90%   to    1.80%     4.19% to    21.51%
   2006                 532     1.53    to    1.58      828              -   0.90%   to    1.80%     9.39% to    10.39%
   2005                 800     1.40    to    1.43    1,131              -   0.90%   to    1.80%     2.97% to    13.65%
   2004                 433     1.25    to    1.27      545              -   1.00%   to    1.80%     8.72% to    11.33%
   2003/4/              645     1.15    to    1.15      743              -   1.00%   to    1.80%     0.92% to    15.29%
Sentinel Variable Products Bond Fund
   2007/25/             242     1.02    to    1.02      247         30.81%   1.10%   to    1.80%     0.42% to     2.83%
   2006                   -        -    to       -        -              -       -   to        -         - to         -
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -
Sentinel Variable Products Common Stock Fund
   2007/25/             886     1.02    to    1.02      906          8.74%   1.00%   to    1.80%   (4.70%) to     1.01%
   2006                   -        -    to       -        -              -       -   to        -         - to         -
   2005                   -        -    to       -        -              -       -   to        -         - to         -
   2004                   -        -    to       -        -              -       -   to        -         - to         -
   2003                   -        -    to       -        -              -       -   to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                         For the periods ended December 31,
                ---------------------------------------  ---------------------------------------------------
                             Unit               Net      Investment     Expense                Total
                 Units      Value             Assets       Income      Ratio /2/            Return /3/
                (000's)  (Lowest to Highest)  (000's)    Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ---------------------------------------  ---------------------------------------------------

Sentinel Variable Products Mid Cap Growth Fund
   2007/27/        193   1.08    to    1.08      208            -    1.25%  to    1.50%  (1.49%)  to   0.99%
   2006              -      -    to       -        -            -        -  to        -        -  to       -
   2005              -      -    to       -        -            -        -  to        -        -  to       -
   2004              -      -    to       -        -            -        -  to        -        -  to       -
   2003              -      -    to       -        -            -        -  to        -        -  to       -
Sentinel Variable Products Small Company Fund
   2007/26/        210   1.00    to    1.01      211        3.55%    1.00%  to    1.80%  (7.19%)  to   1.39%
   2006              -      -    to       -        -            -        -  to        -        -  to       -
   2005              -      -    to       -        -            -        -  to        -        -  to       -
   2004              -      -    to       -        -            -        -  to        -        -  to       -
   2003              -      -    to       -        -            -        -  to        -        -  to       -
Templeton Developing Markets Securities Fund - Class 1
   2007            655   1.90    to    1.90    1,248        2.32%   1.375%  to   1.375%  (7.66%)  to  27.30%
   2006            687   1.50    to    1.50    1,027        1.21%   1.375%  to   1.375%   26.67%  to  26.67%
   2005            836   1.18    to    1.18      987        1.45%   1.375%  to   1.375%   26.01%  to  26.01%
   2004            969   0.94    to    0.94      907        1.93%   1.375%  to   1.375%   23.12%  to  23.12%
   2003            958   0.76    to    0.76      729        1.28%   1.375%  to   1.375%   51.63%  to  51.63%
Templeton Developing Markets Securities Fund - Class 2
   2007          1,874   1.35    to    4.00    3,588        2.02%    0.90%  to    1.80%    5.24%  to  27.62%
   2006          1,352   1.06    to    3.15    2,034        1.14%    0.90%  to    1.80%    8.00%  to  26.94%
   2005          1,627   1.11    to    2.49    1,955        1.29%    0.90%  to   1.375%   25.68%  to  26.28%
   2004          1,954   0.88    to    1.98    1,841        1.84%    0.90%  to   1.375%   23.00%  to  23.59%
   2003          2,300   0.71    to    1.61    1,744        1.22%    0.90%  to   1.375%   50.89%  to  51.62%
Templeton Foreign Securities Fund - Class 1
   2007          6,351   3.98    to    3.98   25,253        2.18%   1.375%  to   1.375%   14.19%  to  14.19%
   2006          7,523   3.48    to    3.48   26,194        1.40%   1.375%  to   1.375%   20.03%  to  20.03%
   2005          8,549   2.90    to    2.90   24,800        1.31%   1.375%  to   1.375%    8.96%  to   8.96%
   2004          9,841   2.66    to    2.66   26,200        1.15%   1.375%  to   1.375%   17.24%  to  17.24%
   2003         11,447   2.27    to    2.27   25,994        1.95%   1.375%  to   1.375%   30.73%  to  30.73%
Templeton Foreign Securities Fund - Class 2
   2007          3,907   1.51    to    2.06    7,665        2.00%    0.90%  to    1.80%    7.68%  to  14.41%
   2006          4,538   1.36    to    1.81    7,788        1.25%    0.90%  to    1.80%   19.27%  to  20.36%
   2005          5,477   1.14    to    1.51    7,805        1.18%    0.90%  to    1.80%    8.19%  to   9.18%
   2004          5,619   1.05    to    1.39    7,374        1.09%    0.90%  to    1.80%   16.40%  to  17.46%
   2003          6,569   0.89    to    1.18    7,460        1.75%    0.90%  to    1.80%   29.84%  to  31.02%
Templeton Global Asset Allocation Fund - Class 1
   2007          7,383   5.54    to    5.54   40,892       17.54%   1.375%  to   1.375%    8.80%  to   8.80%
   2006          8,239   5.09    to    5.09   41,943        7.29%   1.375%  to   1.375%   19.73%  to  19.73%
   2005          9,444   4.25    to    4.25   40,153        3.93%   1.375%  to   1.375%    2.43%  to   2.43%
   2004         10,430   4.15    to    4.15   43,296        2.98%   1.375%  to   1.375%   14.34%  to  14.34%
   2003         12,143   3.63    to    3.63   44,085        2.80%   1.375%  to   1.375%   30.49%  to  30.49%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                       At December 31,                        For the periods ended December 31,
                 -------------------------------------  ---------------------------------------------------
                             Unit               Net     Investment     Expense                Total
                  Units     Value             Assets      Income      Ratio /2/             Return /3/
                 (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                 -------------------------------------  ---------------------------------------------------

Templeton Global Asset Allocation Fund - Class 2
   2007             859  1.73    to    2.24    1,880      17.15%    0.90%  to   1.375%    8.49% to    9.02%
   2006             974  1.59    to    2.06    1,964       6.60%    0.90%  to   1.375%   19.45% to   20.03%
   2005           1,388  1.32    to    1.72    2,354       3.69%    0.90%  to   1.375%    2.13% to    2.63%
   2004           1,703  1.29    to    1.69    2,819       2.85%    0.90%  to   1.375%   14.13% to   14.68%
   2003           2,259  1.12    to    1.48    3,282       2.60%    0.90%  to   1.375%   30.14% to   30.77%
Templeton Global Income Securities Fund - Class 1
   2007           1,535  3.36    to    3.36    5,163       2.79%   1.375%  to   1.375%    9.74% to    9.74%
   2006           1,505  3.06    to    3.06    4,613       3.10%   1.375%  to   1.375%   11.59% to   11.59%
   2005           1,794  2.75    to    2.75    4,926       6.27%   1.375%  to   1.375%  (4.24%) to  (4.24%)
   2004           1,816  2.87    to    2.87    5,209      11.48%   1.375%  to   1.375%   13.51% to   13.51%
   2003           2,066  2.53    to    2.53    5,221       7.82%   1.375%  to   1.375%   21.03% to   21.03%
Templeton Growth Securities Fund - Class 1
   2007          14,582  5.72    to    5.72   83,367       1.49%   1.375%  to   1.375%    1.14% to    1.14%
   2006          16,670  5.65    to    5.65   94,231       1.48%   1.375%  to   1.375%   20.53% to   20.53%
   2005          18,989  4.69    to    4.69   89,055       1.23%   1.375%  to   1.375%    7.56% to    7.56%
   2004          21,936  4.36    to    4.36   95,644       1.27%   1.375%  to   1.375%   14.65% to   14.65%
   2003          24,992  3.80    to    3.80   95,043       1.68%   1.375%  to   1.375%   30.80% to   30.80%
Templeton Growth Securities Fund - Class 2
   2007           8,046  0.95    to    2.24   15,021       1.33%    0.90%  to    1.80%  (1.76%) to    2.73%
   2006           6,639  1.30    to    2.22   13,247       1.26%    0.90%  to    1.80%    4.03% to   20.72%
   2005           6,452  1.27    to    1.84   11,040       1.13%    0.90%  to    1.80%    6.91% to    7.89%
   2004           6,773  1.18    to    1.70   10,850       1.20%    0.90%  to    1.80%   10.17% to   14.98%
   2003           6,621  1.03    to    1.48    9,362       1.54%    0.90%  to    1.80%   20.24% to   30.95%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007             175  1.05    to    1.09      185       1.71%    1.00%  to    1.80%  (4.25%) to    2.06%
   2006/22/          92  1.03    to    1.03       95           -    1.25%  to    1.25%    2.99% to    2.99%
   2005               -     -    to       -        -           -        -  to        -        - to        -
   2004               -     -    to       -        -           -        -  to        -        - to        -
   2003               -     -    to       -        -           -        -  to        -        - to        -
Wanger International Select
   2007           3,144  1.88    to    3.41   10,104       0.72%    0.90%  to    1.80%    6.54% to   20.68%
   2006           3,234  1.62    to    2.84    8,628       0.26%    0.90%  to    1.80%   33.56% to   34.78%
   2005           2,933  1.20    to    2.12    5,880       1.98%    0.90%  to    1.80%    9.93% to   15.38%
   2004           2,798  1.04    to    1.84    4,901       0.31%    0.90%  to    1.80%   22.10% to   23.22%
   2003           2,641  0.85    to    1.50    3,837       0.30%    0.90%  to    1.80%   38.70% to   39.97%
Wanger International Small Cap
   2007          10,490  1.03    to    7.24   66,850       0.88%    0.90%  to    1.80%  (2.97%) to   15.26%
   2006          12,024  1.58    to    6.31   67,851       0.57%    0.90%  to    1.80%   34.70% to   35.93%
   2005          14,620  1.17    to    4.66   61,175       1.09%    0.90%  to    1.80%    0.65% to   20.44%
   2004          17,402  1.24    to    3.88   62,137       0.73%    0.90%  to    1.80%   27.93% to   29.10%
   2003          20,735  0.96    to    3.02   58,545       0.33%    0.90%  to    1.80%    1.89% to   47.53%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                At December 31,                      For the periods ended December 31,
          -------------------------------------  ---------------------------------------------------
                      Unit               Net     Investment    Expense                 Total
           Units     Value             Assets      Income     Ratio /2/             Return /3/
          (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
          -------------------------------------  ---------------------------------------------------

Wanger Select
   2007    3,003  1.43    to    3.08     8,578         -    0.90%   to    1.80%  (1.66%)  to   9.01%
   2006    2,979  1.34    to    2.86     7,845     0.40%    0.90%   to    1.80%    9.87%  to  18.63%
   2005    3,368  1.50    to    2.42     7,538         -    0.90%   to    1.80%    8.51%  to   9.50%
   2004    3,449  1.39    to    2.22     7,128         -    0.90%   to    1.80%   14.29%  to  18.23%
   2003    3,532  1.16    to    1.89     6,222         -    0.90%   to    1.80%    8.09%  to  40.86%
Wanger U.S. Smaller Companies
   2007   14,542  1.20    to    4.83    57,373         -    0.90%   to    1.80%  (2.48%)  to   7.38%
   2006   18,547  1.55    to    4.63    70,386     0.25%    0.90%   to    1.80%    5.94%  to   6.91%
   2005   24,888  1.46    to    4.34    88,820         -    0.90%   to    1.80%    9.26%  to  10.26%
   2004   30,949  1.34    to    3.94   103,301         -    0.90%   to    1.80%    9.63%  to  17.27%
   2003   38,326  1.16    to    3.36   112,548         -    0.90%   to    1.80%   40.65%  to  41.93%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2 /The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

              /4/ From inception        /16/ From inception
               June 2, 2003 to          July 6, 2006 to
               December 31, 2003.       December 31, 2006.
              /5/ From inception
               June 3, 2003 to
               December 31, 2003.       /17/ From inception July
                                        12, 2006 to December 31,
                                        2006.
              /6/ From inception
               July 1, 2003 to
               December 31, 2003.       /18/ From inception July
                                        20, 2006 to December 31,
                                        2006.
              /7/ From inception
               October 23, 2003 to
               December 31, 2003.       /19/ From inception
                                        August 2, 2006 to
                                        December 31, 2006.
              /8/ From inception
               December 3, 2004 to
               December 31, 2004.       /20/ From inception
                                        September 22, 2006 to
                                        December 31, 2006.
              /9/ From inception
               April 20, 2005 to
               December 31, 2005.       /21/ From inception
                                        October 5, 2006 to
                                        December 31, 2006.
              /10/ From inception
               April 29, 2005 to
               December 31, 2005.       /22/ From inception
                                        November 3, 2006 to
                                        December 31, 2006.
              /11/ From inception
               February 16, 2006 to
               December 31, 2006.       /23/ From inception
                                        November 14, 2006 to
                                        December 31, 2006.
              /12/ From inception
               April 24, 2006 to
               December 31, 2006.       /24/ From inception
                                        January 29, 2007 to
                                        December 31, 2007.
              /13/ From inception
               April 28, 2006 to
               December 31, 2006.       /25/ From inception
                                        September 11, 2007 to
                                        December 31, 2007.
              /14/ From inception
               May 18, 2006 to
               December 31, 2006.       /26/ From inception
                                        September 24, 2007 to
                                        December 31, 2007.
              /15/ From inception
               May 30, 2006 to
               December 31, 2006.       /27/ From inception
                                        September 27, 2007 to
                                        December 31, 2007.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $1,101,790 and $1,192,162, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $13,147,966 and $12,997,477, respectively. This expense is taken out as a reduction of unit values.

Note 7--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Liquidations and Mergers
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 10--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 12--Other
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 12--Other (Continued)
Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------

Report of Independent Registered Public Accounting Firm.............    F-3

Consolidated Balance Sheet as of December 31, 2007 and 2006.........    F-4

Consolidated Statement of Income and Comprehensive Income for the
  years ended December 31, 2007, 2006 and 2005......................    F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2007, 2006 and 2005..................................    F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2007, 2006 and 2005......................    F-7

Notes to Financial Statements....................................... F-8 - F-43

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income, statement of cash flows and statement of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 25, 2008

                        PHOENIX LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET
                      ($ in millions, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                             2007       2006
                                                          ---------  ---------
ASSETS:
Available-for-sale debt securities, at fair value........ $11,924.7  $12,549.9
Available-for-sale equity securities, at fair value......     191.8      174.5
Mortgage loans, at unpaid principal balances.............      15.6       71.9
Venture capital partnerships, at equity in net assets....     173.3      116.8
Policy loans, at unpaid principal balances...............   2,380.5    2,322.0
Other invested assets....................................     417.1      306.9
                                                          ---------  ---------
                                                           15,103.0   15,542.0
Available-for-sale debt and equity securities pledged as
  collateral, at fair value..............................     219.1      267.8
                                                          ---------  ---------
Total investments........................................  15,322.1   15,809.8
Cash and cash equivalents................................     366.8      289.0
Accrued investment income................................     204.2      208.3
Premiums, accounts and notes receivable..................     178.2      234.3
Deferred policy acquisition costs........................   2,072.2    1,743.6
Goodwill.................................................       5.2        5.2
Other assets.............................................     165.9      147.0
Separate account assets..................................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL ASSETS............................................. $29,134.9  $27,895.8
                                                          =========  =========
LIABILITIES:
Policy liabilities and accruals.......................... $13,791.2  $13,515.7
Policyholder deposit funds...............................   1,808.9    2,228.4
Indebtedness.............................................     174.0      174.0
Deferred income taxes....................................      82.7       69.6
Other liabilities........................................     349.8      310.4
Non-recourse collateralized obligations..................     317.9      344.0
Separate account liabilities.............................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL LIABILITIES........................................  27,344.8   26,100.7
                                                          ---------  ---------
COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES..........      10.4        7.7
                                                          ---------  ---------
STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares
  authorized and outstanding)............................      10.0       10.0
Additional paid-in capital...............................   1,716.0    1,714.9
Retained earnings........................................     126.7       78.3
Accumulated other comprehensive loss.....................     (73.0)     (15.8)
                                                          ---------  ---------
TOTAL STOCKHOLDER'S EQUITY...............................   1,779.7    1,787.4
                                                          ---------  ---------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S
  EQUITY................................................. $29,134.9  $27,895.8
                                                          =========  =========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                          2007      2006      2005
                                                        --------  --------  --------
REVENUES:
Premiums............................................... $  798.3  $  839.7  $  928.7
Insurance and investment product fees..................    505.8     406.4     319.7
Investment income, net of expenses.....................  1,034.8   1,028.1   1,090.2
Net realized investment gains (losses).................     (8.2)     73.8     (53.2)
                                                        --------  --------  --------
TOTAL REVENUES                                           2,330.7   2,348.0   2,285.4
                                                        --------  --------  --------
BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends......  1,303.7   1,331.5   1,376.7
Policyholder dividends.................................    380.0     399.1     364.4
Policy acquisition cost amortization...................    198.6     148.5      99.6
Interest expense on indebtedness.......................     12.4      14.5      14.7
Interest expense on non-recourse collateralized
  obligations..........................................     15.4      18.7      29.4
Other operating expenses...............................    229.5     209.9     241.4
                                                        --------  --------  --------
TOTAL BENEFITS AND EXPENSES............................  2,139.6   2,122.2   2,126.2
                                                        --------  --------  --------
Income from continuing operations before income taxes
  and minority interest................................    191.1     225.8     159.2
Applicable income tax expense..........................    (42.1)    (73.2)    (39.3)
                                                        --------  --------  --------
Income from continuing operations before minority
  interest.............................................    149.0     152.6     119.9
Minority interest in net income of consolidated
  subsidiaries.........................................     (0.9)     (0.3)     (0.1)
                                                        --------  --------  --------
Income from continuing operations......................    148.1     152.3     119.8
Income (loss) from discontinued operations.............     (3.5)      1.1       1.1
                                                        --------  --------  --------
NET INCOME............................................. $  144.6  $  153.4  $  120.9
                                                        ========  ========  ========
COMPREHENSIVE INCOME:
NET INCOME............................................. $  144.6  $  153.4  $  120.9
OTHER COMPREHENSIVE LOSS...............................    (57.2)    (17.3)    (47.0)
                                                        --------  --------  --------
COMPREHENSIVE INCOME................................... $   87.4  $  136.1  $   73.9
                                                        ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                2007       2006       2005
                                                             ---------  ---------  ---------
OPERATING ACTIVITIES:
Income from continuing operations........................... $   148.1  $   152.3  $   119.8
Proceeds from sale of trading equity securities.............        --         --      129.7
Net realized investment (gains) losses......................       8.2      (73.8)      53.2
Amortization and depreciation...............................      12.3        8.7        6.9
Investment gains............................................     (73.6)     (45.1)    (129.9)
Deferred income taxes.......................................      32.9       42.1       38.2
(Increase) decrease in receivables..........................      18.6      (15.4)     (18.6)
Increase in deferred policy acquisition costs...............    (265.2)    (180.6)     (88.1)
Increase in policy liabilities and accruals.................     393.0      339.8      327.6
Other assets and other liabilities net change...............       9.5      (21.3)      23.9
                                                             ---------  ---------  ---------
Cash from continuing operations.............................     283.8      206.7      462.7
Discontinued operations, net................................     (10.8)      21.8        5.4
                                                             ---------  ---------  ---------
CASH FROM OPERATING ACTIVITIES..............................     273.0      228.5      468.1
                                                             ---------  ---------  ---------
INVESTING ACTIVITIES:
Investment purchases........................................  (4,278.0)  (4,713.2)  (4,852.4)
Investment sales, repayments and maturities.................   4,574.8    5,561.3    4,801.7
Debt and equity securities pledged as collateral sales......      33.3       26.5      956.0
Subsidiary sales............................................        --         --       10.7
Premises and equipment additions............................     (19.6)     (18.2)     (25.1)
Premises and equipment dispositions.........................        --         --       17.3
Discontinued operations, subsidiary purchase................      (5.0)        --         --
Sale of discontinued operations.............................      14.9         --         --
Discontinued operations, net................................      19.6      (32.8)       1.2
                                                             ---------  ---------  ---------
CASH FROM INVESTING ACTIVITIES..............................     340.0      823.6      909.4
                                                             ---------  ---------  ---------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits..........................     745.9      638.6      609.6
Policyholder deposit fund withdrawals.......................  (1,167.4)  (1,470.9)  (1,041.3)
Indebtedness repayments.....................................        --      (30.2)        --
Collateralized obligations repayments.......................     (23.3)     (39.5)  (1,009.1)
Common stock dividends paid.................................     (92.2)     (87.5)     (35.1)
Contributions from minority interests.......................       1.8        0.8         --
                                                             ---------  ---------  ---------
CASH FOR FINANCING ACTIVITIES...............................    (535.2)    (988.7)  (1,475.9)
                                                             ---------  ---------  ---------
CHANGE IN CASH AND CASH EQUIVALENTS.........................      77.8       63.4      (98.4)
Cash and cash equivalents, beginning of year................     289.0      225.6      324.0
                                                             ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR...................... $   366.8  $   289.0  $   225.6
                                                             =========  =========  =========

Included in cash and cash equivalents above is cash pledged as collateral of $12.0 million, $3.1 million and $15.2 million at December 31, 2007, 2006 and 2005, respectively.

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                    2007      2006      2005
                                                  --------  --------  --------
ADDITIONAL PAID-IN CAPITAL:
Tax benefit on employee stock option awards...... $    1.1  $     --  $     --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Adjustment for initial application of FIN 48
  (Note 2).......................................     (4.0)       --        --
Net income.......................................    144.6     153.4     120.9
Common stock dividends declared..................    (92.2)    (87.5)    (35.1)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.........................    (57.2)    (17.3)    (47.0)
                                                  --------  --------  --------
CHANGE IN STOCKHOLDER'S EQUITY...................     (7.7)     48.6      38.8
Stockholder's equity, beginning of year..........  1,787.4   1,738.8   1,700.0
                                                  --------  --------  --------
STOCKHOLDER'S EQUITY, END OF YEAR................ $1,779.7  $1,787.4  $1,738.8
                                                  ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See Note 14 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

3. BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale of our equity holdings in Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company, for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million in our 2005 consolidated statement of operations.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. In the first quarter of 2007, 2006 and 2005, we realized after-tax gains of $8.9 million, $6.5 million and $9.3 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.

4. DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                    2007      2006    INCEPTION
($ in millions)                                   --------- --------- ---------
Debt securities.................................. $ 6,919.4 $ 7,000.5 $4,773.1
Equity securities................................     134.0     120.5       --
Mortgage loans...................................      12.7      66.5    399.0
Venture capital partnerships.....................     157.3      97.9       --
Policy loans.....................................   1,357.1   1,346.6  1,380.0
Other investments................................     123.7      85.5       --
                                                  --------- --------- --------
Total closed block investments...................   8,704.2   8,717.5  6,552.1
Cash and cash equivalents........................      67.8      66.3       --
Accrued investment income........................     112.1     112.8    106.8
Receivables......................................      44.7      46.7     35.2
Deferred income taxes............................     329.3     329.8    389.4
Other closed block assets........................      10.0      19.9      6.2
                                                  --------- --------- --------
TOTAL CLOSED BLOCK ASSETS........................   9,268.1   9,293.0  7,089.7
                                                  --------- --------- --------
Policy liabilities and accruals..................   9,811.2   9,798.8  8,301.7
Policyholder dividends payable...................     332.8     331.7    325.1
Policyholder dividend obligation.................     246.0     326.9       --
Other closed block liabilities...................      49.3      47.9     12.3
                                                  --------- --------- --------
TOTAL CLOSED BLOCK LIABILITIES...................  10,439.3  10,505.3  8,639.1
                                                  --------- --------- --------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED
  BLOCK ASSETS................................... $ 1,171.2 $ 1,212.3 $1,549.4
                                                  ========= ========= ========

CLOSED BLOCK REVENUES AND EXPENSES AND
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:

                                                             YEAR ENDED
                                         CUMULATIVE         DECEMBER 31,
                                            FROM    ----------------------------
                                         INCEPTION    2007      2006      2005
($ in millions)                          ---------- --------  --------  --------
Premiums................................ $ 7,584.5  $  745.6  $  786.5  $  881.6
Net investment income...................   4,440.0     571.6     540.7     556.5
Net realized investment losses..........     (73.4)     (0.6)     40.2     (21.9)
                                         ---------  --------  --------  --------
TOTAL REVENUES..........................  11,951.1   1,316.6   1,367.4   1,416.2
                                         ---------  --------  --------  --------
Policy benefits, excluding dividends....   8,115.5     869.2     898.6     980.1
Other operating expenses................      78.9       6.1       6.3       8.6
                                         ---------  --------  --------  --------
Total benefits and expenses, excluding
  policyholder dividends................   8,194.4     875.3     904.9     988.7
                                         ---------  --------  --------  --------
Closed block contribution to income
  before dividends and income taxes.....   3,756.7     441.3     462.5     427.5
Policyholder dividends..................  (3,141.7)   (379.3)   (398.5)   (363.7)
                                         ---------  --------  --------  --------
Closed block contribution to income
  before income taxes...................     615.0      62.0      64.0      63.8
Applicable income tax expense...........    (214.3)    (20.9)    (22.0)    (22.2)
                                         ---------  --------  --------  --------
CLOSED BLOCK CONTRIBUTION TO INCOME..... $   400.7  $   41.1  $   42.0  $   41.6
                                         =========  ========  ========  ========

Policyholder dividends provided through
  earnings.............................. $ 3,186.9  $  379.3  $  398.5  $  363.7
Policyholder dividends provided through
  other comprehensive income............      46.4    (121.5)    (73.7)   (194.9)
                                         ---------  --------  --------  --------
ADDITIONS TO POLICYHOLDER DIVIDEND
  LIABILITIES...........................   3,233.3     257.8     324.8     168.8
POLICYHOLDER DIVIDENDS PAID.............  (2,979.6)   (337.6)   (339.2)   (397.2)
                                         ---------  --------  --------  --------
Change in policyholder dividend
  liabilities...........................     253.7     (79.8)    (14.4)   (228.4)
Policyholder dividend liabilities,
  beginning of period...................     325.1     658.6     673.0     901.4
                                         ---------  --------  --------  --------
Policyholder dividend liabilities, end
  of period.............................     578.8     578.8     658.6     673.0
Policyholder dividends payable, end of
  period................................    (332.8)   (332.8)   (331.7)   (338.9)
                                         ---------  --------  --------  --------
POLICYHOLDER DIVIDEND OBLIGATION, END
  OF PERIOD............................. $   246.0  $  246.0  $  326.9  $  334.1
                                         =========  ========  ========  ========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede 80% to 90% of the mortality risk on most new issues of term insurance.

   . In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2.0 million or greater.

   . On January 1, 1996, we entered into a reinsurance arrangement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.

   . We cede 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.

   . We entered into two separate reinsurance agreements in 1998 and 1999 to cede 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.

   . Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

DIRECT BUSINESS AND REINSURANCE:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Direct premiums.................................... $    886.6  $    917.5  $    994.7
Premiums assumed from reinsureds...................       13.6        13.7        14.0
Premiums ceded to reinsurers.......................     (101.9)      (91.5)      (80.0)
                                                    ----------  ----------  ----------
PREMIUMS........................................... $    798.3  $    839.7  $    928.7
                                                    ==========  ==========  ==========
Percentage of amount assumed to net premiums.......        1.7%        1.6%        1.5%
                                                    ==========  ==========  ==========

Direct policy benefits incurred.................... $    560.7  $    486.4  $    440.1
Policy benefits assumed from reinsureds............       17.9        14.8         8.2
Policy benefits ceded to reinsurers................      (91.9)      (64.8)      (56.4)
                                                    ----------  ----------  ----------
POLICY BENEFITS.................................... $    486.7  $    436.4  $    391.9
                                                    ==========  ==========  ==========

Direct life insurance in force..................... $155,862.7  $143,120.6  $133,990.2
Life insurance in force assumed from reinsureds....    1,937.0     1,838.7     1,810.5
Life insurance in force ceded to reinsurers........  (96,150.1)  (90,812.5)  (83,144.7)
                                                    ----------  ----------  ----------
LIFE INSURANCE IN FORCE............................ $ 61,649.6  $ 54,146.8  $ 52,656.0
                                                    ==========  ==========  ==========
Percentage of amount assumed to net insurance in
  force............................................        3.1%        3.4%        3.4%
                                                    ==========  ==========  ==========

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $817.0 million, $895.1 million and $984.8 million, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005.

Irrevocable letters of credit aggregating $56.4 million at December 31, 2007 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Policy acquisition costs deferred.................. $    463.8  $    329.2  $    187.7
Costs amortized to expenses:
   Recurring costs.................................     (198.4)     (151.9)     (114.3)
   Credit related to realized investment gains
     (losses)......................................       (0.2)        3.4        14.7
   Offsets to net unrealized investment gains or
     losses included in other comprehensive income.       63.4        16.2        70.5
                                                    ----------  ----------  ----------
Change in deferred policy acquisition costs........      328.6       196.9       158.6
Deferred policy acquisition costs, beginning of
  year.............................................    1,743.6     1,546.7     1,388.1
                                                    ----------  ----------  ----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..... $  2,072.2  $  1,743.6  $  1,546.7
                                                    ==========  ==========  ==========

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income, as well as increased unearned revenue liabilities by $3.5 million, increased benefit reserves by $7.2 million, increased reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

7. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 23.0% and 26.8% of the face value of total individual life insurance in force at December 31, 2007 and 2006, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2007 and 2006, less administrative charges.

8. GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND OTHER INTANGIBLE ASSETS:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                          ---------------------
                                                             2007       2006
                                                          ---------- ----------
                                                          GROSS NET  GROSS NET
($ in millions)                                           ----- ---- ----- ----
Goodwill................................................. $6.8  $5.2 $6.8  $5.2
                                                          ====  ==== ====  ====

9. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                              FAIR VALUE    COST    FAIR VALUE    COST
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $   611.1  $   597.7  $   688.5  $   674.1
State and political subdivision..............     234.3      224.7      262.6      253.0
Foreign government...........................     197.2      172.0      269.6      237.9
Corporate....................................   7,023.0    7,047.3    7,179.0    7,111.7
Mortgage-backed..............................   2,826.9    2,876.3    3,072.4    3,067.1
Other asset-backed...........................   1,032.2    1,107.2    1,077.8    1,060.3
                                              ---------  ---------  ---------  ---------
AVAILABLE-FOR-SALE DEBT SECURITIES........... $11,924.7  $12,025.2  $12,549.9  $12,404.1
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $ 6,919.4  $ 6,898.1  $ 7,000.5  $ 6,858.2
                                              =========  =========  =========  =========

AVAILABLE-FOR-SALE EQUITY SECURITIES......... $   191.8  $   159.5  $   174.5  $   143.4
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $   134.0  $   109.2  $   120.5  $    95.2
                                              =========  =========  =========  =========

UNREALIZED GAINS AND LOSSES FROM GENERAL ACCOUNT SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                                GAINS      LOSSES     GAINS      LOSSES
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $    21.6  $    (8.2) $    21.0  $    (6.6)
State and political subdivision..............      10.9       (1.3)      12.1       (2.5)
Foreign government...........................      25.3       (0.1)      32.5       (0.8)
Corporate....................................     161.5     (185.8)     168.6     (101.3)
Mortgage-backed..............................      39.8      (89.2)      45.9      (40.6)
Other asset-backed...........................       9.7      (84.7)      22.7       (5.2)
                                              ---------  ---------  ---------  ---------
DEBT SECURITIES GAINS (LOSSES)............... $   268.8  $  (369.3) $   302.8  $  (157.0)
                                              =========  =========  =========  =========
DEBT SECURITIES NET GAINS (LOSSES)...........            $  (100.5) $   145.8
                                                         =========  =========

EQUITY SECURITIES GAINS (LOSSES)............. $    37.0  $    (4.7) $    34.2  $    (3.1)
                                              =========  =========  =========  =========
EQUITY SECURITIES NET GAINS.................. $    32.3             $    31.1
                                              =========             =========

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2007
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $   12.6  $  (0.7)  $  133.9    $  (7.5)   $  146.5  $  (8.2)
State and political subdivision.......      1.2       --       47.4       (1.3)       48.6     (1.3)
Foreign government....................      0.2       --        8.9       (0.1)        9.1     (0.1)
Corporate.............................  1,064.0    (68.2)   2,240.6     (117.6)    3,304.6   (185.8)
Mortgage-backed.......................    447.7    (35.0)   1,199.9      (54.2)    1,647.6    (89.2)
Other asset-backed....................    539.3    (58.5)     249.8      (26.2)      789.1    (84.7)
                                       --------  -------    --------   -------    --------  -------
DEBT SECURITIES....................... $2,065.0  $(162.4)  $3,880.5    $(206.9)   $5,945.5  $(369.3)
EQUITY SECURITIES.....................     49.6     (4.7)        --         --        49.6     (4.7)
                                       --------  -------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $2,114.6  $(167.1)  $3,880.5    $(206.9)   $5,995.1  $(374.0)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $1,082.7  $ (85.4)  $1,880.4    $ (93.0)   $2,963.1  $(178.4)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $1,031.9  $ (81.7)  $2,000.1    $(113.9)   $3,032.0  $(195.6)
                                       ========  =======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   93.1  $  (4.5)  $  172.1    $ (21.6)   $  265.2  $ (26.1)
                                       ========  =======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........           $ (25.4)              $ (39.1)             $ (64.5)
                                                 =======               =======              =======
NUMBER OF SECURITIES..................             1,079                 1,447                2,526
                                                 =======               =======              =======

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2006
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $  106.3   $ (2.1)  $  160.5    $  (4.5)   $  266.8  $  (6.6)
State and political subdivision.......      2.5       --       61.2       (2.5)       63.7     (2.5)
Foreign government....................      8.7     (0.1)      36.2       (0.7)       44.9     (0.8)
Corporate.............................    958.9    (14.5)   2,634.2      (86.8)    3,593.1   (101.3)
Mortgage-backed.......................    482.8     (4.7)   1,496.9      (35.9)    1,979.7    (40.6)
Other asset-backed....................    157.6     (1.3)     265.1       (3.9)      422.7     (5.2)
                                       --------   ------    --------   -------    --------  -------
DEBT SECURITIES....................... $1,716.8   $(22.7)  $4,654.1    $(134.3)   $6,370.9  $(157.0)
EQUITY SECURITIES.....................     32.7     (2.7)       1.2       (0.4)       33.9     (3.1)
                                       --------   ------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $1,749.5   $(25.4)  $4,655.3    $(134.7)   $6,404.8  $(160.1)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $  888.7   $(14.8)  $2,050.6    $ (64.2)   $2,939.3  $ (79.0)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $  860.8   $(10.6)  $2,604.7    $ (70.5)   $3,465.5  $ (81.1)
                                       ========   ======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   65.9   $ (1.4)  $  194.9    $  (9.9)   $  260.8  $ (11.3)
                                       ========   ======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........            $ (3.4)              $ (21.5)             $ (24.9)
                                                  ======               =======              =======
NUMBER OF SECURITIES..................               970                 1,882                2,852
                                                  ======               =======              =======

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS

                                                       AS OF DECEMBER 31,
                                                  -----------------------------
                                                       2007           2006
                                                  -------------- --------------
                                                  CARRYING FAIR  CARRYING FAIR
                                                   VALUE   VALUE  VALUE   VALUE
($ in millions)                                   -------- ----- -------- -----
PROPERTY TYPE
Apartment buildings..............................  $  --   $  --  $13.7   $14.2
Retail stores....................................   13.9    11.2   51.5    52.1
Industrial buildings.............................    3.0     3.0    8.4     8.3
Other............................................    0.1     0.1    0.1     0.1
                                                   -----   -----  -----   -----
Subtotal.........................................   17.0    14.3   73.7    74.7
   Less: Valuation allowances....................   (1.4)     --   (1.8)     --
                                                   -----   -----  -----   -----
MORTGAGE LOANS...................................  $15.6   $14.3  $71.9   $74.7
                                                   =====   =====  =====   =====
Amounts applicable to the closed block...........  $12.7   $11.4  $66.5   $68.5
                                                   =====   =====  =====   =====

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2007 and 2006 were $0.0 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $2.9 million and $5.3 million as of December 31, 2007 and 2006, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Valuation allowance, beginning of year..................... $  1.8  $ 10.7  $   9.9
Additions charged to income................................     --      --      0.8
Deductions for write-offs and disposals....................   (0.4)   (8.9)      --
                                                            ------  ------  -------
VALUATION ALLOWANCE, END OF YEAR........................... $  1.4  $  1.8  $  10.7
                                                            ======  ======  =======

During the three years ended December 31, 2007, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2007.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a
$6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Contributions.............................................. $ 59.5  $ 41.8  $  66.0
Equity in earnings of partnerships.........................   27.0     3.2     23.8
Distributions..............................................  (30.0)  (23.8)   (94.6)
Proceeds from sale of partnership interests................     --   (51.9)   (91.5)
Realized loss on sale of partnership interests.............     --     2.4    (13.9)
                                                            ------  ------  -------
Change in venture capital partnerships.....................   56.5   (28.3)  (110.2)
Venture capital partnership investments, beginning of
  period...................................................  116.8   145.1    255.3
                                                            ------  ------  -------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..... $173.3  $116.8  $ 145.1
                                                            ======  ======  =======

AMOUNTS APPLICABLE TO THE CLOSED BLOCK..................... $157.3  $ 97.9  $  73.4
                                                            ======  ======  =======

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2007 or 2006.

There were no earnings from affiliate securities during 2007 or 2006.

Aberdeen Asset Management PLC (Aberdeen)

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

OTHER INVESTMENTS

OTHER INVESTMENTS:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                                2007      2006
($ in millions)                                              -------   -------
Transportation and other equipment leases................... $ 57.7    $ 60.3
Mezzanine partnerships......................................  151.6     100.9
Affordable housing partnerships.............................   17.7      19.6
Derivative instruments (Note 13)............................   22.7       7.0
Real estate.................................................   48.1      73.0
Other partnership interests/(1)/............................  119.3      46.1
                                                             ------    ------
OTHER INVESTED ASSETS....................................... $417.1    $306.9
                                                             ======    ======

Amounts applicable to the closed block...................... $123.7    $ 85.5
                                                             ======    ======
--------
/(1)/ Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007, our Life Companies had on deposit securities with a fair value of $67.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:

                                                           YEAR ENDED
                                                          DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
($ in millions)                                   --------  --------  --------
Debt securities.................................. $  764.1  $  792.1  $  806.8
Equity securities................................      8.2       7.0       6.3
Mortgage loans...................................      1.7       6.2      20.2
Venture capital partnerships.....................     27.0       3.2      23.8
Policy loans.....................................    179.5     169.3     165.8
Other investments................................     43.8      40.0      47.8
Other income.....................................      8.3        --        --
Cash and cash equivalents........................     15.2      13.0       5.9
                                                  --------  --------  --------
Total investment income..........................  1,047.8   1,030.8   1,076.6
Discontinued operations..........................     (7.5)     (6.6)     (4.8)
Investment expenses..............................    (21.2)    (15.1)    (15.5)
                                                  --------  --------  --------
NET INVESTMENT INCOME, GENERAL ACCOUNT
  INVESTMENTS....................................  1,019.1   1,009.1   1,056.3
Debt and equity securities pledged as collateral
  (Note 12)......................................     15.7      19.0      33.9
                                                  --------  --------  --------
NET INVESTMENT INCOME............................ $1,034.8  $1,028.1  $1,090.2
                                                  ========  ========  ========

Amounts applicable to the closed block........... $  571.6  $  540.7  $  556.5
                                                  ========  ========  ========

For 2007, 2006 and 2005, net investment income was lower by $16.7 million, $12.1 million and $15.4 million, respectively, due to non-income producing debt securities. Of these amounts, $8.8 million, $8.4 million and $12.1 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                             ----------------------
                                                              2007    2006    2005
($ in millions)                                              ------  ------  ------
Debt security impairments................................... $(46.4) $ (7.9) $(31.2)
Equity security impairments.................................   (0.5)     --    (2.1)
Mortgage loan impairments...................................     --      --    (0.8)
Affiliate equity security impairments.......................     --      --      --
Other invested asset impairments............................   (3.9)     --      --
Debt and equity securities pledged as collateral impairments   (0.8)   (1.0)   (1.2)
                                                             ------  ------  ------
IMPAIRMENT LOSSES...........................................  (51.6)   (8.9)  (35.3)
                                                             ------  ------  ------
Debt security transaction gains.............................   21.9    62.1    19.2
Debt security transaction losses............................   (9.3)  (20.1)  (37.2)
Equity security transaction gains...........................   12.5    25.7     5.8
Equity security transaction losses..........................   (3.0)   (3.8)  (12.5)
Mortgage loan transaction gains.............................    1.4     3.2      --
Venture capital partnership transaction gains (losses)......     --     2.4   (13.9)
Affiliate equity security transaction gains.................   13.7    10.4    14.4
Affiliate equity security transaction losses................     --      --   (10.7)
Real estate transaction gains...............................    1.6      --      --
Real estate transaction losses..............................   (0.2)     --    (0.6)
Debt and equity securities pledged as collateral gains......    2.6      --     2.5
Debt and equity securities pledged as collateral losses.....   (0.8)     --      --
Other investments transaction gains.........................    8.9     2.8    15.1
Other investments transaction losses........................   (5.9)     --      --
                                                             ------  ------  ------
NET TRANSACTION GAINS (LOSSES)..............................   43.4    82.7   (17.9)
                                                             ------  ------  ------
NET REALIZED INVESTMENT GAINS (LOSSES)...................... $ (8.2) $ 73.8  $(53.2)
                                                             ======  ======  ======

Debt security impairments during 2007 reflected the effects of credit impairments related to the sub-prime, Alt-A and second-lien residential mortgage markets, including a $17.1 million full impairment of a direct investment in a collateralized debt obligation.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                     -------------------------
                                                       2007     2006     2005
($ in millions)                                      -------  -------  -------
Debt securities..................................... $(246.3) $(125.9) $(313.0)
Equity securities...................................     1.2     12.7      2.6
Debt and equity securities pledged as collateral....   (16.4)    (9.1)   (93.3)
Other investments...................................    (1.6)      --     (7.5)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES.................... $(263.1) $(122.3) $(411.2)
                                                     =======  =======  =======

Net unrealized investment losses.................... $(263.1) $(122.3) $(411.2)
                                                     -------  -------  -------
Applicable policyholder dividend obligation.........  (121.5)   (73.8)  (194.8)
Applicable deferred policy acquisition costs........   (63.4)   (16.2)   (70.5)
Applicable deferred income tax benefit..............   (20.4)    (8.2)   (20.1)
                                                     -------  -------  -------
Offsets to net unrealized investment losses.........  (205.3)   (98.2)  (285.4)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER
  COMPREHENSIVE INCOME (NOTE 15).................... $ (57.8) $ (24.1) $(125.8)
                                                     =======  =======  =======

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                        -------------------------------
                                                           2007       2006       2005
($ in millions)                                         ---------  ---------  ---------
Debt security purchases................................ $(3,923.2) $(4,451.0) $(4,500.4)
Equity security purchases..............................     (76.6)     (54.9)    (150.8)
Venture capital partnership investments................     (60.0)     (41.8)     (65.7)
Other invested asset purchases.........................    (159.7)     (88.5)     (87.2)
Policy loan advances, net..............................     (58.5)     (77.0)     (48.3)
                                                        ---------  ---------  ---------
INVESTMENT PURCHASES................................... $(4,278.0) $(4,713.2) $(4,852.4)
                                                        =========  =========  =========

Debt securities sales.................................. $ 2,929.8  $ 3,653.6  $ 2,925.8
Debt securities maturities and repayments..............   1,370.3    1,580.6    1,367.6
Equity security sales..................................      68.6       87.4      225.4
Mortgage loan maturities and principal repayments......      57.7       60.3       79.2
Venture capital partnership capital distributions......      30.0       75.7      185.9
Real estate and other invested assets sales............     118.4      103.7       17.8
                                                        ---------  ---------  ---------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............ $ 4,574.8  $ 5,561.3  $ 4,801.7
                                                        =========  =========  =========

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2007 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2007.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:

                                                             MORTGAGE
                                                     DEBT    LOANS AT
                                                  SECURITIES CARRYING
                                                   AT COST    VALUE     TOTAL
($ in millions)                                   ---------- -------- ---------
Due in one year or less.......................... $   436.9   $ 3.0   $   439.9
Due after one year through five years............   1,892.7     9.6     1,902.3
Due after five years through ten years...........   3,589.3      --     3,589.3
Due after ten years..............................   6,106.3     3.0     6,109.3
                                                  ---------   -----   ---------
TOTAL............................................ $12,025.2   $15.6   $12,040.8
                                                  =========   =====   =========
10. FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                                                CARRYING  FAIR  CARRYING  FAIR
                                                 VALUE    VALUE  VALUE    VALUE
($ in millions)                                 -------- ------ -------- ------
7.15% surplus notes............................  $174.0  $179.6  $174.0  $189.6
                                                 ------  ------  ------  ------
TOTAL INDEBTEDNESS.............................  $174.0  $179.6  $174.0  $189.6
                                                 ======  ======  ======  ======

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, we amended and restated our existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009.

Potential borrowers on the credit line are The Phoenix Companies, Inc., PXP and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this facility to Phoenix Life and PXP. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. There are no current borrowings on the credit facility.

The credit facility contains covenants that require us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life must maintain a minimum risk-based capital ratio of 250% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility are not conditioned on the absence of a material adverse change.

INTEREST EXPENSE ON INDEBTEDNESS:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------
                                                               2007  2006  2005
($ in millions)                                               ----- ----- -----
INTEREST EXPENSE INCURRED.................................... $12.4 $14.5 $14.7
                                                              ===== ===== =====
INTEREST PAID................................................ $12.5 $14.6 $14.6
                                                              ===== ===== =====

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   . Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

   . Liabilities associated with the guaranteed minimum income benefit (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                               2007      2006
($ in millions)                                              --------  --------
Debt securities............................................. $  736.7  $  733.0
Equity funds................................................  2,895.4   2,591.0
Other.......................................................    103.9      92.2
                                                             --------  --------
TOTAL....................................................... $3,736.0  $3,416.2
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES (NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2007
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2007..................... $   32.2  $    3.7
Incurred....................................................    (26.3)      2.2
Paid........................................................     (2.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2007................... $    3.2  $    5.9
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES:

(NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2006
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2006..................... $   32.7  $    2.5
Incurred....................................................      3.2       1.2
Paid........................................................     (3.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2006................... $   32.2  $    3.7
                                                             ========  ========
--------
/(1)/ The reinsurance recoverable asset related to the GMDB was $1.4 million and $21.5 million as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2007 and 2006, 100% of the aggregate account value with the GMWB, GMAB and GPAF features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2007 and 2006, the embedded derivative for GMWB, GMAB and GPAF was immaterial. Benefit payments made for the GMWB, GMAB and GPAF during 2007 or 2006 were immaterial.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:

                                                                 NET AMOUNT   AVERAGE
                                                                   AT RISK   ATTAINED
                                                        ACCOUNT     AFTER     AGE OF
                                                         VALUE   REINSURANCE ANNUITANT
($ in millions)                                         -------- ----------- ---------
GMDB return of premium/(1)/............................ $1,451.0    $ 5.5       59
GMDB step up/(2)/......................................  1,915.4     37.6       60
GMDB earnings enhancement benefit (EEB)/(3)/...........     78.4       --       60
GMDB greater of annual step up and roll up/(4)/........     42.5      3.6       63
                                                        --------    -----
TOTAL GMDB AT DECEMBER 31, 2007........................ $3,487.3    $46.7
                                                        ========    =====

GMIB................................................... $  716.8                59
GMAB...................................................    389.8                55
GMWB...................................................    214.6                62
GPAF...................................................     43.3                74
                                                        --------
TOTAL AT DECEMBER 31, 2007............................. $1,364.5
                                                        ========

--------
/(1)/ Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

/(2)/ Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

/(3)/ EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

/(4)/ Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $34.7 million and $12.7 million, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
    OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to 10 collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These 10 collateralized obligation trusts are investment trusts with aggregate assets of $3.6 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $9.1 million, $8.0 million and $8.8 million during the years ended December 31, 2007, 2006 and 2005, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the 10 collateralized obligation trusts is $13.4 million at December 31, 2007 (none of which relates to trusts that are consolidated), all of which relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2007 and 2006 and three as of December 31, 2005. As of
December 31, 2007, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.5 million, $0.7 million and $5.0 million for the years ended December 31, 2007, 2006 and 2005, respectively, related to these consolidated obligation trusts.

The other eight variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.4 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $13.4 million (all of which are investment grade debt securities at December 31, 2007).

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31,
                                            -----------------------------------
                                                  2007              2006
                                            ----------------- -----------------
                                            FAIR VALUE  COST  FAIR VALUE  COST
($ in millions)                             ---------- ------ ---------- ------

Debt securities pledged as collateral......   $219.1   $219.3   $267.2   $251.4
Equity securities pledged as collateral....       --      0.1      0.6      0.3
                                              ------   ------   ------   ------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED
  AS COLLATERAL............................   $219.1   $219.4   $267.8   $251.7
                                              ======   ======   ======   ======

Cash and accrued investment income of $13.4 million and $5.0 million are included in the amounts above at December 31, 2007 and 2006, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $307.2 million and $332.2 million at December 31, 2007 and 2006, respectively, and non-recourse derivative cash flow hedge liability of $10.7 million (notional amount of $211.1 million with maturity of June 1, 2009) and $11.8 million (notional amount of $222.9 million with maturities of 2005-2013) at December 31, 2007 and 2006, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2007 and 2006.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                        AS OF DECEMBER 31,
                                                    --------------------------
                                                        2007          2006
                                                    ------------  ------------
                                                    GAINS LOSSES  GAINS LOSSES
($ in millions)                                     ----- ------  ----- ------
Debt securities pledged as collateral.............. $29.0 $(29.2) $35.4 $(19.6)
Equity securities pledged as collateral............    --   (0.1)   0.4   (0.1)
                                                    ----- ------  ----- ------
TOTAL.............................................. $29.0 $(29.3) $35.8 $(19.7)
                                                    ===== ======  ===== ======
NET UNREALIZED GAINS...............................       $ (0.3) $16.1
                                                          ======  =====

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31, 2007
                                       -------------------------------------------------
                                          LESS THAN       GREATER THAN
                                          12 MONTHS        12 MONTHS          TOTAL
                                       ---------------  ---------------  ---------------
                                       FAIR  UNREALIZED FAIR  UNREALIZED FAIR  UNREALIZED
                                       VALUE   LOSSES   VALUE   LOSSES   VALUE   LOSSES
($ in millions)                        ----- ---------- ----- ---------- ----- ----------
Corporate............................. $ --    $  --    $ --    $ (2.0)  $  --   $ (2.0)
Mortgage-backed.......................  3.7     (0.4)    7.2     (12.7)   10.9    (13.1)
Other asset-backed....................  2.6       --     0.2     (14.1)    2.8    (14.1)
                                       ----    -----    ----    ------   -----   ------
DEBT SECURITIES....................... $6.3    $(0.4)   $7.4    $(28.8)  $13.7   $(29.2)
EQUITY SECURITIES PLEDGED AS
  COLLATERAL..........................   --       --      --      (0.1)     --     (0.1)
                                       ----    -----    ----    ------   -----   ------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL............... $6.3    $(0.4)   $7.4    $(28.9)  $13.7   $(29.3)
                                       ====    =====    ====    ======   =====   ======

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $2.6 million at December 31, 2007. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2007.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:

                                                                          2007
                                                                          COST
($ in millions)                                                          ------
Due in one year or less................................................. $ 19.1
Due after one year through five years...................................   16.1
Due after five years through ten years..................................   25.9
Due after ten years.....................................................  158.2
                                                                         ------
TOTAL DEBT SECURITIES................................................... $219.3
                                                                         ======

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2007, 2006 and 2005 is $0.8 million, $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:

                                                           AS OF AND FOR THE
                                                        YEAR ENDED DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
INCREASE (DECREASE) IN NET INCOME...................... $  1.0  $ (1.0) $  1.3
                                                        ======  ======  ======
REDUCTION TO STOCKHOLDERS' EQUITY...................... $(85.4) $(71.2) $(67.9)
                                                        ======  ======  ======

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

13. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN GENERAL ACCOUNT:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                             NOTIONAL
                              AMOUNT  MATURITY  ASSET LIABILITY ASSET LIABILITY
($ in millions)              -------- --------- ----- --------- ----- ---------
INTEREST RATE SWAPS.........
   Cash flow hedges.........   $ --     2007    $  --   $ --    $0.4    $ --
   Non-hedging derivative
     instruments............     22     2017      0.2    0.2     2.1     1.2
CROSS CURRENCY SWAPS........     35   2012-2016    --    2.9      --     1.0
PUT OPTIONS.................    150   2016-2017  21.5     --     4.0      --
CALL OPTIONS................      6     2008      0.5     --      --      --
OTHER.......................     56     2008      0.5     --     0.5      --
                               ----             -----   ----    ----    ----
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT
  POSITIONS.................   $269             $22.7   $3.1    $7.0    $2.2
                               ====             =====   ====    ====    ====

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

Interest Rate Options

We use interest rate options, such as caps to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate cap gives us the right to receive, over the maturity of the contract, the excess of a reference rate index that is determined. The cash settlement or payoff from these cap contracts is made on a quarterly basis based on the rate difference times notional principal.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

   . Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

   . Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

   . Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS:

                                                  AS OF DECEMBER 31,
                                        ---------------------------------------
                                               2007                2006
                                        ------------------- -------------------
                                        CARRYING    FAIR    CARRYING    FAIR
                                         VALUE      VALUE    VALUE      VALUE
($ in millions)                         --------- --------- --------- ---------
Cash and cash equivalents.............. $   366.8 $   366.8 $   289.0 $   289.0
Available-for-sale debt securities
  (Note 9).............................  11,924.7  11,924.7  12,549.9  12,549.9
Available-for-sale equity securities
  (Note 9).............................     191.8     191.8     174.5     174.5
Mortgage loans (Note 9)................      15.6      14.3      71.9      74.7
Debt and equity securities pledged as
  collateral (Note 12).................     219.1     219.1     267.8     267.8
Derivative financial instruments.......      22.7      22.7       7.0       7.0
Policy loans (Note 9)..................   2,380.5   2,495.6   2,322.0   2,415.9
                                        --------- --------- --------- ---------
FINANCIAL ASSETS....................... $15,121.2 $15,235.0 $15,682.1 $15,778.8
                                        ========= ========= ========= =========

Investment contracts................... $ 1,808.9 $ 1,803.9 $ 2,228.4 $ 2,190.9
Non-recourse collateralized
  obligations (Note 12)................     317.9     232.5     344.0     272.8
Indebtedness (Note 10).................     174.0     179.6     174.0     189.6
Derivative financial instruments.......       3.1       3.1       2.2       2.2
                                        --------- --------- --------- ---------
FINANCIAL LIABILITIES.................. $ 2,303.9 $ 2,219.1 $ 2,748.6 $ 2,655.5
                                        ========= ========= ========= =========

14. INCOME TAXES

ALLOCATION OF INCOME TAXES:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                         ---------------------
                                                          2007    2006   2005
($ in millions)                                          ------  -----  ------
Income taxes (benefit) applicable to:
   Current.............................................. $  5.1  $26.1  $  6.6
   Deferred.............................................   37.0   47.1    32.7
                                                         ------  -----  ------
   Continuing operations................................   42.1   73.2    39.3
   Discontinued operations..............................   (1.5)   0.7     0.6
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO NET INCOME...................   40.6   73.9    39.9
Other comprehensive loss................................  (20.7)  (8.2)  (22.1)
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME......... $ 19.9  $65.7  $ 17.8
                                                         ======  =====  ======
INCOME TAXES PAID (REFUNDED)............................ $ 17.7  $14.5  $(14.1)
                                                         ======  =====  ======

EFFECTIVE INCOME TAX RATE:

                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
Income from continuing operations before income taxes
  and minority interest................................ $191.1  $225.8  $159.2
                                                        ------  ------  ------
Income taxes at statutory rate of 35.0%................   66.9    79.1    55.7
Valuation allowance release............................  (11.0)     --      --
Dividends received deduction...........................   (6.3)   (3.1)   (7.8)
Low income housing tax credit..........................   (4.1)   (4.0)   (4.0)
Tax interest recoveries................................     --      --    (5.3)
Historic rehabilitation and other tax credits..........     --    (0.6)   (2.3)
Realized losses (gains) on available-for-sale
  securities pledged as collateral.....................   (0.4)    0.3    (0.5)
Other, net.............................................   (3.0)    1.5     3.5
                                                        ------  ------  ------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS  $ 42.1  $ 73.2  $ 39.3
                                                        ======  ======  ======

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              ----------------
                                                                2007     2006
($ in millions)                                               -------  -------
Deferred income tax assets:
Future policyholder benefits................................. $ 337.8  $ 290.7
Unearned premiums/deferred revenues..........................   104.1    103.3
Employee benefits............................................    53.3     58.3
Intangible assets............................................     0.1      2.1
Net operating and capital loss carryover benefits............    21.1     13.7
Historic rehabilitation and other tax credits................    29.8     16.4
Foreign tax credits carryover benefits.......................    14.3     14.3
Other........................................................     1.4      5.0
Valuation allowance..........................................    (1.1)   (12.1)
                                                              -------  -------
GROSS DEFERRED INCOME TAX ASSETS.............................   560.8    491.7
                                                              -------  -------
Deferred tax liabilities:
Deferred policy acquisition costs............................  (523.5)  (434.6)
Investments..................................................  (111.3)  (126.7)
Other........................................................    (8.7)      --
                                                              -------  -------
GROSS DEFERRED INCOME TAX LIABILITIES........................  (643.5)  (561.3)
                                                              -------  -------
DEFERRED INCOME TAX LIABILITIES.............................. $ (82.7) $ (69.6)
                                                              =======  =======

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2007, we had deferred tax assets of $5.5 million and $14.5 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $15.8 million are scheduled to expire between the years 2019 and 2027. The federal capital losses of $41.5 million are scheduled to expire in 2010 and 2012. The state net operating losses of $15.2 million related to the non-life subgroup are scheduled to expire between 2019 and 2026. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million valuation allowance at the end of 2007 and 2006, relative to the state deferred tax assets.

As of December 31, 2007, we had deferred income tax assets of $29.8 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2026.

As of December 31, 2007, we had deferred income tax assets of $14.3 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2016 tax years.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2007 and 2006 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary. During the year, management identified sources of future taxable income that would allow for the realization of the entire foreign tax credit carryover. Accordingly, the valuation allowance related to the Company's foreign tax credit of $11.0 million was released.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:

($ in millions)
Balance at January 1, 2007.............................................. $20.7
Reductions for tax positions of prior years.............................  (2.2)
Settlements with taxing authorities.....................................  (1.1)
                                                                         -----
BALANCE AT DECEMBER 31, 2007............................................ $17.4
                                                                         =====

The entire amount of unrecognized tax benefits at December 31, 2007 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our consolidated U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

15. OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:

                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                               2007             2006             2005
                                                         ---------------  ---------------  ----------------
                                                          GROSS     NET    GROSS     NET    GROSS     NET
($ in millions)                                          -------  ------  -------  ------  -------  -------
Unrealized losses on investments........................ $(239.3) $(37.5) $(177.3) $(37.8) $(358.4) $ (91.1)
Net realized investment gains (losses) on
  available-for-sale securities included in net income..   (23.8)  (20.3)    55.0    13.7    (52.8)   (34.7)
                                                         -------  ------  -------  ------  -------  -------
Net unrealized investment losses........................  (263.1)  (57.8)  (122.3)  (24.1)  (411.2)  (125.8)
Net unrealized foreign currency translation adjustment..     1.4     0.9     (0.3)   (0.1)    (6.0)    (4.0)
Net unrealized derivative instruments gains (losses)....    (1.1)   (0.3)     7.1     6.9     82.8     82.8
                                                         -------  ------  -------  ------  -------  -------
Other comprehensive loss................................  (262.8) $(57.2)  (115.5) $(17.3)  (334.4) $ (47.0)
                                                         -------  ======  -------  ======  -------  =======
Applicable policyholder dividend obligation.............  (121.5)           (73.8)          (194.8)
Applicable deferred policy acquisition cost amortization   (63.4)           (16.2)           (70.5)
Applicable deferred income tax benefit..................   (20.7)            (8.2)           (22.1)
                                                         -------          -------          -------
Offsets to other comprehensive income...................  (205.6)           (98.2)          (287.4)
                                                         -------          -------          -------
OTHER COMPREHENSIVE LOSS................................ $ (57.2)         $ (17.3)         $ (47.0)
                                                         =======          =======          =======

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:

                                                                    AS OF DECEMBER 31,
                                                             -------------------------------
                                                                   2007            2006
                                                             ---------------  --------------
                                                              GROSS     NET    GROSS    NET
($ in millions)                                              -------  ------  ------  ------
Unrealized gains on investments............................. $ (77.7) $(55.0) $185.4  $  2.8
Unrealized foreign currency translation adjustment..........     0.8      --    (0.6)   (0.9)
Unrealized losses on derivative instruments.................   (34.4)  (18.0)  (33.3)  (17.7)
                                                             -------  ------  ------  ------
Accumulated other comprehensive income......................  (111.3) $(73.0)  151.5  $(15.8)
                                                             -------  ======  ------  ======
Applicable policyholder dividend obligation.................    46.2           167.7
Applicable deferred policy acquisition costs................   (63.6)           (0.3)
Applicable deferred income taxes............................   (20.9)           (0.1)
                                                             -------          ------
Offsets to accumulated other comprehensive income...........   (38.3)          167.3
                                                             -------          ------
ACCUMULATED OTHER COMPREHENSIVE INCOME                       $ (73.0)         $(15.8)
                                                             =======          ======

16. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes) and $6.5 million ($4.2 million after income taxes) in 2006 and 2005, respectively, primarily in connection with organizational and employment-related costs.

17. DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realize an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007, 2006 and 2005 was $(3.5) million, $1.1 million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:

                                                        AS OF AND FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                        -----------------------------
                                                          2007      2006      2005
($ in millions)                                         --------  --------  --------
Statutory capital, surplus, and surplus notes.......... $  848.1  $  932.5  $  873.2
Asset valuation reserve (AVR)..........................    192.6     187.8     210.8
                                                        --------  --------  --------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR...... $1,040.7  $1,120.3  $1,084.0
                                                        ========  ========  ========
STATUTORY GAIN FROM OPERATIONS......................... $  115.2  $  131.6  $  106.2
                                                        ========  ========  ========
STATUTORY NET INCOME................................... $   80.0  $  162.0  $   61.0
                                                        ========  ========  ========

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $92.2 million in 2007 and is able to pay $83.8 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $83.8 million in 2008, would be subject to the discretion of the New York Superintendent of Insurance.

19. PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:

                                                           AS OF DECEMBER 31,
                                                   -----------------------------------
                                                         2007              2006
                                                   ----------------- -----------------
                                                            CARRYING          CARRYING
                                                     COST    VALUE     COST    VALUE
($ in millions)                                    -------  -------- -------  --------
Real estate....................................... $ 106.8   $36.1   $ 105.5   $37.0
Equipment.........................................   213.1    49.2     200.2    40.9
Leasehold improvements............................      --      --       0.8     0.7
                                                   -------   -----   -------   -----
Premises and equipment cost and carrying value....   319.9   $85.3     306.5   $78.6
                                                             =====             =====
Accumulated depreciation and amortization.........  (234.6)           (227.9)
                                                   -------           -------
PREMISES AND EQUIPMENT............................ $  85.3           $  78.6
                                                   =======           =======

Depreciation and amortization expense for premises and equipment for 2007, 2006 and 2005 totaled $12.8 million, $12.1 million and $9.2 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $3.0 million, $2.7 million and $2.4 million in 2007, 2006 and 2005, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $12.4 million as of December 31, 2007, payable as follows: 2008, $2.5 million; 2009, $2.1 million; 2010, $2.0 million; 2011, $1.4 million; 2012, $1.0 million; and
thereafter, $3.5 million.

20. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $11.6 million, $9.8 million and $9.4 million for 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $0.5 million, as of December 31, 2007 and 2006, respectively. Through July 2007, PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.0 million and $0.7 million as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $0.5 million, $1.8 million and $1.9 million for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.6 million as of December 31, 2007.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% for the year ended December 31, 2005. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3.0 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2007 and 2006 were $42.0 million and $54.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $60.2 million, $48.9 million and $45.3 million for 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2.4 million and $0.5 million, as of December 31, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2007, 2006 and 2005, we incurred $62.3 million, $50.1 million and $37.6 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $3.9 million and $2.4 million as of December 31, 2007 and 2006, respectively.

21. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in October 2007, the New York State Insurance Department commenced the on-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In May 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.

22. OTHER COMMITMENTS

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2007, we had committed $164.4 million under such investments, of which $62.6 million is expected to be disbursed by December 31, 2008.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $13.3 million at December 31, 2007.

                                     PART C

Item 24. Financial Statements and Exhibits.

     (a)  Financial Statements.


          (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 2007; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.

          (2) The consolidated financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Consolidated Balance Sheet as of December 31, 2007 and 2006; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005; Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005; Consolidated Statement of Changes in Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005; and Notes to Financial Statements.


     (b)  Exhibits.

          (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

          (2)  Not Applicable.

          (3)  Distribution of Contracts.

               (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.

               (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

          (4) (a) Form of Contract (Big Edge Form No. 1017) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and filed via EDGAR with Registrant's Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

               (b) Form of Contract (Big Edge Plus Form No. 2646) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via EDGAR Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

               (c) Form of Contract (Group Strategic Edge Form Nos. GD601 and GD603) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (d)  Form of Contract (Big Edge Choice for New York Form No.
                    D602) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 (File No. 002-78020), filed via EDGAR on February 28, 1997.

               (e) Form of Contract (The Phoenix Edge-VA for New York Form No. D602NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020), filed via EDGAR on November 29, 1999.

               (f) Form of Contract (Phoenix Spectrum Edge Form No. 612), filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

               (g) Guaranteed Minimum Income Benefit Rider, Form Number DR81, filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

               (h) Guaranteed Minimum Accumulation Benefit Rider, Form DR84, filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

               (i) Guaranteed Minimum Withdrawal Benefit Rider Form No. 06GMWB is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

               (j) Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness Form No. 08HNW is filed herewith.

          (5) (a) Form of Application (Big Edge Form No. OL2502) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (b) Form of Application (Big Edge Plus Form No. OL1340) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (c) Form of Application (Group Strategic Edge Form No. OL2318) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

               (d) Form of Application (Big Edge Choice for New York Form No. OL2115NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 File No. 002-78020), filed via EDGAR on February 28, 1997.

               (e) Form of Application (The Phoenix Edge-VA for New York Form No. OL2744NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020), filed via EDGAR on November 29, 1999.

               (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174), filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

          (6) (a) Amended and Restated Charter of Phoenix Life Insurance Company, dated December 20, 2004, is incorporated by reference to Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 filed via EDGAR on April 25, 2005.

               (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004, Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 filed via EDGAR on April 25, 2005.

          (7)  Not Applicable.

          (8)  (a)  Participation Agreements.

               (1)  (a)  Participation Agreement dated May 1, 2000 between
                         Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                    (d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Form N-4 (File No. 333-123035), Post Effective Amendment No. 3, filed via EDGAR on December 19, 2006.


                    (e) Amendment No.4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

                    (f) Amendment No.5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company, incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.


               (2)  (a)  Participation Agreement dated April 18, 1995 between
                         Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-

                         Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (c) Amendment No. 2 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (4)  (a)  Fund Participation Agreement dated July 19, 1999 among
                         Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


                    (d) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.), is filed herewith.


               (5) Participation Agreement dated December 17, 1999 among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


               (7) (a) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (b) Amendment and Assignment dated as of June 6, 2007 between Variable Insurance Products Fund II ("Current Fund"), Fidelity Distributors Corporation (the "Underwriter") and PHL Variable Insurance Company (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-effective Amendment No.1 to Initial Registration Statement on Form N-6 (File No.333-143656) filed via EDGAR on November7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset
                    Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1) amends the Participation Agreement to delete the affected portfolios; and (2) creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)


               (8) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM

                    Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

               (9) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

               (10) Participation Agreement dated April 25, 2005 among Phoenix
                    Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), via EDGAR on April 27, 2006.

               (11) Participation Agreement dated April 14, 2005 among Phoenix
                    Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

               (12) Participation Agreement dated May 1, 2006 among Phoenix Life
                    Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Registrant's Form N-4 (File Number 333-123035), on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (13) Participation Agreement dated May 1, 2006 among Phoenix Life
                    Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (14) Participation Agreement dated May 1, 2006 among Phoenix Life
                    Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (15) Participation Agreement dated May 1, 2006 among The
                    Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company, is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.

               (16) Amended and Restated Participation Agreement dated January
                    1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27, filed via EDGAR on February 20, 2007.


               (17) Participation Agreement dated September 7, 2007 among
                    Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

               (18) Participation Agreement dated April 1, 2008, among Phoenix
                    Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is filed herewith.

               (19) Participation Agreement dated February 1, 2008, among
                    Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is filed herewith.


               (b)  Other Material Contracts:


                    (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

                    (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

                    (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds,The Alger American Fund,DWS Funds, Federated Insurance Series,.Franklin Templeton

                    Variable Insurance Products Trust,Lazard Retirement Series,Lord Abbett Series Fund, Inc.,Neuberger Berman Advisers Management Trust,Oppenheimer Variable Account Funds,The Rydex Trust,Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

                    (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No.6 on Form N-4 (File No.333-123035), filed via EDGAR on September 28, 2007.

                    (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

          (9) Written Opinion and Consent of Michele Drummey, is filed herewith.


          (10) (a) Written Consent of PricewaterhouseCoopers LLP is filed herewith.


               (b)  Powers of Attorney are filed herewith.


          (11) Not Applicable.

          (12) Not Applicable.

Item 25. Directors and Executive Officers of the Depositor.

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------------
Sal H. Alfiero                        Director
Protective Industries, LLC
Buffalo, NY

Martin N. Baily                       Director
The Brookings Institution
Washington, D.C.

Jean S. Blackwell                     Director
Cummins Inc.
Columbus, IN 47202-3005

Peter C. Browning*                    Director

Arthur P. Byrne                       Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*                   Director


Gordon J. Davis, Esq.                 Director
Dewey and LeBoeuf, LLP
New York, NY


John H. Forsgren*                     Director

Ann Maynard Gray*                     Director

John E. Haire*                        Director

Jerry J. Jasinowski *                 Director

Thomas S. Johnson                     Director
New York, NY

Dona D. Young*                        Chairman of the Board, President and Chief
                                      Executive Officer

Philip K. Polkinghorn*                Senior Executive Vice President and
                                      President, Life and Annuity

Tracy L. Rich*                        Executive Vice President, General Counsel
                                      and Secretary

Daniel J. Moskey*                     Vice President and Treasurer

James D. Wehr**                       Senior Executive Vice President and Chief
                                      Investment Officer

David R. Pellerin**                   Senior Vice President and Chief Accounting
                                      Officer
Peter A. Hofmann*                     Senior Executive Vice President and Chief
                                      Financial Officer


* The principal business address of this individual is One American Row, Hartford, CT 06103-2899.

** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
     Phoenix Distribution Holding Company (100%) Connecticut


               WS Griffith Securities, Inc. (100%) New York


     Phoenix Investment Management Company (100%) Connecticut
          Phoenix Investment Partners, Ltd. (100%) Delaware
               DP Holdings, Ltd. (100%) New Brunswick, Canada
               DPCM Holdings, Inc. (100%) Illinois


               Duff & Phelps Investment Management Company (100%) Illinois


               Goodwin Capital Advisers, Inc. (100%) New York
               Kayne Anderson Rudnick Investment Management, LLC (100%)
               California
               Pasadena Capital Corporation (100%) California
                    Engemann Asset Management (100%) California
               Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut Phoenix Equity Planning Corporation (100%) Connecticut
                    Phoenix Investment Counsel, Inc. (100%) Massachusetts
               Phoenix/Zweig Advisers, LLC (100%) Delaware
                    Euclid Advisors, LLC (100%) New York
               PXP Securities Corp. (100%) New York
               Rutherford Financial Corporation (100%) Delaware
               Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
               SCM Advisors, LLC (100%) California
               Walnut Asset Management, LLC (70.6%) Delaware
     Phoenix Life Insurance Company (100%) New York


          Phoenix Foundation (0%)Connecticut


          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
               American Phoenix Life and Reassurance Company (100%) Connecticut
                    Phoenix Life and Reassurance Company of New York (100%)
                    New York
               PFG Holdings, Inc. (100%) Pennsylvania
                    AGL Life Insurance Company (100%) Pennsylvania
                    PFG Distribution Company (100%) Delaware
                    Philadelphia Financial Group, Inc. (100%) Delaware
               PHL Variable Insurance Company (100%) Connecticut
                    PHL Variable Accumulation Account (100%) Connecticut
                    PHLVIC Variable Universal Life Account (100%) Connecticut
               Phoenix Founders, Inc. (100%) Connecticut
               Phoenix International Capital Corporation (100%) Connecticut
                    Practicare, Inc. (100%) Delaware
               Phoenix Life and Annuity Company (100%) Connecticut
                    Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
               Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
               PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut


     Phoenix Life Solutions, Inc (100%) Delaware

          Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.


     On February 29, 2008 there were 11,269 qualified and 7,325 nonqualified contract owners.


Item 28. Indemnification.

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     Phoenix Equity Planning Corporation ("PEPCO")

     (a)  PEPCO serves as the principal underwriter for the following entities:


     PEPCO serves as the principal underwriter for the following entities:

          Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b) Directors and Executive Officers of PEPCO.



          Name                                 Position
------------------------   --------------------------------------------------
George R. Aylward, Jr.**   Director and Executive Vice President
John H. Beers*             Vice President and Secretary
John R. Flores*            Vice President and Anti-Money Laundering Officer
David Hanley**             Vice President and Treasurer
Stephen D. Gresham**       Director and Senior Vice President
David C. Martin*           Vice President and Chief Compliance Officer
Philip K. Polkinghorn*     Director and Executive Vice President



* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.




     (c) PEPCO received n contracts which are the subject of this Registration Statement.

Item 30. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 31. Management Services.

     Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


                                  Year                                  Fee Paid
---------------------------------------------------------------------   --------
2007                                                                    $ 95,000
2006.................................................................   $101,000
2005.................................................................   $ 86,000

Item 32. Undertakings.

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                          SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 51 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 51 to Registration Statement No. 002-78020 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 30th day of April, 2008.


                                     PHOENIX LIFE VARIABLE
                                     ACCUMULATION ACCOUNT
                                     PHOENIX LIFE INSURANCE COMPANY


                                     By:
                                        ----------------------------------------
                                        *Dona D. Young, Chairman of the Board,
                                        President and Chief Executive Officer of
                                        Phoenix Life Insurance Company


                                     By:/s/ Kathleen A. McGah
                                        ----------------------------------------
                                        *Kathleen A. McGah

*  As Attorney-in-Fact pursuant to power of attorney


As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 51 to Registration Statement No. 002-78020 on April 30, 2008.


      Signature                       Title
-------------------   -------------------------------------


-------------------   Chairman of the Board, President and
*Dona D. Young        Chief Executive Officer





-------------------   Chief Accounting Officer
*David R. Pellerin


-------------------   Chief Financial Officer
*Peter A. Hofmann



-------------------   Director
*Sal H. Alfiero


-------------------   Director
*Martin N. Baily


-------------------   Director
*Jean S. Blackwell


-------------------   Director
*Peter C. Browning


-------------------   Director
*Arthur P. Byrne

Signature                Title
-------------------   -----------


-------------------   Director
*Sanford Cloud, Jr.


-------------------   Director
*Gordon J. Davis


-------------------   Director
*John H. Forsgren


-------------------   Director
*Ann Maynard Gray


-------------------   Director
*John E. Haire


-------------------   Director
*Jerry J. Jasinowski


-------------------   Director
*Thomas S. Johnson


/s/ Kathleen A. McGah
----------------------
*Kathleen A. McGah

                                  Exhibit Index


Exhibit 24(b)(4)(j)        Waiver of Withdrawal Charge for Nursing Home
                           Confinement and Terminal Illness Form No. 08HNW

Exhibit 24(b)(8)(a)(4)(d)  Amendment No. 3 dated February 1, 2008 to the Fund
                           Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.)

Exhibit24(b)(8)(a)(17)     Participation Agreement dated April 1, 2008, among
                           Phoenix Life Insurance Company, Phoenix Equity
                           Planning Corporation, AllianceBernstein LP and
                           AllianceBernstein Investments, Inc.

Exhibit 24(b)(8)(a)(18)    Participation Agreement dated February 1, 2008, among
                           Phoenix Life Insurance Company, Phoenix Equity
                           Planning Corporation, Summit Mutual Funds, Inc., and
                           Ameritas Investment Corporation

Exhibit 24(b)(9)           Opinion and Consent of Counsel

Exhibit 24(b)(10)(a)       Consent of Independent Registered Public Accounting
                           Firm
Exhibit 24(b)(10)(b)       Powers of Attorney